UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03091

Name of Fund:  BlackRock Series Fund, Inc.
BlackRock Advantage Large Cap Core Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Global Allocation Portfolio
BlackRock Government Money Market Portfolio
BlackRock Sustainable Balanced Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Series Fund, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2024

Date of reporting period: 06/30/2024

Item 1 – Reports to Stockholders
(a)    The Reports to Shareholders are attached herewith.

BlackRock Advantage Large Cap Core Portfolio

LGCCS

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Advantage Large Cap Core Portfolio	$27	0.50%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
BlackRock Advantage Large Cap Core Portfolio...
	16.58%	26.43%	14.46%	12.38%
Russell 1000® Index...
	14.24	23.88	14.61	12.51
Net Assets...
$209,350,547
Number of Portfolio Holdings...
152
Portfolio Turnover Rate...
57%

The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Core Portfolio.

Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
32.3%
Health Care...
13.0
Financials...
11.9
Consumer Discretionary...
11.0
Industrials...
10.4
Communication Services...
9.7
Consumer Staples...
4.2
Energy...
3.1
Utilities...
1.3
Real Estate...
1.3
Materials...
1.0
Short-Term Securities...
3.6
Liabilities in Excess of Other Assets...
(2.8)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Large Cap Core Portfolio

LGCCS

Semi-Annual Shareholder Report — June 30, 2024

LGCCS-06/24-SAR

BlackRock Capital Appreciation Portfolio

FDGRS

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Capital Appreciation Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Capital Appreciation Portfolio	$27	0.49%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
BlackRock Capital Appreciation Portfolio...
	22.00%	36.26%	15.67%	15.13%
S&P 500® Index...
	15.29	24.56	15.05	12.86
Russell 1000® Growth Index...
	20.70	33.48	19.34	16.33
Net Assets...
$249,149,043
Number of Portfolio Holdings...
39
Portfolio Turnover Rate...
11%

Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
48.4%
Communication Services...
12.5
Consumer Discretionary...
12.3
Health Care...
10.8
Financials...
8.6
Industrials...
5.2
Real Estate...
1.1
Materials...
1.0
Short-Term Securities...
4.1
Liabilities in Excess of Other Assets...
(4.0)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Capital Appreciation Portfolio

FDGRS

Semi-Annual Shareholder Report — June 30, 2024

FDGRS-06/24-SAR

BlackRock Global Allocation Portfolio

GLALS

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Global Allocation Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Global Allocation Portfolio	$30	0.58%

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
BlackRock Global Allocation Portfolio...
	6.42%	12.34%	6.92%	5.27%
FTSE World Index...
	11.56	20.38	11.97	9.37
Reference Benchmark...
	5.53	11.89	6.40	5.77

The Reference Benchmark is comprised of the returns of the S&P 500® Index (36%); FTSE World (ex U.S.) Index (24%); ICE BofA Current 5-Year U.S. Treasury Index (24%); and FTSE Non-U.S. Dollar World Government Bond Index (16%).

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Key Fund statistics

Net Assets...
$148,001,526
Number of Portfolio Holdings...
1,928
Portfolio Turnover Rate...
84%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Geographic allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	65.8%	-%	65.8%
Japan...
	4.7	-	4.7
United Kingdom...
	4.5	-	4.5
Netherlands...
	3.4	-	3.4
France...
	2.7	-	2.7
Canada...
	2.1	-	2.1
Germany...
	2.0	-	2.0
Italy...
	2.0	-	2.0
Spain...
	1.6	-	1.6
China...
	1.5	-	1.5
OtherFootnote Reference(b)...
	9.7	-	9.7
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Allocation Portfolio

GLALS

Semi-Annual Shareholder Report — June 30, 2024

GLALS-06/24-SAR

BlackRock Government Money Market Portfolio

MNRSV

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Government Money Market Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Government Money Market Portfolio	$25	0.50%

Key Fund statistics

Net Assets...
$115,089,230
Number of Portfolio Holdings...
102

What did the Fund invest in?

(as of June 30, 2024)

Current seven-day yields

7-Day SEC Yield	7-Day Yield
BlackRock Government Money Market Portfolio...
4.85%	4.85%

The 7-Day SEC Yield may differ from the 7-Day Yield shown above due to the fact that the 7-Day SEC Yield excludes distributed capital gains.

Portfolio composition

Investment Type	Percent of Net Assets
U.S. Treasury Obligations...
43.1%
Repurchase Agreements...
32.6
U.S. Government Sponsored Agency Obligations...
20.1
Other Assets Less Liabilities...
4.2

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Government Money Market Portfolio

MNRSV

Semi-Annual Shareholder Report — June 30, 2024

MNRSV-06/24-SAR

BlackRock Sustainable Balanced Portfolio

BLCPS

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Sustainable Balanced Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Sustainable Balanced Portfolio	$26	0.49%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
BlackRock Sustainable Balanced Portfolio...
	8.83%	15.22%	8.95%	8.50%
MSCI All Country World Index...
	11.30	19.38	10.76	8.43
Bloomberg U.S. Aggregate Bond Index...
	(0.71)	2.63	(0.23)	1.35
60% MSCI All Country World Index/ 40% Bloomberg U.S. Aggregate Bond Index...
	6.39	12.49	6.52	5.78
Net Assets...
$459,718,825
Number of Portfolio Holdings...
1,524
Portfolio Turnover Rate...
54%

The Fund's returns shown prior to April 8, 2022, are the returns of the Fund when it followed different investment strategies under the name BlackRock Balanced Capital Portfolio.

Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Portfolio composition

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
60.9%
Corporate Bonds...
19.2
U.S. Treasury Obligations...
10.1
U.S. Government Sponsored Agency Securities...
7.1
Investment Companies...
2.1
Preferred Securities...
0.2
Asset-Backed Securities...
0.2
Non-Agency Mortgage-Backed Securities...
0.1
Foreign Government Obligations...
0.1
Other Interests...
-
Footnote	Description
Footnote(a)	Excludes short-term securities.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Balanced Portfolio

BLCPS

Semi-Annual Shareholder Report — June 30, 2024

BLCPS-06/24-SAR

(b)    Not Applicable.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report.
Item 3 –Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable.
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)    The registrant’s Financial Statements are attached herewith.
(b)    The registrant’s Financial Highlights are attached herewith.

June 30, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual
Financial Statements (Unaudited)
BlackRock Series Fund, Inc.
BlackRock Advantage Large Cap Core Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Global Allocation Portfolio
BlackRock Government Money Market Portfolio
BlackRock Sustainable Balanced Portfolio
BlackRock Series Fund II, Inc.
BlackRock High Yield Portfolio

Table of Contents
Page

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / Derivative Financial Instruments
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.4%
Lockheed Martin Corp. ................ 5,738 $ 2,680,220
Textron, Inc. ....................... 1,850 158,841
2,839,061
Air Freight & Logistics — 0.7%
Expeditors International of Washington, Inc. .. 10,983 1,370,569
Automobile Components — 0.4%
Lear Corp. ........................ 6,767 772,859
Automobiles — 1.0%
General Motors Co. .................. 27,963 1,299,161
Tesla, Inc.
(a)
........................ 3,629 718,106
2,017,267
Banks — 1.7%
Citizens Financial Group, Inc. ........... 4,636 167,035
JPMorgan Chase & Co.
(b)
.............. 11,403 2,306,371
KeyCorp .......................... 65,355 928,694
Valley National Bancorp
(b)
.............. 21,414 149,470
3,551,570
Beverages — 0.8%
Monster Beverage Corp.
(a)
.............. 13,446 671,628
PepsiCo, Inc. ...................... 6,602 1,088,868
1,760,496
Biotechnology — 3.4%
Alnylam Pharmaceuticals, Inc.
(a)
.......... 877 213,111
Amgen, Inc. ....................... 432 134,978
Biogen, Inc.
(a)
...................... 2,080 482,186
Exelixis, Inc.
(a)
...................... 8,409 188,950
Gilead Sciences, Inc. ................. 38,749 2,658,569
Incyte Corp.
(a)
...................... 18,237 1,105,527
Neurocrine Biosciences, Inc.
(a)
........... 10,952 1,507,762
United Therapeutics Corp.
(a)
............. 2,762 879,835
7,170,918
Broadline Retail — 4.7%
Amazon.com, Inc.
(a)
.................. 50,369 9,733,809
Building Products — 0.5%
Advanced Drainage Systems, Inc. ........ 1,734 278,116
Builders FirstSource, Inc.
(a)
............. 4,228 585,198
UFP Industries, Inc. .................. 1,589 177,968
1,041,282
Capital Markets — 2.9%
Franklin Resources, Inc.
(b)
.............. 1,974 44,119
Invesco Ltd. ....................... 122,071 1,826,182
Morningstar, Inc. .................... 459 135,795
MSCI, Inc. ........................ 571 275,079
Nasdaq, Inc. ....................... 26,701 1,609,003
S&P Global, Inc. .................... 4,653 2,075,238
5,965,416
Chemicals — 0.2%
Huntsman Corp. .................... 2,193 49,934
PPG Industries, Inc. .................. 3,356 422,487
472,421
Commercial Services & Supplies — 2.1%
Cintas Corp. ....................... 3,303 2,312,959
Waste Management, Inc. ............... 9,332 1,990,889
4,303,848
Security
Shares
Shares Value
Communications Equipment — 0.1%
Motorola Solutions, Inc. ............... 503 $ 194,183
Construction & Engineering — 0.5%
AECOM .......................... 6,369 561,364
MasTec, Inc.
(a)
...................... 3,582 383,238
944,602
Consumer Finance — 0.2%
OneMain Holdings, Inc. ................ 8,217 398,442
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp. ............... 3,408 2,896,766
Kroger Co. (The) .................... 27,731 1,384,609
4,281,375
Containers & Packaging — 0.1%
Packaging Corp. of America ............ 1,478 269,824
Electric Utilities — 0.6%
Exelon Corp. ....................... 11,235 388,843
OGE Energy Corp.
(b)
.................. 26,170 934,269
1,323,112
Electrical Equipment — 1.3%
AMETEK, Inc. ...................... 1,461 243,563
Eaton Corp. plc ..................... 7,824 2,453,215
2,696,778
Electronic Equipment, Instruments & Components — 1.3%
Flex Ltd.
(a)
......................... 12,681 373,962
TE Connectivity Ltd. .................. 15,567 2,341,744
2,715,706
Energy Equipment & Services — 1.0%
Baker Hughes Co. , Class A ............. 12,314 433,083
Schlumberger NV ................... 35,216 1,661,491
2,094,574
Entertainment — 0.6%
Electronic Arts, Inc. .................. 2,683 373,823
Netflix, Inc.
(a)
....................... 1,014 684,328
Spotify Technology SA
(a)
............... 742 232,832
1,290,983
Financial Services — 4.4%
Berkshire Hathaway, Inc. , Class B
(a)
....... 4,844 1,970,539
Mastercard, Inc. , Class A ............... 8,497 3,748,536
Visa, Inc. , Class A ................... 13,246 3,476,678
9,195,753
Food Products — 0.1%
Hershey Co. (The) ................... 543 99,820
Mondelez International, Inc. , Class A ....... 962 62,953
162,773
Ground Transportation — 0.2%
Old Dominion Freight Line, Inc. .......... 2,336 412,538
Health Care Equipment & Supplies — 2.3%
Dexcom, Inc.
(a)
..................... 3,895 441,615
Medtronic plc ...................... 32,439 2,553,273
Stryker Corp. ...................... 5,459 1,857,425
4,852,313
Health Care Providers & Services — 2.8%
Cardinal Health, Inc. .................. 11,375 1,118,390
Centene Corp.
(a)
.................... 23,046 1,527,950
Cigna Group (The) ................... 1,003 331,562
Elevance Health, Inc. ................. 2,269 1,229,480
Labcorp Holdings, Inc. ................ 2,333 474,789

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Advantage Large Cap Core Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. ............... 2,439 $ 1,242,085
5,924,256
Hotels, Restaurants & Leisure — 0.6%
Carnival Corp.
(a) (b)
.................... 11,027 206,425
MGM Resorts International
(a)
............ 18,652 828,895
Texas Roadhouse, Inc. ................ 1,245 213,779
1,249,099
Household Durables — 1.4%
DR Horton, Inc. ..................... 9,219 1,299,234
Leggett & Platt, Inc. .................. 21,076 241,531
PulteGroup, Inc. .................... 2,058 226,586
Toll Brothers, Inc. .................... 10,291 1,185,317
2,952,668
Household Products — 1.3%
Colgate-Palmolive Co. ................ 1,539 149,345
Kimberly-Clark Corp. ................. 18,205 2,515,931
2,665,276
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) .................... 37,270 654,834
Insurance — 2.8%
Globe Life, Inc. ..................... 1,752 144,154
Marsh & McLennan Cos., Inc. ........... 12,976 2,734,303
Progressive Corp. (The) ............... 12,300 2,554,833
Reinsurance Group of America, Inc. ....... 1,682 345,264
Travelers Cos., Inc. (The) .............. 426 86,623
5,865,177
Interactive Media & Services — 7.0%
Alphabet, Inc. , Class A ................ 37,424 6,816,782
Alphabet, Inc. , Class C ................ 20,496 3,759,376
Meta Platforms, Inc. , Class A ............ 7,446 3,754,422
Pinterest, Inc. , Class A
(a)
............... 794 34,991
Snap, Inc. , Class A
(a)
................. 19,829 329,360
14,694,931
IT Services — 0.0%
Kyndryl Holdings, Inc.
(a)
................ 2,416 63,565
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc. ............ 2,305 1,274,665
Machinery — 2.9%
Caterpillar, Inc. ..................... 251 83,608
CNH Industrial NV ................... 58,290 590,478
Cummins, Inc. ...................... 1,887 522,567
Flowserve Corp. .................... 10,815 520,201
Oshkosh Corp. ..................... 17,891 1,935,806
Otis Worldwide Corp. ................. 4,291 413,052
Parker-Hannifin Corp. ................. 3,912 1,978,729
6,044,441
Media — 2.0%
Comcast Corp. , Class A ............... 73,637 2,883,625
Fox Corp. , Class A
(b)
.................. 36,508 1,254,780
Fox Corp. , Class B ................... 562 17,995
Liberty Media Corp.-Liberty SiriusXM , Class A
(a)
312 6,911
4,163,311
Metals & Mining — 0.6%
Freeport-McMoRan, Inc. ............... 4,424 215,007
Nucor Corp. ....................... 7,003 1,107,034
1,322,041
Security
Shares
Shares Value
Multi-Utilities — 0.4%
CMS Energy Corp. ................... 14,011 $ 834,075
Oil, Gas & Consumable Fuels — 2.1%
Chevron Corp.
(b)
.................... 2,778 434,535
ConocoPhillips ..................... 2,511 287,208
Devon Energy Corp. .................. 22,554 1,069,060
EOG Resources, Inc. ................. 6,675 840,182
Exxon Mobil Corp. ................... 8,832 1,016,740
Marathon Petroleum Corp. ............. 3,740 648,815
4,296,540
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp. ................ 1,113 91,633
Passenger Airlines — 0.1%
American Airlines Group, Inc.
(a)
........... 21,491 243,493
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co. ............... 33,304 1,383,115
Eli Lilly & Co. ...................... 4,082 3,695,761
Merck & Co., Inc. .................... 13,434 1,663,130
Pfizer, Inc. ........................ 30,549 854,761
Zoetis, Inc. , Class A .................. 2,103 364,576
7,961,343
Residential REITs — 0.3%
Camden Property Trust ................ 3,956 431,639
Equity LifeStyle Properties, Inc. .......... 3,155 205,485
637,124
Retail REITs — 0.3%
Simon Property Group, Inc. ............. 4,591 696,914
Semiconductors & Semiconductor Equipment — 11.8%
Advanced Micro Devices, Inc.
(a)
.......... 642 104,139
Applied Materials, Inc. ................ 1,335 315,046
Broadcom, Inc. ..................... 1,083 1,738,789
Intel Corp. ........................ 20,995 650,215
Lam Research Corp. ................. 2,788 2,968,802
Micron Technology, Inc. ................ 11,606 1,526,537
Monolithic Power Systems, Inc. .......... 2,500 2,054,200
NVIDIA Corp. ...................... 99,681 12,314,591
QUALCOMM, Inc. ................... 14,812 2,950,254
24,622,573
Software — 12.0%
Adobe, Inc.
(a)
....................... 1,391 772,756
Atlassian Corp. , Class A
(a)
.............. 6,572 1,162,455
Crowdstrike Holdings, Inc. , Class A
(a)
....... 2,167 830,373
Dropbox, Inc. , Class A
(a)
............... 10,815 243,013
Fortinet, Inc.
(a)
...................... 22,811 1,374,819
Manhattan Associates, Inc.
(a)
............ 8,805 2,172,018
Microsoft Corp. ..................... 36,023 16,100,480
Salesforce, Inc. ..................... 1,749 449,668
ServiceNow, Inc.
(a)
................... 2,672 2,101,982
25,207,564
Specialized REITs — 0.7%
Equinix, Inc. ....................... 1,572 1,189,375
Lamar Advertising Co. , Class A
(b)
......... 459 54,864
SBA Communications Corp. ............ 491 96,384
Weyerhaeuser Co. ................... 2,823 80,145
1,420,768
Specialty Retail — 2.1%
Home Depot, Inc. (The) ............... 11,062 3,807,983
Penske Automotive Group, Inc.
(b)
......... 3,187 474,927

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Specialty Retail (continued)
Ross Stores, Inc. .................... 1,114 $ 161,886
4,444,796
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc. ........................ 70,286 14,803,638
Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc. , Class B .................. 23,163 1,745,795
Trading Companies & Distributors — 0.9%
Watsco, Inc.
(b)
...................... 1,283 594,337
WESCO International, Inc. .............. 6,235 988,372
WW Grainger, Inc. ................... 424 382,550
1,965,259
Total Long-Term Investments — 99 .2%
(Cost: $ 165,765,246 ) .............................. 207,678,251
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.6%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.48%
(e)
.................. 6,080,876 $ 6,083,308
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19% .................... 1,422,683 1,422,683
Total Short-Term Securities — 3 .6%
(Cost: $ 7,505,991 ) ............................... 7,505,991
Total Investments — 102 .8%
(Cost: $ 173,271,237 ) .............................. 215,184,242
Liabilities in Excess of Other Assets — (2.8) % ............. (5,833,695)
Net Assets — 100.0% ...............................
$ 209,350,547
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 6,083,594
(a)
$ — $ (286) $ — $ 6,083,308 6,080,876 $ 14,381
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,533,477 — (110,794)
(a)
— — 1,422,683 1,422,683 46,493 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 3,431,619 — (3,429,987)
(a)
(1,567) (65) — — — —
$ (1,853) $ (65) $ 7,505,991 $ 60,874 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Advantage Large Cap Core Portfolio
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 6 09/20/24 $ 1,656 $ 741
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 741 $ — $ — $ — $ 741
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 277,999 $ — $ — $ — $ 277,999
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (42,763) $ — $ — $ — $ (42,763)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,889,925
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 207,678,251 $ — $ — $ 207,678,251
Short-Term Securities
Money Market Funds ...................................... 7,505,991 — — 7,505,991
$ 215,184,242 $ — $ — $ 215,184,242

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Advantage Large Cap Core Portfolio

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 741 $ — $ — $ 741
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Capital Appreciation Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.0%
TransDigm Group, Inc. ................ 3,822 $ 4,883,025
Automobiles — 1.2%
Ferrari NV ........................ 7,228 2,951,698
Broadline Retail — 9.2%
Amazon.com, Inc.
(a)
.................. 118,223 22,846,595
Capital Markets — 3.8%
Blackstone, Inc. , Class A ............... 21,097 2,611,808
MSCI, Inc. ........................ 6,293 3,031,653
S&P Global, Inc. .................... 8,668 3,865,928
9,509,389
Chemicals — 1.0%
Sherwin-Williams Co. (The) ............. 8,427 2,514,870
Commercial Services & Supplies — 2.3%
Copart, Inc.
(a)
...................... 63,788 3,454,758
Waste Connections, Inc. ............... 13,401 2,349,999
5,804,757
Electrical Equipment — 0.9%
Vertiv Holdings Co. , Class A ............ 26,874 2,326,482
Entertainment — 2.7%
Netflix, Inc.
(a)
....................... 9,970 6,728,554
Financial Services — 4.8%
Mastercard, Inc. , Class A ............... 8,185 3,610,895
Visa, Inc. , Class A
(b)
.................. 31,685 8,316,362
11,927,257
Health Care Equipment & Supplies — 5.4%
(a)
Align Technology, Inc. ................. 11,802 2,849,357
Boston Scientific Corp. ................ 31,609 2,434,209
IDEXX Laboratories, Inc. ............... 5,786 2,818,939
Intuitive Surgical, Inc. ................. 12,022 5,347,987
13,450,492
Hotels, Restaurants & Leisure — 0.9%
Chipotle Mexican Grill, Inc.
(a)
............ 36,508 2,287,226
Interactive Media & Services — 9.1%
Alphabet, Inc. , Class A ................ 55,179 10,050,855
Meta Platforms, Inc. , Class A ............ 25,097 12,654,409
22,705,264
IT Services — 1.0%
Shopify, Inc. , Class A
(a)
................ 35,649 2,354,617
Life Sciences Tools & Services — 1.9%
Danaher Corp. ..................... 9,607 2,400,309
Thermo Fisher Scientific, Inc. ............ 4,322 2,390,066
4,790,375
Pharmaceuticals — 3.4%
Eli Lilly & Co. ...................... 9,427 8,535,017
Real Estate Management & Development — 1.1%
CoStar Group, Inc.
(a) (b)
................. 38,045 2,820,656
Semiconductors & Semiconductor Equipment — 22.3%
ASML Holding NV (Registered) , ADR ...... 8,238 8,425,249
Broadcom, Inc. ..................... 6,560 10,532,277
KLA Corp. ......................... 4,776 3,937,860
NVIDIA Corp. ...................... 264,800 32,713,392
55,608,778
Security
Shares
Shares Value
Software — 17.9%
Cadence Design Systems, Inc.
(a)
......... 15,149 $ 4,662,105
Intuit, Inc. ......................... 14,426 9,480,911
Microsoft Corp. ..................... 53,042 23,707,122
Roper Technologies, Inc. ............... 7,039 3,967,603
Synopsys, Inc.
(a)
.................... 4,498 2,676,580
44,494,321
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc. ........................ 86,475 18,213,365
Textiles, Apparel & Luxury Goods — 1.0%
LVMH Moet Hennessy Louis Vuitton SE ..... 3,160 2,426,220
Total Common Stocks — 99 .2%
(Cost: $ 128,994,264 ) .............................. 247,178,958
Preferred Securities
Preferred Stocks — 0.7%
IT Services — 0.7%
ByteDance Ltd. , Series E-1 , (Acquired 11/11/20 ,
cost $ 1,124,560 )
(a) (c) (d)
............... 10,263 1,734,549
Total Preferred Securities — 0 .7%
(Cost: $ 1,124,560 ) ............................... 1,734,549
Total Long-Term Investments — 99.9%
(Cost: $ 130,118,824 ) .............................. 248,913,507
Short-Term Securities
Money Market Funds — 4.1%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.48%
(g)
.................. 9,702,630 9,706,511
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19% .................... 462,062 462,062
Total Short-Term Securities — 4 .1%
(Cost: $ 10,168,227 ) ............................... 10,168,573
Total Investments — 104 .0%
(Cost: $ 140,287,051 ) .............................. 259,082,080
Liabilities in Excess of Other Assets — (4.0) % ............. (9,933,037)
Net Assets — 100.0% ...............................
$ 249,149,043

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Capital Appreciation Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,734,549, representing 0.70% of its net assets as of period end, and an original cost of $1,124,560.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 9,706,330
(a)
$ — $ (165) $ 346 $ 9,706,511 9,702,630 $ 4,023
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 316,443 145,619
(a)
— — — 462,062 462,062 8,197 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 13,577,219 — (13,576,130)
(a)
(1,403) 314 — — 12,902
(b)
—
$ (1,568) $ 660 $ 10,168,573 $ 25,122 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(continued)
June 30, 2024
BlackRock Capital Appreciation Portfolio
Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 4,883,025 $ — $ — $ 4,883,025
Automobiles .......................................... 2,951,698 — — 2,951,698
Broadline Retail ........................................ 22,846,595 — — 22,846,595
Capital Markets ........................................ 9,509,389 — — 9,509,389
Chemicals ............................................ 2,514,870 — — 2,514,870
Commercial Services & Supplies ............................. 5,804,757 — — 5,804,757
Electrical Equipment ..................................... 2,326,482 — — 2,326,482
Entertainment ......................................... 6,728,554 — — 6,728,554
Financial Services ...................................... 11,927,257 — — 11,927,257
Health Care Equipment & Supplies ........................... 13,450,492 — — 13,450,492
Hotels, Restaurants & Leisure .............................. 2,287,226 — — 2,287,226
Interactive Media & Services ............................... 22,705,264 — — 22,705,264
IT Services ........................................... 2,354,617 — — 2,354,617
Life Sciences Tools & Services .............................. 4,790,375 — — 4,790,375
Pharmaceuticals ....................................... 8,535,017 — — 8,535,017
Real Estate Management & Development ....................... 2,820,656 — — 2,820,656
Semiconductors & Semiconductor Equipment .................... 55,608,778 — — 55,608,778
Software ............................................. 44,494,321 — — 44,494,321
Technology Hardware, Storage & Peripherals .................... 18,213,365 — — 18,213,365
Textiles, Apparel & Luxury Goods ............................ — 2,426,220 — 2,426,220
Preferred Securities ....................................... — — 1,734,549 1,734,549
Short-Term Securities
Money Market Funds ...................................... 10,168,573 — — 10,168,573
$ 254,921,311 $ 2,426,220 $ 1,734,549 $ 259,082,080

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
June 30, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.3%
(a)(b)
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL2, Class
A, (1-mo. CME Term SOFR at 1.85%
Floor + 1.85%), 7.18%, 05/15/37 . USD 100 $ 99,822
Elmwood CLO II Ltd., Series 2019-2A,
Class BR, (3-mo. CME Term SOFR
at 1.91% Floor + 1.91%), 7.24%,
04/20/34 ................. 250 238,767
Voya CLO Ltd., Series 2017-3A, Class
A1R, (3-mo. CME Term SOFR
at 0.00% Floor + 1.30%), 6.63%,
04/20/34 ................. 150 150,039
488,628
Ireland — 0.2%
(b)(c)
OCP Euro CLO DAC, Series 2017-2X,
Class B, (3-mo. EURIBOR at 1.35%
Floor + 1.35%), 5.26%, 01/15/32 . EUR 100 107,107
Penta CLO DAC, Series 2024-17X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 0.00%, 08/15/38 . 100 107,095
Tikehau CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 0.00%, 10/20/38 . 100 107,095
321,297
United Kingdom — 0.0%
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(c)(d)
... GBP 15 19,641
United States — 0.9%
AccessLex Institute, Series 2007-A,
Class A3, (3-mo. CME Term SOFR
at 0.00% Floor + 0.56%), 5.90%,
05/25/36
(b)
................ USD 13 12,537
Ajax Mortgage Loan Trust, Series 2021-
E, Class A1, 1.74%, 12/25/60
(a)(b)
. 153 129,757
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 21 16,344
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 2.19%,
08/21/34
(a)
................ 20 19,645
Navient Private Education Refi Loan
Trust
(a)
Series 2021-DA, Class A, (US Prime
Rate at 0.00% Floor - 1.99%),
6.51%, 04/15/60
(b)
......... 58 55,435
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 110 97,430
Series 2024-A, Class A, 5.66%,
10/15/72 ............... 150 150,511
Nelnet Student Loan Trust
(a)
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 100 82,693
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 100 80,688
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 18 18,062
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(a)(e)
200 180,500
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (1-mo.
CME Term SOFR at 4.75% Floor +
4.86%), 10.19%, 10/15/41
(a)(b)
... 109 114,260
Security
Par (000)
Par (000) Value
United States (continued)
SMB Private Education Loan Trust,
Series 2021-A, Class C, 2.99%,
01/15/53
(a)
................ USD 131 $ 109,300
SoFi Personal Loan Trust, Series 2024-
1A, 6.06%, 02/12/31
(a)
........ 129 129,428
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54
(a)
... 45 45,593
1,242,183
Total Asset-Backed Securities — 1.4%
(Cost: $2,205,943) .............................. 2,071,749
Shares
Shares
Common Stocks
Australia — 0.6%
BHP Group Ltd. ............... 4,759 136,022
Brambles Ltd. ................ 3,740 36,091
Coles Group Ltd. .............. 6,118 69,308
CSR Ltd. ................... 925 5,520
Glencore plc ................. 75,486 429,536
Macquarie Group Ltd. ........... 451 61,368
Medibank Pvt Ltd. ............. 4,583 11,358
Metcash Ltd. ................. 2,371 5,580
Quintis HoldCo Pty. Ltd.
(e)(f)(g)
...... 218,994 2
Rio Tinto Ltd. ................ 422 33,427
Wesfarmers Ltd. .............. 1,243 53,824
Woolworths Group Ltd. .......... 4,220 94,747
936,783
Belgium — 0.1%
Ackermans & van Haaren NV ..... 20 3,455
Ageas SA ................... 369 16,836
Syensqo SA ................. 597 53,287
73,578
Brazil — 0.2%
Ambev SA .................. 18,014 36,801
Auren Energia SA ............. 1,030 2,283
B3 SA - Brasil Bolsa Balcao ....... 45,519 83,301
Banco do Brasil SA ............ 4,921 23,443
Embraer SA
(g)
................ 3,816 24,520
Lojas Renner SA .............. 8,670 19,433
Seguridade Participacoes SA ...... 2,552 15,056
Telefonica Brasil SA ............ 881 7,188
TIM SA .................... 1,164 3,317
Transmissora Alianca de Energia
Eletrica SA ................ 585 3,591
WEG SA ................... 1,611 12,144
Wheaton Precious Metals Corp. .... 192 10,067
241,144
Cambodia — 0.0%
NagaCorp Ltd.
(g)(h)
............. 6,000 2,942
Canada — 1.5%
Barrick Gold Corp. ............. 3,159 52,694
Cameco Corp. ................ 10,004 492,197
Enbridge, Inc. ................ 15,115 537,734
Fairfax Financial Holdings Ltd. ..... 24 27,303
Franco-Nevada Corp. ........... 1,115 132,198
Lionsgate Studios Corp.
(g)
........ 2,108 16,991
Magna International, Inc. ......... 1,096 45,937
Nutrien Ltd. .................. 397 20,212
Power Corp. of Canada
(h)
........ 6,300 175,086

Consolidated Schedule of Investments
(continued)
June 30, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Canada (continued)
Shopify, Inc. , Class A
(g)
.......... 1,273 $ 84,128
Suncor Energy, Inc. ............ 15,955 608,204
Toronto-Dominion Bank (The) ..... 1,268 69,700
2,262,384
Cayman Islands — 0.0%
Teya Services Ltd., Series C, (Acquired
11/16/21, cost $73,809)
(e)(g)(i)
.... 38 9,798
China — 1.0%
Anhui Gujing Distillery Co. Ltd. , Class B 100 1,485
Budweiser Brewing Co. APAC Ltd.
(a)(c)
2,700 3,178
BYD Co. Ltd. , Class H .......... 20,479 608,203
China Tower Corp. Ltd. , Class H
(a)(c)
. 24,000 3,102
Chow Tai Fook Jewellery Group Ltd. . 1,400 1,516
Contemporary Amperex Technology Co.
Ltd. , Class A ............... 7,200 177,515
CSPC Pharmaceutical Group Ltd. ... 2,000 1,593
Great Wall Motor Co. Ltd. , Class A .. 11,620 40,209
Haidilao International Holding Ltd.
(a)(c)
14,000 25,147
Huizhou Desay Sv Automotive Co. Ltd. ,
Class A .................. 200 2,381
JD.com, Inc. , Class A ........... 1,904 24,728
Jiangxi Copper Co. Ltd. , Class A ... 800 2,588
Lenovo Group Ltd. ............. 6,000 8,420
Li Auto, Inc. , Class A
(g)
.......... 6,400 57,315
NAURA Technology Group Co. Ltd. ,
Class A .................. 100 4,366
Nongfu Spring Co. Ltd. , Class H
(a)(c)
.. 6,800 32,299
PetroChina Co. Ltd. , Class H ...... 8,000 8,078
Prosus NV .................. 4,026 143,158
Seres Group Co. Ltd. , Class A
(g)
.... 100 1,244
Shenzhen Transsion Holdings Co. Ltd. ,
Class A .................. 4,106 42,965
Tencent Holdings Ltd. ........... 6,700 317,850
Weichai Power Co. Ltd. , Class A .... 1,384 3,078
Wilmar International Ltd. ......... 1,100 2,508
Xiaomi Corp. , Class B
(a)(c)(g)
....... 12,400 26,067
1,538,993
Colombia — 0.0%
Bancolombia SA , ADR .......... 88 2,873
Czech Republic — 0.0%
Komercni Banka A/S ........... 130 4,343
Moneta Money Bank A/S
(a)(c)
...... 526 2,292
6,635
Denmark — 0.8%
AP Moller - Maersk A/S , Class B .... 35 60,702
Genmab A/S
(g)
................ 63 15,787
Novo Nordisk A/S , Class B ....... 6,958 995,585
Novonesis (Novozymes) B , Class B . 283 17,290
Vestas Wind Systems A/S
(g)
....... 3,750 86,955
1,176,319
Finland — 0.1%
Elisa OYJ ................... 1,373 62,860
Kone OYJ , Class B ............ 414 20,526
83,386
France — 2.0%
Accor SA ................... 6,208 254,025
AXA SA .................... 2,992 98,052
Bollore SE .................. 438 2,572
Carrefour SA ................. 3,656 51,807
Cie de Saint-Gobain SA ......... 5,653 439,657
Dassault Systemes SE .......... 1,706 64,147
Security
Shares
Shares Value
France (continued)
Edenred SE ................. 459 $ 19,467
EssilorLuxottica SA ............ 2,407 517,225
Eurazeo SE ................. 29 2,312
Hermes International SCA ........ 67 154,745
La Francaise des Jeux SAEM
(a)(c)
... 856 29,155
L'Oreal SA .................. 87 38,294
LVMH Moet Hennessy Louis Vuitton SE 1,182 907,529
Orange SA .................. 472 4,734
SCOR SE ................... 330 8,365
TotalEnergies SE .............. 4,141 277,256
Valeo SE ................... 1,144 12,233
2,881,575
Georgia — 0.0%
Bank of Georgia Group plc ....... 96 4,884
Germany — 1.1%
adidas AG .................. 1,914 456,999
BASF SE ................... 311 15,035
Bayerische Motoren Werke AG .... 1,499 141,792
CTS Eventim AG & Co. KGaA ..... 401 33,383
Evonik Industries AG ........... 1,279 26,098
Fresenius Medical Care AG ....... 381 14,561
Heidelberg Materials AG ......... 193 19,951
Mercedes-Benz Group AG ........ 4,359 301,693
MTU Aero Engines AG .......... 295 75,211
Rational AG ................. 22 18,241
RWE AG ................... 4,459 152,967
Scout24 SE
(a)(c)
............... 74 5,654
Siemens AG (Registered) ........ 2,079 386,955
Symrise AG ................. 391 47,842
1,696,382
Greece — 0.0%
(g)
National Bank of Greece SA ...... 2,692 22,441
Piraeus Financial Holdings SA ..... 341 1,241
23,682
Hong Kong — 0.2%
AIA Group Ltd. ............... 27,200 184,029
Hongkong Land Holdings Ltd.
(h)
.... 1,000 3,222
Jardine Matheson Holdings Ltd. .... 100 3,530
MTR Corp. Ltd. ............... 500 1,578
Polestar Automotive Holding UK plc
(g)
1,162 914
Prudential plc ................ 2,418 21,924
United Energy Group Ltd. ........ 36,000 1,404
216,601
Hungary — 0.0%
MOL Hungarian Oil & Gas plc ..... 1,011 7,890
OTP Bank Nyrt. ............... 125 6,200
14,090
India — 0.2%
Aditya Birla Capital Ltd.
(g)
........ 4,352 12,446
Asian Paints Ltd. .............. 57 1,990
Axis Bank Ltd. ................ 1,054 15,973
Bharat Electronics Ltd. .......... 2,635 9,643
Bharat Petroleum Corp. Ltd. ...... 1,644 5,981
Cipla Ltd. ................... 751 13,311
Eicher Motors Ltd. ............. 37 2,072
GAIL India Ltd. ............... 4,239 11,136
Godrej Consumer Products Ltd. .... 741 12,205
HCL Technologies Ltd. .......... 117 2,043
Hero MotoCorp Ltd. ............ 134 8,949
Hindustan Aeronautics Ltd.
(c)
...... 467 29,454
IndusInd Bank Ltd. ............. 522 9,155

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(continued)
June 30, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
India (continued)
InterGlobe Aviation Ltd.
(a)(c)(g)
...... 124 $ 6,284
JSW Energy Ltd. .............. 480 4,222
Kotak Mahindra Bank Ltd. ........ 4,434 95,595
Larsen & Toubro Ltd. ........... 177 7,519
Maruti Suzuki India Ltd. ......... 55 7,930
Reliance Industries Ltd. ......... 388 14,545
Think & Learn Pvt Ltd., (Acquired
12/11/20, cost $67,547)
(e)(g)(i)
.... 45 —
UltraTech Cement Ltd. .......... 103 14,391
284,844
Indonesia — 0.1%
Astra International Tbk. PT ....... 18,100 4,921
Bank Central Asia Tbk. PT ........ 84,100 50,888
Bank Syariah Indonesia Tbk. PT .... 93,200 14,882
Ciputra Development Tbk. PT ..... 66,400 4,582
75,273
Ireland — 0.1%
Kingspan Group plc ............ 766 65,101
Smurfit Kappa Group plc ......... 97 4,319
69,420
Italy — 1.2%
Coca-Cola HBC AG ............ 895 30,461
Ferrari NV .................. 648 264,443
FinecoBank Banca Fineco SpA .... 547 8,128
Intesa Sanpaolo SpA ........... 169,528 630,036
Mediobanca Banca di Credito
Finanziario SpA ............. 4,574 66,954
Snam SpA .................. 3,584 15,827
UniCredit SpA ................ 21,544 797,258
Wizz Air Holdings plc
(a)(c)(g)
........ 301 8,489
1,821,596
Japan — 4.4%
Alfresa Holdings Corp. .......... 400 5,498
Asics Corp. .................. 800 12,335
BIC Camera, Inc. .............. 200 1,910
BIPROGY, Inc. ............... 100 2,778
Bridgestone Corp. ............. 400 15,784
Chugai Pharmaceutical Co. Ltd. .... 200 7,122
COMSYS Holdings Corp. ........ 200 3,861
Daiichi Sankyo Co. Ltd. .......... 3,900 135,540
Daikin Industries Ltd. ........... 439 61,116
DIC Corp. ................... 200 3,806
Dowa Holdings Co. Ltd. ......... 100 3,576
Ebara Corp. ................. 2,000 31,900
FANUC Corp. ................ 13,600 373,357
Fast Retailing Co. Ltd. .......... 200 50,588
FUJIFILM Holdings Corp. ........ 6,800 159,506
GMO Payment Gateway, Inc. ...... 400 22,147
Honda Motor Co. Ltd. ........... 26,800 288,100
Hoya Corp. .................. 4,759 556,514
Inpex Corp.
(h)
................ 1,000 14,686
Isetan Mitsukoshi Holdings Ltd. .... 300 5,639
Ito En Ltd. ................... 1,900 41,234
Kakaku.com, Inc. .............. 500 6,561
Kamigumi Co. Ltd. ............. 200 4,132
Kansai Paint Co. Ltd. ........... 3,300 53,356
Kawasaki Kisen Kaisha Ltd. ....... 3,100 45,207
Keyence Corp. ............... 1,381 604,434
Kinden Corp. ................. 100 2,000
Kobayashi Pharmaceutical Co. Ltd. .. 400 12,991
Komatsu Ltd. ................ 15,800 461,511
Kuraray Co. Ltd. .............. 300 3,471
Kyushu Railway Co. ............ 1,900 41,245
Security
Shares
Shares Value
Japan (continued)
Mabuchi Motor Co. Ltd.
(h)
........ 300 $ 4,478
Makita Corp. ................. 1,600 43,805
Mazda Motor Corp. ............ 5,200 50,133
Medipal Holdings Corp. .......... 300 4,574
MEIJI Holdings Co. Ltd. ......... 600 12,977
Mitsubishi Electric Corp. ......... 5,700 91,343
Mitsubishi Estate Co. Ltd. ........ 700 11,020
Mitsubishi Logistics Corp. ........ 100 3,291
Mitsubishi UFJ Financial Group, Inc. . 54,400 587,086
Mitsui & Co. Ltd. .............. 21,000 478,939
Mitsui OSK Lines Ltd. ........... 3,700 111,247
Mizuho Financial Group, Inc. ...... 1,500 31,571
Money Forward, Inc.
(g)
.......... 800 26,855
Morinaga & Co. Ltd. ............ 300 4,660
Morinaga Milk Industry Co. Ltd. .... 200 4,208
MS&AD Insurance Group Holdings, Inc. 4,300 96,002
NET One Systems Co. Ltd. ....... 700 12,826
Nexon Co. Ltd. ............... 400 7,442
Nidec Corp. ................. 1,300 58,499
Nihon M&A Center Holdings, Inc. ... 300 1,554
Nintendo Co. Ltd. .............. 200 10,680
Nippon Paint Holdings Co. Ltd. ..... 13,500 88,249
Nippon Steel Corp. ............. 1,700 36,037
Nippon Yusen KK .............. 200 5,835
Nomura Research Institute Ltd. .... 3,900 110,229
Ono Pharmaceutical Co. Ltd. ...... 1,400 19,129
Oracle Corp. Japan ............ 100 6,900
Otsuka Corp. ................ 200 3,858
Panasonic Holdings Corp. ........ 10,700 87,959
Rakus Co. Ltd. ............... 4,800 62,280
Resorttrust, Inc. ............... 200 2,971
Santen Pharmaceutical Co. Ltd. .... 1,700 17,392
SCREEN Holdings Co. Ltd. ....... 600 54,395
Sekisui House Ltd. ............. 1,200 26,670
Shimamura Co. Ltd. ............ 100 4,553
Ship Healthcare Holdings, Inc. ..... 200 2,964
Shiseido Co. Ltd. .............. 2,100 59,848
SHO-BOND Holdings Co. Ltd. ..... 100 3,584
Skylark Holdings Co. Ltd. ........ 200 2,664
SMC Corp. .................. 600 285,874
Socionext, Inc. ............... 400 9,517
Sojitz Corp. .................. 1,800 43,969
Sompo Holdings, Inc. ........... 2,500 53,559
Sugi Holdings Co. Ltd. .......... 200 2,748
Sumitomo Rubber Industries Ltd.
(h)
.. 600 6,020
Suzuken Co. Ltd. .............. 100 3,049
Sysmex Corp. ................ 5,600 90,395
Takashimaya Co. Ltd. ........... 200 3,378
Takeda Pharmaceutical Co. Ltd. .... 500 12,969
TDK Corp. .................. 400 24,597
TechnoPro Holdings, Inc.
(h)
....... 100 1,638
TIS, Inc. .................... 400 7,771
Toei Animation Co. Ltd. .......... 200 3,098
Tokyo Electric Power Co. Holdings,
Inc.
(g)
.................... 2,800 15,078
Tokyo Electron Ltd. ............ 400 87,560
Toyo Tire Corp. ............... 600 9,629
Toyota Motor Corp. ............ 22,400 459,591
Toyota Tsusho Corp. ............ 900 17,589
Trend Micro, Inc. .............. 600 24,457
Yamaha Motor Co. Ltd.
(h)
......... 3,700 34,398
Yamazaki Baking Co. Ltd. ........ 100 2,064
6,479,560

Consolidated Schedule of Investments
(continued)
June 30, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 867 $ 20,657
Kazakhstan — 0.0%
Kaspi.KZ JSC , ADR
(c)(h)
.......... 264 34,059
Luxembourg — 0.0%
ArcelorMittal SA ............... 1,196 27,399
Macau — 0.0%
Sands China Ltd.
(g)
............. 5,627 11,700
Wynn Macau Ltd. .............. 47,926 39,184
50,884
Malaysia — 0.0%
CIMB Group Holdings Bhd. ....... 2,100 3,025
Frontken Corp. Bhd. ............ 5,900 5,565
8,590
Mexico — 0.1%
Cemex SAB de CV ............ 66,009 42,214
Fomento Economico Mexicano SAB de
CV ..................... 718 7,707
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 535 16,129
Grupo Financiero Banorte SAB de CV ,
Class O .................. 3,005 23,386
Southern Copper Corp.
(h)
......... 238 25,642
Vista Energy SAB de CV , ADR
(g)
.... 101 4,594
Wal-Mart de Mexico SAB de CV .... 13,663 46,669
166,341
Netherlands — 2.4%
ABN AMRO Bank NV , CVA
(a)(c)
..... 2,912 47,826
ASML Holding NV ............. 1,463 1,491,040
ING Groep NV ................ 22,956 394,445
Koninklijke Ahold Delhaize NV ..... 3,595 105,790
Koninklijke KPN NV ............ 29,515 113,123
Koninklijke Vopak NV ........... 1,198 49,772
Shell plc .................... 26,212 944,585
Shell plc , ADR
(h)
............... 4,795 346,103
Wolters Kluwer NV ............. 317 52,349
3,545,033
New Zealand — 0.0%
Xero Ltd.
(g)
.................. 545 49,288
Norway — 0.1%
Equinor ASA
(h)
................ 3,306 94,697
Telenor ASA ................. 237 2,701
97,398
Peru — 0.0%
Credicorp Ltd. ................ 276 44,527
Philippines — 0.0%
Ayala Land, Inc. ............... 14,200 6,893
Bloomberry Resorts Corp.
(g)
....... 44,400 7,205
International Container Terminal
Services, Inc. .............. 660 3,939
Jollibee Foods Corp. ........... 1,130 4,352
Metropolitan Bank & Trust Co. ..... 3,940 4,548
26,937
Poland — 0.0%
LPP SA .................... 1 4,241
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 390 6,084
Powszechny Zaklad Ubezpieczen SA 3,486 44,507
54,832
Security
Shares
Shares Value
Portugal — 0.0%
Jeronimo Martins SGPS SA ....... 354 $ 6,919
Saudi Arabia — 0.0%
Abdullah Al Othaim Markets Co. .... 2,453 7,422
Banque Saudi Fransi ........... 254 2,407
Elm Co. .................... 22 5,028
Etihad Etisalat Co. ............. 538 7,653
Riyadh Cables Group Co. ........ 109 2,928
Saudi Arabian Oil Co.
(a)(c)
......... 289 2,130
Saudi Basic Industries Corp. ...... 360 7,053
Saudi National Bank (The) ........ 1,508 14,875
Saudi Telecom Co. ............. 457 4,568
Yanbu National Petrochemical Co. .. 453 4,418
58,482
Singapore — 0.0%
Genting Singapore Ltd. .......... 3,800 2,415
NetLink NBN Trust
(c)
............ 3,100 1,898
Oversea-Chinese Banking Corp. Ltd. 400 4,248
Sea Ltd. , ADR, Class A
(g)
......... 49 3,500
Singapore Technologies Engineering
Ltd. ..................... 1,800 5,732
Singapore Telecommunications Ltd. . 2,200 4,452
STMicroelectronics NV .......... 317 12,416
United Overseas Bank Ltd. ....... 200 4,613
UOL Group Ltd. ............... 3,400 13,027
Venture Corp. Ltd. ............. 400 4,186
56,487
South Africa — 0.1%
Anglo American plc ............ 626 19,782
Capitec Bank Holdings Ltd. ....... 119 17,278
FirstRand Ltd. ................ 4,922 20,875
Kumba Iron Ore Ltd. ............ 636 15,368
Nedbank Group Ltd. ............ 215 3,044
76,347
South Korea — 0.5%
Doosan Enerbility Co. Ltd.
(g)
....... 3,207 46,623
Fila Holdings Corp. ............ 164 4,759
GS Engineering & Construction Corp.
(g)
711 7,733
Hanwha Aerospace Co. Ltd. ...... 187 33,725
HD Hyundai Infracore Co. Ltd. ..... 4,339 23,938
Hyundai Motor Co. ............. 138 29,430
KakaoBank Corp. ............. 2,020 29,626
KB Financial Group, Inc. ......... 76 4,323
Krafton, Inc.
(g)
................ 31 6,306
Meritz Financial Group, Inc. ....... 151 8,646
NAVER Corp. ................ 184 22,141
Orion Corp. .................. 171 11,415
Samsung C&T Corp. ........... 50 5,131
Samsung Electronics Co. Ltd. ..... 607 35,724
Samsung Life Insurance Co. Ltd. ... 139 8,890
SK Hynix, Inc. ................ 2,493 423,084
701,494
Spain — 0.8%
Aena SME SA
(a)(c)
.............. 32 6,480
Amadeus IT Group SA .......... 157 10,447
Banco Bilbao Vizcaya Argentaria SA . 17,762 178,304
Banco de Sabadell SA .......... 8,777 16,945
Banco Santander SA ........... 2,003 9,319
Cellnex Telecom SA
(a)(c)
.......... 18,008 585,701
Industria de Diseno Textil SA ...... 1,054 52,303
Puig Brands SA , Class B
(g)
....... 10,498 293,438

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(continued)
June 30, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Spain (continued)
Repsol SA .................. 1,098 $ 17,413
1,170,350
Sweden — 0.4%
Assa Abloy AB , Class B ......... 4,548 128,802
Boliden AB .................. 718 23,091
Evolution AB
(a)(c)
............... 258 26,855
SSAB AB , Class A ............. 1,697 9,346
SSAB AB , Class B ............. 4,160 22,557
Telia Co. AB ................. 23,409 62,762
Trelleborg AB , Class B .......... 2,123 82,619
Volvo AB , Class B ............. 7,156 183,869
Volvo Car AB , Class B
(g)
......... 1,184 3,661
543,562
Switzerland — 0.6%
ABB Ltd. (Registered) ........... 814 45,137
Alcon, Inc. .................. 263 23,379
Banque Cantonale Vaudoise
(Registered) ............... 58 6,154
Flughafen Zurich AG (Registered) ... 18 3,984
Galderma Group AG
(g)
.......... 1,427 117,470
Geberit AG (Registered) ......... 6 3,534
Julius Baer Group Ltd. .......... 577 32,273
Kuehne + Nagel International AG
(Registered) ............... 248 71,370
Lonza Group AG (Registered) ..... 26 14,155
Novartis AG (Registered) ........ 1,679 178,766
PSP Swiss Property AG (Registered) 40 5,135
SGS SA (Registered) ........... 920 82,020
Sika AG (Registered) ........... 168 47,957
Straumann Holding AG (Registered) . 79 9,752
Swiss Prime Site AG (Registered) ... 77 7,291
UBS Group AG (Registered) ...... 7,522 220,922
869,299
Taiwan — 1.1%
Acer, Inc. ................... 21,000 30,250
ASE Technology Holding Co. Ltd.
(g)
.. 4,000 20,721
ASMedia Technology, Inc. ........ 1,000 68,722
Asustek Computer, Inc. .......... 2,000 30,612
Chicony Electronics Co. Ltd. ...... 7,000 36,829
Chunghwa Telecom Co. Ltd.
(g)
..... 1,000 3,875
Compal Electronics, Inc. ......... 55,000 58,630
Far EasTone Telecommunications Co.
Ltd. ..................... 3,000 7,779
Genius Electronic Optical Co. Ltd. .. 2,000 40,708
Inventec Corp. ................ 14,000 23,949
MediaTek, Inc. ................ 3,000 129,205
Quanta Computer, Inc. .......... 14,000 133,835
Realtek Semiconductor Corp. ..... 4,000 67,125
Taiwan Mobile Co. Ltd.
(g)
......... 2,000 6,595
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 30,000 888,829
Wistron Corp. ................ 10,000 32,456
Yang Ming Marine Transport Corp. .. 3,000 6,898
1,587,018
Thailand — 0.0%
Advanced Info Service PCL ....... 1,100 6,251
CP ALL PCL ................. 1,800 2,692
True Corp. PCL , NVDR
(g)
......... 16,800 3,991
12,934
United Arab Emirates — 0.0%
NMC Health plc
(e)(g)
............. 8,338 —
Security
Shares
Shares Value
United Kingdom — 2.1%
AstraZeneca plc .............. 3,112 $ 484,330
AstraZeneca plc , ADR
(h)
......... 2,857 222,818
Auto Trader Group plc
(a)(c)
........ 4,238 42,656
BAE Systems plc .............. 57,455 957,007
Barclays plc ................. 18,856 49,825
BP plc ..................... 10,103 60,828
British American Tobacco plc ...... 804 24,699
Burberry Group plc ............. 1,962 21,788
Compass Group plc ............ 6,407 174,548
Direct Line Insurance Group plc .... 870 2,206
Genius Sports Ltd.
(g)
............ 5,166 28,155
Imperial Brands plc ............ 323 8,265
J Sainsbury plc ............... 23,027 74,190
Kingfisher plc ................ 4,422 13,866
London Stock Exchange Group plc .. 1,367 162,097
Marks & Spencer Group plc ....... 6,881 24,880
National Grid plc .............. 5,534 61,793
NatWest Group plc ............. 10,201 40,132
Pearson plc ................. 3,139 39,197
RELX plc ................... 8,182 374,890
Rightmove plc ................ 563 3,800
Rolls-Royce Holdings plc
(g)
....... 12,375 71,073
Spirax Group plc .............. 1,283 137,511
Standard Chartered plc .......... 3,700 33,409
Tesco plc ................... 5,620 21,709
Weir Group plc (The) ........... 234 5,852
3,141,524
United States — 44.4%
Abbott Laboratories ............ 869 90,298
AbbVie, Inc. ................. 229 39,278
Adobe, Inc.
(g)
................. 1,656 919,974
Advanced Micro Devices, Inc.
(g)
.... 614 99,597
AES Corp. (The) .............. 6,912 121,444
Aiven, Inc., Series D
(e)(g)
......... 647 38,367
Align Technology, Inc.
(g)
.......... 22 5,311
Alphabet, Inc. , Class C .......... 14,240 2,611,901
Altair Engineering, Inc. , Class A
(g)
... 2,006 196,748
Altice USA, Inc. , Class A
(g)
........ 2,902 5,920
Altria Group, Inc. .............. 1,927 87,775
Amazon.com, Inc.
(g)(j)
........... 16,962 3,277,907
AMC Networks, Inc. , Class A
(g)
..... 748 7,226
American Airlines Group, Inc.
(g)
..... 1,528 17,312
American Express Co. .......... 65 15,051
American Tower Corp. .......... 2,101 408,392
American Water Works Co., Inc. .... 1,208 156,025
Amgen, Inc. ................. 262 81,862
ANSYS, Inc.
(g)
................ 91 29,257
Aon plc , Class A .............. 392 115,083
Apple, Inc.
(h)
................. 11,718 2,468,045
Applied Materials, Inc. .......... 3,361 793,162
Astra Space, Inc. , Class A
(g)
....... 390 196
AT&T, Inc. ................... 1,290 24,652
Atlassian Corp. , Class A
(g)
........ 1,038 183,601
Autodesk, Inc.
(g)
............... 1,952 483,022
Avaya, Inc.
(g)
................. 16 104
Ball Corp. ................... 135 8,103
Bank of America Corp. .......... 19,470 774,322
Baxter International, Inc. ......... 413 13,815
Becton Dickinson & Co. ......... 371 86,706
Berkshire Hathaway, Inc. , Class B
(g)
. 64 26,035
Block, Inc. , Class A
(g)
........... 702 45,272
Boeing Co. (The)
(g)
............. 192 34,946
Booking Holdings, Inc. .......... 41 162,421
Boston Scientific Corp.
(g)(j)
........ 10,965 844,415
Boyd Gaming Corp. ............ 62 3,416

Consolidated Schedule of Investments
(continued)
June 30, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Bristol-Myers Squibb Co. ......... 4,533 $ 188,255
Broadcom, Inc. ............... 110 176,608
Builders FirstSource, Inc.
(g)
....... 126 17,440
Bunge Global SA .............. 3,350 357,680
Cadence Design Systems, Inc.
(g)
... 1,129 347,450
Caesars Entertainment, Inc.
(g)
..... 683 27,142
Campbell Soup Co. ............ 69 3,118
Cardinal Health, Inc. ............ 130 12,782
Carnival Corp.
(g)
............... 6,058 113,406
Caterpillar, Inc. ............... 206 68,619
Centene Corp.
(g)
.............. 1,090 72,267
Centuri Holdings, Inc.
(g)
.......... 1,116 21,740
CF Industries Holdings, Inc.
(h)
...... 5,668 420,112
Charles Schwab Corp. (The) ...... 5,017 369,703
Cheniere Energy, Inc. ........... 312 54,547
Chevron Corp. ................ 4,340 678,863
Cisco Systems, Inc. ............ 395 18,766
Citigroup, Inc. ................ 2,385 151,352
Comcast Corp. , Class A ......... 6,962 272,632
Comerica, Inc. ................ 240 12,250
Conagra Brands, Inc. ........... 1,139 32,370
Confluent, Inc. , Class A
(g)(h)
....... 19,274 569,161
ConocoPhillips ............... 4,978 569,384
Constellium SE , Class A
(g)
........ 1,980 37,323
Costco Wholesale Corp. ......... 836 710,592
Coterra Energy, Inc. ............ 81 2,160
CRH plc .................... 5,165 387,272
Crowdstrike Holdings, Inc. , Class A
(g)
. 1,212 464,426
Crown Holdings, Inc. ........... 207 15,399
Crown PropTech Acquisitions
(e)(g)
... 1,464 161
Crown PropTech Acquisitions
(e)(g)
... 528 —
Crown PropTech Acquisitions , Class A
(g)
845 9,075
CSL Ltd. .................... 219 42,945
Cummins, Inc. ................ 615 170,312
Customers Bancorp, Inc.
(g)
........ 41 1,967
Danaher Corp. ............... 2,585 645,862
Davidson Homes, Inc.
(e)(g)
........ 139 126,664
Davidson Kempner Merchant Co.-Invest
Fund LP, (Acquired 04/07/21, cost
$36,787)
(g)(i)(k)
.............. —
(l)
196,426
Deckers Outdoor Corp.
(g)
......... 147 142,289
Dell Technologies, Inc. , Class C .... 234 32,271
Delta Air Lines, Inc. ............ 11,235 532,988
Devon Energy Corp. ............ 1,539 72,949
Dexcom, Inc.
(g)
............... 826 93,652
DoorDash, Inc. , Class A
(g)
........ 530 57,653
DuPont de Nemours, Inc. ........ 1,044 84,032
Dynatrace, Inc.
(g)
.............. 1,300 58,162
Eaton Corp. plc ............... 238 74,625
Edwards Lifesciences Corp.
(g)
..... 1,947 179,844
Electronic Arts, Inc. ............ 20 2,787
Eli Lilly & Co. ................ 1,159 1,049,335
Enterprise Products Partners LP
(h)
.. 1,399 40,543
EOG Resources, Inc. ........... 149 18,755
EPAM Systems, Inc.
(g)
........... 32 6,020
Epic Games, Inc., (Acquired 07/02/20,
cost $189,750)
(e)(g)(i)
.......... 330 198,000
Equifax, Inc. ................. 98 23,761
Equinix, Inc. ................. 58 43,883
Eversource Energy ............ 1,483 84,101
Experian plc ................. 681 31,637
F5, Inc.
(g)
................... 1,512 260,412
Fanatics Holdings, Inc. , Class A ,
(Acquired 08/17/22, cost $301,006)
(e)
(g)(i)
...................... 4,437 291,156
Security
Shares
Shares Value
United States (continued)
Farmers Business Network, Inc.
(e)(g)
.. 2,421 $ 5,859
Ferguson plc ................. 66 12,658
First Citizens BancShares, Inc. , Class A 17 28,621
First Horizon Corp. ............. 556 8,768
Floor & Decor Holdings, Inc. , Class A
(g)
1,671 166,114
FLYR, Inc.
(e)(g)
................ 18,486 131,807
Ford Motor Co. ............... 5,597 70,186
Fortinet, Inc.
(g)
................ 3,408 205,400
Fortive Corp. ................. 7,124 527,888
Franklin Resources, Inc.
(h)
........ 7,279 162,686
Freeport-McMoRan, Inc. ......... 13,367 649,636
Freewire Technologies, Inc.
(e)(g)
..... 1 —
General Mills, Inc. ............. 652 41,246
General Motors Co. ............ 3,303 153,457
Gilead Sciences, Inc. ........... 599 41,097
Golden Entertainment, Inc. ....... 109 3,391
Goldman Sachs Group, Inc. (The) .. 1,707 772,110
Grand Rounds, Inc., (Acquired
02/11/22, cost $179,056)
(e)(g)(i)
.... 67,553 58,771
Green Plains, Inc.
(g)(h)
........... 1,170 18,556
GSK plc .................... 3,189 61,338
Hancock Whitney Corp. ......... 162 7,748
HawkEye 360, Inc., Series D1
(e)(g)
... 4,447 42,736
HCA Healthcare, Inc. ........... 44 14,136
Healthpeak Properties, Inc. ....... 4,874 95,530
Hewlett Packard Enterprise Co. .... 570 12,067
Hilton Worldwide Holdings, Inc. .... 941 205,326
Holcim AG .................. 886 78,315
Hormel Foods Corp. ............ 1,240 37,808
Howmet Aerospace, Inc. ......... 200 15,526
Huntington Bancshares, Inc. ...... 1,389 18,307
IDEX Corp. .................. 235 47,282
iHeartMedia, Inc. , Class A
(g)
....... 60 65
Illinois Tool Works, Inc. .......... 221 52,368
Ingersoll Rand, Inc. ............ 2,825 256,623
Intel Corp. .................. 265 8,207
International Bancshares Corp. .... 66 3,776
Intuit, Inc. ................... 500 328,605
Intuitive Surgical, Inc.
(g)
.......... 1,558 693,076
Invesco Ltd. ................. 5,227 78,196
Jabil, Inc. ................... 477 51,893
James Hardie Industries plc , CDI
(g)
.. 1,694 53,018
Jawbone Health Hub, Inc., (Acquired
01/24/17, cost $0)
(e)(g)(i)
........ 6,968 —
Johnson & Johnson ............ 4,049 591,802
JPMorgan Chase & Co. ......... 5,364 1,084,923
Kellanova ................... 785 45,279
Kenvue, Inc. ................. 3,017 54,849
Keysight Technologies, Inc.
(g)
...... 25 3,419
Kimberly-Clark Corp. ........... 630 87,066
Kinder Morgan, Inc. ............ 111 2,206
KLA Corp. ................... 157 129,448
Lam Research Corp. ........... 402 428,070
Landbridge Co. LLC , Class A
(g)
..... 993 22,988
Landsea Homes Corp.
(g)
......... 1,081 9,934
Las Vegas Sands Corp. ......... 1,746 77,261
Latch, Inc.
(g)
................. 4,082 1,429
Lennar Corp. , Class A ........... 271 40,615
Linde plc ................... 94 41,248
Lions Gate Entertainment Corp. , Class
A
(g)
..................... 2,412 22,721
Lions Gate Entertainment Corp. , Class
B
(g)
..................... 214 1,834
LKQ Corp. .................. 10,537 438,234
Loar Holdings, Inc.
(g)(h)
........... 14 748

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(continued)
June 30, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Lockheed Martin Corp. .......... 372 $ 173,761
Lookout, Inc., (Acquired 03/04/15, cost
$16,643)
(e)(g)(i)
.............. 1,457 1,515
Lululemon Athletica, Inc.
(g)
........ 439 131,129
Marathon Petroleum Corp. ....... 282 48,921
Marriott International, Inc. , Class A .. 79 19,100
Marsh & McLennan Cos., Inc. ..... 4,111 866,270
Marvell Technology, Inc. ......... 2,512 175,589
Masco Corp. ................. 1,615 107,672
Masimo Corp.
(g)
............... 1,559 196,340
Mastercard, Inc. , Class A ......... 2,821 1,244,512
McCormick & Co., Inc. (Non-Voting) . 30 2,128
McDonald's Corp. ............. 1,371 349,386
McKesson Corp. .............. 143 83,518
Merck & Co., Inc. .............. 7,042 871,800
Meta Platforms, Inc. , Class A ...... 2,024 1,020,541
Mettler-Toledo International, Inc.
(g)
.. 22 30,747
Microchip Technology, Inc. ........ 371 33,947
Micron Technology, Inc. .......... 4,561 599,908
Microsoft Corp.
(j)
.............. 11,690 5,224,845
Mirion Technologies, Inc. , Class A
(g)(h)
1,997 21,448
Mirion Technologies, Inc. , Class A
(g)
. 20,100 215,874
Molson Coors Beverage Co. , Class B 153 7,777
Monolithic Power Systems, Inc. .... 9 7,395
Motorola Solutions, Inc. ......... 65 25,093
MSCI, Inc. .................. 304 146,452
Nasdaq, Inc. ................. 287 17,295
Nestle SA (Registered) .......... 1,119 114,221
NetApp, Inc. ................. 275 35,420
Netflix, Inc.
(g)
................. 302 203,814
New York Community Bancorp, Inc. . 24,700 79,534
News Corp. , Class A ............ 864 23,820
NextEra Energy, Inc. ........... 9,441 668,517
Northrop Grumman Corp. ........ 48 20,926
Norwegian Cruise Line Holdings Ltd.
(g)
1,981 37,223
NRG Energy, Inc. .............. 1,112 86,580
Nucor Corp. ................. 391 61,809
NVIDIA Corp. ................ 29,144 3,600,450
Old Dominion Freight Line, Inc. .... 491 86,711
Omnicom Group, Inc. ........... 187 16,774
Opendoor Technologies, Inc.
(g)(h)
.... 5,720 10,525
Oracle Corp. ................. 6,370 899,444
PACCAR, Inc. ................ 1,276 131,351
Palladyne AI Corp.
(g)
............ 4,596 7,353
Palladyne AI Corp.
(g)
............ 115 183
Palladyne AI Corp.
(g)
............ 228 365
Palo Alto Networks, Inc.
(g)
........ 896 303,753
Paramount Global , Class B
(h)
...... 4,568 47,462
Park Hotels & Resorts, Inc. ....... 607 9,093
PepsiCo, Inc. ................ 310 51,128
Playstudios, Inc.
(g)
............. 6,121 12,670
PNC Financial Services Group, Inc.
(The) .................... 152 23,633
Principal Financial Group, Inc. ..... 1,118 87,707
Procter & Gamble Co. (The) ...... 348 57,392
Progressive Corp. (The) ......... 4,547 944,457
Prologis, Inc.
(h)
................ 861 96,699
QUALCOMM, Inc. ............. 1,139 226,866
ResMed, Inc.
(h)
............... 196 37,518
Roche Holding AG ............. 182 50,425
Rockwell Automation, Inc. ........ 456 125,528
Rollins, Inc. .................. 996 48,595
Roper Technologies, Inc. ......... 112 63,130
Royal Caribbean Cruises Ltd.
(g)
.... 692 110,326
RXO, Inc.
(g)
.................. 413 10,800
Security
Shares
Shares Value
United States (continued)
S&P Global, Inc. .............. 524 $ 233,704
Salesforce, Inc. ............... 988 254,015
Sanofi SA ................... 4,711 454,343
Schneider Electric SE ........... 136 32,605
Screaming Eagle Acquistion Corp.,
(Acquired 05/14/24, cost $21,956)
(g)(i)
2,160 17,410
Seagate Technology Holdings plc ... 699 72,186
Sempra .................... 11,286 858,413
ServiceNow, Inc.
(g)
............. 1,111 873,990
Smith Douglas Homes Corp.
(g)(h)
.... 773 18,073
Snorkel AI, Inc., (Acquired 06/30/21,
cost $7,945)
(e)(g)(i)
............ 529 3,608
Snowflake, Inc. , Class A
(g)
........ 246 33,232
Sonder Holdings, Inc. , Class A
(g)
.... 317 1,468
Space Exploration Technologies Corp. ,
Class A , (Acquired 08/21/23, cost
$65,367)
(e)(g)(i)
.............. 807 78,279
Space Exploration Technologies Corp. ,
Class C , (Acquired 08/21/23, cost
$70,227)
(e)(g)(i)
.............. 867 84,099
State Street Corp. ............. 2,402 177,748
Stryker Corp. ................ 1,524 518,541
Sun Country Airlines Holdings, Inc.
(g)
. 7,468 93,798
Synchrony Financial ............ 536 25,294
T. Rowe Price Group, Inc. ........ 856 98,705
TE Connectivity Ltd. ............ 432 64,986
Tenaris SA .................. 3,758 57,807
Tesla, Inc.
(g)
.................. 1,079 213,513
Texas Capital Bancshares, Inc.
(g)
... 140 8,560
Thermo Fisher Scientific, Inc. ...... 1,455 804,615
TJX Cos., Inc. (The) ............ 5,976 657,958
Trane Technologies plc .......... 674 221,699
TransDigm Group, Inc. .......... 148 189,086
Transocean Ltd.
(g)(h)
............ 9,067 48,508
Travelers Cos., Inc. (The) ........ 190 38,635
Truist Financial Corp. ........... 911 35,392
Ulta Beauty, Inc.
(g)
............. 40 15,435
United Parcel Service, Inc. , Class B . 437 59,803
United Rentals, Inc. ............ 61 39,451
United States Steel Corp. ........ 3,510 132,678
UnitedHealth Group, Inc. ......... 2,345 1,194,215
Universal Health Services, Inc. , Class B 312 57,698
Valero Energy Corp. ............ 3,190 500,064
Veeva Systems, Inc. , Class A
(g)
.... 152 27,818
Veralto Corp. ................. 4,551 434,484
Vertex Pharmaceuticals, Inc.
(g)
..... 478 224,048
Visa, Inc. , Class A
(h)
............ 1,335 350,397
Vistra Corp. ................. 4,857 417,605
Walmart, Inc. ................. 13,770 932,367
Walt Disney Co. (The) .......... 5,931 588,889
Waystar Holding Corp.
(g)
......... 935 20,103
Wells Fargo & Co. ............. 11,703 695,041
Workday, Inc. , Class A
(g)
......... 271 60,585
Wynn Resorts Ltd. ............. 1,478 132,281
Zscaler, Inc.
(g)
................ 777 149,332
65,644,047
Total Common Stocks — 66.2%
(Cost: $83,849,002) .............................. 97,897,150

Consolidated Schedule of Investments
(continued)
June 30, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Corporate Bonds
Australia — 0.1%
Mineral Resources Ltd., 9.25%
,
10/01/28
(a)
................ USD 7 $ 7,347
Oceana Australian Fixed Income Trust
(e)
12.00%, 07/31/25 ........... AUD 32 21,347
12.50%, 07/31/26 ........... 47 31,451
12.50%, 07/31/27 ........... 79 53,096
Quintis Australia Pty. Ltd.
(a)(e)(f)(m)
13.51%, (13.51% Cash or 8.00%
PIK), 10/01/26 ........... USD 463 70,569
0.00%, (0.00% Cash or 12.00%
PIK), 10/01/28 ........... 414 —
183,810
Austria — 0.1%
ams-OSRAM AG
2.13%, 11/03/27
(c)(n)
.......... EUR 100 84,337
10.50%, 03/30/29
(a)
.......... 100 112,048
196,385
Canada — 0.3%
Air Canada, 3.88%
,
08/15/26
(a)
..... USD 6 5,707
Garda World Security Corp.
(a)
9.50%, 11/01/27 ............ 10 10,046
7.75%, 02/15/28 ............ 7 7,130
HR Ottawa LP, 11.00%
,
03/31/31
(a)
.. 386 421,665
Rogers Communications, Inc., 5.00%
,
02/15/29 ................. 33 32,593
477,141
China — 0.1%
NXP BV, 3.15%
,
05/01/27 ........ 8 7,561
RKPF Overseas 2019 A Ltd., 5.90%
,
03/05/25
(c)
................ 200 80,500
88,061
France — 0.4%
(c)
Alstom SA, (5-Year EURIBOR ICE
Swap Rate + 2.93%), 5.87%
(b)(o)
.. EUR 100 108,605
Atos SE, 2.50%
,
11/07/28
(g)(p)
...... 100 13,922
Forvia SE, 2.75%
,
02/15/27 ....... 100 102,184
Iliad Holding SASU, 5.63%
,
10/15/28 100 106,651
Lion/Polaris Lux 4 SA, (3-mo.
EURIBOR + 3.63%), 7.34%
,
07/01/29
(b)
................ 100 107,095
Loxam SAS, 6.38%
,
05/31/29 ..... 100 110,332
Worldline SA, 0.00%
,
07/30/26
(n)(q)
.. 9 8,603
557,392
Germany — 0.7%
Adler Pelzer Holding GmbH, 9.50%
,
04/01/27
(a)
................ 144 153,563
APCOA Parking Holdings GmbH ,
(3-mo. EURIBOR at 5.00% Floor +
5.00%), 8.91%
,
01/15/27
(a)(b)
.... 102 109,469
Commerzbank AG, (5-Year EUR Swap
Annual + 6.74%), 6.50%
(b)(c)(o)
.... 200 210,096
Deutsche Bank AG , (5-Year EURIBOR
ICE Swap Rate + 4.55%), 4.50%
(b)(c)
(o)
...................... 200 191,165
Fraport AG Frankfurt Airport Services
Worldwide, 4.25%
,
06/11/32
(c)
... 25 26,984
Mahle GmbH, 6.50%
,
05/02/31
(a)
... 100 108,996
TK Elevator Holdco GmbH, 6.63%
,
07/1 5/28
(c)
................ 90 92,795
Security
Par (000)
Par (000) Value
Germany (continued)
TK Elevator Midco GmbH, 4.38%
,
07/15/27
(c)
................ EUR 100 $ 103,223
Volkswagen Financial Services AG,
0.88%
,
01/31/28
(c)
........... 31 30,210
1,026,501
Hong Kong — 0.2%
FWD Group Holdings Ltd., 8.40%
,
04/05/29
(c)
................ USD 360 367,875
India — 0.1%
REI Agro Ltd.
(g)(n)(p)
5.50%, 11/13/14
(a)
........... 220 1,100
5.50%, 11/13/14
(c)(e)
.......... 152 —
TML Holdings Pte. Ltd., 4.35%
,
06/09/26
(c)
................ 200 192,688
193,788
Israel — 0.2%
Teva Pharmaceutical Finance
Netherlands II BV
3.75%, 05/09/27 ............ EUR 100 104,285
7.38%, 09/15/29 ............ 100 118,500
222,785
Italy — 0.6%
Engineering - Ingegneria Informatica -
SpA, 11.13%
,
05/15/28
(c)
....... 100 110,417
Forno d'Asolo SpA, (3-mo. EURIBOR
at 5.50% Floor + 5.50%), 9.41%
,
04/30/27
(a)(b)
............... 178 188,151
IMA Industria Macchine Automatiche
SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 7.65%
,
04/15/29
(b)(c)
100 107,887
Immobiliare Grande Distribuzione SIIQ
SpA, 6.25%
,
05/17/27
(c)(d)
...... 71 76,650
Marcolin SpA, 6.13%
,
11/15/26
(a)
... 100 1 07,716
Pachelbel Bidco SpA
(c)
7.13%, 05/17/31 ............ 100 110,576
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 8.07%, 05/17/31
(b)
... 100 108,583
Rekeep SpA, 7.25%
,
02/01/26
(c)
.... 100 98,527
908,507
Japan — 0.1%
SoftBank Group Corp., 5.38%
,
01/08/29
(c)
................ 100 107,095
Jersey, Channel Islands — 0.2%
TER Finance Jersey Ltd., Series 21,
0.00%
,
01/02/25
(a)(e)(q)
......... USD 273 257,930
Luxembourg — 0.2%
Herens Midco SARL, 5.25%
,
05/15/29
(a)
EUR 100 82,731
Matterhorn Telecom SA, 3.13%
,
09/15/26
(c)
................ 101 105,249
Sani/Ikos Financial Holdings 1 SARL,
5.63%
,
12/15/26
(a)
........... 100 105,890
293,870
Netherlands — 0.4%
Boels Topholding BV
6.25%, 02/15/29
(c)
........... 100 111,359
5.75%, 05/15/30
(a)
........... 100 108,487
Q-Park Holding I BV, 5.13%
,
02/15/30
(c)
100 106,827
Sigma Holdco BV, 5.75%
,
05/15/26
(c)
100 105,007

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(continued)
June 30, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands (continued)
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(c)
................ EUR 100 $ 92,284
523,964
Spain — 0.1%
(c)
Cellnex Telecom SA, 0.75%
,
11/20/31
(n)
100 87,641
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29 ................. 100 103,882
191,523
Sweden — 0.0%
Intrum AB, 3.00%
,
09/15/27
(c)
...... 100 68,973
Thailand — 0.1%
Kasikornbank PCL , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.94%), 5.28%
(b)
(c)(o)
..................... USD 200 194,672
United Kingdom — 1.5%
10x Future Technologies Services Ltd.,
(Acquired 12/19/23, cost $67,920),
15.00%
,
06/19/26
(e)(i)
......... GBP 55 73,037
AA Bond Co. Ltd., 6.50%
,
01/31/26
(c)
. 200 250,924
Ardonagh Finco Ltd., 6.88%
,
02/15/31
(a)
EUR 114 118,833
BCP V Modular Services Finance II plc,
6.13%
,
11/30/28
(c)
........... GBP 100 115,286
BCP V Modular Services Finance plc,
6.75%
,
11/30/29
(a)
........... EUR 128 115,491
Boparan Finance plc, 7.63%
,
11/30/25
(c)
GBP 100 123,281
BP Capital Markets plc, 2.52%
,
04/07/28
(c)
................ EUR 100 103,533
Centrica plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%
,
05/21/55
(b)(c)
.... GBP 100 127,674
CPUK Finance Ltd., 7.88%
,
08/28/29
(c)
100 128,622
Deuce Finco plc
5.50%, 06/15/27
(a)
........... 100 120,814
5.50%, 06/15/27
(c)
........... 100 120,813
eG Global Finance plc, 11.00%
,
11/30/28
(a)
................ EUR 100 113,882
National Grid plc, 0.16%
,
01/20/28
(c)
. 100 94,636
Pinewood Finco plc, 6.00%
,
03/27/30
(a)
GBP 100 124,198
Punch Finance plc, 6.13%
,
06/30/26
(c)
100 124,147
Virgin Media Secured Finance plc,
4.13%
,
08/15/30
(c)
........... 100 104,920
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28
(c)
....... 100 112,821
Vodafone Group plc , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.84%), 8.00%
,
08/30/86
(b)(c)
............... 100 135,511
2,208,423
United States — 5.1%
Affinity Interactive, 6.88%
,
12/15/27
(a)
USD 13 11,463
Allegiant Travel Co., 7.25%
,
08/15/27
(a)
18 17,130
Allied Universal Holdco LLC
9.75%, 07/15/27
(a)
........... 13 12,921
4.88%, 06/01/28
(c)
........... GBP 100 113,611
AMC Networks, Inc.
10.25%, 01/15/29
(a)
.......... USD 23 22,660
4.25%, 02/15/29 ............ 33 22,262
American Tower Corp., 0.45%
,
01/15/27 EUR 100 98,867
Security
Par (000)
Par (000) Value
United States (continued)
Amgen, Inc.
5.25%, 03/02/25 ............ USD 43 $ 42,913
5.51%, 03/02/26 ............ 72 71,986
2.30%, 02/25/31 ............ 16 13,445
Amkor Technology, Inc., 6.63%
,
09/15/27
(a)
................ 15 15,040
Aon North America, Inc., 5.15%
,
03/01/29 ................. 29 28,919
Ardagh Metal Packaging Finance USA
LLC, 2.00%
,
09/01/28
(c)
....... EUR 100 93,307
Ares Capital Corp.
3.88%, 01/15/26 ............ USD 14 13,518
2.15%, 07/15/26 ............ 2 1,848
Bank of America Corp.
(b)
(3-mo. CME Term SOFR + 1.07%),
3.37%, 01/23/26 .......... 44 43,391
(3-mo. CME Term SOFR + 1.30%),
3.42%, 12/20/28 .......... 42 39,494
(3-mo. CME Term SOFR + 1.25%),
2.50%, 02/13/31 .......... 37 31,981
(1-day SOFR + 1.53%), 1.90%,
07/23/31 ............... 8 6,589
(1-day SOFR + 1.37%), 1.92%,
10/24/31 ............... 23 18,817
(1-day SOFR + 1.65%), 5.47%,
01/23/35 ............... 60 59,939
Bausch + Lomb Corp., 8.38%
,
10/01/28
(a)
................ 5 5,119
Baxter International, Inc., 2.27%
,
12/01/28 ................. 33 29,085
Becton Dickinson Euro Finance SARL,
3.55%
,
09/13/29 ............ EUR 100 106,833
Berry Global, Inc., 1.57%
,
01/15/26 .. USD 52 48,854
Big River Steel LLC, 6.63%
,
01/31/29
(a)
22 22,049
Blackstone Private Credit Fund, 7.05%
,
09/29/25 ................. 18 18,173
Breeze Aviation Group, Inc.
(Acquired 07/30/21, cost $78,168)
20.00%, 01/30/28
(e)(i)
....... 78 79,398
Broadcom, Inc.
4.75%, 04/15/29 ............ 40 39,452
2.45%, 02/15/31
(a)
........... 17 14,316
California Resources Corp., 8.25%
,
06/15/29
(a)
................ 19 19,396
Calumet Specialty Products Partners
LP, 9.75%
,
07/15/28
(a)
......... 54 51,136
Charter Communications Operating
LLC
2.25%, 01/15/29 ............ 22 18,803
5.05%, 03/30/29 ............ 33 31,736
Citigroup, Inc.
(b)
(1-day SOFR + 0.53%), 1.28%,
11/03/25 ............... 48 47,250
(1-day SOFR + 1.36%), 5.17%,
02/13/30 ............... 29 28,831
(1-day SOFR + 1.42%), 2.98%,
11/05/30 ............... 33 29,392
(1-day SOFR + 1.17%), 2.56%,
05/01/32 ............... 22 18,334
Civitas Resources, Inc., 8.38%
,
07/01/28
(a)
................ 52 54,487
Cloud Software Group, Inc.
(a)
6.50%, 03/31/29 ............ 30 28,809
9.00%, 09/30/29 ............ 12 11,643

Consolidated Schedule of Investments
(continued)
June 30, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Clydesdale Acquisition Holdings, Inc.,
8.75%
,
04/15/30
(a)
........... USD 20 $ 19,573
Comcast Corp., 3.95%
,
10/15/25 ... 12 11,811
CommScope Technologies LLC, 6.00%
,
06/15/25
(a)
................ 27 21,998
CommScope, Inc., 6.00%
,
03/01/26
(a)
16 14,041
Coty, Inc., 3.88%
,
04/15/26
(c)
...... EUR 100 106,452
CSC Holdings LLC, 11.25%
,
05/15/28
(a)
USD 200 174,177
DISH DBS Corp., 5.88%
,
11/15/24 .. 49 46,529
DISH Network Corp.
(n)
0.00%, 12/15/25
(q)
........... 33 24,259
3.38%, 08/15/26 ............ 14 8,682
Edison International , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.66%), 7.88%
,
06/15/54
(b)
................ 5 5,152
Elevance Health, Inc., 4.10%
,
03/01/28 22 21,262
EQM Midstream Partners LP
(a)
7.50%, 06/01/27 ............ 5 5,106
7.50%, 06/01/30 ............ 10 10,672
FLYR, Inc., 7.74%
,
01/20/27
(e)
..... 51 48,829
Fortrea Holdings, Inc., 7.50%
,
07/01/30
(a)
................ 5 4,968
Freed Hotels & Resorts, 12.00%
,
11/30/28
(b)(e)
............... 443 439,830
Freewire Technologies, Inc., 6.00%
,
02/20/28
(e)
................ 73 —
Frontier Communications Holdings
LLC
(a)
8.75%, 05/15/30 ............ 57 58,735
8.63%, 03/15/31 ............ 50 51,507
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 66 66,165
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 45 44,550
GCI LLC, 4.75%
,
10/15/28
(a)
...... 12 10,953
General Mills, Inc., 0.13%
,
11/15/25 . EUR 100 102,027
General Motors Financial Co., Inc.
5.35%, 07/15/27 ............ USD 30 29,916
2.40%, 10/15/28 ............ 34 30,047
4.30%, 04/06/29 ............ 40 38,001
Global Payments, Inc., 4.95%
,
08/15/27 20 19,801
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 0.82%), 1.54%,
09/10/27
(b)
.............. 33 30,309
(1-day SOFR + 0.91%), 1.95%,
10/21/27
(b)
.............. 22 20,316
0.25%, 01/26/28
(c)
........... EUR 32 30,681
GoTo Group, Inc.
5.50%, 05/01/28
(a)
........... USD 42 25,737
HAT Holdings I LLC, 3.38%
,
06/15/26
(a)
19 17,916
HCA, Inc.
5.25%, 06/15/26 ............ 23 22,897
4.50%, 02/15/27 ............ 13 12,703
5.63%, 09/01/28 ............ 40 40,357
3.38%, 03/15/29 ............ 15 13,788
4.13%, 06/15/29 ............ 23 21,779
3.50%, 09/01/30 ............ 42 37,885
5.45%, 04/01/31 ............ 10 9,993
Helios Software Holdings, Inc., 7.88%
,
05/01/29
(a)
................ EUR 100 107,205
Homes By West Bay LLC, 11.00%
,
02/06/30
(e)
................ USD 317 317,000
Hyatt Hotels Corp., 5.38%
,
04/23/25
(d)
23 22,907
Security
Par (000)
Par (000) Value
United States (continued)
Insightful Corp., 7.00%
,
01/25/29
(e)
.. USD 18 $ 18,605
International Flavors & Fragrances,
Inc., 1.83%
,
10/15/27
(a)
........ 18 16,071
JPMorgan Chase & Co.
(b)
(1-day SOFR + 0.49%), 0.77%,
08/09/25 ............... 16 15,912
(1-day SOFR + 0.89%), 1.58%,
04/22/27 ............... 38 35,462
(1-day SOFR + 1.56%), 4.32%,
04/26/28 ............... 73 71,214
(1-day SOFR + 1.75%), 4.57%,
06/14/30 ............... 72 69,884
Landsea Homes Corp., 11.00%
,
07/17/28
(e)
................ 325 344,500
Lessen, Inc. , (3-mo. CME Term SOFR +
8.50%), 13.40%
,
01/05/28
(a)(b)(e)
.. 161 148,092
Level 3 Financing, Inc., 4.63%
,
09/15/27
(a)
................ 57 29,468
LGI Homes, Inc., 8.75%
,
12/15/28
(a)
. 45 46,872
Lightning eMotors, Inc., 7.50%
,
05/15/25
(a)(g)(n)(p)
............. 27 332
Lions Gate Capital Holdings 1, Inc.,
5.50%
,
04/15/29
(a)
........... 147 130,524
Lowe's Cos., Inc., 4.80%
,
04/01/26 .. 29 28,755
Mauser Packaging Solutions Holding
Co., 7.88%
,
04/15/27
(a)
........ 52 53,040
Morgan Stanley
(b)
Series I, (1-day SOFR + 0.75%),
0.86%, 10/21/25 .......... 10 9,845
(1-day SOFR + 0.56%), 1.16%,
10/21/25 ............... 19 18,726
(3-mo. EURIBOR + 0.83%), 1.34%,
10/23/26 ............... EUR 100 103,894
(1-day SOFR + 1.01%), 5.65%,
04/13/28 ............... USD 72 72,713
(3-mo. CME Term SOFR + 1.40%),
3.77%, 01/24/29 .......... 41 39,028
(1-day SOFR + 1.18%), 2.24%,
07/21/32 ............... 9 7,352
(1-day SOFR + 1.73%), 5.47%,
01/18/35 ............... 35 34,909
NCR Atleos Corp., 9.50%
,
04/01/29
(a)
30 32,422
Netflix, Inc., 3.63%
,
05/15/27 ...... EUR 100 107,594
NRG Energy, Inc., 7.00%
,
03/15/33
(a)
USD 5 5,278
Olympus Water US Holding Corp.,
9.75%
,
11/15/28
(a)
........... 200 211,594
ONEOK Partners LP, 4.90%
,
03/15/25 79 78,545
Oracle Corp.
2.30%, 03/25/28 ............ 57 51,534
2.88%, 03/25/31 ............ 58 50,081
Pacific Gas & Electric Co., 6.10%
,
01/15/29 ................. 50 51,173
Paramount Global
7.88%, 07/30/30 ............ 35 35,824
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.00%), 6.38%, 03/30/62
(b)
... 44 38,859
Permian Resources Operating LLC,
8.00%
,
04/15/27
(a)
........... 16 16,359
Pitney Bowes, Inc., 6.88%
,
03/15/27
(a)
89 84,066
Rand Parent LLC, 8.50%
,
02/15/30
(a)
77 77,956
Republic Services, Inc., 4.88%
,
04/01/29 ................. 25 24,792
RingCentral, Inc., 8.50%
,
08/15/30
(a)
. 65 67,842

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(continued)
June 30, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Sabre GLBL, Inc.
(a)
8.63%, 06/01/27 ............ USD 68 $ 62,646
11.25%, 12/15/27 ........... 51 49,576
Sally Holdings LLC, 6.75%
,
03/01/32 23 22,722
Santander Holdings USA, Inc., 3.45%
,
06/02/25 ................. 8 7,827
Seagate HDD Cayman
8.25%, 12/15/29
(a)
........... 56 60,060
8.50%, 07/15/31
(a)
........... 29 31,233
9.63%, 12/01/32 ............ 45 51,329
Service Properties Trust
8.38%, 06/15/29 ............ 84 82,572
8.63%, 11/15/31
(a)
........... 41 42,735
8.88%, 06/15/32 ............ 92 85,812
Sitio Royalties Operating Partnership
LP, 7.88%
,
11/01/28
(a)
......... 22 22,747
Solventum Corp., 5.40%
,
03/01/29
(a)
. 37 36,887
Sonder Corp., 10.00%
,
12/31/24
(e)
.. 10 9,321
Sonder Holdings, Inc. , (3-mo. CME
Term SOFR at 1.00% Floor +
9.00%), 13.99%
,
01/19/27
(b)(e)
... 173 151,836
Southern California Edison Co.
Series A, 4.20%, 03/01/29 ...... 27 25,834
6.65%, 04/01/29 ............ 10 10,465
Spirit AeroSystems, Inc.
(a)
9.38%, 11/30/29 ............ 45 48,449
9.75%, 11/15/30 ............ 104 114,724
Spirit Loyalty Cayman Ltd., 8.00%
,
09/20/25
(a)
................ 15 10,950
Stem, Inc., 0.50%
,
12/01/28
(a)(n)
.... 6 2,385
STL Holding Co. LLC, 8.75%
,
02/15/29
(a)
................ 16 16,699
Talen Energy Supply LLC, 8.63%
,
06/01/30
(a)
................ 25 26,656
Tenneco, Inc., 8.00%
,
11/17/28
(a)
... 43 39,145
Texas Capital Bancshares, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00%
,
05/06/31
(b)
........... 50 45,317
T-Mobile USA, Inc.
3.50%, 04/15/31 ............ 24 21,562
2.70%, 03/15/32 ............ 38 31,792
Transocean, Inc., 8.25%
,
05/15/29
(a)
. 25 25,062
Truist Financial Corp., (1-day SOFR +
1.62%), 5.44%
,
01/24/30
(b)
..... 18 17,953
Uniti Group LP, 10.50%
,
02/15/28
(a)
.. 56 54,840
Univision Communications, Inc., 8.00%
,
08/15/28
(a)
................ 5 4,876
Veritas US, Inc., 7.50%
,
09/01/25
(a)
.. 5 4,324
VF Corp., 2.40%
,
04/23/25 ....... 8 7,777
VICI Properties LP
(a)
4.63%, 06/15/25 ............ 10 9,869
4.50%, 09/01/26 ............ 8 7,774
Vistra Operations Co. LLC
(a)
5.63%, 02/15/27 ............ 79 77,676
7.75%, 10/15/31 ............ 40 41,656
VMware LLC, 4.65%
,
05/15/27 ..... 17 16,731
Wells Fargo & Co.
1.50%, 05/24/27
(c)
........... EUR 100 100,951
(1-day SOFR + 1.98%), 4.81%,
07/25/28
(b)
.............. USD 59 58,185
(1-day SOFR + 1.78%), 5.50%,
01/23/35
(b)
.............. 75 74,737
WRKCo, Inc., 4.00%
,
03/15/28 ..... 7 6,703
Security
Par (000)
Par (000) Value
United States (continued)
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(a)
................ USD 30 $ 23,993
7,503,218
Total Corporate Bonds — 10.5%
(Cost: $17,050,853) .............................. 15,571,913
Fixed Rate Loan Interests
United States — 0.0%
OD Intermediate SUBI Holdco II LLC,
Term Loan, 10.00%
,
 04/01/26
(e)
.. 62 60,871
Total Fixed Rate Loan Interests — 0.0%
(Cost: $62,139) ................................ 60,871
Floating Rate Loan Interests
France — 0.2%
(b)
Babilou Family, Facility Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 7.71%
,
 11/17/27 ....... EUR 214 228,260
Parts Europe, Facility Term Loan B,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 7.65%
,
 02/03/31 ...... 112 120,312
348,572
Germany — 0.0%
TK Elevator Midco GmbH, Facility Term
Loan B2, (3-mo. EURIBOR at 0.00%
Floor + 4.00%), 7.93%
,
 04/30/30
(b)
54 57,454
Jersey, Channel Islands — 0.1%
(b)(e)
Vita Global FinCo Ltd., Additional
Facility Term Loan, (6-mo.
SONIA at 0.00% Floor + 7.00%),
12.28%
,
 07/06/27 ........... GBP 38 45,495
Vita Global FinCo Ltd., Facility Term
Loan B, (6-mo. EURIBOR at 0.00%
Floor + 0.00%), 10.95%
,
 09/23/27 EUR 63 64,159
109,654
Netherlands — 0.5%
(b)
Bock Capital Bidco BV, Term Loan B,
(3-mo. EURIBOR at 0.00% Floor +
0.00%), 7.40%
,
 06/29/28 ...... 48 50,895
Cypher Bidco BV, Facility Term Loan B,
(6-mo. EURIBOR at 0.00% Floor +
4.50%), 8.60%
,
 01/01/28
(e)
..... 154 158,482
Sigma Holdco BV, Facilit y Term Loan
B8, (6-mo. SONIA at 0.00% Floor +
5.75%), 10.95% - 10.99%
,
 01/03/28 GBP 109 137,295
Ziggo BV, Facility Term Loan H, (1-mo.
EURIBOR at 0.00% Floor + 3.00%),
6.60%
,
 01/31/29 ............ EUR 311 326,350
673,022

Consolidated Schedule of Investments
(continued)
June 30, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain — 0.1%
(b)
Lorca Holdco Ltd., Facility Term Loan
B3, (1-mo. EURIBOR at 0.00% Floor
+ 3.50%), 7.30% - 7.36%
,
 03/25/31 EUR 94 $ 100,478
Pax Midco SLU, Facility Term Loan B2,
(6-mo. EURIBOR at 0.00% Floor +
5.00%), 8.74%
,
 12/31/29 ...... 87 92,578
193,056
United Kingdom — 0.2%
(b)
Bellis Acquisition Co. plc, Term Loan B,
(6-mo. EURIBOR at 0.00% Floor +
4.00%), 7.80%
,
 12/31/30 ...... 88 93,194
CD&R Firefly Bidco Ltd., Facility
Term Loan B6, (6-mo. SONIA at
0.00% Floor + 5.75%), 11.10% -
11.11%
,
 06/21/28 ............ GBP 34 43,224
Entain plc, Facility Term Loan B4,
(6-mo. EURIBOR at 0.00% Floor +
3.25%), 6.92%
,
 06/30/28 ...... EUR 51 54,802
Ineos Quattro Holdings UK Ltd., Term
Loan B, (1-mo. EURIBOR at 0.00%
Floor + 4.50%), 8.15%
,
 04/02/29 . 64 68,316
259,536
United States — 0.9%
Aimbridge Acquisition Co., Inc., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
10.21%
,
 02/02/26
(b)
.......... USD 72 70,973
Altar BidCo, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 10.40%
,
 02/01/30
(b)
120 117,390
American Auto Auction Group LLC, 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
10.49%
,
 12/30/27
(b)
.......... 13 12,917
Avaya, Inc., Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor +
1.50%), 6.84%
,
 08/01/28
(b)
..... —
(r)
295
Cotiviti Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.59%
,
 05/01/31
(b)
30 29,738
DirecTV Financing LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 5.00%), 10.46%
,
 08/02/27
(b)
17 17,263
DRI Holding, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 5.25%), 10.69%
,
 12/21/28
(b)
27 26,241
ECL Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 9.34%
,
 08/31/30
(b)
92 91,839
Emerald Technologies US
AcquisitionCo., Inc., Term Loan B,
(3-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 11.75%
,
 12/29/27
(b)(e)
31 27,407
First Brands Group LLC, 1st Lien
Term Loan, (3-mo. EURIBOR at
1.00% Floor + 5.00%), 8.87% -
8.87%
,
 03/30/27
(b)(e)
.......... EUR 52 56,081
Galaxy Universal LLC, Term Loan,
(3-mo. LIBOR USD at 1.00% Floor +
6.00%), 11.71%
,
 11/12/26
(b)(e)
.... USD 196 194,239
Security
Par (000)
Par (000) Value
United States (continued)
GoTo Group, Inc., Term Loan
(1-mo. CME Term SOFR at
0.00% Floor + 4.75%),
10.18%, 04/28/28
(b)
........ USD 91 $ 64,843
Green Plains Operating Co. LLC,
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 0.00%),
13.65%
,
 07/20/26
(b)(e)
......... 110 108,545
Helios Service Partners LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.50%),
12.06%
,
 03/19/27
(b)(e)
......... 4 3,721
Helios Service Partners LLC, 2nd
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.25%),
11.81%
,
 03/19/27
(b)(e)
......... 20 19,461
Helios Service Partners LLC, Delayed
Draw 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor +
6.00%), 1.00% - 11.84%
,
 03/19/27
(b)
(e)
...................... 30 29,841
Hydrofarm Holdings Group, Inc.,
Term Loan, (1-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
10.96%
,
 10/25/28
(b)(e)
......... 20 16,258
J&J Ventures Gaming LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.46%
,
 04/26/28
(b)
35 34,466
Jack Ohio Finance LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 4.75%), 10.21%
,
 10/04/28
(b)
16 15,571
Kronos Acquisition Holdings, Inc.,
Term Loan, (3-mo . CME Term
SOFR at 1.00% Floor + 6.00%),
11.49%
,
 12/22/26
(b)
.......... 15 14,663
Level 3 Financing, Inc., Term Loan B1,
(1-mo. CME Term SOFR at 2.00%
Floor + 6.56%), 11.90%
,
 04/15/29
(b)
12 12,176
Maverick Gaming LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 7.50%),
12.82%
,
 06/03/28
(b)
.......... 15 14,125
Maverick Gaming LLC, 2nd Lien
Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 7.50%),
12.82%
,
 06/03/28
(b)
.......... 24 16,469
Naked Juice LLC, 2nd Lien Term
Loan, (3-mo. CME Term SOFR at
0.50% Floor + 6.00%), 11.44% -
11.43%
,
 01/24/30
(b)
.......... 4 3,191
Orion Group HoldCo LLC, Delayed
Draw 1st Lien Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor +
6.50%), 12.06%
,
 03/19/27
(b)(e)
... 17 16,684
Orion Group HoldCo LLC, Delayed
Draw Term Loan
(3-mo. CME Term SOFR at
1.00% Floor + 0.00%),
11.56%, 03/19/27
(b)(e)
....... 44 43,523
Orion Group HoldCo LLC, Term Loan
(b)
(e)
(3-mo. CME Term SOFR at 1.00%
Floor + 0.00%), 11.56%, 03/19/27 1 622
(3-mo. CME Term SOFR at 1.00%
Floor + 6.00%), 11.60%, 03/19/27 3 3,182

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(continued)
June 30, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Orion Incremental, Delayed Draw Term
Loan, 12/31/30
(b)(e)(s)
.......... USD 20 $ 19,470
Quartz AcquireCo LLC, Term Loan B1,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 8.09%
,
 06/28/30
(b)(e)
32 31,760
Redstone HoldCo 2 LP, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
10.21%
,
 04/27/28
(b)
.......... 60 53,113
Redstone HoldCo 2 LP, 2nd Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 7.75%),
13.21%
,
 04/27/29
(b)
.......... 50 40,000
SCIH Salt Holdings, Inc., 1st Lien
Term Loan B1, (3-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
8.83%
,
 03/16/27
(b)
........... 45 45,443
Vaco Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor +
5.00%), 10.48%
,
 01/21/29
(b)
..... 32 31,880
Veritas US, Inc., Term Loan B, (1-mo.
CME Term SOFR at 1.00% Floor +
5.00%), 10.46%
,
 09/01/25
(b)
..... 5 4,326
Waystar Technologies, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR
+ 4.00%), 8.10%
,
 07/31/24
(b)
.... 2 2,000
Xerox Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.34%
,
 11/17/29
(b)
17 16,539
1,306,255
Total Floating Rate Loan Interests — 2.0%
(Cost: $3,048,957) .............................. 2,947,549
Foreign Government Obligations
Brazil — 0.3%
Federative Republic of Brazil
6.00%, 08/15/24 ............ BRL —
(r)
123,818
10.00%, 01/01/25 ........... —
(r)
79,673
10.00%, 01/01/27 ........... 2 247,827
451,318
Colombia — 0.1%
Republic of Colombia
5.75%, 11/03/27 ............ COP 575,700 122,727
6.00%, 04/28/28 ............ 425,700 89,663
212,390
Czech Republic — 0.2%
Czech Republic
2.75%, 07/23/29 ............ CZK 3,140 126,053
5.00%, 09/30/30 ............ 2,420 108,407
234,460
Hungary — 0.0%
Hungary Government Bond, 6.75%
,
10/22/28 ................. HUF 24,570 66,771
Indonesia — 0.2%
Republic of Indonesia
7.00%, 05/15/27 ............ IDR 1,336,000 82,288
8.25%, 05/15/36 ............ 1,221,000 81,276
7.13%, 06/15/38 ............ 1,765,000 108,274
271,838
Security
Par (000)
Par (000) Value
Ireland — 0.1%
Republic of Ireland, 2.60%
,
10/18/34
(c)
EUR 158 $ 164,008
Mexico — 0.2%
United Mexican States
7.00%, 09/03/26 ............ MXN 31 157,467
8.50%, 03/01/29 ............ 5 26,242
7.50%, 05/26/33 ............ 27 125,482
309,191
Peru — 0.1%
Republic of Peru
5.94%, 02/12/29
(c)
........... PEN 106 27,656
7.60%, 08/12/39
(a)
........... 238 62,544
90,200
Poland — 0.2%
Republic of Poland
4.75%, 07/25/29 ............ PLN 394 94,080
2.75%, 10/25/29 ............ 980 213,434
307,514
South Africa — 0.2%
Republic of South Africa
10.50%, 12/21/26 ........... ZAR 2,362 134,716
8.00%, 01/31/30 ............ 1,298 65,414
9.00%, 01/31/40 ............ 1,397 60,494
8.75%, 01/31/44 ............ 1,924 79,186
339,810
Spain — 0.4%
Bonos y Obligaciones del Estado
(a)(c)
3.45%, 10/31/34 ............ EUR 300 320,923
2.90%, 10/31/46 ............ 173 158,921
3.45%, 07/30/66 ............ 140 132,899
612,743
Turkey — 0.1%
Republic of Turkiye (The)
31.08%, 11/08/28 ........... TRY 691 21,880
26.20%, 10/05/33 ........... 2,114 63,844
85,724
United Kingdom — 0.3%
U.K. Treasury Bonds
(c)
3.75%, 10/22/53 ............ GBP 146 157,640
0.50%, 10/22/61 ............ 804 301,083
458,723
Uruguay — 0.0%
Oriental Republic of Uruguay, 9.75%
,
07/20/33 ................. UYU 410 10,373
Total Foreign Government Obligations — 2.4%
(Cost: $3,942,953) .............................. 3,615,063
Shares
Shares
Investment Companies
Invesco Municipal Opportunity Trust . 703 7,086
Invesco Municipal Trust ......... 699 6,962
Invesco Quality Municipal Income Trust 692 6,865
Invesco S&P 500 Equal Weight ETF
(h)
1,510 248,063
Invesco Trust for Investment Grade
Municipals ................ 688 7,066
Invesco Value Municipal Income Trust 689 8,502
iShares 0-5 Year TIPS Bond ETF
(f)(h)
. 1,425 141,773

Consolidated Schedule of Investments
(continued)
June 30, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(f)(h)
....... 872 $ 93,409
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(f)(h)(j)
........ 13,068 1,156,257
iShares Latin America 40 ETF
(f)(h)
... 2,948 72,992
iShares MSCI Brazil ETF
(f)(h)
....... 3,320 90,736
iShares MSCI Emerging Markets ETF
(f)
(h)
...................... 429 18,271
iShares Russell Mid-Cap Growth ETF
(f)
377 41,602
Nuveen Municipal Value Fund, Inc. .. 1,146 9,890
SPDR Bloomberg High Yield Bond ETF 599 56,468
VanEck JPMorgan EM Local Currency
Bond ETF ................. 8,227 195,638
VanEck Semiconductor ETF
(h)
..... 1,642 428,069
Total Investment Companies — 1.8%
(Cost: $2,473,441) .............................. 2,589,649
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.3%
United States — 0.3%
(a)(b)
Federal Home Loan Mortgage Corp.
STACR Trust Variable Rate Notes,
Series 2022-DNA1, Class B1,
(SOFR 30 day Average at 0.00%
Floor + 3.40%), 8.74%, 01/25/42 . USD 17 17,540
J.P. Morgan Mortgage Trust
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 122 96,696
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 178 154,770
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 78 50,737
Ready Capital Mortgage Financing LLC,
Series 2022-FL10, Class A, (1-mo.
CME Term SOFR at 2.55% Floor +
2.55%), 7.90%, 10/25/39 ....... 80 80,019
399,762
Commercial Mortgage-Backed Securities — 1.9%
Bermuda — 0.1%
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1-mo. CME Term SOFR
at 2.25% Floor + 2.25%), 7.58%,
01/19/37
(a)(b)
............... 100 99,526
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1-mo. CME Term SOFR at 3.37%
Floor + 3.37%), 8.70%, 12/15/34
(a)(b)
100 95,254
United States — 1.8%
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 8.72%, 06/15/41
(a)(b)
20 19,850
BSST Mortgage Trust
(a)(b)
Series 2021-SSCP, Class A, (1-mo.
CME Term SOFR at 0.75% Floor
+ 0.86%), 6.19%, 04/15/36 ... 14 14,282
Series 2021-SSCP, Class B, (1-mo.
CME Term SOFR at 1.10% Floor
+ 1.21%), 6.54%, 04/15/36 ... 26 25,431
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-SSCP, Class C, (1-mo.
CME Term SOFR at 1.35% Floor
+ 1.46%), 6.79%, 04/15/36 ... USD 36 $ 34,852
Series 2021-SSCP, Class D, (1-mo.
CME Term SOFR at 1.60% Floor
+ 1.71%), 7.04%, 04/15/36 ... 32 30,882
Series 2021-SSCP, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.21%), 7.54%, 04/15/36 ... 36 34,233
Series 2021-SSCP, Class F, (1-mo.
CME Term SOFR at 2.90% Floor
+ 3.01%), 8.34%, 04/15/36 ... 23 22,241
Series 2021-SSCP, Class G, (1-mo.
CME Term SOFR at 3.80% Floor
+ 3.91%), 9.24%, 04/15/36 ... 38 35,698
Series 2021-SSCP, Class H, (1-mo.
CME Term SOFR at 4.90% Floor
+ 5.02%), 10.35%, 04/15/36 .. 17 16,444
BX Commercial Mortgage Trust
(a)(b)
Series 2021-SOAR, Class G, (1-mo.
CME Term SOFR at 2.80% Floor
+ 2.91%), 8.24%, 06/15/38 ... 94 91,823
Series 2021-VINO, Class F, (1-mo.
CME Term SOFR at 2.92% Floor
+ 2.92%), 8.25%, 05/15/38 ... 72 71,014
Series 2021-XL2, Class F, (1-mo.
CME Term SOFR at 2.24% Floor
+ 2.36%), 7.69%, 10/15/38 ... 86 84,161
Series 2024-XL5, Class A, (1-mo.
CME Te rm SOFR at 1.39% Floor
+ 1.39%), 6.72%, 03/15/41 ... 96 95,359
BX Trust
(a)(b)
Series 2019-OC11, Class D, 4.08%,
12/09/41 ............... 64 56,588
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 89 75,299
Series 2021-ARIA, Class E, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.69%, 10/15/36 ... 100 98,001
Series 2021-MFM1, Class E, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.69%, 01/15/34 ... 15 15,029
Series 2021-MFM1, Class F, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 8.44%, 01/15/34 ... 31 29,986
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 6.77%, 04/15/29 ... 99 99,419
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 8.21%, 07/15/29 ... 22 21,890
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 9.26%, 07/15/29 ... 55 54,519
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(b)
..... 10 8,768
Commercial Mortgage Trust, Series
2024-WCL1, Class E, (1-mo. CME
Term SOFR at 4.49% Floor +
4.49%), 9.79%, 06/15/41
(a)(b)
.... 30 29,901
DBGS Mortgage Trust, Series 2018-
BIOD, Class F, (1-mo. CME Term
SOFR at 2.00% Floor + 2.30%),
7.63%, 05/15/35
(a)(b )
.......... 91 89,799
ELM Trust, Series 2024-ELM, Class
E10, 7.79%, 06/10/39
(a)(b)
...... 45 45,025

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(continued)
June 30, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.69%, 07/15/38 ... USD 185 $ 185,075
Series 2021-ESH, Class E, (1-mo.
CME Term SOFR at 2.85% Floor
+ 2.96%), 8.29%, 07/15/38 ... 93 92,421
GS Mortgage Securities Corp. Trust,
Series 2021-DM, Class E, (1-mo.
CME Term SOFR at 2.94% Floor +
3.05%), 8.38%, 11/15/36
(a)(b)
.... 100 97,396
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 36 30,213
HILT Commercial Mortgage Trust,
Series 2024-ORL, Class D, (1-mo.
CME Term SOFR at 3.19% Floor +
3.19%), 8.52%, 05/15/37
(a)(b)
.... 100 99,750
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.45% Floor
+ 2.81%), 8.14%, 04/15/38 ... 60 59,438
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.95% Floor
+ 3.31%), 8.64%, 04/15/38 ... 20 19,813
Series 2022-NXSS, Class A, (1-mo.
CME Term SOFR at 2.18% Floor
+ 2.18%), 7.51%, 09/15/39 ... 14 14,013
JW Commercial Mortgage Trust, Series
2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor +
3.19%), 8.51%, 06/15/39
(a)(b)
.... 20 19,900
LBA Trust, Series 2024-BOLT, Class F,
(1-mo. CME Term SOFR at 4.44%
Floor + 4.44%), 9.77%, 06/15/26
(a)(b)
10 9,974
MCR Mortgage Trust, Series 2024-
TWA, Class E, 8.73%, 06/12/39
(a)
. 23 22,914
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (1-mo.
CME Term SOFR at 4.00% Floor
+ 4.11%), 9.44%, 11/15/38 ... 121 120,994
Series 2021-MDLN, Class G, (1-mo.
CME Term SOFR at 5.25% Floor
+ 5.36%), 10.69%, 11/15/38 .. 130 130,333
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor +
2.22%), 7.54%, 04/15/38
(a)(b)
.... 131 129,466
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2015-C24, Class
C, (1-mo. LIBOR USD + 0.00%),
4.47%, 05/15/48
(b)
........... 10 9,137
Morgan Stanley Capital I Trust, Series
2018-MP, Class A, 4.42%, 07/11/40
(a)
(b)
...................... 17 14,895
SREIT Trust
(a)(b)
Series 2021-MFP, Class F, (1-mo.
CME Term SOFR at 2.63% Floor
+ 2.74%), 8.07%, 11/15/38 ... 96 95,178
Series 2021-MFP2, Class F, (1-mo.
CME Term SOFR at 2.62% Floor
+ 2.73%), 8.06%, 11/15/36 ... 100 98,626
STWD Trust, Series 2021-FLWR, Class
E, (1-mo. CME Term SOFR at 1.92%
Floor + 2.04%), 7.37%, 07/15/36
(a)(b)
25 24,655
Security
Par (000)
Par (000) Value
United States (continued)
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. USD 10 $ 8,783
Wells Fargo Commercial Mortgage
Trust
(b)
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 30 29,193
Series 2017-C41, Class B, 4.19%,
11/15/50 ............... 10 9,060
Series 2024-1CHI, Class A, 5.31%,
07/15/35
(a)
.............. 100 98,102
2,619,823
Total Non-Agency Mortgage-Backed Securities — 2.2%
(Cost: $3,353,996) .............................. 3,214,365
Beneficial Interest (000)
Beneficial Interest (000)
Other Interests
Capital Markets - 0.1%
Sprott Private Resource Streaming &
Royalty LP
(e)(g)(t)
............. 166 136,108
Total Other Interests — 0.1%
(Cost: $167,154) .................................. 136,108
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.0%
United States — 0.0%
(b)(o)
Citigroup, Inc., Series Y , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 4.15% 6 5,600
USB Capital IX , (3-mo. CME Term
SOFR at 3.50% Floor + 1.28%),
6.61% ................... 31 25,755
31,355
Total Capital Trusts — 0.0%
(Cost: $33,877) ................................ 31,355
Shares
Shares
Preferred Stocks — 1.9%
Brazil — 0.1%
Cia Energetica de Minas Gerais
(Preference) ............... 19,338 34,143
Neon Payments Ltd.
(e)(g)
......... 319 130,139
Petroleo Brasileiro SA (Preference) .. 6,861 46,701
210,983
China — 0.3%
ByteDance Ltd., Series E-1, (Acquired
11/11/20, cost $269,333)
(e)(g)(i)
.... 2,458 415,427

Consolidated Schedule of Investments
(continued)
June 30, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Germany — 0.0%
Henkel AG & Co. KGaA (Preference) 32 $ 2,849
Volocopter GmbH, (Acquired 03/03/21,
cost $159,572)
(e)(g)(i)
.......... 30 355
3,204
India — 0.0%
Think & Learn Pvt Ltd., Series F,
(Acquired 12/11/20, cost $103,322)
(e)
(g)(i)
...................... 32 —
Israel — 0.1%
(e)(g)(i)
Deep Instinct Ltd., Series D-2,
(Acquired 03/19/21, cost $89,710) 14,760 65,239
Deep Instinct Ltd., Series D-4,
(Acquired 09/20/22, cost $84,498) 11,985 60,884
126,123
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost $26,894)
(e)
(g)(i)
...................... 228 —
United Kingdom — 0.1%
10x Future Technologies Services Ltd.,
Series D, (Acquired 12/19/23, cost
$183,387)
(e)(g)(i)
.............. 4,842 94,076
United States — 1.3%
Breeze Aviation Group, Inc., Series B,
(Acquired 07/30/21, cost $75,615)
(e)
(g)(i)
...................... 140 23,454
Caresyntax, Inc., Series C-2
(e)(g)
.... 567 68,867
Caresyntax, Inc., Series C-3
(e)(g)
.... 73 7,775
Coreweave, Inc., 10.00%
(e)(g)
...... 83,000 83,000
Databricks, Inc., Series F, (Acquired
02/01/21, cost $88,431)
(e)(g)(i)
.... 6,177 454,009
Databricks, Inc., Series G, (Acquired
10/22/19, cost $102,873)
(e)(g)(i)
... 1,740 127,890
Dream Finders Homes, Inc.
(Preference), 9.00%
(e)
......... 285 272,175
Exo Imaging, Inc., Series C, (Acquired
06/24/21, cost $62,470)
(e)(g)(i)
.... 10,664 21,008
GM Cruise Holdings LLC, Series G,
(Acquired 03/25/21, cost $76,178)
(e)
(g)(i)
...................... 2,891 26,135
Insightful Corp., Series D
(e)(g)
...... 51,259 17,905
JumpCloud, Inc., Series E-1, (Acquired
10/30/20, cost $93,611)
(e)(g)(i)
.... 51,330 102,147
JumpCloud, Inc., Series F, (Acquired
09/03/21, cost $20,218)
(e)(g)(i)
.... 3,376 6,718
Lessen Holdings, Inc., Series B
(e)(g)
.. 8,296 45,545
Loadsmart, Inc., Series C, (Acquired
10/05/20, cost $85,987)
(e)(g)(i)
.... 10,057 71,505
Loadsmart, Inc., Series D, (Acquired
01/27/22, cost $19,100)
(e)(g)(i)
.... 955 10,104
Lookout, Inc., Series F, (Acquired
09/19/14, cost $243,061)
(e)(g)(i)
... 21,278 43,620
MNTN Digital, Series D, (Acquired
11/05/21, cost $54,841)
(e)(g)(i)
.... 2,388 30,925
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $48,256)
(e)(g)(i)
.... 70 —
Noodle Partners, Inc., Series C,
(Acquired 08/26/21, cost $73,361)
(e)
( g)(i)
...................... 8,220 24,907
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $40,179)
(e)(g)(i)
.... 1,532 48,641
Security
Shares
Shares Value
United States (continued)
Relativity Space, Inc., Series E,
(Acquired 05/27/21, cost $68,894)
(e)
(g)(i)
...................... 3,017 $ 66,947
SambaNova Systems, Inc., Series C,
(Acquired 02/19/20, cost $91,575)
(e)
(g)(i)
...................... 1,720 96,613
SambaNova Systems, Inc., Series D,
(Acquired 04/09/21, cost $52,640)
(e)
(g)(i)
...................... 554 31,118
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $ 28,447)
(e)(g)(i)
.... 1,894 12,917
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$72,377)
(e)(g)(i)
.............. 12,134 36,038
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$9,855)
(e)(g)(i)
............... 1,487 4,595
Verge Genomics, Series B, (Acquired
11/05/21, cost $65,876)
(e)(g)(i)
.... 12,367 80,014
Verge Genomics, Series C, (Acquired
09/06/23, cost $10,528)
(e)(g)(i)
.... 1,464 10,541
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $43,198),
12.00%,
(e)(g)(i)
.............. 14,803 59,360
Volato Group, Inc., Class A
(g)
...... 541 316
Wells Fargo & Co., Series L, 7.50%
(n)(o)
46 54,693
Zero Mass Water, Inc., Series C-1,
(Acquired 05/07/20, cost $70,353)
(e)
(g)(i)
...................... 4,463 43,380
Zero Mass Water, Inc., Series D,
(Acquired 07/05/22, cost $13,149)
(e)
(g)(i)
...................... 321 5,566
Zero Mass Water, Inc., Series D-2,
(Acquired 05/16/24, cost $0)
(e)(g)(i)
. 228 1,539
Zero Mass Water, Inc., Series
D-3, (Acquired 05/15/24, cost
$12,125)
(e) (g)(i)
.............. 333 5,135
1,995,102
Total Preferred Stocks — 1.9%
(Cost: $3,346,117) .............................. 2,844,915
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (3-mo. CME Term
SOFR + 6.63%), 11.96%, 10/30/40
(b)
3,609 105,635
Total Trust Preferreds — 0.1%
(Cost: $98,903) ................................ 105,635
Total Preferred Securities — 2.0%
(Cost: $3,478,897) .............................. 2,981,905
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes, Series 2021-
DNA2, Class B2, (SOFR 30 day
Average at 0.00% Floor + 6.00%),
11.34%, 08/25/33
(a)(b)
......... USD 17 19,888

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(continued)
June 30, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association
ACES Variable Rate Notes,
Series 2018-M13, Class A2,
3.86%, 09/25/30
(b)
........... USD 13 $ 12,401
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series K109, Class X1,
1.69% ,  04/25/30 ........ 117 8,501
Series K116, Class X1,
1.53% ,  07/25/30 ........ 99 6,570
Series K120, Class X1,
1.13% , 10/25/30 ........ 392 19,652
Series KL06, Class XFX,
1.47% ,  12/25/29 ........ 100 4,903
Series KW09, Class X1,
0.94% ,  05/25/29 ........ 454 12,956
52,582
Mortgage-Backed Securities — 1.2%
Uniform Mortgage-Backed Securities,
3.50%, 07/25/54
(u)
........... 1,981 1,753,241
Total U.S. Government Sponsored Agency Securities
—
1.2%
(Cost: $1,832,055) .............................. 1,838,112
U.S. Treasury Obligations
U.S. Treasury Notes
4.25%, 12/31/24
(j) (k)
.......... 4,608 4,583,423
4.00%, 12/15/25
(j)
........... 1,017 1,003,890
4.63%, 09/30/28 ............ 546 550,225
Total U.S. Treasury Obligations — 4.2%
(Cost: $6,142,918) .............................. 6,137,538
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(g)
.................. 718 287
Israel — 0.0%
(g)
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(e)(i)
......... 845 85
Innovid Corp., Class A (Issued/
Exercisable 01/28/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 375 24
109
United Kingdom — 0.0%
10x Future Technologies Services Ltd.,
(Acquired 12/19/23, cost $0) (Issued/
Exercisable 12/19/23, 1 Share for
1 Warrant, Expires 11/17/30, Strike
Price GBP 0.01)
(e)(g)(i)
......... 5,834 9,071
Security
Shares
Shares Value
United States — 0.0%
(g)
Cano Health, Inc. (Issued/Exercisable
07/06/20, 1 Share for 1 Warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 1,986 $ 6
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(e)
.......... 2,120 46
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50)
(e)
.......... 1,268 —
Davidson Homes, Inc. (Issued/
Exercisable 05/16/24, 1 Share for
1 Warrant, Expires 05/16/34, Strike
Price USD 8.47)
(e )
........... 965 9,939
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 1,130 166
Flyr, Inc. (Issued/Exercisable 05/10/22,
1 Share for 1 Warrant, Expires
05/10/32, Strike Price USD 3.95)
(e)
264 1,315
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(e)
................... 543 2,748
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
11.17)
(e)
.................. 217 575
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(e)
................... 1,369 6,927
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26 , Strike
Price USD 11.50) ............ 938 15
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 840 —
Lightning eMotors, Inc. (Issued/
Exercisable 05/06/21, 1 Share for
1 Warrant, Expires 12/15/25, Str ike
Price USD 11.50) ............ 2,348 1
New York Community Bancorp, Inc.,
(Acquired 03/07/24, cost $0) (Issued/
Exercisable 03/11/24, 1 Share for
1 Warrant, Expires 03/11/31, Strike
Price USD 2.50)
(e)(i)
.......... 14 27,325
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 1,681 6
Palladyne AI Corp. (Issued/Exercisable
01/15/21, 1 Share for 1 Warrant,
Expires 06/15/27, Strike Price USD
11.50) ................... 724 23
Palladyne AI Corp. (Issued/Exercisable
12/21/20, 1 Share for 1 Warrant,
Expires 09/24/26, Strike Price USD
11.50) ................... 1,924 61

Consolidated Schedule of Investments
(continued)
June 30, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Sonder Holdings, Inc. (Issued/
Exercisable 06/10/24, 1 Share for
1 Warrant, Expires 12/10/26, Strike
Price USD 36.00)
(e)
.......... 461 $ 1,862
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $0) (Issued/
Exercisable 10/14/22, 1 Share for
1 Warrant, Expires 10/07/32, Strike
Price USD 0.01)
(e)(i)
.......... 1,825 6,169
Volato Group, Inc., (Acquired 12/03/23,
cost $1,351) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(i)
.................. 1,351 20
57,204
Total Warrants — 0.0%
(Cost: $24,839) ................................ 66,671
Total Long-Term Investments — 94.0%
(Cost: $127,633,147) ............................. 139,128,643
Par (000)
Pa r (000)
Short-Term Securities
Foreign Agency Obligations — 0.2%
Brazil — 0.2%
Letras do Tesouro Nacional, 9.22%
,
10/01/24
(v)
................ BRL 1 214,463
Total Foreign Agency Obligations — 0.2%
(Cost: $233,139) ................................ 214,463
Foreign Government Obligations — 0.8%
Brazil — 0.5%
Federative Republic of Brazil Treasury
Bills, 9.51%
,
07/01/24
(v)
....... 4 790,309
Security
Par (000)
Par (000) Value
Egypt — 0.1%
Arab Republic of Egypt Treasury Bills
(v)
33.90%, 09/17/24 ........... EGP 1,675 $ 32,813
25.02%, 02/18/25 ........... 1,750 31,306
34.35%, 03/18/25 ........... 2,900 50,967
115,086
Mexico — 0.2%
United Mexican States Treasury Bills
(v)
11.02%, 10/03/24 ........... MXN 156 82,720
10.58%, 04/03/25 ........... 431 216,676
299,396
Total Foreign Government Obligations — 0.8%
(Cost: $ 1,284,822) .............................. 1,204,791
Shares
Shares
Money Market Funds — 8.1%
(f)(w)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.48%
(x)
....... 5,817,165 5,819,492
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 5.19% ...... 6,170,773 6,170,773
Total Money Market Funds — 8.1%
(Cost: $11,989,999) .............................. 11,990,265
Total Short-Term Securities — 9.1%
(Cost: $13,507,960) .............................. 13,409,519
Total Options Purchased — 0.3%
(Cost: $475,182 ) ................................ 428,584
Total Investments Before Options Written — 103.4%
(Cost: $141,616,289) ............................. 152,966,746
Total Options Written — (0.3)%
(Premiums Received — $(299,541)) .................. (333,736)
Total Investments Net of Options Written — 103.1%
(Cost: $141,316,748) ............................. 152,633,010
Liabilities in Excess of Other Assets — (3.1)% ............ (4,631,484)
Net Assets — 100.0% .............................. $ 148,001,526
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Affiliate of the Fund.
(g)
Non-income producing security.
(h)
All or a portion of this security is on loan.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,214,974, representing 2.17% of its net assets as of period end, and an original cost of $3,717,446.
(j)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(k)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(l)
Investment does not issue shares.
(m)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(n)
Convertible security.
(o)
Perpetual security with no stated maturity date.
(p)
Issuer filed for bankruptcy and/or is in default.
(q)
Zero-coupon bond.

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(continued)
June 30, 2024
BlackRock Global Allocation Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(r)
Rounds to less than 1,000.
(s)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(t)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(u)
Represents or includes a TBA transaction.
(v)
Rates are discount rates or a range of discount rates as of period end.
(w)
Annualized 7-day yield as of period end.
(x)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Par/Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 5,819,544
(a)
$ — $ (318) $ 266 $ 5,819,492 5,817,165 $ 5,825
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 11,764,105 — (5,593,332)
(a)
— — 6,170,773 6,170,773 251,560 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 3,262,819 — (3,262,423)
(a)
(444) 48 — — — —
iShares 0-5 Year TIPS Bond
ETF ................ 140,491 — — — 1,282 141,773 1,425 1,933 —
iShares iBoxx $ Investment
Grade Corporate Bond ETF 96,496 — — — (3,087) 93,409 872 1,755 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ 1,532,099 — (360,867) 4,029 (19,004) 1,156,257 13,068 24,069 —
iShares Latin America 40 ETF 85,669 — — — (12,677) 72,992 2,948 1,951 —
iShares MSCI Brazil ETF ... 116,067 — — — (25,331) 90,736 3,320 3,036 —
iShares MSCI Emerging
Markets ETF .......... 17,250 — — — 1,021 18,271 429 124 —
iShares Russell Mid-Cap
Growth ETF .......... 39,381 — — — 2,221 41,602 377 84 —
Quintis Australia Pty. Ltd.,
13.51%, 10/01/26
(d)
..... 283,479 — (199) — (392,115) 70,569 462,748 — —
Quintis Australia Pty. Ltd.,
0.00%, 10/01/28
(d)
...... — 37,514 — — (451,657) — 414,143 — —
Quintis HoldCo Pty. Ltd.
(d)
... 1 — — — (115,833) 2 218,994 — —
$ 3,267 $ (1,014,866) $ 13,675,876 $ 290,337 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
(d)
As of the beginning of the period, the entity was not considered an affiliate.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IFSC NIFTY 50 Index ....................................................... 6 07/25/24 $ 289 $ 1,248
Euro-Bobl ............................................................... 57 09/06/24 7,108 70,831
Euro-BTP ............................................................... 3 09/06/24 370 (2,752)
Euro-Bund .............................................................. 28 09/06/24 3,947 42,691
Euro-OAT ............................................................... 6 09/06/24 791 (5,911)
Euro-Schatz ............................................................. 8 09/06/24 906 4,249
SGX Nikkei 225 Index ....................................................... 11 09/12/24 2,717 43,041
Australia 10-Year Bond ...................................................... 35 09/16/24 2,652 (25,628)
U.S. Treasury Long Bond ..................................................... 9 09/19/24 1,061 4,107
EURO STOXX Banks Price Index ............................................... 15 09/20/24 110 713
MSCI Emerging Markets E-Mini Index ............................................ 3 09/20/24 163 1,343
Russell 2000 E-Mini Index .................................................... 2 09/20/24 207 3,540
S&P 500 E-Mini Index ....................................................... 2 09/20/24 552 (932)
Long Gilt ................................................................ 5 09/26/24 617 5,555
U.S. Treasury 5-Year Note .................................................... 213 09/30/24 22,688 67,850
209,945
Short Contracts
Euro-Buxl ............................................................... 1 09/06/24 139 (2,904)
U.S. Treasury 10-Year Note ................................................... 47 09/19/24 5,163 (38,026)
U.S. Treasury 10-Year Ultra Note ............................................... 112 09/19/24 12,688 (98,186)
U.S. Treasury Ultra Bond ..................................................... 8 09/19/24 997 16,326
EURO STOXX 50 Index ..................................................... 1 09/20/24 53 (10)
FTSE 100 Index ........................................................... 1 09/20/24 104 (257)
NASDAQ 100 E-Mini Index ................................................... 10 09/20/24 3,985 15,608
U.S. Treasury 2-Year Note .................................................... 239 09/30/24 48,808 (68,565)
(176,014)
$ 33,931
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 26,000 BRL 138,060 JPMorgan Chase Bank NA 07/02/24 $ 1,303
COP 968,014,194 USD 231,129 JPMorgan Chase Bank NA 07/17/24 1,380
HUF 17,316,683 USD 46,821 Deutsche Bank AG 07/17/24 104
HUF 6,112,085 USD 16,518 State Street Bank and Trust Co. 07/17/24 45
IDR 1,280,858,080 USD 78,201 Barclays Bank plc 07/17/24 98
MXN 3,950,032 USD 212,407 Barclays Bank plc 07/17/24 3,001
MXN 703,028 USD 37,874 JPMorgan Chase Bank NA 07/17/24 464
PLN 1,127,845 USD 277,951 UBS AG 07/17/24 2,172
USD 884,361 BRL 4,584,086 Goldman Sachs International 07/17/24 65,759
USD 376,977 COP 1,481,762,847 Citibank NA 07/17/24 21,069
USD 177,010 COP 694,658,864 JPMorgan Chase Bank NA 07/17/24 10,158
USD 336,042 CZK 7,714,618 Deutsche Bank AG 07/17/24 6,142
USD 169,626 IDR 2,764,485,575 Barclays Bank plc 07/17/24 633
USD 116,709 PEN 437,799 Citibank NA 07/17/24 2,803
USD 31,275 PEN 119,000 Morgan Stanley & Co. International plc 07/17/24 314
USD 14,024 UYU 544,408 Citibank NA 07/17/24 222
ZAR 2,300,598 USD 125,617 State Street Bank and Trust Co. 07/17/24 689
TRY 1,416,454 USD 42,000 UBS AG 07/22/24 425
USD 96,204 COP 371,537,849 Citibank NA 07/22/24 7,039
CLP 20,779,000 USD 22,000 Citibank NA 07/26/24 77
EUR 27,069 GBP 22,920 Bank of America NA 07/26/24 46
GBP 23,917 USD 30,223 Standard Chartered Bank 07/26/24 15
HUF 23,772,388 USD 64,000 Barclays Bank plc 07/26/24 396

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
INR 3,313,208 USD 39,610 Morgan Stanley & Co. International plc 07/26/24 $ 99
KRW 57,017,083 USD 41,077 Barclays Bank plc 07/26/24 290
MXN 1,566,267 USD 85,000 Goldman Sachs International 07/26/24 290
PLN 170,614 EUR 39,397 BNP Paribas SA 07/26/24 130
RON 234,572 USD 50,348 Goldman Sachs International 07/26/24 110
THB 1,650,105 USD 45,000 Citibank NA 07/26/24 54
TRY 3,452,480 USD 101,414 Citibank NA 07/26/24 1,517
USD 26,000 BRL 143,989 Citibank NA 07/26/24 317
USD 42,000 CLP 39,522,000 BNP Paribas SA 07/26/24 10
USD 44,000 CLP 41,175,200 Citibank NA 07/26/24 253
USD 232,101 CNY 1,657,295 BNP Paribas SA 07/26/24 4,626
USD 1,681 COP 7,006,225 Barclays Bank plc 07/26/24 1
USD 248,450 MXN 4,560,127 HSBC Bank plc 07/26/24 132
USD 99,300 PLN 398,243 State Street Bank and Trust Co. 07/26/24 399
USD 29,702 SEK 311,969 Toronto Dominion Bank 07/26/24 232
USD 75,507 ZAR 1,352,510 UBS AG 07/26/24 1,304
ZAR 1,158,345 USD 63,000 Citibank NA 07/26/24 550
USD 67,000 BRL 375,066 UBS AG 08/02/24 158
USD 313,913 COP 1,248,037,957 Citibank NA 08/13/24 15,389
USD 389,589 COP 1,590,498,398 Citibank NA 08/14/24 9,199
COP 272,186,711 USD 63,905 Barclays Bank plc 08/15/24 1,184
COP 699,908,687 USD 161,862 BNP Paribas SA 08/15/24 5,509
USD 166,586 BRL 871,610 JPMorgan Chase Bank NA 08/15/24 11,470
AUD 3,676,183 USD 2,433,902 Barclays Bank plc 09/18/24 23,529
CAD 2,364,813 USD 1,722,526 HSBC Bank plc 09/18/24 9,344
EUR 199,834 USD 214,709 BNP Paribas SA 09/18/24 127
EUR 263,941 USD 283,115 HSBC Bank plc 09/18/24 640
MXN 8,984,436 EUR 443,947 Toronto Dominion Bank 09/18/24 7,769
MXN 3,372,548 USD 179,823 Toronto Dominion Bank 09/18/24 2,251
NOK 7,157,651 CHF 594,549 Goldman Sachs International 09/18/24 3,565
PLN 932,408 USD 230,392 BNP Paribas SA 09/18/24 1,003
USD 519,548 BRL 2,816,780 HSBC Bank plc 09/18/24 20,143
USD 147,577 EUR 136,773 Standard Chartered Bank 09/18/24 536
USD 2,247,120 GBP 1,763,792 Royal Bank of Canada 09/18/24 16,200
USD 2,852 IDR 46,624,717 BNP Paribas SA 09/18/24 6
ZAR 6,081,443 EUR 301,011 Goldman Sachs International 09/18/24 8,637
ZAR 4,376,017 USD 233,675 State Street Bank and Trust Co. 09/18/24 5,398
TRY 4,398,212 USD 114,296 UBS AG 09/25/24 8,403
USD 276,991 BRL 1,443,123 JPMorgan Chase Bank NA 10/02/24 21,533
TRY 1,574,580 USD 42,000 Citibank NA 10/23/24 730
TRY 3,496,146 USD 94,312 UBS AG 10/23/24 563
USD 270,250 MXN 4,752,067 State Street Bank and Trust Co. 10/24/24 15,139
TRY 816,112 USD 22,000 Barclays Bank plc 10/28/24 37
TRY 1,677,375 USD 45,000 Citibank NA 10/28/24 293
TRY 606,214 USD 15,141 Barclays Bank plc 12/04/24 622
TRY 1,208,400 USD 31,008 Goldman Sachs International 12/04/24 414
TRY 868,000 USD 20,293 BNP Paribas SA 12/06/24 2,231
TRY 3,185,000 USD 76,682 UBS AG 12/06/24 5,965
332,655
BRL 143,590 USD 26,000 Citibank NA 07/02/24 (313)
BRL 1,487,102 USD 275,481 JPMorgan Chase Bank NA 07/17/24 (9,922)
COP 235,351,667 USD 60,928 JPMorgan Chase Bank NA 07/17/24 (4,398)
CZK 2,053,341 USD 89,245 UBS AG 07/17/24 (1,438)
PEN 143,067 USD 37,896 Citibank NA 07/17/24 (673)
PEN 70,225 USD 18,659 Deutsche Bank AG 07/17/24 (388)
PEN 106,562 USD 27,870 Standard Chartered Bank 07/17/24 (145)
USD 194,965 MXN 3,624,839 Barclays Bank plc 07/17/24 (2,709)
USD 145,584 ZAR 2,663,138 State Street Bank and Trust Co. 07/17/24 (626)
USD 138,712 ZAR 2,541,914 Toronto Dominion Bank 07/17/24 (843)
USD 12,428 ZAR 227,227 UBS AG 07/17/24 (47)
ZAR 783,589 USD 43,509 Deutsche Bank AG 07/17/24 (489)
COP 392,555,000 USD 100,167 Toronto Dominion Bank 07/18/24 (5,895)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 42,000 TRY 1,424,010 Citibank NA 07/22/24 $ (651)
BRL 2,929,099 USD 536,141 Barclays Bank plc 07/26/24 (13,677)
CLP 82,844,819 USD 88,465 Societe Generale SA 07/26/24 (447)
CNY 1,657,295 USD 233,126 Citibank NA 07/26/24 (5,651)
CNY 445,733 USD 61,310 Deutsche Bank AG 07/26/24 (130)
COP 278,452,000 USD 67,000 BNP Paribas SA 07/26/24 (221)
COP 260,442,000 USD 63,000 Standard Chartered Bank 07/26/24 (541)
CZK 3,827,506 USD 163,951 UBS AG 07/26/24 (246)
EUR 707 HUF 281,723 Toronto Dominion Bank 07/26/24 (5)
JPY 7,320,117 USD 46,256 State Street Bank and Trust Co. 07/26/24 (587)
MYR 641,613 USD 136,403 Morgan Stanley & Co. International plc 07/26/24 (331)
PEN 133,067 USD 34,989 BNP Paribas SA 07/26/24 (368)
THB 3,371,027 USD 92,081 HSBC Bank plc 07/26/24 (39)
USD 58,166 EUR 54,348 Standard Chartered Bank 07/26/24 (106)
USD 41,077 KRW 56,665,873 BNP Paribas SA 07/26/24 (35)
USD 42,000 MXN 779,596 Citibank NA 07/26/24 (452)
USD 165,913 PLN 672,126 Nomura International plc 07/26/24 (1,005)
USD 101,428 TRY 3,444,825 Barclays Bank plc 07/26/24 (1,275)
ZAR 734,559 USD 41,000 Standard Chartered Bank 07/26/24 (700)
BRL 2,605,818 EUR 445,576 JPMorgan Chase Bank NA 09/18/24 (17,023)
CHF 1,478,689 USD 1,665,656 Toronto Dominion Bank 09/18/24 (3,945)
DKK 3,705,590 USD 536,636 Toronto Dominion Bank 09/18/24 (2,040)
EUR 647,096 CHF 619,823 Goldman Sachs International 09/18/24 (867)
EUR 137,179 USD 148,223 Goldman Sachs International 09/18/24 (746)
EUR 3,280,578 USD 3,539,729 Standard Chartered Bank 09/18/24 (12,877)
GBP 234,330 EUR 276,600 UBS AG 09/18/24 (973)
GBP 301,069 USD 383,570 Royal Bank of Canada 09/18/24 (2,765)
HUF 54,365,616 USD 147,221 JPMorgan Chase Bank NA 09/18/24 (225)
JPY 147,180,218 EUR 880,479 Deutsche Bank AG 09/18/24 (20,607)
JPY 653,657,021 USD 4,222,299 Barclays Bank plc 09/18/24 (109,883)
JPY 33,290,139 USD 209,600 Royal Bank of Canada 09/18/24 (159)
NZD 123,715 USD 75,919 HSBC Bank plc 09/18/24 (565)
SEK 4,951,846 USD 474,107 Royal Bank of Canada 09/18/24 (4,998)
SGD 367,019 USD 272,412 State Street Bank and Trust Co. 09/18/24 (731)
TWD 15,635,470 USD 485,167 Citibank NA 09/18/24 (2,777)
USD 491,506 EUR 457,422 UBS AG 09/18/24 (255)
USD 28,243 INR 2,368,662 Citibank NA 09/18/24 (94)
USD 575,990 NOK 6,155,353 Deutsche Bank AG 09/18/24 (1,654)
CNY 8,469,226 USD 1,172,778 State Street Bank and Trust Co. 09/19/24 (5,466)
KRW 707,340,902 USD 515,277 UBS AG 09/19/24 (493)
USD 1,328,539 HKD 10,351,803 UBS AG 09/19/24 (58)
USD 81,057 TRY 2,932,000 Barclays Bank plc 09/25/24 (738)
COP 1,011,749,000 USD 243,217 BNP Paribas SA 10/23/24 (3,701)
USD 99,537 TRY 3,731,646 Citibank NA 10/23/24 (1,729)
TRY 199,386 USD 5,196 Goldman Sachs International 12/04/24 (12)
USD 50,807 TRY 2,014,000 UBS AG 12/04/24 (1,563)
USD 103,072 TRY 4,053,000 Barclays Bank plc 12/06/24 (2,099)
COP 371,537,849 USD 93,398 Citibank NA 02/21/25 (6,905)
COP 509,007,000 USD 122,711 HSBC Bank plc 02/24/25 (4,267)
(264,568)
$ 68,087
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch HSBC Bank plc 07/03/24 ZAR 20.00 ZAR 20.00 USD 9 $ 3

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation Portfolio

OTC Barrier Options Purchased (continued)
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ............... Down and Out Bank of America NA 07/03/24 MXN 17.45 MXN 17.12 USD 135 $ 1
USD Currency ............... Down and Out Bank of America NA 07/24/24 BRL 5.35 BRL 5.22 USD 84 51
EUR Currency ............... One-Touch BNP Paribas SA 08/15/24 USD 1.05 USD 1.05 EUR 11 1,728
USD Currency ............... Down and Out UBS AG 08/23/24 TRY 35.00 TRY 33.50 USD 39 315
USD Currency ............... Down and Out UBS AG 09/27/24 TRY 38.50 TRY 36.00 USD 58 470
USD Currency ............... Down and Out UBS AG 10/30/24 TRY 35.50 TRY 34.00 USD 78 268
2,833
$ 2,836
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ...................... 46 07/05/24 USD 553.00 USD 2,503 $ 667
Invesco QQQ Trust Series 1 .................... 26 07/12/24 USD 490.00 USD 1,246 4,342
CBOE Volatility Index ......................... 12 07/17/24 USD 18.00 USD 15 378
Adobe, Inc. ................................ 4 07/19/24 USD 530.00 USD 222 12,250
Advanced Micro Devices, Inc. ................... 12 07/19/24 USD 160.00 USD 195 8,850
Apple, Inc. ................................ 15 07/19/24 USD 185.00 USD 316 40,163
Apple, Inc. ................................ 16 07/19/24 USD 220.00 USD 337 2,079
Bank of America Corp. ........................ 40 07/19/24 USD 41.00 USD 159 1,459
Crowdstrike Holdings, Inc. ...................... 3 07/19/24 USD 400.00 USD 115 1,800
EOG Resources, Inc. ......................... 15 07/19/24 USD 125.00 USD 189 4,650
Freeport-McMoRan, Inc. ....................... 32 07/19/24 USD 55.00 USD 156 464
iShares China Large-Cap ETF ................... 120 07/19/24 USD 27.00 USD 312 2,939
Mastercard, Inc. ............................ 12 07/19/24 USD 475.00 USD 529 336
Merck & Co., Inc. ............................ 6 07/19/24 USD 130.00 USD 74 765
Meta Platforms, Inc. .......................... 1 07/19/24 USD 470.00 USD 50 3,728
Micron Technology, Inc. ....................... 6 07/19/24 USD 145.00 USD 79 774
Micron Technology, Inc. ....................... 6 07/19/24 USD 140.00 USD 79 1,343
Sabre Corp. ............................... 9 07/19/24 USD 4.00 USD 2 27
Sabre Corp. ............................... 11 07/19/24 USD 3.50 USD 3 44
Sabre Corp. ............................... 13 07/19/24 USD 4.50 USD 3 46
Uber Technologies, Inc. ....................... 23 07/19/24 USD 70.00 USD 167 7,820
Valero Energy Corp. .......................... 3 07/19/24 USD 185.00 USD 47 83
Vistra Corp. ............................... 7 07/19/24 USD 85.00 USD 60 3,464
Vistra Corp. ............................... 14 07/19/24 USD 110.00 USD 120 630
Western Digital Corp. ......................... 4 07/19/24 USD 85.00 USD 30 124
Western Digital Corp. ......................... 8 07/19/24 USD 82.50 USD 61 400
Apple, Inc. ................................ 15 08/16/24 USD 220.00 USD 316 6,750
Apple, Inc. ................................ 27 08/16/24 USD 200.00 USD 569 38,475
Apple, Inc. ................................ 54 08/16/24 USD 210.00 USD 1,137 46,845
Boston Scientific Corp. ........................ 22 08/16/24 USD 77.50 USD 169 4,894
ConocoPhillips ............................. 19 08/16/24 USD 120.00 USD 217 2,945
Delta Air Lines, Inc. .......................... 21 08/16/24 USD 55.00 USD 100 893
Eli Lilly & Co. .............................. 2 08/16/24 USD 820.00 USD 181 20,025
Energy Select Sector SPDR Fund ................ 15 08/16/24 USD 93.00 USD 137 2,775
Freeport-McMoRan, Inc. ....................... 17 08/16/24 USD 55.00 USD 83 1,182
iShares Biotechnology ETF ..................... 10 08/16/24 USD 140.00 USD 137 2,650
Microsoft Corp. ............................. 8 08/16/24 USD 465.00 USD 358 7,780
SPDR Gold Shares
(a)
......................... 26 08/16/24 USD 220.00 USD 559 7,579
SPDR S&P Oil & Gas Exploration & Production ETF .... 15 08/16/24 USD 155.00 USD 218 2,183
UniCredit SpA .............................. 4 08/16/24 EUR 37.00 EUR 69 1,606
Visa, Inc. ................................. 7 08/16/24 USD 290.00 USD 184 532
Walmart, Inc. .............................. 21 08/16/24 USD 70.00 USD 142 2,426
Walt Disney Co. (The) ........................ 15 08/16/24 USD 105.00 USD 149 3,352
Apple, Inc. ................................ 21 09/20/24 USD 220.00 USD 442 12,600
Carrier Global Corp. .......................... 27 09/20/24 USD 67.50 USD 170 5,332
Novo Nordisk A/S ........................... 15 09/20/24 USD 145.00 USD 214 11,363

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Trane Technologies plc ........................ 11 09/20/24 USD 360.00 USD 362 $ 8,525
Walt Disney Co. (The) ........................ 17 10/18/24 USD 110.00 USD 169 4,011
Humana, Inc. .............................. 4 11/15/24 USD 395.00 USD 149 8,040
302,388
Put
Advanced Micro Devices, Inc. ................... 3 07/19/24 USD 145.00 USD 49 213
Applied Materials, Inc. ........................ 2 07/19/24 USD 200.00 USD 47 40
Costco Wholesale Corp. ....................... 1 07/19/24 USD 790.00 USD 85 104
iShares iBoxx $ High Yield Corporate Bond ETF ....... 7 07/19/24 USD 73.00 USD 54 18
iShares iBoxx $ High Yield Corporate Bond ETF ....... 11 07/19/24 USD 75.00 USD 85 50
iShares Russell 2000 ETF ...................... 4 07/19/24 USD 195.00 USD 81 294
iShares Russell 2000 ETF ...................... 8 07/19/24 USD 190.00 USD 162 244
Spirit Airlines, Inc. ........................... 3 07/19/24 USD 2.50 USD 1 8
Spirit Airlines, Inc. ........................... 4 07/19/24 USD 2.00 USD 1 20
Boston Scientific Corp. ........................ 6 08/16/24 USD 70.00 USD 46 210
Invesco QQQ Trust Series 1 .................... 8 08/16/24 USD 465.00 USD 383 4,032
iShares iBoxx $ High Yield Corporate Bond ETF ....... 190 08/16/24 USD 76.00 USD 1,466 4,085
NVIDIA Corp. .............................. 10 08/16/24 USD 110.00 USD 124 3,125
Spirit Airlines, Inc. ........................... 3 08/16/24 USD 2.00 USD 1 29
NVIDIA Corp. .............................. 40 09/20/24 USD 105.00 USD 494 17,400
Merck & Co., Inc. ............................ 18 10/18/24 USD 120.00 USD 223 6,750
36,622
$ 339,010
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........... Morgan Stanley & Co. International plc — 07/10/24 COP 4,020.00 USD 77 $ 2,656
USD Currency ........... UBS AG — 07/15/24 BRL 5.35 USD 96 4,354
USD Currency ........... JPMorgan Chase Bank NA — 07/18/24 THB 37.00 USD 105 334
USD Currency ........... HSBC Bank plc — 08/21/24 CNH 8.50 USD 3,847 7
USD Currency ........... JPMorgan Chase Bank NA — 09/24/24 CNH 7.25 USD 84 644
7,995
Put
USD Currency ........... Citibank NA — 07/01/24 ZAR 17.70 USD 115 8
USD Currency ........... UBS AG — 07/03/24 MXN 17.15 USD 192 –
USD Currency ........... Barclays Bank plc — 07/10/24 MXN 18.00 USD 77 301
USD Currency ........... Citibank NA — 07/11/24 ZAR 18.38 USD 96 1,603
USD Currency ........... Morgan Stanley & Co. International plc — 07/11/24 MXN 18.50 USD 42 740
USD Currency ........... UBS AG — 07/11/24 ZAR 18.00 USD 67 396
USD Currency ........... Bank of America NA — 07/18/24 CLP 930.00 USD 84 635
USD Currency ........... JPMorgan Chase Bank NA — 08/05/24 BRL 5.25 USD 52 63
USD Currency ........... Barclays Bank plc — 08/06/24 TRY 33.50 USD 57 553
USD Currency ........... UBS AG — 08/14/24 TRY 34.00 USD 58 905
EUR Currency ........... UBS AG — 09/18/24 USD 1.05 EUR 776 3,938
S&P 500 Index .......... Citibank NA 196 09/20/24 USD 5,200.00 USD 1,070 10,175
USD Currency ........... Goldman Sachs International — 12/06/24 TRY 42.50 USD 39 4,892
24,209
$ 32,204

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation Portfolio

OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00%
Markit CDX North
American High Yield
Index Series 42.V1 Quarterly Bank of America NA 07/17/24 USD 104.50 USD 130 $ 148
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 42.V1 Quarterly BNP Paribas SA 07/17/24 USD 105.00 USD 130 197
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly
Morgan Stanley & Co.
International plc 07/17/24 EUR 325.00 EUR 165 1,136
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly BNP Paribas SA 08/21/24 EUR 475.00 EUR 150 235
$ 1,716
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.35% Annual Citibank NA 07/18/24 4 .35 % USD 844 $ 560
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.75% Annual Citibank NA 10/23/24 3 .75 USD 1,460 19,601
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Semi-Annual
JPMorgan Chase
Bank NA 10/24/24 4 .00 USD 2,972 6,903
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.60% Annual
JPMorgan Chase
Bank NA 12/17/24 3 .60 USD 1,884 15,049
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.00% Annual
Goldman Sachs
International 01/23/25 3 .00 USD 1,947 9,656
51,769
Put
2-Year Interest Rate Swap
(a)
. 1.00% Annual 1-day TONAR Annual Deutsche Bank AG 11/18/24 1 .00 JPY 381,215 1,049
$ 52,818
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Invesco QQQ Trust Series 1 ..................... 26 07/12/24 USD 500.00 USD 1,246 $ (767)
CBOE Volatility Index .......................... 12 07/17/24 USD 35.00 USD 15 (96)
Advanced Micro Devices, Inc. .................... 7 07/19/24 USD 185.00 USD 114 (560)
Alphabet, Inc. ............................... 12 07/19/24 USD 185.00 USD 220 (4,200)
Amazon.com, Inc. ............................ 4 07/19/24 USD 200.00 USD 77 (1,178)
Apple, Inc. ................................. 15 07/19/24 USD 200.00 USD 316 (18,000)
Applied Materials, Inc. ......................... 2 07/19/24 USD 240.00 USD 47 (1,160)
Applied Materials, Inc. ......................... 3 07/19/24 USD 250.00 USD 71 (806)
Cameco Corp. ............................... 10 07/19/24 USD 60.00 USD 49 (60)
Costco Wholesale Corp. ........................ 1 07/19/24 USD 820.00 USD 85 (3,583)
Eli Lilly & Co. ............................... 1 07/19/24 USD 840.00 USD 91 (7,178)
Intuitive Surgical, Inc. .......................... 2 07/19/24 USD 420.00 USD 89 (6,160)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
iShares China Large-Cap ETF .................... 120 07/19/24 USD 29.00 USD 312 $ (420)
Lam Research Corp. .......................... 1 07/19/24 USD 1,000.00 USD 106 (7,968)
Las Vegas Sands Corp. ........................ 13 07/19/24 USD 52.50 USD 58 (137)
Meta Platforms, Inc. ........................... 1 07/19/24 USD 540.00 USD 50 (281)
Meta Platforms, Inc. ........................... 4 07/19/24 USD 550.00 USD 202 (708)
Micron Technology, Inc. ........................ 9 07/19/24 USD 155.00 USD 118 (468)
Microsoft Corp. .............................. 4 07/19/24 USD 445.00 USD 179 (3,940)
Microsoft Corp. .............................. 4 07/19/24 USD 460.00 USD 179 (1,250)
Microsoft Corp. .............................. 7 07/19/24 USD 440.00 USD 313 (8,610)
NVIDIA Corp. ............................... 10 07/19/24 USD 115.00 USD 124 (10,850)
Salesforce, Inc. .............................. 5 07/19/24 USD 310.00 USD 129 (55)
United States Steel Corp. ....................... 10 07/19/24 USD 39.00 USD 38 (860)
UnitedHealth Group, Inc. ........................ 2 07/19/24 USD 540.00 USD 102 (870)
Vistra Corp. ................................ 7 07/19/24 USD 100.00 USD 60 (525)
Walt Disney Co. (The) ......................... 6 07/19/24 USD 115.00 USD 60 (69)
Western Digital Corp. .......................... 12 07/19/24 USD 95.00 USD 91 (60)
Apple, Inc. ................................. 9 08/16/24 USD 215.00 USD 190 (5,625)
Apple, Inc. ................................. 15 08/16/24 USD 245.00 USD 316 (1,193)
Apple, Inc. ................................. 24 08/16/24 USD 230.00 USD 505 (4,656)
Boston Scientific Corp. ......................... 6 08/16/24 USD 80.00 USD 46 (690)
Boston Scientific Corp. ......................... 22 08/16/24 USD 85.00 USD 169 (660)
Eli Lilly & Co. ............................... 2 08/16/24 USD 920.00 USD 181 (7,055)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 95 08/16/24 USD 78.00 USD 733 (1,044)
SPDR S&P Oil & Gas Exploration & Production ETF ..... 15 08/16/24 USD 170.00 USD 218 (368)
Walmart, Inc. ............................... 21 08/16/24 USD 75.00 USD 142 (525)
Apple, Inc. ................................. 21 09/20/24 USD 245.00 USD 442 (2,887)
NextEra Energy, Inc. .......................... 7 09/20/24 USD 80.00 USD 50 (508)
Novo Nordisk A/S ............................ 15 09/20/24 USD 160.00 USD 214 (4,223)
NVIDIA Corp. ............................... 22 09/20/24 USD 145.00 USD 272 (13,310)
NVIDIA Corp. ............................... 40 09/20/24 USD 130.00 USD 494 (42,500)
(166,063)
Put
Advanced Micro Devices, Inc. .................... 6 07/19/24 USD 135.00 USD 97 (102)
Apple, Inc. ................................. 16 07/19/24 USD 205.00 USD 337 (2,383)
Bank of America Corp. ......................... 20 07/19/24 USD 36.00 USD 80 (190)
Crowdstrike Holdings, Inc. ....................... 3 07/19/24 USD 340.00 USD 115 (296)
EOG Resources, Inc. .......................... 15 07/19/24 USD 110.00 USD 189 (263)
Freeport-McMoRan, Inc. ........................ 47 07/19/24 USD 45.00 USD 228 (1,456)
iShares Russell 2000 ETF ....................... 4 07/19/24 USD 175.00 USD 81 (26)
iShares Russell 2000 ETF ....................... 8 07/19/24 USD 170.00 USD 162 (36)
Uber Technologies, Inc. ........................ 23 07/19/24 USD 60.00 USD 167 (81)
UnitedHealth Group, Inc. ........................ 2 07/19/24 USD 450.00 USD 102 (250)
Valero Energy Corp. ........................... 3 07/19/24 USD 150.00 USD 47 (465)
Vistra Corp. ................................ 8 07/19/24 USD 75.00 USD 69 (580)
Walt Disney Co. (The) ......................... 7 07/19/24 USD 105.00 USD 70 (4,603)
Apple, Inc. ................................. 9 08/16/24 USD 175.00 USD 190 (311)
Boston Scientific Corp. ......................... 12 08/16/24 USD 65.00 USD 92 (180)
ConocoPhillips .............................. 19 08/16/24 USD 105.00 USD 217 (1,595)
Delta Air Lines, Inc. ........................... 21 08/16/24 USD 45.00 USD 100 (2,930)
Freeport-McMoRan, Inc. ........................ 17 08/16/24 USD 45.00 USD 83 (1,717)
Invesco QQQ Trust Series 1 ..................... 8 08/16/24 USD 425.00 USD 383 (724)
iShares Biotechnology ETF ...................... 10 08/16/24 USD 130.00 USD 137 (925)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 168 08/16/24 USD 74.00 USD 1,296 (2,352)
Nice Ltd. .................................. 2 08/16/24 USD 190.00 USD 34 (4,080)
NVIDIA Corp. ............................... 20 08/16/24 USD 90.00 USD 247 (940)
SPDR Gold Shares
(a)
.......................... 13 08/16/24 USD 205.00 USD 280 (839)
UniCredit SpA ............................... 4 08/16/24 EUR 31.00 EUR 69 (1,178)
Visa, Inc. .................................. 7 08/16/24 USD 255.00 USD 184 (2,975)
Vistra Corp. ................................ 12 08/16/24 USD 72.50 USD 103 (2,339)
Walt Disney Co. (The) ......................... 15 08/16/24 USD 90.00 USD 149 (1,590)
Carrier Global Corp. ........................... 27 09/20/24 USD 57.50 USD 170 (2,970)
Trane Technologies plc ......................... 11 09/20/24 USD 310.00 USD 362 (7,920)
Merck & Co., Inc. ............................. 18 10/18/24 USD 100.00 USD 223 (9,000)

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation Portfolio

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Walt Disney Co. (The) ......................... 17 10/18/24 USD 90.00 USD 169 $ (3,324)
Humana, Inc. ............................... 4 01/17/25 USD 310.00 USD 149 (3,659)
(62,279)
$ (228,342)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Barclays Bank plc 07/03/24 BRL 5.15 USD 20 $ (1,561)
USD Currency ............................. Barclays Bank plc 07/10/24 MXN 19.10 USD 39 (85)
USD Currency ............................. Deutsche Bank AG 07/15/24 BRL 5.35 USD 96 (4,354)
USD Currency ............................. JPMorgan Chase Bank NA 08/05/24 BRL 5.50 USD 26 (771)
USD Currency ............................. UBS AG 08/14/24 TRY 37.00 USD 38 (245)
USD Currency ............................. Bank of America NA 08/19/24 CLP 1,000.00 USD 84 (395)
USD Currency ............................. JPMorgan Chase Bank NA 09/24/24 CNH 7.35 USD 126 (360)
–
(7,771)
–
Put
USD Currency ............................. Goldman Sachs International 07/01/24 ZAR 17.70 USD 115 (8)
USD Currency ............................. Citibank NA 07/11/24 ZAR 18.00 USD 134 (791)
USD Currency ............................. JPMorgan Chase Bank NA 08/05/24 BRL 5.10 USD 52 (14)
EUR Currency ............................. UBS AG 09/18/24 USD 1.02 EUR 776 (1,318)
USD Currency ............................. Goldman Sachs International 12/06/24 TRY 40.50 USD 59 (5,042)
–
(7,173)
–
$ (14,944)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 42.V1 5 .00 % Quarterly Bank of America NA 07/17/24 B+ USD 101.00 USD 130 $ (56)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 42.V1 5 .00 Quarterly BNP Paribas SA 07/17/24 B+ USD 102.00 USD 130 (67)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 41.V1 5 .00 Quarterly
Morgan Stanley & Co.
International plc 07/17/24 BB- EUR 425.00 EUR 165 (156)
$ (279)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 3.85% Annual 1-day SOFR Annual Citibank NA 07/18/24 3 .85 % USD 844 $ (18)
10-Year Interest Rate Swap
(a)
3.15% Annual 1-day SOFR Annual Citibank NA 10/23/24 3 .15 USD 1,460 (3,897)
2-Year Interest Rate Swap
(a)
. 3.30% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/24/24 3 .30 USD 2,972 (1,666)
5-Year Interest Rate Swap
(a)
. 3.20% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 12/17/24 3 .20 USD 1,884 (7,177)
10-Year Interest Rate Swap
(a)
2.25% Annual 1-day SOFR Annual
Goldman Sachs
International 01/23/25 2 .25 USD 1,947 (2,033)
(14,791)
Put
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.35% Annual
Morgan Stanley & Co.
International plc 07/01/24 4 .35 USD 1,544 (2)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.40% Annual Citibank NA 07/02/24 4 .40 USD 771 (1)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.17% Annual Citibank NA 07/18/24 4 .17 USD 677 (1,424)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.37% Annual Deutsche Bank AG 07/18/24 4 .37 USD 3,797 (14,343)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.60% Annual
Goldman Sachs
International 09/13/24 4 .60 USD 2,242 (4,220)
2-Year Interest Rate Swap
(a)
. 1-day TONAR Annual 1.50% Annual Deutsche Bank AG 11/18/24 1 .50 JPY 381,215 (212)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.00% Semi-Annual
JPMorgan Chase
Bank NA 11/21/24 5 .00 USD 3,827 (3,034)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual
JPMorgan Chase
Bank NA 12/17/24 4 .50 USD 1,884 (8,267)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.50% Annual
Goldman Sachs
International 04/25/25 5 .50 USD 3,735 (2,832)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.00% Annual
Goldman Sachs
International 05/23/25 5 .00 USD 4,564 (8,794)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.05% Annual
Goldman Sachs
International 05/23/25 5 .05 USD 4,564 (8,134)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.60% Annual
Morgan Stanley & Co.
International plc 06/13/25 4 .60 USD 1,851 (6,788)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.40% Annual
Goldman Sachs
International 06/20/25 4 .40 USD 961 (8,721)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.55% Annual
Morgan Stanley & Co.
International plc 06/27/25 4 .55 USD 1,137 (8,608)
(75,380)
$ (90,171)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5 .00 % Quarterly 12/20/26 USD 90 $ (5,826) $ (6,429) $ 603
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1 .00 Quarterly 12/20/27 USD 49 (969) (48) (921)
iTraxx Europe Crossover Index Series 40.V1 . 5 .00 Quarterly 12/20/28 EUR 374 (25,530) (27,451) 1,921
iTraxx Europe Main Index Series 40.V1 ..... 1 .00 Quarterly 12/20/28 EUR 16 (310) (303) (7)
Markit CDX North American High Yield Index
Series 42.V1 ..................... 5 .00 Quarterly 06/20/29 USD 60 (3,822) (3,864) 42
$ (36,457) $ (38,095) $ 1,638

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation Portfolio

Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover
Index Series 38.V2 .. 5 .00 % Quarterly 12/20/27 BB- EUR 328 $ 28,481 $ (7,649) $ 36,130
Markit CDX North American
High Yield Index Series
39.V3 ........... 5 .00 Quarterly 12/20/27 BB- USD 151 9,391 6 9,385
Markit CDX North American
High Yield Index Series
41.V2 ........... 5 .00 Quarterly 12/20/28 B+ USD 257 16,628 8,617 8,011
$ 54,500 $ 974 $ 53,526
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SONIA At Termination 4.26% At Termination N/A 09/06/24 GBP 1,943 $ (25,803) $ — $ (25,803)
1-day SOFR At Termination 5.45% At Termination N/A 10/02/24 USD 24,066 (2,404) 242 (2,646)
28-day MXIBTIIE Monthly 9.79% Monthly N/A 02/04/25 MXN 10,972 (4,469) — (4,469)
3-mo. WIBOR Quarterly 5.68% Annual N/A 03/20/25 PLN 1,707 5,240 — 5,240
0.28% Annual 1-day TONAR Annual N/A 03/09/26 JPY 221,465 1,509 — 1,509
8.02% Quarterly 3-mo. JIBAR Quarterly 03/26/25
(a)
03/26/26 ZAR 5,044 (868) — (868)
1-day SOFR Annual 4.93% Annual N/A 04/26/26 USD 8,960 36,629 1,515 35,114
8.15% Quarterly 3-mo. JIBAR Quarterly 05/07/25
(a)
05/07/26 ZAR 4,958 (1,204) — (1,204)
1-day SOFR Annual 4.50% Annual N/A 05/08/26 USD 1,923 (7,122) — (7,122)
7.97% Quarterly 3-mo. JIBAR Quarterly 06/06/25
(a)
06/06/26 ZAR 6,716 (998) — (998)
28-day MXIBTIIE Monthly 6.48% Monthly N/A 08/12/26 MXN 4,339 (17,403) — (17,403)
28-day MXIBTIIE Monthly 6.47% Monthly N/A 08/13/26 MXN 5,959 (23,953) — (23,953)
28-day MXIBTIIE Monthly 6.42% Monthly N/A 08/14/26 MXN 4,857 (19,766) — (19,766)
28-day MXIBTIIE Monthly 6.44% Monthly N/A 08/14/26 MXN 2,947 (11,914) — (11,914)
28-day MXIBTIIE Monthly 6.42% Monthly N/A 08/17/26 MXN 4,376 (17,731) — (17,731)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 90,759 (6,009) — (6,009)
1-day SOFR Annual 4.73% Annual N/A 04/26/27 USD 10,332 88,440 5,284 83,156
1-day SOFR Annual 4.10% Annual 05/30/25
(a)
05/30/27 USD 2,318 5,462 — 5,462
1-day SOFR Annual 4.15% Annual 05/30/25
(a)
05/30/27 USD 2,318 7,568 — 7,568
1-day SOFR Annual 4.20% Annual 10/23/25
(a)
10/23/27 USD 767 5,080 — 5,080
1-day SOFR Annual 4.00% Annual 01/26/26
(a)
01/26/28 USD 1,832 7,266 — 7,266
3.45% Annual 1-day SOFR Annual 01/26/26
(a)
01/26/28 USD 1,832 10,662 — 10,662
3.27% Annual 1-day SOFR Annual 02/05/26
(a)
02/05/28 USD 1,845 16,369 — 16,369
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 6,479 (29,529) — (29,529)
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 490 16,686 — 16,686
28-day MXIBTIIE Monthly 9.13% Monthly N/A 08/15/28 MXN 7,754 (7,637) — (7,637)
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 463 (2,704) — (2,704)
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 464 (2,573) — (2,573)
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 1,180 1,471 — 1,471
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 25,946 (2,624) — (2,624)
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 31,712 (2,591) — (2,591)
1-day SOFR Annual 4.50% Annual N/A 04/26/29 USD 13,424 220,656 14,525 206,131
6-mo. EURIBOR Semi-Annual 2.90% Annual N/A 04/30/29 EUR 1,358 (2,054) — (2,054)
1-day SOFR Annual 4.00% Annual N/A 05/06/29 USD 1,931 (11,063) — (11,063)
6-mo. EURIBOR Semi-Annual 2.87% Annual N/A 06/11/29 EUR 985 (1,243) — (1,243)
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 762 158,044 — 158,044
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 576 (6,602) — (6,602)
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 1,080 2,972 — 2,972
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 2,161 5,937 — 5,937

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3-mo. JIBAR Quarterly 9.92% Quarterly N/A 09/20/33 ZAR 1,080 $ 3,054 $ — $ 3,054
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 16,693 (1,994) — (1,994)
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 16,693 (1,847) — (1,847)
1-day SOFR Annual 4.35% Annual N/A 04/26/34 USD 10,109 305,926 18,382 287,544
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 374 9,601 — 9,601
4.25% Annual 1-day SOFR Annual N/A 09/29/43 USD 118 (3,829) 75 (3,904)
4.03% Annual 1-day SOFR Annual N/A 09/29/53 USD 3,470 (125,050) 964 (126,014)
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 397 11,953 — 11,953
1-day TONAR Annual 1.45% Annual N/A 03/06/54 JPY 22,475 (8,124) — (8,124)
1-day TONAR Annual 1.45% Annual N/A 03/11/54 JPY 22,475 (8,092) — (8,092)
1-day SOFR Annual 4.07% Annual N/A 04/26/54 USD 396 21,846 1,698 20,148
$ 585,171 $ 42,685 $ 542,486
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 110 $ 1,200 $ — $ 1,200
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
American Airlines Group, Inc. .. 5 .00 % Quarterly JPMorgan Chase Bank NA 12/20/24 USD 5 $ (100) $ (28) $ (72)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 06/20/25 USD 10 3 851 (848)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 5 2 508 (506)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 5 221 460 (239)
General Electric Co. ........ 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 10 (233) 117 (350)
General Electric Co. ........ 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 7 (175) 94 (269)
General Electric Co. ........ 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 7 (175) 94 (269)
BorgWarner, Inc. .......... 1 .00 Quarterly BNP Paribas SA 12/20/27 USD 10 (157) 96 (253)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/27 USD 10 1,002 1,856 (854)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 10 1,001 1,806 (805)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 10 498 814 (316)
Paramount Global ......... 1 .00 Quarterly Barclays Bank plc 06/20/28 USD 3 107 118 (11)
Paramount Global ......... 1 .00 Quarterly Barclays Bank plc 06/20/28 USD 3 99 109 (10)
Paramount Global ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 15 458 529 (71)
Simon Property Group LP .... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 30 (517) 548 (1,065)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 40 (737) 1,096 (1,833)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 100 1,163 (438) 1,601
Paramount Global ......... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 3 116 165 (49)
Paramount Global ......... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 3 116 161 (45)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 5 452 543 (91)
Boeing Co. (The) .......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 100 1,640 1,194 446
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 10 (1,415) (1,261) (154)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 5 (707) (557) (150)
Ladbrokes Group Finance plc . 1 .00 Quarterly BNP Paribas SA 06/20/29 EUR 10 295 337 (42)

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation Portfolio

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Ladbrokes Group Finance plc . 1 .00 % Quarterly Goldman Sachs International 06/20/29 EUR 17 $ 492 $ 607 $ (115)
Ladbrokes Group Finance plc . 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 EUR 7 197 219 (22)
Republic of Panama ........ 1 .00 Quarterly Bank of America NA 06/20/29 USD 25 852 939 (87)
Southwest Airlines Co. ...... 1 .00 Quarterly Citibank NA 06/20/29 USD 45 (11) (324) 313
Telecom Italia SpA ......... 1 .00 Quarterly Goldman Sachs International 06/20/29 EUR 30 1,673 1,732 (59)
$ – $ – $ –
$ 6,160 $ 12,385 $ (6,225)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CCO Holdings LLC .... 5 .00 % Quarterly
Morgan Stanley & Co.
International plc 06/20/29 BB- USD 5 $ 460 $ 354 $ 106
Virgin Media Finance plc . 5 .00 Quarterly Bank of America NA 06/20/29 B- EUR 18 719 720 (1)
Virgin Media Finance plc . 5 .00 Quarterly
Goldman Sachs
International 06/20/29 B- EUR 34 1,374 1,345 29
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 16 654 724 (70)
$ 3,207 $ 3,143 $ 64
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 13.18% At Termination
JPMorgan Chase Bank
NA N/A 01/02/25 BRL 3,325 $ 15,136 $ — $ 15,136
1-day
BZDIOVER At Termination 13.21% At Termination
JPMorgan Chase Bank
NA N/A 01/02/25 BRL 3,323 15,489 — 15,489
1-day
BZDIOVER At Termination 9.40% At Termination
JPMorgan Chase Bank
NA N/A 01/02/25 BRL 2,166 (33,597) — (33,597)
1-day
BZDIOVER At Termination 9.43% At Termination
JPMorgan Chase Bank
NA N/A 01/02/25 BRL 2,362 (36,142) — (36,142)
1-day
BZDIOVER At Termination 10.67% At Termination BNP Paribas SA N/A 01/02/25 BRL 2,696 — — —
1-day
BZDIOVER At Termination 13.25% At Termination Citibank NA N/A 01/02/25 BRL 1,748 8,401 — 8,401
9.81% At Termination 1-day IBR At Termination
JPMorgan Chase Bank
NA N/A 05/10/25 COP 728,229 101 — 101
9.73% At Termination 1-day IBR At Termination
Morgan Stanley & Co.
International plc N/A 05/10/25 COP 457,994 146 — 146
1-day CLICP At Termination 4.95% At Termination
Goldman Sachs
International 04/01/25
(a)
04/01/26 CLP 163,429 (387) — (387)
11.57% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA N/A 01/04/27 BRL 476 565 — 565
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA N/A 01/04/27 BRL 1,081 (11,761) — (11,761)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA N/A 01/04/27 BRL 677 (7,382) — (7,382)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 10.14% At Termination Bank of America NA N/A 01/04/27 BRL 1,028 $ (10,828) $ — $ (10,828)
1-day
BZDIOVER At Termination 10.16% At Termination Bank of America NA N/A 01/04/27 BRL 1,370 (14,261) — (14,261)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA N/A 01/04/27 BRL 1,314 (13,663) — (13,663)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA N/A 01/04/27 BRL 7 (76) — (76)
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA N/A 01/04/27 BRL 523 (5,051) — (5,051)
4.92% Semi-Annual 1-day CLICP Semi-Annual
JPMorgan Chase Bank
NA 04/01/26
(a)
04/01/28 CLP 85,772 519 — 519
4.99% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International 04/01/26
(a)
04/01/28 CLP 89,358 417 — 417
$ (92,374) $ — $ (92,374)
(a)
Forward swap.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 09/16/24 USD 65 $ 326 $ — $ 326
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Barclays Bank plc
(b)
03/31/25 $ 6,408 $ 180 $ 6,588 0 .0%
Monthly Citibank NA
(c)
02/24/28 (3,801,824) 66,294
(d)
(3,736,426) 2 .6
Monthly
JPMorgan Chase
Bank NA
(e)
08/09/24 (2,197,275) 82,886
(f)
(2,119,476) 1 .6
$ 149,360 $ (5,849,314)
(b) (c) (e)
Range: 0 basis points 0-100 basis points 15-139 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Barclays Bank
(c) CitiBank NA
(d)
Amount includes $896 of net dividends and financing fees.

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation Portfolio

(e) JPMChase
(f)
Amount includes $5,087 of net dividends and financing fees.
The following table represents the individual long positions and related values of equity securities underlying the total return swap with Barclays Bank plc, as of period end, termination date March 31, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
United States
AMC Networks, Inc. , Class A .. 682 $ 6,588 100 .0%
Net Value of Reference Entity — Barclays Bank
plc ................................
$ 6,588
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination date February 24, 2028:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
Australia
Pilbara Minerals Ltd. ....... (13) (26) 0.0
Belgium
Anheuser-Busch InBev SA ... (76) (4,412) 0 .1
Solvay SA .............. (235) (8,287) 0 .2
UCB SA ............... (521) (77,362) 2 .1
(90,061)
Brazil
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP ............. (1,946) (26,112) 0 .7
Hapvida Participacoes e
Investimentos SA ....... (1,854) (1,264) 0.0
PRIO SA ............... (271) (2,126) 0 .1
Rede D'Or Sao Luiz SA ..... (296) (1,444) 0.0
Sendas Distribuidora S/A .... (5,035) (9,295) 0 .3
(40,241)
Canada
Alimentation Couche-Tard, Inc. (72) (4,041) 0 .1
Brookfield Corp. .......... (80) (3,327) 0 .1
(7,368)
China
Agricultural Bank of China Ltd. ,
Class H .............. (26,000) (11,098) 0 .3
Anhui Conch Cement Co. Ltd. ,
Class H .............. (2,500) (5,946) 0 .2
China Resources Power
Holdings Co. Ltd. ....... (16,000) (49,022) 1 .3
Postal Savings Bank of China
Co. Ltd. , Class H ....... (67,000) (39,229) 1 .0
Zijin Mining Group Co. Ltd. ,
Class H .............. (12,000) (25,284) 0 .7
(130,579)
Denmark
Coloplast A/S , Class B ...... (225) (27,048) 0 .7
Finland
Metso OYJ .............. (121) (1,286) 0 .1
Nokia OYJ .............. (16,946) (64,498) 1 .7
(65,784)
Shares Value
% of Basket
Value
France
Kering SA .............. (7) $ (2,546) 0 .1%
SOITEC ............... (23) (2,554) 0 .1
Teleperformance SE ....... (268) (28,314) 0 .7
Worldline SA ............ (2,205) (24,029) 0 .6
(57,443)
Germany
Deutsche Bank AG (Registered) (171) (2,733) 0 .1
Siemens Energy AG ....... (844) (22,007) 0 .6
thyssenkrupp AG ......... (3,916) (16,954) 0 .4
Vonovia SE ............. (18) (512) 0.0
(42,206)
Italy
DiaSorin SpA ............ (265) (26,362) 0 .7
Nexi SpA ............... (6,570) (40,051) 1 .1
Telecom Italia SpA ........ (207,901) (49,725) 1 .3
(116,138)
Japan
Ajinomoto Co., Inc. ........ (200) (7,039) 0 .2
Bandai Namco Holdings, Inc. . (600) (11,755) 0 .3
DMG Mori Co. Ltd. ........ (1,000) (26,157) 0 .7
GLP J-Reit .............. (3) (2,449) 0 .1
Hino Motors Ltd. .......... (600) (1,565) 0.0
Iida Group Holdings Co. Ltd. .. (300) (3,964) 0 .1
Japan Metropolitan Fund Invest (5) (2,813) 0 .1
JGC Holdings Corp. ....... (200) (1,572) 0.0
Kansai Electric Power Co., Inc.
(The) ............... (100) (1,679) 0.0
Koito Manufacturing Co. Ltd. .. (1,400) (19,301) 0 .5
MatsukiyoCocokara & Co. ... (1,700) (24,413) 0 .7
Mercari, Inc. ............. (4,600) (57,143) 1 .5
Mitsubishi Corp. .......... (200) (3,932) 0 .1
Nippon Express Holdings, Inc. . (500) (23,140) 0 .6
Nippon Shinyaku Co. Ltd. .... (200) (4,043) 0 .1
Nissan Chemical Corp. ..... (800) (25,428) 0 .7
Nomura Real Estate Holdings,
Inc. ................. (100) (2,517) 0 .1
Olympus Corp. ........... (700) (11,300) 0 .3
Park24 Co. Ltd. .......... (200) (2,003) 0 .1
Penta-Ocean Construction Co.
Ltd. ................ (700) (2,885) 0 .1
Recruit Holdings Co. Ltd. .... (1,100) (59,188) 1 .6
Relo Group, Inc. .......... (400) (4,275) 0 .1
Ryohin Keikaku Co. Ltd. ..... (500) (8,321) 0 .2
Seibu Holdings, Inc. ....... (100) (1,382) 0.0
Square Enix Holdings Co. Ltd. . (100) (3,013) 0 .1
SUMCO Corp. ........... (3,100) (44,844) 1 .2
Sumitomo Chemical Co. Ltd. .. (45,500) (97,697) 2 .6
Suzuki Motor Corp. ........ (4,700) (54,260) 1 .5
Taisei Corp. ............. (1,300) (48,364) 1 .3
Tokyo Ohka Kogyo Co. Ltd. .. (1,000) (27,285) 0 .7
Tokyo Tatemono Co. Ltd. .... (300) (4,774) 0 .1
Yamaha Corp. ........... (100) (2,350) 0 .1
(590,851)
Mexico
Alfa SAB de CV , Class A .... (5,306) (3,092) 0 .1
Netherlands
Adyen NV .............. (2) (2,375) 0.0
Aegon Ltd. .............. (1,168) (7,222) 0 .2
ASR Nederland NV ........ (106) (5,047) 0 .1

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Shares Value
% of Basket
Value
Netherlands (continued)
Koninklijke Philips NV ...... (122) $ (3,068) 0 .1%
OCI NV ................ (567) (13,848) 0 .4
(31,560)
Norway
Salmar ASA ............. (512) (26,852) 0 .7
Schibsted ASA , Class A ..... (122) (3,601) 0 .1
TOMRA Systems ASA ...... (251) (2,992) 0 .1
(33,445)
South Korea
Delivery Hero SE ......... (4) (95) 0.0
Kakao Corp. ............. (86) (2,519) 0 .1
LG Energy Solution Ltd. ..... (88) (20,741) 0 .5
POSCO Future M Co. Ltd. ... (100) (18,592) 0 .5
(41,947)
Spain
Grifols SA , Class A ........ (7,340) (62,075) 1 .7
Sweden
Beijer Ref AB ............ (184) (2,840) 0 .1
EQT AB ................ (1,619) (47,465) 1 .3
Husqvarna AB , Class B ..... (390) (3,119) 0 .1
Lifco AB , Class B ......... (207) (5,682) 0 .1
Nibe Industrier AB , Class B ... (379) (1,598) 0.0
Sagax AB , Class B ........ (94) (2,409) 0 .1
Skanska AB , Class B ....... (129) (2,327) 0 .1
Swedbank AB , Class A ...... (547) (11,267) 0 .3
(76,707)
Switzerland
Avolta AG .............. (82) (3,188) 0 .1
Baloise Holding AG (Registered) (147) (25,917) 0 .7
Cie Financiere Richemont SA . (18) (2,813) 0 .1
Helvetia Holding AG
(Registered) ........... (32) (4,325) 0 .1
Swiss Life Holding AG
(Registered) ........... (205) (150,456) 4 .0
Temenos AG (Registered) ... (392) (27,013) 0 .7
(213,712)
Taiwan
Cathay Financial Holding Co.
Ltd. ................ (2,000) (3,632) 0 .1
Chailease Holding Co. Ltd. ... (13,000) (61,360) 1 .6
Formosa Plastics Corp. ..... (4,000) (7,087) 0 .2
Fubon Financial Holding Co. Ltd. (9,000) (21,980) 0 .6
(94,059)
United Kingdom
Entain plc .............. (5,504) (43,645) 1 .2
Flutter Entertainment plc .... (58) (10,550) 0 .3
Legal & General Group plc ... (1,273) (3,645) 0 .1
Rentokil Initial plc ......... (3,523) (20,460) 0 .5
RS GROUP plc ........... (209) (1,847) 0 .1
St James's Place plc ....... (7,729) (53,113) 1 .4
(133,260)
United States
Air Products & Chemicals, Inc. (394) (101,672) 2 .7
Albemarle Corp. .......... (500) (47,760) 1 .3
American International Group,
Inc. ................. (104) (7,721) 0 .2
Bath & Body Works, Inc. .... (1,792) (69,978) 1 .9
Best Buy Co., Inc. ......... (536) (45,179) 1 .2
Bio-Rad Laboratories, Inc. , Class
A .................. (26) (7,101) 0 .2
Shares Value
% of Basket
Value
United States (continued)
Blackstone, Inc. .......... (25) $ (3,095) 0 .1%
BorgWarner, Inc. .......... (538) (17,345) 0 .5
Capital One Financial Corp. .. (18) (2,492) 0 .1
Celanese Corp. .......... (518) (69,873) 1 .9
CH Robinson Worldwide, Inc. . (442) (38,949) 1 .0
Charles River Laboratories
International, Inc. ....... (13) (2,686) 0 .1
Charter Communications, Inc. ,
Class A .............. (588) (175,788) 4 .7
Cognizant Technology Solutions
Corp. , Class A ......... (457) (31,076) 0 .8
Constellation Brands, Inc. , Class
A .................. (117) (30,102) 0 .8
Corning, Inc. ............ (2,454) (95,338) 2 .5
CVS Health Corp. ......... (308) (18,190) 0 .5
Discover Financial Services .. (27) (3,532) 0 .1
Domino's Pizza, Inc. ....... (172) (88,809) 2 .4
Enphase Energy, Inc. ....... (422) (42,078) 1 .1
EQT Corp. .............. (2,595) (95,963) 2 .6
First Solar, Inc. ........... (137) (30,888) 0 .8
FMC Corp. .............. (401) (23,078) 0 .6
GE HealthCare Technologies,
Inc. ................. (1,900) (148,048) 4 .0
Gen Digital, Inc. .......... (895) (22,357) 0 .6
Hershey Co. (The) ........ (391) (71,877) 1 .9
Iron Mountain, Inc. ........ (68) (6,094) 0 .2
KKR & Co., Inc. .......... (132) (13,892) 0 .4
Lamb Weston Holdings, Inc. .. (510) (42,881) 1 .1
Match Group, Inc. ......... (573) (17,408) 0 .5
ON Semiconductor Corp. .... (177) (12,133) 0 .3
PayPal Holdings, Inc. ...... (38) (2,205) 0.0
Revvity, Inc. ............. (42) (4,404) 0 .1
Simon Property Group, Inc. .. (235) (35,673) 0 .9
Solventum Corp. .......... (325) (17,186) 0 .5
Southwest Airlines Co. ...... (1,735) (49,638) 1 .3
Super Micro Computer, Inc. .. (69) (56,535) 1 .5
Synopsys, Inc. ........... (158) (94,019) 2 .5
Tapestry, Inc. ............ (692) (29,611) 0 .8
Targa Resources Corp. ..... (27) (3,477) 0 .1
Target Corp. ............. (19) (2,813) 0 .1
Teradyne, Inc. ........... (75) (11,122) 0 .3
Viatris, Inc. .............. (6,158) (65,460) 1 .7
Walgreens Boots Alliance, Inc. (3,691) (44,643) 1 .2
Waters Corp. ............ (125) (36,265) 1 .0
Welltower, Inc. ........... (30) (3,127) 0 .1
Westrock Co. ............ (716) (35,986) 1 .0
(1,875,547)
Preferred Securities
Germany
Sartorius AG (Preference) ... (14) (3,277) 0 .1
Total Reference Entity — Short ............ (3,736,426)
Net Value of Reference Entity — Citibank NA ..
$ (3,736,426)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date August 9, 2024:

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation Portfolio

Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
United States
Customers Bancorp, Inc. .... 467 $ 22,407 ( 1 .0 ) %
Eagle Bancorp, Inc. ........ 262 4,952 ( 0 .2 )
New York Community Bancorp,
Inc. ................. 7,671 24,701 ( 1 .2 )
52,060
Reference Entity — Short
Investment Companies
United States
iShares iBoxx $ High Yield
Corporate Bond ETF ..... (1,882) (145,177) 6 .9
iShares iBoxx $ Investment
Grade Corporate Bond ETF (1,666) (178,462) 8 .4
Vanguard Intermediate-Term
Corporate Bond ETF ..... (2,662) (212,774) 10 .0
(536,413)
Common Stocks
Australia
AGL Energy Ltd. .......... (375) (2,702) 0 .1
Altium Ltd. .............. (2,927) (132,337) 6 .3
CAR Group Ltd. .......... (581) (13,603) 0 .6
Computershare Ltd. ........ (3,320) (58,066) 2 .7
Goodman Group .......... (88) (2,030) 0 .1
IDP Education Ltd. ........ (1,060) (10,667) 0 .5
Lynas Rare Earths Ltd. ..... (22,292) (87,820) 4 .2
Mineral Resources Ltd. ..... (2,864) (102,461) 4 .8
Perpetual Ltd. ............ (198) (2,800) 0 .1
Pilbara Minerals Ltd. ....... (966) (1,966) 0 .1
Pro Medicus Ltd. .......... (150) (14,246) 0 .7
Qantas Airways Ltd. ....... (711) (2,767) 0 .1
SEEK Ltd. .............. (1,448) (20,552) 1 .0
Treasury Wine Estates Ltd. ... (2,332) (19,296) 0 .9
Vicinity Ltd. ............. (2,647) (3,255) 0 .2
WiseTech Global Ltd. ....... (161) (10,703) 0 .5
(485,271)
Belgium
Solvay SA .............. (293) (10,332) 0 .5
Brazil
Atacadao SA ............ (809) (1,311) 0 .1
BRF SA ................ (4,399) (17,816) 0 .8
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP ............. (1,377) (18,477) 0 .9
Cia Siderurgica Nacional SA .. (1,016) (2,341) 0 .1
Eneva SA .............. (1,188) (2,710) 0 .1
Hapvida Participacoes e
Investimentos SA ....... (65,857) (44,886) 2 .1
Localiza Rent a Car SA ..... (6,932) (51,970) 2 .5
Natura & Co. Holding SA .... (4,549) (12,654) 0 .6
(152,165)
Canada
Power Corp. of Canada ..... (191) (5,308) 0 .2
China
PICC Property & Casualty Co.
Ltd. , Class H .......... (38,000) (47,111) 2 .2
Shandong Gold Mining Co. Ltd. ,
Class H .............. (7,500) (14,949) 0 .7
(62,060)
Shares Value
% of Basket
Value
Denmark
Orsted A/S .............. (35) $ (1,859) 0 .1%
Finland
Metso OYJ .............. (1,299) (13,806) 0 .7
France
Alstom SA .............. (196) (3,306) 0 .2
Sartorius Stedim Biotech .... (250) (41,315) 1 .9
(44,621)
Italy
Telecom Italia SpA ........ (89,812) (21,481) 1 .0
Japan
Lasertec Corp. ........... (100) (22,448) 1 .1
Mercari, Inc. ............. (2,500) (31,056) 1 .5
Olympus Corp. ........... (4,800) (77,483) 3 .6
Rakuten Group, Inc. ....... (22,900) (118,632) 5 .6
SBI Holdings, Inc. ......... (100) (2,538) 0 .1
Sharp Corp. ............. (400) (2,315) 0 .1
Shinko Electric Industries Co.
Ltd. ................ (100) (3,496) 0 .2
Square Enix Holdings Co. Ltd. . (800) (24,105) 1 .1
(282,073)
Luxembourg
Reinet Investments SCA .... (99) (2,500) 0 .1
Poland
Allegro.eu SA ............ (232) (2,168) 0 .1
Bank Polska Kasa Opieki SA . (55) (2,289) 0 .1
InPost SA .............. (1,895) (33,344) 1 .6
ORLEN SA ............. (355) (5,964) 0 .3
(43,765)
South Africa
Growthpoint Properties Ltd. .. (7,507) (5,025) 0 .2
Impala Platinum Holdings Ltd. . (6,831) (33,926) 1 .6
(38,951)
South Korea
Delivery Hero SE ......... (2,596) (61,667) 2 .9
POSCO Future M Co. Ltd. ... (134) (24,913) 1 .2
POSCO Holdings, Inc. ...... (63) (16,490) 0 .8
(103,070)
Sweden
Beijer Ref AB ............ (1,690) (26,085) 1 .2
Securitas AB , Class B ...... (368) (3,648) 0 .2
(29,733)
Switzerland
Bachem Holding AG ....... (493) (45,049) 2 .1
Baloise Holding AG (Registered) (14) (2,468) 0 .1
DSM-Firmenich AG ........ (298) (33,556) 1 .6
Tecan Group AG (Registered) . (100) (33,482) 1 .6
(114,555)
United Kingdom
Ocado Group plc ......... (6,401) (23,250) 1 .1
United States
Air Transport Services Group,
Inc. ................. (187) (2,594) 0 .1
Albemarle Corp. .......... (50) (4,776) 0 .2
Atlantic Union Bankshares Corp. (120) (3,942) 0 .2
Boston Properties, Inc. ...... (904) (55,650) 2 .6
Brandywine Realty Trust .... (41) (184) 0.0
Brookline Bancorp, Inc. ..... (443) (3,699) 0 .2

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Shares Value
% of Basket
Value
United States (continued)
Celanese Corp. .......... (67) $ (9,038) 0 .4%
Community Financial System,
Inc. ................. (111) (5,240) 0 .3
CVB Financial Corp. ....... (288) (4,965) 0 .2
Dime Community Bancshares,
Inc. ................. (16) (326) 0.0
Enphase Energy, Inc. ....... (18) (1,795) 0 .1
First BanCorp ............ (133) (4,245) 0 .2
Frontier Communications Parent,
Inc. ................. (293) (7,671) 0 .4
Independent Bank Group, Inc. . (140) (6,373) 0 .3
Iron Mountain, Inc. ........ (98) (8,783) 0 .4
Lamb Weston Holdings, Inc. .. (86) (7,231) 0 .3
OceanFirst Financial Corp. ... (352) (5,593) 0 .3
Provident Financial Services,
Inc. ................. (410) (5,884) 0 .3
Shares Value
% of Basket
Value
United States (continued)
Revvity, Inc. ............. (267) $ (27,998) 1 .3%
Sandy Spring Bancorp, Inc. .. (288) (7,016) 0 .3
Simon Property Group, Inc. .. (65) (9,867) 0 .5
Valley National Bancorp ..... (876) (6,114) 0 .3
(188,984)
Preferred Securities
Germany
Sartorius AG (Preference) ... (48) (11,236) 0 .5
Rights
Brazil
Localiza Rent a Car SA ..... (68) (103) 0.0
Total Reference Entity — Short ............ (2,171,536)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ (2,119,476)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .04%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .02
1-day ESTR ......................................... Euro Short-Term Rate 3 .66
1-day IBR ........................................... Colombian Reference Banking Indicator 10 .96
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 6 .86
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .34
1-day SONIA ......................................... Sterling Overnight Index Average 5 .20
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .08
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11 .24
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8 .35
3-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .75
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3 .68
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 51,308 $ (45,744) $ 958,259 $ (359,409) $ —
OTC Swaps ..................................................... 18,136 (2,608) 192,955 (141,804) —
Options Written ................................................... N/A N/A 92,207 (126,402) (333,736)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 65,493 $ — $ 211,609 $ — $ 277,102
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 332,655 — — 332,655
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — 1,716 349,185 24,865 52,818 — 428,584
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 56,092 — — 900,967 1,200 958,259
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 20,631 149,686 — 40,774 — 211,091
$ — $ 78,439 $ 564,364 $ 357,520 $ 1,206,168 $ 1,200 $ 2,207,691
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 1,199 $ — $ 241,972 $ — $ 243,171
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 264,568 — — 264,568
Options written
(b)
Options written at value ..................... — 279 228,342 14,944 90,171 — 333,736
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 928 — — 358,481 — 359,409
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 11,264 — — 133,148 — 144,412
$ — $ 12,471 $ 229,541 $ 279,512 $ 823,772 $ — $ 1,345,296
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Statements
of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (59,694) $ — $ (279,057) $ — $ (338,751)
Forward foreign currency exchange contracts .... — — — (1,162,788) — — (1,162,788)
Options purchased
(a)
..................... — (13,736) 691,399 (100,972) (168,576) — 408,115
Options written ........................ — 1,731 198,636 25,413 202,427 — 428,207
Swaps .............................. — 6,961 (151,057) — (659,652) 1,635 (802,113)
$ — $ (5,044) $ 679,284 $ (1,238,347) $ (904,858) $ 1,635 $ (1,467,330)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 97,385 $ — $ 133,093 $ — $ 230,478
Forward foreign currency exchange contracts .... — — — (90,128) — — (90,128)
Options purchased
(b)
..................... — 981 (17,916) 26,979 (217,670) 6,525 (201,101)
Options written ........................ — 17 (74,049) (9,004) 32,910 — (50,126)
Swaps .............................. — (4,084) 295,023 — (269,172) (554) 21,213
$ — $ (3,086) $ 300,443 $ (72,153) $ (320,839) $ 5,971 $ (89,664)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 46,615,397
Average notional value of contracts — short ................................................................................. $ 65,961,561
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 13,582,090
Average amounts sold — in USD ........................................................................................ $ 27,314,874
Options
Average value of option contracts purchased ................................................................................ $ 494,664
Average value of option contracts written ................................................................................... $ 226,654
Average notional value of swaption contracts purchased ......................................................................... $ 15,324,393
Average notional value of swaption contracts written ........................................................................... $ 51,263,404
Credit default swaps
Average notional value — buy protection ................................................................................... $ 1,137,907
Average notional value — sell protection ................................................................................... $ 775,837
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 17,690,731
Average notional value — receives fixed rate ................................................................................ $ 111,828,046
Inflation swaps
Average notional value — receives fixed rate ................................................................................ $ 118,239
Total return swaps
Average notional value ............................................................................................... $ 6,103,327
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 149,449 $ 59,348
Forward f oreign currency exchange contracts ................................................................. 332,655 264,568
Options
(a) (b)
........................................................................................ 428,584 333,736
Swaps — centrally cleared .............................................................................. 3,379 —
Swaps — OTC
(c)
..................................................................................... 211,091 144,412
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 1,125,158 $ 802,064
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(491,838) (287,690)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 633,320 $ 514,374
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Consolidated Schedule of
Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation Portfolio

The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 4,396 $ (4,396) $ — $ — $ —
Barclays Bank plc ................................ 32,858 (32,858) — — —
BNP Paribas SA ................................. 16,800 (16,800) — — —
Citibank NA .................................... 167,644 (26,548) — — 141,096
Deutsche Bank AG ............................... 8,896 (8,896) — — —
Goldman Sachs International ........................ 98,421 (42,715) — — 55,706
HSBC Bank plc .................................. 30,269 (4,871) — — 25,398
JPMorgan Chase Bank NA .......................... 189,871 (128,380) — — 61,491
Morgan Stanley & Co. International plc .................. 5,856 (5,856) — — —
Royal Bank of Canada ............................. 16,200 (7,922) — — 8,278
Standard Chartered Bank ........................... 551 (551) — — —
State Street Bank and Trust Co. ...................... 21,670 (7,410) — — 14,260
Toronto Dominion Bank ............................ 10,252 (10,252) — — —
UBS AG ...................................... 29,636 (6,636) — — 23,000
$ 633,320 $ (304,091) $ — $ — $ 329,229
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Bank of America NA .............................. $ 38,243 $ (4,396) $ — $ — $ 33,847
Barclays Bank plc ................................ 132,853 (32,858) — — 99,995
BNP Paribas SA ................................. 30,859 (16,800) — — 14,059
Citibank NA .................................... 26,548 (26,548) — — —
Deutsche Bank AG ............................... 42,615 (8,896) — — 33,719
Goldman Sachs International ........................ 42,715 (42,715) — — —
HSBC Bank plc .................................. 4,871 (4,871) — — —
JPMorgan Chase Bank NA .......................... 128,380 (128,380) — — —
Morgan Stanley & Co. International plc .................. 16,773 (5,856) — — 10,917
Nomura International plc ........................... 1,005 — — — 1,005
Royal Bank of Canada ............................. 7,922 (7,922) — — —
Societe Generale SA .............................. 447 — — — 447
Standard Chartered Bank ........................... 14,369 (551) — — 13,818
State Street Bank and Trust Co. ...................... 7,410 (7,410) — — —
Toronto Dominion Bank ............................ 12,728 (10,252) — — 2,476
UBS AG ...................................... 6,636 (6,636) — — —
$ 514,374 $ (304,091) $ — $ — $ 210,283
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Statements of Assets and Liabilities.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 488,628 $ — $ 488,628
Ireland .............................................. — 321,297 — 321,297
United Kingdom ........................................ — 19,641 — 19,641
United States .......................................... — 1,061,683 180,500 1,242,183
Common Stocks
Australia ............................................. — 936,781 2 936,783
Belgium ............................................. — 73,578 — 73,578
Brazil ............................................... 241,144 — — 241,144
Cambodia ............................................ — 2,942 — 2,942
Canada ............................................. 2,262,384 — — 2,262,384
Cayman Islands ........................................ — — 9,798 9,798
China ............................................... — 1,538,993 — 1,538,993
Colombia ............................................ 2,873 — — 2,873
Czech Republic ........................................ — 6,635 — 6,635
Denmark ............................................. — 1,176,319 — 1,176,319
Finland .............................................. — 83,386 — 83,386
France .............................................. — 2,881,575 — 2,881,575
Georgia ............................................. — 4,884 — 4,884
Germany ............................................ — 1,696,382 — 1,696,382
Greece .............................................. 22,441 1,241 — 23,682
Hong Kong ........................................... 914 215,687 — 216,601
Hungary ............................................. 7,890 6,200 — 14,090
India ............................................... — 284,844 — 284,844
Indonesia ............................................ 4,582 70,691 — 75,273
Ireland .............................................. — 69,420 — 69,420
Italy ................................................ — 1,821,596 — 1,821,596
Japan ............................................... 12,826 6,466,734 — 6,479,560
Jordan .............................................. — 20,657 — 20,657
Kazakhstan ........................................... 34,059 — — 34,059
Luxembourg .......................................... — 27,399 — 27,399
Macau .............................................. — 50,884 — 50,884
Malaysia ............................................. — 8,590 — 8,590
Mexico .............................................. 166,341 — — 166,341
Netherlands ........................................... 346,103 3,198,930 — 3,545,033
New Zealand .......................................... — 49,288 — 49,288
Norway .............................................. 2,701 94,697 — 97,398
Peru ................................................ 44,527 — — 44,527
Philippines ........................................... 11,144 15,793 — 26,937
Poland .............................................. — 54,832 — 54,832
Portugal ............................................. — 6,919 — 6,919
Saudi Arabia .......................................... 7,053 51,429 — 58,482
Singapore ............................................ 5,398 51,089 — 56,487
South Africa ........................................... 15,368 60,979 — 76,347
South Korea .......................................... — 701,494 — 701,494
Spain ............................................... 293,438 876,912 — 1,170,350
Sweden ............................................. — 543,562 — 543,562
Switzerland ........................................... 117,470 751,829 — 869,299
Taiwan .............................................. 6,898 1,580,120 — 1,587,018
Thailand ............................................. 8,943 3,991 — 12,934
United Arab Emirates .................................... — — — —
United Kingdom ........................................ 250,973 2,890,551 — 3,141,524
United States .......................................... 63,131,525 1,255,074 1,061,022 65,447,621
Corporate Bonds
Australia ............................................. — 7,347 176,463 183,810

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation Portfolio

Level 1 Level 2 Level 3 Total
Austria .............................................. $ — $ 196,385 $ — $ 196,385
Canada ............................................. — 477,141 — 477,141
China ............................................... — 88,061 — 88,061
France .............................................. — 557,392 — 557,392
Germany ............................................ — 1,026,501 — 1,026,501
Hong Kong ........................................... — 367,875 — 367,875
India ............................................... — 193,788 — 193,788
Israel ............................................... — 222,785 — 222,785
Italy ................................................ — 908,507 — 908,507
Japan ............................................... — 107,095 — 107,095
Jersey, Channel Islands ................................... — — 257,930 257,930
Luxembourg .......................................... — 293,870 — 293,870
Netherlands ........................................... — 523,964 — 523,964
Spain ............................................... — 191,523 — 191,523
Sweden ............................................. — 68,973 — 68,973
Thailand ............................................. — 194,672 — 194,672
United Kingdom ........................................ — 2,135,386 73,037 2,208,423
United States .......................................... — 5,945,807 1,557,411 7,503,218
Fixed Rate Loan Interests .................................. — — 60,871 60,871
Floating Rate Loan Interests
France .............................................. — 348,572 — 348,572
Germany ............................................ — 57,454 — 57,454
Jersey, Channel Islands ................................... — — 109,654 109,654
Netherlands ........................................... — 514,540 158,482 673,022
Spain ............................................... — 193,056 — 193,056
United Kingdom ........................................ — 259,536 — 259,536
United States .......................................... — 735,461 570,794 1,306,255
Foreign Government Obligations .............................. — 3,615,063 — 3,615,063
Investment Companies .................................... 2,589,649 — — 2,589,649
Non-Agency Mortgage-Backed Securities ........................ — 3,214,365 — 3,214,365
Other Interests .......................................... — — 136,108 136,108
Preferred Securities
Brazil ............................................... 80,844 — 130,139 210,983
China ............................................... — — 415,427 415,427
Germany ............................................ — 2,849 355 3,204
India ............................................... — — — —
Israel ............................................... — — 126,123 126,123
Sweden ............................................. — — — —
United Kingdom ........................................ — — 94,076 94,076
United States .......................................... 160,328 31,671 1,940,093 2,132,092
U.S. Government Sponsored Agency Securities .................... — 1,838,112 — 1,838,112
U.S. Treasury Obligations ................................... — 6,137,538 — 6,137,538
Warrants .............................................. 565 44 66,062 66,671
Short-Term Securities
Foreign Agency Obligations ................................. — 214,463 — 214,463
Foreign Government Obligations .............................. — 1,204,791 — 1,204,791
Money Market Funds ...................................... 11,990,265 — — 11,990,265
Options Purchased
Credit contracts .......................................... — 1,716 — 1,716
Equity contracts .......................................... 339,010 10,175 — 349,185
Foreign currency exchange contracts ........................... — 24,865 — 24,865
Interest rate contracts ...................................... — 52,818 — 52,818
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (43) (43)
$ 82,157,656 $ 63,488,317 $ 7,124,304 $ 152,770,277
Investments valued at NAV
(b)
...................................... 196,426
$ 152,966,703
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 58,587 $ — $ 58,587
Equity contracts ........................................... 20,491 194,688 — 215,179
Foreign currency exchange contracts ............................ — 332,655 — 332,655
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Level 1 Level 2 Level 3 Total
Interest rate contracts ....................................... $ 211,609 $ 941,741 $ — $ 1,153,350
Other contracts ........................................... — 1,200 — 1,200
Liabilities
Credit contracts ........................................... — (9,863) — (9,863)
Equity contracts ........................................... (229,274) (267) — (229,541)
Foreign currency exchange contracts ............................ — (279,512) — (279,512)
Interest rate contracts ....................................... (241,972) (581,800) — (823,772)
$ (239,146) $ 657,429 $ — $ 418,283
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Other
Interests
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2023 ....... $ 176,760 $ 883,928 $ 1,876,626 $ 119,248 $ 756,458 $ 145,153 $ 3,002,705 $ 22 $ 36,503 $ 6,997,403
Transfers into Level 3 ..................... — — — — 28,190 — — — — 28,190
Transfers out of Level 3 .................... — — — — (25,034) — (3,252) — (183) (28,469)
Accrued discounts/premiums ................. — — 48,473 362 1,799 — — — — 50,634
Net realized gain (loss) .................... — (60,667) (772,282) 325 (138) — 261 — — (832,501)
Net change in unrealized appreciation (depreciation)
(a) (b)
3,740 12,797 447,179 3,304 18,989 (9,045) (537,403) (65) 29,742 (30,762)
Purchases ............................. — 244,679 811,325 — 108,379 — 296,013 — — 1,460,396
Sales ................................ — (9,915) (346,480) (62,368) (49,713) — (52,111) — — (520,587)
Closing balance, as of June 30, 2024 ...........
$ 180,500 $ 1,070,822 $ 2,064,841 $ 60,871 $ 838,930
$ 136,108
$ 2,706,213 $ (43) $ 66,062 $ 7,124,304
Net change in unrealized appreciation (depreciation) on
investments still held at June 30, 2024
(b)
.......
$ 3,740 $ (45,845) $ (302,261) $ (3,306) $ 16,033
$ (9,045)
$ (537,403) $ (65) $ 35,752 $ (842,400)
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(continued)
June 30, 2024
BlackRock Global Allocation Portfolio

(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
See notes to financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $416,720.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset Backed Securities ........................ $ 180,500 Income Discount Rate 9% —
Common Stocks ............................. 1,070,820 Market Revenue Multiple 1.30x – 17.50x 4.46x
Volatility 40% – 80% 79%
Time to Exit 0.5 – 5.1 years 2.9 years
EBITDA Multiple 12.80x —
Gross Profit Multiple 7.75x —
Income Discount Rate 14% – 16% 15%
Corporate Bonds ............................. 1,806,911 Income Discount Rate 9% – 30% 14%
Estimated Recovery
Value 45% —
Market Revenue Multiple 4.00x —
Volatility 50% —
Fixed Rate Loan Interests ....................... 60,871 Income Discount Rate 12% —
Floating Rate Loan Interests ...................... 707,424 Income Discount Rate 7% – 14% 10%
Other Interests .............................. 136,108 Income Discount Rate 10% —
Preferred Stocks
(b)
............................ 2,706,213 Market Revenue Multiple 0.22x – 18.08x 9.76x
EBIDTAR Multiple 11.15x —
Volatility 40% – 95% 65%
Time to Exit 0.5 – 5.0 years 2.4 years
Market Adjustment
Multiple 1.40x —
Gross Profit Multiple 16.75x —
Income Discount Rate 11% —
Warrants .................................. 38,737 Market Revenue Multiple 4.00x – 10.50x 6.91x
Volatility 38% – 80% 64%
Time to Exit 3.0 – 5.1 years 3.0 years
Income Discount Rate 6% – 19% 18%
$ 6,707,584
(b)
The fund valued certain of its Level 3 Direct Investments using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $83,000 as of June 30, 2024.

Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Government Money Market Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Bonds:
5.13% , 12/04/24 .................. USD 168 $ 167,971
5.00% , 04/04/25 .................. 149 148,918
Federal Farm Credit Bank Discount Notes,
5.34%, 09/19/24
(a)
................ 275 271,834
Federal Farm Credit Bank Variable Rate
Notes
(b)
:
(1-day SOFR at 0.00% Floor + 0.10%),
5.44% , 08/01/24 ................ 200 200,000
(1-day SOFR at 0.00% Floor + 0.09%),
5.43% , 08/26/24 ................ 800 800,000
(1-day SOFR at 0.00% Floor + 0.09%),
5.42% , 09/23/24 ................ 380 380,000
(1-day SOFR at 0.00% Floor + 0.08%),
5.42% , 12/30/24 ................ 200 200,073
(1-day SOFR at 0.00% Floor + 0.17%),
5.51% , 01/23/25 ................ 510 510,000
(1-day SOFR at 0.00% Floor + 0.14%),
5.48% , 05/27/25 ................ 700 700,000
(1-day SOFR at 0.00% Floor + 0.05%),
5.39% , 06/20/25 ................ 47 47,000
(1-day SOFR at 0.00% Floor + 0.07%),
5.41% , 11/17/25 ................ 200 200,000
(1-day SOFR at 0.00% Floor + 0.10%),
5.44% , 06/24/26 ................ 100 100,000
(1-day SOFR at 0.00% Floor + 0.10%),
5.44% , 06/26/26 ................ 200 200,000
Federal Home Loan Bank Bonds,
5.50%, 04/15/25 ................. 660 660,000
Federal Home Loan Bank Discount Notes
(a)
:
5.34% , 07/24/24 .................. 660 657,783
5.33% , 08/02/24 .................. 305 303,628
5.32% , 09/03/24 .................. 128 126,898
5.31% , 10/04/24 .................. 1,195 1,179,848
5.25% , 11/01/24 .................. 1,226 1,205,092
5.26% , 11/04/24 .................. 128 125,800
5.26% , 11/12/24 .................. 123 120,839
5.27% , 11/26/24 .................. 750 735,431
5.27% , 12/30/24 .................. 344 336,017
5.22% , 01/03/25 .................. 1,000 976,182
5.22% , 01/24/25 .................. 140 136,148
5.22% , 01/27/25 .................. 832 809,529
5.16% , 02/10/25 .................. 325 315,374
5.16% , 02/11/25 .................. 700 679,175
Federal Home Loan Bank Variable Rate
Notes
(b)
:
(1-day SOFR at 0.00% Floor + 0.00%),
5.34% , 07/05/24 ................ 700 700,000
(1-day SOFR at 0.00% Floor + 0.00%),
5.34% , 07/29/24 ................ 200 200,000
(1-day SOFR at 0.00% Floor + 0.00%),
5.34% , 08/23/24 ................ 400 400,000
(1-day SOFR at 0.00% Floor + 0.00%),
5.34% , 08/26/24 ................ 100 100,000
(1-day SOFR at 0.00% Floor + 0.00%),
5.34% , 08/27/24 ................ 600 600,000
(1-day SOFR at 0.00% Floor + 0.00%),
5.34% , 08/29/24 ................ 135 135,000
(1-day SOFR at 0.00% Floor + 0.00%),
5.34% , 09/04/24 ................ 960 960,000
(1-day SOFR at 0.00% Floor + 0.00%),
5.34% , 09/09/24 ................ 570 569,999
(1-day SOFR at 0.00% Floor + 0.00%),
5.34% , 09/17/24 ................ 100 100,000
(1-day SOFR at 0.00% Floor + 0.00%),
5.34% , 09/23/24 ................ 200 200,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(1-day SOFR at 0.00% Floor + 0.01%),
5.35% , 10/02/24 ................ USD 900 $ 900,000
(1-day SOFR at 0.00% Floor + 0.01%),
5.34% , 10/16/24 ................ 200 200,000
(1-day SOFR at 0.00% Floor + 0.01%),
5.34% , 10/22/24 ................ 400 400,000
(1-day SOFR at 0.00% Floor + 0.01%),
5.34% , 10/24/24 ................ 200 200,000
(1-day SOFR at 0.00% Floor + 0.11%),
5.45% , 10/28/24 ................ 500 500,003
(1-day SOFR at 0.00% Floor + 0.01%),
5.34% , 11/06/24 ................ 160 160,000
(1-day SOFR at 0.00% Floor + 0.01%),
5.34% , 11/07/24 ................ 200 200,000
(1-day SOFR at 0.00% Floor + 0.01%),
5.34% , 11/12/24 ................ 160 160,000
(1-day SOFR at 0.00% Floor + 0.01%),
5.34% - 5.35% , 11/18/24 ........... 500 500,000
(1-day SOFR at 0.00% Floor + 0.01%),
5.35% , 11/21/24 ................ 100 100,000
(1-day SOFR at 0.00% Floor + 0.00%),
5.34% , 12/02/24 ................ 1,000 1,000,000
(1-day SOFR at 0.00% Floor + 0.16%),
5.50% , 07/21/25 ................ 940 940,000
(1-day SOFR at 0.00% Floor + 0.20%),
5.54% , 11/13/25 ................ 690 690,000
(1-day SOFR at 0.00% Floor + 0.10%),
5.44% , 06/26/26 ................ 485 485,000
Federal National Mortgage Association,
2.63%, 09/06/24 ................. 450 447,672
Total U.S. Government Sponsored Agency Obligations — 20.1%
(Cost: $ 23,141,214 ) ............................... 23,141,214
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
:
3.04% , 07/05/24 .................. 2,232 2,230,749
3.85% , 07/09/24 .................. 2,860 2,856,653
4.09% , 07/11/24 .................. 2,443 2,439,549
4.54% , 07/18/24 .................. 2,632 2,625,814
4.69% , 07/23/24 .................. 484 482,459
4.73% , 07/25/24 .................. 2,043 2,036,165
4.84% , 07/30/24 .................. 1,835 1,827,307
4.86% , 08/01/24 .................. 1,300 1,294,720
4.91% , 08/06/24 .................. 1,639 1,630,378
4.94% , 08/08/24 .................. 775 770,705
5.00% , 08/13/24 .................. 600 596,252
5.06% , 08/20/24 .................. 100 99,273
5.09% , 08/27/24 .................. 1,295 1,284,256
5.12% , 08/29/24 .................. 210 208,234
5.10% , 09/05/24 .................. 1,431 1,417,574
5.14% , 09/10/24 .................. 1,445 1,430,067
5.15% , 09/12/24 .................. 814 805,582
5.15% , 09/17/24 .................. 100 98,866
5.15% , 09/19/24 .................. 477 471,463
5.19% , 10/10/24 .................. 494 486,521
5.22% , 10/15/24 .................. 730 718,780
5.21% , 10/24/24 .................. 780 766,651
5.21% , 10/31/24 .................. 2,093 2,056,414
5.22% , 11/07/24 .................. 2,395 2,350,759
5.21% , 11/21/24 .................. 1,300 1,273,354
5.20% , 11/29/24 .................. 1,700 1,663,135
5.23% , 12/05/24 .................. 2,200 2,150,557
5.22% , 12/19/24 .................. 1,445 1,409,652
5.23% , 12/26/24 .................. 1,588 1,549,419

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Government Money Market Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
5.05% , 01/23/25 .................. USD 493 $ 479,617
5.10% , 03/20/25 .................. 147 141,854
U.S. Treasury Notes:
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.04%),
5.34% , 07/31/24
(b)
............... 3,000 3,000,079
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.14%),
5.45% , 10/31/24
(b)
............... 980 980,194
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.20%),
5.51% , 01/31/25
(b)
............... 900 900,000
1.13% , 02/28/25 .................. 26 25,350
2.75% , 02/28/25 .................. 27 26,602
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.13%),
5.43% , 07/31/25
(b)
............... 2,345 2,344,759
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.17%),
5.48% , 10/31/25
(b)
............... 401 400,834
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.25%),
5.55% , 01/31/26
(b)
............... 1,000 1,000,652
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.15%),
5.46% , 04/30/26
(b)
............... 1,300 1,300,197
Total U.S. Treasury Obligations — 43 .1%
(Cost: $ 49,631,446 ) ............................... 49,631,446
Total Repurchase Agreements — 32 .6%
(Cost: $ 37,500,000 ) ............................... 37,500,000
Total Investments — 95 .8%
(Cost: $ 110,272,660 )
(c)
............................. 110,272,660
Other Assets Less Liabilities — 4.2% .................... 4,816,570
Net Assets — 100.0% ............................... $ 115,089,230
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Cost for U.S. federal income tax purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Government Money Market Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 5 .33% 06/28/24 07/01/24 $ 10,000 $ 10,000,000 $ 10,004,442
U.S. Government
Sponsored Agency
Obligations, 2.50% to
6.50%, due 02/20/41 to
06/20/54 ......... $ 36,848,257 $ 10,200,001
– –
Barclays Capital, Inc. . 5 .47
(a)
06/28/24 07/08/24 1,000 1,000,000 1,001,519
U.S. Government
Sponsored Agency
Obligation, 3.50%, due
08/15/47 ......... 11,086,940 1,070,000
– –
BNP Paribas SA .... 5 .33 06/28/24 07/01/24 5,000 5,000,000 5,002,221
U.S. Government
Sponsored Agency
Obligations, 3.00% to
6.02%, due 11/01/32 to
06/20/54 ......... 22,196,768 5,100,228
– –
JP Morgan Securities
LLC ........... 5 .32 06/28/24 07/01/24 6,500 6,500,000 6,502,882
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.88%, due 07/16/24 to
11/15/50 ......... 6,738,340 6,630,000
– –
Mizuho Securities USA
LLC ........... 5 .34 06/28/24 07/01/24 8,000 8,000,000 8,003,560
U.S. Government
Sponsored Agency
Obligation, 1.75%, due
01/15/34 ......... 8,136,300 8,160,022
– –
TD Securities USA LLC 5 .32 06/28/24 07/01/24 7,000 7,000,000 7,003,103
U.S. Government
Sponsored Agency
Obligations, 2.13% to
2.63%, due 11/30/24 to
01/31/26 ......... 7,257,900 7,140,041
– –
$ 37,500,000 $ 38,300,292
– –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 37,500,000 $ — $ 37,500,000
U.S. Government Sponsored Agency Obligations ................... — 23,141,214 — 23,141,214
U.S. Treasury Obligations ................................... — 49,631,446 — 49,631,446
$ — $ 110,272,660 $ — $ 110,272,660

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited)
June 30, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Building Products — 0.1%
JELD-WEN Holding, Inc.
(a)
.............. 762 $ 10,264
Capital Markets — 0.0%
Ardagh MP USA, Inc. , (Acquired 08/02/21 , cost
$ 14,164 )
(a) (b)
..................... 1,459 4,961
Life Sciences Tools & Services — 0.1%
Avantor, Inc.
(a)
...................... 790 16,748
Metals & Mining — 0.2%
Constellium SE , Class A
(a)
.............. 1,837 34,627
Oil, Gas & Consumable Fuels — 0.0%
NGL Energy Partners LP
(a)
.............. 1,649 8,344
Specialized REITs — 0.3%
Crown Castle, Inc. ................... 103 10,063
VICI Properties, Inc. .................. 1,736 49,719
59,782
Total Common Stocks — 0 .7%
(Cost: $ 139,000 ) ................................. 134,726
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 4.1%
(c)
AAR Escrow Issuer LLC, 6.75%, 03/15/29 ... USD 17 17,330
Boeing Co. (The), 6.53%, 05/01/34 ....... 45 46,075
Bombardier, Inc.
7.88% , 04/15/27 .................. 6 6,015
6.00% , 02/15/28 .................. 36 35,586
8.75% , 11/15/30 .................. 30 32,424
7.25% , 07/01/31 .................. 13 13,347
7.00% , 06/01/32 .................. 16 16,222
BWX Technologies, Inc.
4.13% , 06/30/28 .................. 10 9,334
4.13% , 04/15/29 .................. 8 7,383
Spirit AeroSystems, Inc.
9.38% , 11/30/29 .................. 40 43,065
9.75% , 11/15/30 .................. 32 35,300
TransDigm, Inc.
6.75% , 08/15/28 .................. 138 139,687
6.38% , 03/01/29 .................. 158 158,797
7.13% , 12/01/31 .................. 49 50,489
6.63% , 03/01/32 .................. 158 159,589
Triumph Group, Inc., 9.00%, 03/15/28 ..... 68 71,280
841,923
Automobile Components — 2.2%
Champions Financing, Inc., 8.75%, 02/15/29
(c)
30 30,764
Clarios Global LP
(c)
8.50% , 05/15/27 .................. 163 163,919
6.75% , 05/15/28 .................. 53 53,639
Dealer Tire LLC, 8.00%, 02/01/28
(c)
....... 8 7,720
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(c)
30 30,403
Gates Corp., 6.88%, 07/01/29
(c)
......... 18 18,314
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 .................. 9 8,377
5.63% , 04/30/33 .................. 2 1,808
Icahn Enterprises LP
6.25% , 05/15/26 .................. 10 9,921
5.25% , 05/15/27 .................. 61 57,256
9.75% , 01/15/29
(c)
................. 20 20,720
4.38% , 02/01/29 .................. 22 18,811
Security
Par (000)
Par (000) Value
Automobile Components (continued)
9.00% , 06/15/30
(c)
................. USD 12 $ 11,939
Phinia, Inc., 6.75%, 04/15/29
(c)
.......... 10 10,149
Tenneco, Inc., 8.00%, 11/17/28
(c)
........ 20 18,207
461,947
Banks — 0.6%
Banco Espirito Santo SA, 4.75%, 01/15/18
(a) (d) (e)
EUR 100 29,987
Citigroup, Inc.
(f)(g)
Series AA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.21%),
7.63% ....................... USD 15 15,618
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ....................... 45 44,899
Wells Fargo & Co., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.61%), 7.63%
(f) (g)
................ 29 30,882
121,386
Broadline Retail — 0.6%
(c)
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 16 14,449
LCM Investments Holdings II LLC
4.88% , 05/01/29 .................. 39 36,455
8.25% , 08/01/31 .................. 25 26,087
Match Group Holdings II LLC
4.13% , 08/01/30 .................. 15 13,272
3.63% , 10/01/31 .................. 26 22,022
NMG Holding Co., Inc., 7.13%, 04/01/26 .... 10 9,879
122,164
Building Products — 0.8%
(c)
Advanced Drainage Systems, Inc., 6.38%,
06/15/30 ...................... 23 23,083
Builders FirstSource, Inc., 6.38%, 03/01/34 .. 13 12,870
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ...................... 14 13,726
JELD-WEN, Inc., 4.63%, 12/15/25 ....... 14 13,751
Masterbrand, Inc., 7.00%, 07/15/32 ....... 9 9,102
New Enterprise Stone & Lime Co., Inc.
5.25% , 07/15/28 .................. 21 19,826
9.75% , 07/15/28 .................. 7 7,117
Standard Industries, Inc.
4.75% , 01/15/28 .................. 2 1,903
4.38% , 07/15/30 .................. 16 14,456
3.38% , 01/15/31 .................. 20 16,851
Summit Materials LLC, 7.25%, 01/15/31 .... 28 28,998
161,683
Capital Markets — 0.9%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(c)
..................... 7 7,258
Apollo Debt Solutions BDC, 6.90%, 04/13/29
(c)
15 15,075
Ares Capital Corp.
5.88% , 03/01/29 .................. 10 9,856
5.95% , 07/15/29 .................. 20 19,661
Aretec Group, Inc., 10.00%, 08/15/30
(c)
..... 10 10,876
Blackstone Private Credit Fund
3.25% , 03/15/27 .................. 5 4,616
5.95% , 07/16/29
(c)
................. 8 7,835
6.25% , 01/25/31
(c)
................. 9 8,948
Blue Owl Capital Corp., 3.75%, 07/22/25 ... 5 4,874
Blue Owl Capital Corp. II, 8.45%, 11/15/26
(c)
. 9 9,286
Blue Owl Credit Income Corp., 7.75%, 09/16/27 21 21,578
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
................ 19 18,021
Concentra Escrow Issuer Corp., 6.88%,
07/15/32
(c)
..................... 15 15,197

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Oaktree Strategic Credit Fund, 8.40%,
11/14/28
(c)
..................... USD 10 $ 10,570
State Street Corp., Series I, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.61%), 6.70%
(f) (g)
.......... 17 17,101
180,752
Chemicals — 1.8%
Chemours Co. (The)
5.38% , 05/15/27 .................. 13 12,340
5.75% , 11/15/28
(c)
................. 25 23,081
4.63% , 11/15/29
(c)
................. 9 7,749
Element Solutions, Inc., 3.88%, 09/01/28
(c)
.. 83 76,278
HB Fuller Co., 4.25%, 10/15/28 ......... 10 9,425
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
.... 22 22,174
Ingevity Corp., 3.88%, 11/01/28
(c)
........ 9 8,166
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(c)
.. 22 17,663
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
... 11 10,411
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
20 18,982
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 .................. 2 1,828
4.00% , 04/01/31 .................. 6 5,177
4.38% , 02/01/32 .................. 10 8,615
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(c)
..................... 44 39,847
WR Grace Holdings LLC
(c)
4.88% , 06/15/27 .................. 15 14,465
5.63% , 08/15/29 .................. 68 62,675
7.38% , 03/01/31 .................. 28 28,377
367,253
Commercial Services & Supplies — 4.2%
ADT Security Corp. (The)
(c)
4.13% , 08/01/29 .................. 2 1,844
4.88% , 07/15/32 .................. 16 14,693
Allied Universal Holdco LLC
(c)
9.75% , 07/15/27 .................. 27 26,835
4.63% , 06/01/28 .................. 200 182,417
7.88% , 02/15/31 .................. 75 75,195
APi Group DE, Inc.
(c)
4.13% , 07/15/29 .................. 14 12,740
4.75% , 10/15/29 .................. 8 7,464
APX Group, Inc.
(c)
6.75% , 02/15/27 .................. 10 9,974
5.75% , 07/15/29 .................. 22 21,108
Aramark Services, Inc., 5.00%, 02/01/28
(c)
... 37 35,784
Brink's Co. (The)
(c)
6.50% , 06/15/29 .................. 10 10,105
6.75% , 06/15/32 .................. 15 15,110
Clean Harbors, Inc., 6.38%, 02/01/31
(c)
..... 5 5,013
Garda World Security Corp.
(c)
4.63% , 02/15/27 .................. 19 18,156
9.50% , 11/01/27 .................. 8 8,037
7.75% , 02/15/28 .................. 51 51,943
6.00% , 06/01/29 .................. 8 7,298
GFL Environmental, Inc.
(c)
4.00% , 08/01/28 .................. 38 35,318
4.38% , 08/15/29 .................. 33 30,412
6.75% , 01/15/31 .................. 29 29,585
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
..................... 9 8,920
Neptune Bidco US, Inc., 9.29%, 04/15/29
(c)
.. 43 41,270
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(c)
..................... 46 45,329
Reworld Holding Corp.
4.88% , 12/01/29
(c)
................. 12 10,953
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
5.00% , 09/01/30 .................. USD 9 $ 8,134
Stericycle, Inc., 3.88%, 01/15/29
(c)
........ 9 8,404
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
.... 84 82,841
Williams Scotsman, Inc.
(c)
4.63% , 08/15/28 .................. 12 11,347
6.63% , 06/15/29 .................. 12 12,095
7.38% , 10/01/31 .................. 27 27,786
856,110
Communications Equipment — 0.1%
(c)
CommScope, Inc., 4.75%, 09/01/29 ....... 10 6,923
Viavi Solutions, Inc., 3.75%, 10/01/29 ..... 7 5,912
12,835
Construction & Engineering — 0.9%
(c)
Arcosa, Inc., 4.38%, 04/15/29 .......... 40 37,145
Brand Industrial Services, Inc., 10.38%,
08/01/30 ...................... 127 137,248
Dycom Industries, Inc., 4.50%, 04/15/29 .... 7 6,551
Pike Corp., 8.63%, 01/31/31 ........... 6 6,356
187,300
Construction Materials — 0.5%
Smyrna Ready Mix Concrete LLC
(c)
6.00% , 11/01/28 .................. 42 41,033
8.88% , 11/15/31 .................. 50 53,046
94,079
Consumer Finance — 1.1%
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(c)
..................... 9 9,454
Global Aircraft Leasing Co. Ltd.
(c)(h)
Series 2021 , 6.50% , ( 6.50 % Cash or 7.25%
PIK), 09/15/24
(g)
................ 15 14,471
6.50% , ( 6.50 % Cash or 7.25 % PIK),
09/15/24 ..................... 22 20,792
Macquarie Airfinance Holdings Ltd.
(c)
8.38% , 05/01/28 .................. 6 6,324
6.40% , 03/26/29 .................. 5 5,085
8.13% , 03/30/29 .................. 18 19,029
6.50% , 03/26/31 .................. 10 10,283
Navient Corp.
5.50% , 03/15/29 .................. 11 10,043
9.38% , 07/25/30 .................. 18 18,927
OneMain Finance Corp.
3.50% , 01/15/27 .................. 7 6,559
6.63% , 01/15/28 .................. 8 8,028
9.00% , 01/15/29 .................. 27 28,485
5.38% , 11/15/29 .................. 19 17,819
7.88% , 03/15/30 .................. 30 30,932
4.00% , 09/15/30 .................. 15 12,874
7.50% , 05/15/31 .................. 7 7,083
226,188
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc.
(c)
4.63% , 01/15/27 .................. 2 1,932
5.88% , 02/15/28 .................. 6 5,930
6.50% , 02/15/28 .................. 5 5,024
3.50% , 03/15/29 .................. 21 18,890
4.88% , 02/15/30 .................. 8 7,560
Performance Food Group, Inc., 4.25%,
08/01/29
(c)
..................... 16 14,567
United Natural Foods, Inc., 6.75%, 10/15/28
(c)
5 4,514
US Foods, Inc.
(c)
4.75% , 02/15/29 .................. 27 25,609
4.63% , 06/01/30 .................. 3 2,787
7.25% , 01/15/32 .................. 15 15,567

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
Walgreens Boots Alliance, Inc., 3.20%,
04/15/30 ...................... USD 2 $ 1,674
104,054
Containers & Packaging — 2.2%
Ball Corp., 3.13%, 09/15/31 ........... 15 12,687
Clydesdale Acquisition Holdings, Inc.
(c)
6.63% , 04/15/29 .................. 42 41,279
8.75% , 04/15/30 .................. 47 45,997
LABL, Inc.
(c)
6.75% , 07/15/26 .................. 4 3,950
5.88% , 11/01/28 .................. 17 15,502
9.50% , 11/01/28 .................. 30 30,236
Mauser Packaging Solutions Holding Co.
(c)
7.88% , 04/15/27 .................. 236 240,718
9.25% , 04/15/27 .................. 4 4,002
Owens-Brockway Glass Container, Inc.
(c)
6.63% , 05/13/27 .................. 3 2,994
7.25% , 05/15/31 .................. 12 11,979
Sealed Air Corp.
(c)
4.00% , 12/01/27 .................. 13 12,218
5.00% , 04/15/29 .................. 3 2,855
6.50% , 07/15/32 .................. 12 11,933
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(c)
7 7,645
443,995
Distributors — 0.2%
(c)
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 29 28,101
Resideo Funding, Inc., 4.00%, 09/01/29 .... 5 4,407
32,508
Diversified Consumer Services — 1.2%
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29
(c)
................ 11 10,255
Service Corp. International, 4.00%, 05/15/31 . 28 24,936
Sotheby's, 7.38%, 10/15/27
(c)
........... 200 167,011
Wand NewCo 3, Inc., 7.63%, 01/30/32
(c)
.... 50 51,640
253,842
Diversified REITs — 0.5%
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
... 7 6,133
HAT Holdings I LLC
(c)
3.38% , 06/15/26 .................. 16 15,087
8.00% , 06/15/27 .................. 13 13,515
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
....... 22 20,096
MPT Operating Partnership LP
5.25% , 08/01/26 .................. 2 1,818
5.00% , 10/15/27 .................. 3 2,478
4.63% , 08/01/29 .................. 19 13,790
3.50% , 03/15/31 .................. 59 38,445
111,362
Diversified Telecommunication Services — 5.0%
(c)
CCO Holdings LLC
5.38% , 06/01/29 .................. 25 22,744
6.38% , 09/01/29 .................. 68 64,636
4.75% , 03/01/30 .................. 20 17,322
4.50% , 08/15/30 .................. 5 4,233
4.25% , 02/01/31 .................. 33 26,942
7.38% , 03/01/31 .................. 105 103,531
4.75% , 02/01/32 .................. 8 6,552
4.25% , 01/15/34 .................. 29 22,013
Frontier Communications Holdings LLC
5.88% , 10/15/27 .................. 10 9,763
5.00% , 05/01/28 .................. 49 46,163
8.75% , 05/15/30 .................. 113 116,440
8.63% , 03/15/31 .................. 15 15,452
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc.
10.50% , 04/15/29 ................. USD 65 $ 64,837
4.88% , 06/15/29 .................. 35 19,962
11.00% , 11/15/29 ................. 67 68,926
10.50% , 05/15/30 ................. 72 71,310
Lumen Technologies, Inc.
4.13% , 04/15/29 .................. 14 8,841
4.13% , 04/15/30 .................. 14 8,501
Uniti Group LP
10.50% , 02/15/28 ................. 90 88,135
Series MAY , 10.50% , 02/15/28 ......... 18 17,627
Windstream Escrow LLC, 7.75%, 08/15/28 .. 18 16,957
Zayo Group Holdings, Inc.
4.00% , 03/01/27 .................. 209 167,151
6.13% , 03/01/28 .................. 49 32,808
1,020,846
Electric Utilities — 0.9%
FirstEnergy Corp., 4.00%, 05/01/26
(i)
...... 40 39,560
NextEra Energy Capital Holdings, Inc.,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75%,
06/15/54
(g)
..................... 15 15,086
NextEra Energy Operating Partners LP
(c)
3.88% , 10/15/26 .................. 5 4,755
7.25% , 01/15/29 .................. 11 11,280
NRG Energy, Inc., 7.00%, 03/15/33
(c)
...... 8 8,445
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
..................... 18 16,661
PG&E Corp., 4.25%, 12/01/27
(c) (i)
........ 14 14,119
Vistra Operations Co. LLC
(c)
5.00% , 07/31/27 .................. 2 1,935
7.75% , 10/15/31 .................. 32 33,324
6.88% , 04/15/32 .................. 29 29,440
6.95% , 10/15/33 .................. 7 7,492
182,097
Electrical Equipment — 0.3%
Vertiv Group Corp., 4.13%, 11/15/28
(c)
..... 74 69,107
Electronic Equipment, Instruments & Components — 0.4%
(c)
Coherent Corp., 5.00%, 12/15/29 ........ 35 33,123
Insight Enterprises, Inc., 6.63%, 05/15/32 ... 10 10,155
Sensata Technologies, Inc.
4.38% , 02/15/30 .................. 28 25,715
3.75% , 02/15/31 .................. 17 14,817
Zebra Technologies Corp., 6.50%, 06/01/32 .. 7 7,079
90,889
Energy Equipment & Services — 4.5%
Archrock Partners LP
(c)
6.88% , 04/01/27 .................. 24 24,096
6.25% , 04/01/28 .................. 42 41,596
Enerflex Ltd., 9.00%, 10/15/27
(c)
......... 16 16,201
Kodiak Gas Services LLC, 7.25%, 02/15/29
(c)
. 33 33,828
Nabors Industries Ltd., 7.50%, 01/15/28
(c)
... 17 16,222
Nabors Industries, Inc.
(c)
7.38% , 05/15/27 .................. 5 5,086
9.13% , 01/31/30 .................. 11 11,395
Noble Finance II LLC, 8.00%, 04/15/30
(c)
.... 20 20,814
Northriver Midstream Finance LP, 6.75%,
07/15/32
(c)
..................... 11 11,019
Oceaneering International, Inc., 6.00%,
02/01/28 ...................... 5 4,943
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 . 10 10,592
Precision Drilling Corp., 6.88%, 01/15/29
(c)
.. 5 4,946
Transocean Aquila Ltd., 8.00%, 09/30/28
(c)
.. 9 9,140

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(c)
..................... USD 8 $ 8,257
Transocean, Inc.
(c)
8.00% , 02/01/27 .................. 18 17,938
8.25% , 05/15/29 .................. 41 41,102
8.75% , 02/15/30 .................. 64 67,087
8.50% , 05/15/31 .................. 57 57,024
USA Compression Partners LP
6.88% , 09/01/27 .................. 21 21,039
7.13% , 03/15/29
(c)
................. 31 31,236
Valaris Ltd., 8.38%, 04/30/30
(c)
.......... 62 64,185
Venture Global LNG, Inc.
(c)
8.13% , 06/01/28 .................. 40 41,209
9.50% , 02/01/29 .................. 132 144,553
8.38% , 06/01/31 .................. 89 92,313
9.88% , 02/01/32 .................. 87 94,693
Weatherford International Ltd., 8.63%,
04/30/30
(c)
..................... 37 38,341
928,855
Entertainment — 0.2%
(c)
Live Nation Entertainment, Inc.
4.75% , 10/15/27 .................. 21 20,125
3.75% , 01/15/28 .................. 13 12,075
Playtika Holding Corp., 4.25%, 03/15/29 .... 5 4,388
36,588
Financial Services — 3.6%
Block, Inc.
2.75% , 06/01/26 .................. 7 6,612
3.50% , 06/01/31 .................. 8 6,901
6.50% , 05/15/32
(c)
................. 123 124,647
Blue Owl Credit Income Corp.
6.60% , 09/15/29
(c)
................. 5 4,932
6.65% , 03/15/31 .................. 20 19,547
Blue Owl Technology Finance Corp. II, 6.75%,
04/04/29
(c)
..................... 5 4,891
Enact Holdings, Inc., 6.25%, 05/28/29 ..... 7 7,002
Freedom Mortgage Corp., 12.25%, 10/01/30
(c)
7 7,530
Freedom Mortgage Holdings LLC
(c)
9.25% , 02/01/29 .................. 24 23,984
9.13% , 05/15/31 .................. 17 16,543
GGAM Finance Ltd.
(c)
7.75% , 05/15/26 .................. 3 3,061
8.00% , 02/15/27 .................. 22 22,724
8.00% , 06/15/28 .................. 7 7,373
6.88% , 04/15/29 .................. 21 21,368
Global Payments, Inc., 1.50%, 03/01/31
(c) (i)
.. 34 31,127
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%, 07/01/34
(c)
........ 9 8,811
HPS Corporate Lending Fund, 6.75%,
01/30/29
(c)
..................... 15 15,110
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29
(c)
..................... 16 14,207
Nationstar Mortgage Holdings, Inc.
(c)
5.00% , 02/01/26 .................. 91 89,067
6.00% , 01/15/27 .................. 2 1,979
5.13% , 12/15/30 .................. 11 10,087
5.75% , 11/15/31 .................. 12 11,279
7.13% , 02/01/32 .................. 44 44,257
NCR Atleos Corp., 9.50%, 04/01/29
(c)
...... 16 17,292
PennyMac Financial Services, Inc.
(c)
7.88% , 12/15/29 .................. 18 18,561
7.13% , 11/15/30 .................. 17 16,948
Permian Resources Operating LLC
(c)
5.88% , 07/01/29 .................. 38 37,418
Security
Par (000)
Par (000) Value
Financial Services (continued)
9.88% , 07/15/31 .................. USD 21 $ 23,245
7.00% , 01/15/32 .................. 22 22,600
Rocket Mortgage LLC
(c)
2.88% , 10/15/26 .................. 47 43,893
3.88% , 03/01/31 .................. 15 13,072
4.00% , 10/15/33 .................. 5 4,213
Shift4 Payments LLC, 4.63%, 11/01/26
(c)
.... 37 35,826
Sotera Health Holdings LLC, 7.38%, 06/01/31
(c)
12 12,018
748,125
Food Products — 1.3%
(c)
B&G Foods, Inc., 8.00%, 09/15/28 ....... 6 6,097
Chobani LLC
4.63% , 11/15/28 .................. 70 66,108
7.63% , 07/01/29 .................. 89 91,662
Darling Ingredients, Inc., 6.00%, 06/15/30 ... 22 21,632
Fiesta Purchaser, Inc., 7.88%, 03/01/31 .... 10 10,333
Lamb Weston Holdings, Inc.
4.13% , 01/31/30 .................. 24 21,795
4.38% , 01/31/32 .................. 15 13,378
Post Holdings, Inc.
4.50% , 09/15/31 .................. 4 3,585
6.25% , 02/15/32 .................. 17 17,022
Simmons Foods, Inc., 4.63%, 03/01/29 .... 13 11,432
263,044
Gas Utilities — 0.9%
(c)
AmeriGas Partners LP, 9.38%, 06/01/28 .... 19 19,503
Blue Racer Midstream LLC
7.00% , 07/15/29 .................. 14 14,257
7.25% , 07/15/32 .................. 11 11,310
Howard Midstream Energy Partners LLC
8.88% , 07/15/28 .................. 17 17,988
7.38% , 07/15/32 .................. 19 19,296
NGL Energy Operating LLC
8.13% , 02/15/29 .................. 32 32,605
8.38% , 02/15/32 .................. 67 68,031
Suburban Propane Partners LP, 5.00%,
06/01/31 ...................... 8 7,204
190,194
Ground Transportation — 0.7%
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(c)
32 31,880
GN Bondco LLC, 9.50%, 10/15/31
(c)
...... 15 13,981
NESCO Holdings II, Inc., 5.50%, 04/15/29
(c)
.. 16 14,820
Uber Technologies, Inc.
0.00% , 12/15/25
(i) (j)
................ 6 6,432
Series 2028 , 0.88% , 12/01/28
(c) (i)
....... 31 36,859
4.50% , 08/15/29
(c)
................. 40 38,111
142,083
Health Care Equipment & Supplies — 1.6%
(c)
Avantor Funding, Inc., 3.88%, 11/01/29 .... 23 20,915
Bausch + Lomb Corp., 8.38%, 10/01/28 .... 84 85,995
Medline Borrower LP
3.88% , 04/01/29 .................. 27 24,865
6.25% , 04/01/29 .................. 40 40,453
5.25% , 10/01/29 .................. 136 129,788
Neogen Food Safety Corp., 8.63%, 07/20/30 . 13 14,034
Teleflex, Inc., 4.25%, 06/01/28 .......... 10 9,424
325,474
Health Care Providers & Services — 2.7%
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
. 30 28,479
Community Health Systems, Inc.
(c)
5.63% , 03/15/27 .................. 41 38,179
6.00% , 01/15/29 .................. 35 30,888
5.25% , 05/15/30 .................. 46 37,927

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.75% , 02/15/31 .................. USD 39 $ 30,663
10.88% , 01/15/32 ................. 35 36,427
Encompass Health Corp.
4.75% , 02/01/30 .................. 26 24,328
4.63% , 04/01/31 .................. 23 21,108
HealthEquity, Inc., 4.50%, 10/01/29
(c)
...... 42 39,256
LifePoint Health, Inc.
(c)
9.88% , 08/15/30 .................. 17 18,129
11.00% , 10/15/30 ................. 40 44,071
10.00% , 06/01/32 ................. 17 17,381
Molina Healthcare, Inc.
(c)
4.38% , 06/15/28 .................. 18 16,942
3.88% , 11/15/30 .................. 7 6,223
Option Care Health, Inc., 4.38%, 10/31/29
(c)
.. 15 13,769
Surgery Center Holdings, Inc., 7.25%,
04/15/32
(c)
..................... 52 52,527
Tenet Healthcare Corp.
6.13% , 06/15/30 .................. 12 11,919
6.75% , 05/15/31 .................. 73 74,096
US Acute Care Solutions LLC, 9.75%,
05/15/29
(c)
..................... 16 15,757
558,069
Health Care Technology — 0.8%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(c)
. 185 170,329
Hotel & Resort REITs — 1.2%
RHP Hotel Properties LP
(c)
7.25% , 07/15/28 .................. 46 47,567
4.50% , 02/15/29 .................. 16 15,005
6.50% , 04/01/32 .................. 43 43,003
RLJ Lodging Trust LP
(c)
3.75% , 07/01/26 .................. 11 10,457
4.00% , 09/15/29 .................. 8 7,066
Service Properties Trust
8.63% , 11/15/31
(c)
................. 86 89,639
8.88% , 06/15/32 .................. 30 27,982
240,719
Hotels, Restaurants & Leisure — 6.5%
1011778 BC ULC, 4.00%, 10/15/30
(c)
...... 19 16,726
Boyd Gaming Corp., 4.75%, 06/15/31
(c)
.... 7 6,344
Boyne USA, Inc., 4.75%, 05/15/29
(c)
...... 18 16,796
Caesars Entertainment, Inc.
(c)
8.13% , 07/01/27 .................. 57 58,159
4.63% , 10/15/29 .................. 30 27,503
7.00% , 02/15/30 .................. 106 108,298
6.50% , 02/15/32 .................. 48 48,236
Carnival Corp.
(c)
4.00% , 08/01/28 .................. 11 10,323
6.00% , 05/01/29 .................. 66 65,196
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(c)
..................... 168 181,874
Cedar Fair LP, 5.38%, 04/15/27 ......... 6 5,946
Churchill Downs, Inc.
(c)
4.75% , 01/15/28 .................. 28 26,744
5.75% , 04/01/30 .................. 23 22,341
6.75% , 05/01/31 .................. 37 37,200
Fertitta Entertainment LLC
(c)
4.63% , 01/15/29 .................. 16 14,570
6.75% , 01/15/30 .................. 4 3,513
Hilton Domestic Operating Co., Inc.
4.88% , 01/15/30 .................. 2 1,920
6.13% , 04/01/32
(c)
................. 13 13,063
Hilton Grand Vacations Borrower Escrow LLC,
6.63%, 01/15/32
(c)
................ 15 15,070
Life Time, Inc., 8.00%, 04/15/26
(c)
........ 19 19,224
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Light & Wonder International, Inc.
(c)
7.00% , 05/15/28 .................. USD 11 $ 11,057
7.25% , 11/15/29 .................. 14 14,298
7.50% , 09/01/31 .................. 22 22,731
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(c)
..................... 8 8,225
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
. 19 18,762
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
23 21,656
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
..................... 11 10,246
NCL Corp. Ltd.
(c)
5.88% , 03/15/26 .................. 25 24,715
8.38% , 02/01/28 .................. 7 7,315
8.13% , 01/15/29 .................. 8 8,382
7.75% , 02/15/29 .................. 13 13,516
NCL Finance Ltd., 6.13%, 03/15/28
(c)
...... 11 10,863
Ontario Gaming GTA LP, 8.00%, 08/01/30
(c)
.. 11 11,289
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(c)
..................... 12 12,143
Premier Entertainment Sub LLC
(c)
5.63% , 09/01/29 .................. 10 7,191
5.88% , 09/01/31 .................. 10 6,801
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(c)
..................... 9 9,720
Raptor Acquisition Corp., 4.88%, 11/01/26
(c)
.. 10 9,674
Royal Caribbean Cruises Ltd.
(c)
4.25% , 07/01/26 .................. 6 5,807
5.38% , 07/15/27 .................. 10 9,846
5.50% , 04/01/28 .................. 14 13,821
9.25% , 01/15/29 .................. 16 17,081
6.25% , 03/15/32 .................. 21 21,177
Scientific Games Holdings LP, 6.63%,
03/01/30
(c)
..................... 18 17,547
Six Flags Entertainment Corp.
(c)
7.25% , 05/15/31 .................. 59 60,069
6.63% , 05/01/32 .................. 6 6,097
Station Casinos LLC
(c)
4.50% , 02/15/28 .................. 16 15,055
4.63% , 12/01/31 .................. 15 13,370
6.63% , 03/15/32 .................. 17 16,916
Vail Resorts, Inc., 6.50%, 05/15/32
(c)
...... 22 22,263
Viking Cruises Ltd.
(c)
5.88% , 09/15/27 .................. 16 15,834
7.00% , 02/15/29 .................. 3 3,016
9.13% , 07/15/31 .................. 54 58,486
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
..................... 8 7,820
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
..................... 9 8,390
Wynn Las Vegas LLC, 5.25%, 05/15/27
(c)
... 6 5,853
Wynn Resorts Finance LLC
(c)
5.13% , 10/01/29 .................. 49 46,602
7.13% , 02/15/31 .................. 33 34,219
1,326,899
Household Durables — 0.6%
(c)
Ashton Woods USA LLC, 4.63%, 04/01/30 .. 8 7,150
Beazer Homes USA, Inc., 7.50%, 03/15/31 .. 6 5,987
Brookfield Residential Properties, Inc.
5.00% , 06/15/29 .................. 17 15,527
4.88% , 02/15/30 .................. 15 13,417
Dream Finders Homes, Inc., 8.25%, 08/15/28 . 8 8,191
Empire Communities Corp., 9.75%, 05/01/29 . 5 5,088
Installed Building Products, Inc., 5.75%,
02/01/28 ...................... 7 6,846
LGI Homes, Inc., 8.75%, 12/15/28 ........ 8 8,333

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
Mattamy Group Corp.
5.25% , 12/15/27 .................. USD 12 $ 11,659
4.63% , 03/01/30 .................. 11 10,168
Meritage Homes Corp., 1.75%, 05/15/28
(i)
... 2 1,986
New Home Co., Inc. (The), 9.25%, 10/01/29 . 14 14,034
STL Holding Co. LLC, 8.75%, 02/15/29 .... 8 8,350
Taylor Morrison Communities, Inc., 5.13%,
08/01/30 ...................... 5 4,788
Tempur Sealy International, Inc.
4.00% , 04/15/29 .................. 2 1,804
3.88% , 10/15/31 .................. 4 3,343
126,671
Household Products — 0.2%
Central Garden & Pet Co.
4.13% , 10/15/30 .................. 13 11,586
4.13% , 04/30/31
(c)
................. 9 7,932
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31
(c)
..................... 4 4,004
Spectrum Brands, Inc., 3.38%, 06/01/29
(c) (i)
.. 12 11,556
35,078
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp. (The), (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60%, 01/15/55
(g)
........... 17 17,210
Calpine Corp.
(c)
5.13% , 03/15/28 .................. 23 22,120
5.00% , 02/01/31 .................. 8 7,467
Clearway Energy Operating LLC
(c)
4.75% , 03/15/28 .................. 2 1,911
3.75% , 01/15/32 .................. 27 22,956
NextEra Energy Partners LP
(c)(i)
0.00% , 11/15/25
(j)
................. 18 16,254
2.50% , 06/15/26 .................. 12 10,950
Talen Energy Supply LLC, 8.63%, 06/01/30
(c)
. 9 9,596
TransAlta Corp., 7.75%, 11/15/29 ........ 3 3,130
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(c) (f) (g)
.................... 10 10,085
121,679
Industrial Conglomerates — 1.3%
(c)
EMRLD Borrower LP
6.63% , 12/15/30 .................. 187 188,459
6.75% , 07/15/31 .................. 14 14,175
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29 ...................... 64 66,273
268,907
Insurance — 6.5%
(c)
Acrisure LLC, 7.50%, 11/06/30 .......... 17 17,012
Alliant Holdings Intermediate LLC
4.25% , 10/15/27 .................. 63 58,989
6.75% , 10/15/27 .................. 115 113,431
6.75% , 04/15/28 .................. 34 34,054
5.88% , 11/01/29 .................. 81 75,795
7.00% , 01/15/31 .................. 65 65,665
AmWINS Group, Inc.
6.38% , 02/15/29 .................. 10 10,027
4.88% , 06/30/29 .................. 21 19,536
AssuredPartners, Inc., 7.50%, 02/15/32 .... 24 24,091
Baldwin Insurance Group Holdings LLC, 7.13%,
05/15/31 ...................... 5 5,058
Howden UK Refinance plc
7.25% , 02/15/31 .................. 107 106,200
8.13% , 02/15/32 .................. 59 58,616
Security
Par (000)
Par (000) Value
Insurance (continued)
HUB International Ltd.
7.25% , 06/15/30 .................. USD 197 $ 201,951
7.38% , 01/31/32 .................. 255 258,591
Jones Deslauriers Insurance Management, Inc.
8.50% , 03/15/30 .................. 34 35,458
10.50% , 12/15/30 ................. 17 18,255
Panther Escrow Issuer LLC, 7.13%, 06/01/31 . 187 189,138
Ryan Specialty LLC, 4.38%, 02/01/30 ..... 9 8,336
USI, Inc., 7.50%, 01/15/32 ............ 30 30,469
1,330,672
IT Services — 0.5%
Central Parent LLC, 8.00%, 06/15/29
(c)
..... 38 38,583
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(c)
36 36,884
Twilio, Inc.
3.63% , 03/15/29 .................. 12 10,794
3.88% , 03/15/31 .................. 17 14,951
101,212
Leisure Products — 0.1%
Amer Sports Co., 6.75%, 02/16/31
(c)
...... 19 18,879
Mattel, Inc., 6.20%, 10/01/40 ........... 6 5,914
24,793
Life Sciences Tools & Services — 0.5%
(c)
Charles River Laboratories International, Inc.,
4.00%, 03/15/31 ................. 2 1,784
Fortrea Holdings, Inc., 7.50%, 07/01/30 .... 13 12,917
Star Parent, Inc., 9.00%, 10/01/30 ........ 91 95,540
110,241
Machinery — 1.8%
(c)
ATS Corp., 4.13%, 12/15/28 ........... 9 8,202
Chart Industries, Inc.
7.50% , 01/01/30 .................. 68 70,269
9.50% , 01/01/31 .................. 5 5,417
Esab Corp., 6.25%, 04/15/29 ........... 18 18,108
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28 ...................... 6 4,422
Madison IAQ LLC, 5.88%, 06/30/29 ....... 37 34,425
Mueller Water Products, Inc., 4.00%, 06/15/29 3 2,747
OT Merger Corp., 7.88%, 10/15/29 ....... 9 4,050
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29 ...................... 10 9,202
Terex Corp., 5.00%, 05/15/29 .......... 10 9,489
TK Elevator US Newco, Inc., 5.25%, 07/15/27 200 193,863
Wabash National Corp., 4.50%, 10/15/28 ... 17 15,297
375,491
Media — 4.9%
Cable One, Inc.
0.00% , 03/15/26
(i) (j)
................ 5 4,375
1.13% , 03/15/28
(i)
................. 23 17,073
4.00% , 11/15/30
(c)
................. 6 4,478
Clear Channel Outdoor Holdings, Inc.
(c)
5.13% , 08/15/27 .................. 30 28,650
7.75% , 04/15/28 .................. 15 13,125
9.00% , 09/15/28 .................. 99 103,649
7.50% , 06/01/29 .................. 50 41,781
7.88% , 04/01/30 .................. 65 65,425
CMG Media Corp., 8.88%, 12/15/27
(c)
..... 20 11,407
CSC Holdings LLC, 11.75%, 01/31/29
(c)
.... 200 170,571
DirecTV Financing LLC, 5.88%, 08/15/27
(c)
.. 67 63,019
DISH DBS Corp., 5.25%, 12/01/26
(c)
...... 46 36,284
DISH Network Corp., 11.75%, 11/15/27
(c)
... 75 73,537
EquipmentShare.com, Inc., 8.63%, 05/15/32
(c)
6 6,222
GCI LLC, 4.75%, 10/15/28
(c)
........... 12 10,953

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Gray Television, Inc.
(c)
7.00% , 05/15/27 .................. USD 19 $ 17,493
10.50% , 07/15/29 ................. 26 26,140
Midcontinent Communications, 5.38%,
08/15/27
(c)
..................... 16 15,360
Outfront Media Capital LLC
(c)
5.00% , 08/15/27 .................. 22 21,296
4.25% , 01/15/29 .................. 34 31,002
4.63% , 03/15/30 .................. 6 5,403
7.38% , 02/15/31 .................. 18 18,733
Radiate Holdco LLC
(c)
4.50% , 09/15/26 .................. 20 15,240
6.50% , 09/15/28 .................. 18 8,921
Sirius XM Radio, Inc.
(c)
3.13% , 09/01/26 .................. 27 25,403
5.00% , 08/01/27 .................. 56 53,604
4.00% , 07/15/28 .................. 4 3,613
Stagwell Global LLC, 5.63%, 08/15/29
(c)
.... 8 7,389
Univision Communications, Inc.
(c)
6.63% , 06/01/27 .................. 5 4,787
8.00% , 08/15/28 .................. 77 75,093
8.50% , 07/31/31 .................. 28 27,197
1,007,223
Metals & Mining — 2.6%
Arsenal AIC Parent LLC
(c)
8.00% , 10/01/30 .................. 30 31,482
11.50% , 10/01/31 ................. 53 59,308
ATI, Inc.
5.88% , 12/01/27 .................. 19 18,747
4.88% , 10/01/29 .................. 8 7,478
7.25% , 08/15/30 .................. 31 32,000
5.13% , 10/01/31 .................. 21 19,411
Big River Steel LLC, 6.63%, 01/31/29
(c)
.... 74 74,165
Carpenter Technology Corp., 7.63%, 03/15/30 21 21,620
ERO Copper Corp., 6.50%, 02/15/30
(c)
..... 18 17,369
Kaiser Aluminum Corp.
(c)
4.63% , 03/01/28 .................. 34 31,813
4.50% , 06/01/31 .................. 45 39,849
Mineral Resources Ltd., 9.25%, 10/01/28
(c)
.. 5 5,247
New Gold, Inc., 7.50%, 07/15/27
(c)
....... 44 44,281
Novelis Corp.
(c)
3.25% , 11/15/26 .................. 63 59,283
4.75% , 01/30/30 .................. 39 36,181
3.88% , 08/15/31 .................. 36 31,168
529,402
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
(c)
Ladder Capital Finance Holdings LLLP
4.25% , 02/01/27 .................. 8 7,577
4.75% , 06/15/29 .................. 4 3,695
7.00% , 07/15/31 .................. 14 14,122
Starwood Property Trust, Inc., 7.25%, 04/01/29 16 16,172
41,566
Multi-Utilities — 0.1%
Dominion Energy, Inc.
(g)
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54 ................ 10 10,405
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.39%),
6.88% , 02/01/55 ................ 17 17,354
27,759
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 7.8%
Aethon United BR LP, 8.25%, 02/15/26
(c)
.... USD 37 $ 37,404
Antero Midstream Partners LP
(c)
5.38% , 06/15/29 .................. 17 16,479
6.63% , 02/01/32 .................. 19 19,171
Ascent Resources Utica Holdings LLC
(c)
9.00% , 11/01/27 .................. 23 28,479
8.25% , 12/31/28 .................. 53 54,299
5.88% , 06/30/29 .................. 34 33,227
Baytex Energy Corp., 8.50%, 04/30/30
(c)
.... 17 17,779
Buckeye Partners LP
6.88% , 07/01/29
(c)
................. 6 6,022
5.85% , 11/15/43 .................. 8 6,866
5.60% , 10/15/44 .................. 8 6,304
CITGO Petroleum Corp.
(c)
7.00% , 06/15/25 .................. 25 24,993
8.38% , 01/15/29 .................. 33 34,014
Civitas Resources, Inc.
(c)
8.38% , 07/01/28 .................. 38 39,817
8.63% , 11/01/30 .................. 17 18,228
8.75% , 07/01/31 .................. 84 89,960
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
11 9,913
CNX Resources Corp., 7.38%, 01/15/31
(c)
... 7 7,157
Comstock Resources, Inc.
(c)
6.75% , 03/01/29 .................. 34 32,881
5.88% , 01/15/30 .................. 51 47,456
Crescent Energy Finance LLC
(c)
7.63% , 04/01/32 .................. 27 27,518
7.38% , 01/15/33 .................. 23 23,050
Diamond Foreign Asset Co., 8.50%, 10/01/30
(c)
15 15,745
DT Midstream, Inc.
(c)
4.13% , 06/15/29 .................. 19 17,553
4.38% , 06/15/31 .................. 12 10,930
Enbridge, Inc.
(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54 ..................... 10 10,060
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55 ..................... 13 13,026
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.43%), 8.50% ,
01/15/84 ..................... 13 14,015
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(c)
................ 14 14,598
Energy Transfer LP
(g)
Series B , (3-mo. LIBOR USD + 4.16%),
6.63%
(f)
...................... 7 6,793
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54 ..................... 37 38,702
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54 ..................... 19 18,745
EQM Midstream Partners LP
(c)
4.50% , 01/15/29 .................. 3 2,831
6.38% , 04/01/29 .................. 22 22,222
7.50% , 06/01/30 .................. 4 4,269
4.75% , 01/15/31 .................. 11 10,286
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(c)
..................... 9 9,529
Genesis Energy LP
7.75% , 02/01/28 .................. 9 9,096
8.25% , 01/15/29 .................. 20 20,647
8.88% , 04/15/30 .................. 8 8,415
7.88% , 05/15/32 .................. 23 23,219

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Harvest Midstream I LP, 7.50%, 05/15/32
(c)
.. USD 14 $ 14,215
Hess Midstream Operations LP, 6.50%,
06/01/29
(c)
..................... 16 16,220
Hilcorp Energy I LP
(c)
6.25% , 11/01/28 .................. 5 4,938
5.75% , 02/01/29 .................. 13 12,580
6.00% , 04/15/30 .................. 1 966
8.38% , 11/01/33 .................. 70 74,603
6.88% , 05/15/34 .................. 21 20,773
ITT Holdings LLC, 6.50%, 08/01/29
(c)
...... 27 24,462
Kinetik Holdings LP
(c)
6.63% , 12/15/28 .................. 4 4,064
5.88% , 06/15/30 .................. 11 10,839
Matador Resources Co.
(c)
6.88% , 04/15/28 .................. 17 17,256
6.50% , 04/15/32 .................. 19 19,001
Murphy Oil Corp., 5.88%, 12/01/42
(k)
...... 3 2,660
New Fortress Energy, Inc.
(c)
6.75% , 09/15/25 .................. 21 20,386
8.75% , 03/15/29 .................. 43 39,253
Northern Oil & Gas, Inc.
(c)
8.13% , 03/01/28 .................. 79 79,891
8.75% , 06/15/31 .................. 20 20,986
PBF Holding Co. LLC, 7.88%, 09/15/30
(c)
... 13 13,308
Permian Resources Operating LLC, 8.00%,
04/15/27
(c)
..................... 15 15,336
Prairie Acquiror LP, 9.00%, 08/01/29
(c)
..... 12 12,368
Rockcliff Energy II LLC, 5.50%, 10/15/29
(c)
.. 35 32,762
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(c)
..................... 2 1,883
Saturn Oil & Gas, Inc., 9.63%, 06/15/29
(c)
... 13 13,121
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(c)
................ 25 25,849
SM Energy Co., 6.75%, 09/15/26 ........ 8 8,003
Southwestern Energy Co., 5.38%, 02/01/29 .. 14 13,608
Tallgrass Energy Partners LP
(c)
6.00% , 03/01/27 .................. 3 2,957
5.50% , 01/15/28 .................. 5 4,784
7.38% , 02/15/29 .................. 30 30,146
6.00% , 09/01/31 .................. 4 3,738
Talos Production, Inc.
(c)
9.00% , 02/01/29 .................. 12 12,595
9.38% , 02/01/31 .................. 10 10,558
Venture Global Calcasieu Pass LLC
(c)
3.88% , 08/15/29 .................. 63 57,377
4.13% , 08/15/31 .................. 9 8,076
3.88% , 11/01/33 .................. 31 26,415
Vermilion Energy, Inc., 6.88%, 05/01/30
(c)
... 7 6,880
Vital Energy, Inc.
9.75% , 10/15/30 .................. 22 24,021
7.88% , 04/15/32
(c)
................. 52 52,863
1,611,439
Passenger Airlines — 0.6%
(c)
American Airlines, Inc.
5.75% , 04/20/29 .................. 20 18,975
8.50% , 05/15/29 .................. 29 30,130
United Airlines, Inc., 4.63%, 04/15/29 ...... 70 65,192
114,297
Personal Care Products — 0.1%
Coty, Inc.
(c)
4.75% , 01/15/29 .................. 2 1,901
6.63% , 07/15/30 .................. 12 12,177
14,078
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.9%
1375209 BC Ltd., 9.00%, 01/30/28
(c)
...... USD 14 $ 13,462
Bausch Health Cos., Inc., 11.00%, 09/30/28
(c)
. 32 28,480
Catalent Pharma Solutions, Inc.
(c)
5.00% , 07/15/27 .................. 14 13,728
3.13% , 02/15/29 .................. 45 43,069
3.50% , 04/01/30 .................. 14 13,402
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(c)
24 24,767
Teva Pharmaceutical Finance Netherlands III
BV, 3.15%, 10/01/26 .............. 60 56,400
193,308
Professional Services — 0.7%
(c)
CoreLogic, Inc., 4.50%, 05/01/28 ........ 89 80,758
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 35 32,509
KBR, Inc., 4.75%, 09/30/28 ............ 20 18,600
Science Applications International Corp.,
4.88%, 04/01/28 ................. 14 13,361
145,228
Real Estate Management & Development — 0.4%
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ........... 23 18,970
7.00% , 04/15/30
(c)
................. 11 8,995
Cushman & Wakefield US Borrower LLC
(c)
6.75% , 05/15/28 .................. 22 21,838
8.88% , 09/01/31 .................. 10 10,520
Howard Hughes Corp. (The)
(c)
4.13% , 02/01/29 .................. 18 16,097
4.38% , 02/01/31 .................. 11 9,472
85,892
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
..................... 12 11,168
Semiconductors & Semiconductor Equipment — 0.4%
(c)
Entegris, Inc., 4.75%, 04/15/29 ......... 59 56,449
MKS Instruments, Inc., 1.25%, 06/01/30
(i)
... 15 15,970
Synaptics, Inc., 4.00%, 06/15/29 ......... 15 13,592
86,011
Software — 6.2%
(c)
Boxer Parent Co., Inc.
7.13% , 10/02/25 .................. 11 11,008
9.13% , 03/01/26 .................. 59 59,046
Capstone Borrower, Inc., 8.00%, 06/15/30 ... 34 35,112
Central Parent, Inc., 7.25%, 06/15/29 ...... 59 58,708
Clarivate Science Holdings Corp.
3.88% , 07/01/28 .................. 75 69,658
4.88% , 07/01/29 .................. 66 61,252
Cloud Software Group, Inc.
6.50% , 03/31/29 .................. 224 215,110
9.00% , 09/30/29 .................. 126 122,248
8.25% , 06/30/32 .................. 116 118,233
Dye & Durham Ltd., 8.63%, 04/15/29 ...... 7 7,101
Elastic NV, 4.13%, 07/15/29 ........... 30 27,392
Fair Isaac Corp., 4.00%, 06/15/28 ........ 19 17,773
McAfee Corp., 7.38%, 02/15/30 ......... 41 37,878
MicroStrategy, Inc., 6.13%, 06/15/28 ...... 41 39,739
Sabre GLBL, Inc.
8.63% , 06/01/27 .................. 32 29,481
11.25% , 12/15/27 ................. 2 1,944
SS&C Technologies, Inc.
5.50% , 09/30/27 .................. 54 53,174
6.50% , 06/01/32 .................. 43 43,374
UKG, Inc., 6.88%, 02/01/31 ............ 199 201,493
Veritas US, Inc., 7.50%, 09/01/25 ........ 27 23,348

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
ZoomInfo Technologies LLC, 3.88%, 02/01/29 USD 50 $ 45,401
1,278,473
Specialized REITs — 0.4%
Iron Mountain, Inc., 7.00%, 02/15/29
(c)
..... 35 35,616
SBA Communications Corp., 3.13%, 02/01/29 43 38,336
73,952
Specialty Retail — 1.7%
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. 9 8,527
4.75% , 03/01/30 .................. 2 1,854
5.00% , 02/15/32
(c)
................. 9 8,154
Carvana Co.
(c)(h)
13.00% , ( 13.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 14 15,173
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 39 43,408
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(c)
13 13,443
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
... 36 33,316
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
11 10,195
Penske Automotive Group, Inc., 3.50%,
09/01/25 ...................... 27 26,284
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
................ 5 4,913
Staples, Inc., 10.75%, 09/01/29
(c)
........ 13 12,354
Velocity Vehicle Group LLC, 8.00%, 06/01/29
(c)
8 8,228
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
... 134 129,295
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(c) (h)
............ 24 24,001
339,145
Technology Hardware, Storage & Peripherals — 0.3%
Seagate HDD Cayman
(c)
8.25% , 12/15/29 .................. 28 30,030
8.50% , 07/15/31 .................. 32 34,465
64,495
Textiles, Apparel & Luxury Goods — 0.2%
(c)
Crocs, Inc., 4.13%, 08/15/31 ........... 16 13,931
Hanesbrands, Inc.
4.88% , 05/15/26 .................. 10 9,783
9.00% , 02/15/31 .................. 2 2,095
Levi Strauss & Co., 3.50%, 03/01/31 ...... 24 20,762
46,571
Trading Companies & Distributors — 1.7%
(c)
Beacon Roofing Supply, Inc., 6.50%, 08/01/30 11 11,099
Fortress Transportation & Infrastructure
Investors LLC
5.50% , 05/01/28 .................. 47 45,569
7.88% , 12/01/30 .................. 45 47,076
7.00% , 05/01/31 .................. 70 71,516
7.00% , 06/15/32 .................. 38 38,537
Foundation Building Materials, Inc., 6.00%,
03/01/29 ...................... 7 6,212
H&E Equipment Services, Inc., 3.88%, 12/15/28 2 1,804
Herc Holdings, Inc.
5.50% , 07/15/27 .................. 33 32,484
6.63% , 06/15/29 .................. 17 17,238
Imola Merger Corp., 4.75%, 05/15/29 ...... 15 14,023
United Rentals North America, Inc., 6.13%,
03/15/34 ...................... 11 10,960
WESCO Distribution, Inc.
7.25% , 06/15/28 .................. 19 19,341
6.38% , 03/15/29 .................. 16 16,058
6.63% , 03/15/32 .................. 14 14,147
346,064
Security
Par (000)
Par (000) Value
Transportation Infrastructure — 0.0%
Rand Parent LLC, 8.50%, 02/15/30
(c)
...... USD 2 $ 2,025
Total Corporate Bonds — 94 .4%
(Cost: $ 19,500,466 ) ............................... 19,385,539
Floating Rate Loan Interests
Diversified Telecommunication Services — 0.0%
Lumen Technologies, Inc., Term Loan ,
12/31/30
(g) (l)
...................... 4 3,288
Total Floating Rate Loan Interests — 0 .0%
(Cost: $ 3,994 ) .................................. 3,288
Shares
Shares
Investment Companies
iShares iBoxx $ High Yield Corporate Bond
ETF
(m)
......................... 5,700 439,698
Total Investment Companies — 2 .1%
(Cost: $ 420,670 ) ................................. 439,698
Beneficial Interest
(000)
Other Interests
(n)
Capital Markets — 0.0%
(a)(d)
Lehman Brothers Holdings Capital Trust Escrow
Bonds ......................... 110 33
Lehman Brothers Holdings Capital Trust Escrow
Bonds ......................... 30 9
Total Other Interests — 0 .0%
(Cost: $ — ) ..................................... 42
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.9%
Banks — 0.2%
PNC Financial Services Group, Inc. (The)
(f)(g)
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ....................... 20 19,922
Series W , (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ....................... 17 16,566
36,488
Consumer Finance — 0.0%
General Motors Financial Co., Inc. , Series C ,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70%
(f) (g)
10 9,387
Electric Utilities — 0.3%
(f)(g)
Edison International
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ....................... 10 9,742
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ....................... 19 18,073
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(c)
................. 29 31,718
59,533

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(c) (f) (g)
...................... USD 38 $ 37,670
Oil, Gas & Consumable Fuels — 0.2%
Energy Transfer LP , Series H , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(f) (g)
.......... 35 34,522
Total Preferred Securities — 0 .9%
(Cost: $ 176,871 ) ................................. 177,600
Total Long-Term Investments — 98.1%
(Cost: $ 20,241,001 ) ............................... 20,140,893
Shares
Shares
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19%
(m) (o)
.................. 87,905 87,905
Total Short-Term Securities — 0 .4%
(Cost: $ 87,905 ) ................................. 87,905
Total Investments — 98 .5%
(Cost: $ 20,328,906 ) ............................... 20,228,798
Other Assets Less Liabilities — 1.5% .................... 316,334
Net Assets — 100.0% ...............................
$ 20,545,132
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,961, representing less than 0.05% of its net assets as of period end, and an original cost of $14,164.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Perpetual security with no stated maturity date.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Convertible security.
(j)
Zero-coupon bond.
(k)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)
Affiliate of the Fund.
(n)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(o)
Annualized 7-day yield as of period end.

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 258,917 $ — $ (171,012)
(a)
$ — $ — $ 87,905 87,905 $ 9,787 $ —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 441,123 — — — (1,425) 439,698 5,700 11,257 —
$ — $ (1,425) $ 527,603 $ 21,044 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Portfolio
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 404,000 USD 435,854 Standard Chartered Bank 09/18/24 $ (1,526)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
42.V1 ........... 5 .00 % Quarterly 06/20/29 B+ USD 200 $ 12,736 $ 13,247 $ (511)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 13,247 $ — $ — $ (511)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 1,526 $ — $ — $ 1,526
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 511 — — — — 511
$ — $ 511 $ — $ 1,526 $ — $ — $ 2,037
(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (3,719) $ — $ (9,013) $ — $ (12,732)
Forward foreign currency exchange contracts .... — — — (10,149) — — (10,149)
Options purchased
(a)
..................... — — (4,905) — — — (4,905)
Options written ........................ — — 1,445 — — — 1,445
Swaps .............................. — 16,334 — — — — 16,334
$ — $ 16,334 $ (7,179) $ (10,149) $ (9,013) $ — $ (10,007)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ 9,534 $ — $ 9,534
Forward foreign currency exchange contracts .... — — — (7,284) — — (7,284)
Options purchased
(b)
..................... — — 1,752 — — — 1,752
Options written ........................ — — (597) — — — (597)
Swaps .............................. — (10,136) — — — — (10,136)
$ — $ (10,136) $ 1,155 $ (7,284) $ 9,534 $ — $ (6,731)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ —
(a)
Average notional value of contracts — short ................................................................................. $ —
(a)
Forward foreign currency exchange contracts
Average amounts sold — in USD ........................................................................................ $ 438,177
Options
Average value of option contracts purchased ................................................................................ $ —
(a)
Average value of option contracts written ................................................................................... $ —
(a)
Credit default swaps
Average notional value — sell protection ................................................................................... $ 200,000
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Liabilities
Derivative Financial Instruments
Forward f oreign currency exchange contracts ................................................................................ $ 1,526
Swaps — centrally cleared ............................................................................................. 51
Total derivative assets and liabilities in the Statements of Assets and Liabilities ...........................................................
$ 1,577
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") .......................................................
(51)
Total derivative assets and liabilities subject to an MNA ...........................................................................
$ 1,526
The following table presents the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(a)(b)
Standard Chartered Bank ........................... $ 1,526 $ — $ — $ — $ 1,526

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock High Yield Portfolio
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Building Products ....................................... $ 10,264 $ — $ — $ 10,264
Capital Markets ........................................ — 4,961 — 4,961
Life Sciences Tools & Services .............................. 16,748 — — 16,748
Metals & Mining ........................................ 34,627 — — 34,627
Oil, Gas & Consumable Fuels ............................... 8,344 — — 8,344
Specialized REITs ...................................... 59,782 — — 59,782
Corporate Bonds ........................................ — 19,385,539 — 19,385,539
Floating Rate Loan Interests ................................. — 3,288 — 3,288
Investment Companies .................................... 439,698 — — 439,698
Other Interests .......................................... — 42 — 42
Preferred Securities ....................................... — 177,600 — 177,600
Short-Term Securities
Money Market Funds ...................................... 87,905 — — 87,905
$ 657,368 $ 19,571,430 $ — $ 20,228,798
Derivative Financial Instruments
(a)
Liabilities
Credit contracts ........................................... $ — $ (511) $ — $ (511)
Foreign currency exchange contracts ............................ — (1,526) — (1,526)
$ — $ (2,037) $ — $ (2,037)
(a)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE4, Class A2A, (1-mo. CME
Term SOFR at 0.26% Floor + 0.37%),
5.72%, 05/25/37
(a)
................. USD 42 $ 7,126
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (1-mo. CME Term SOFR at 0.48%
Floor + 0.59%), 5.94%, 05/25/35
(a)
...... 48 37,870
BCMSC Trust
(a)
Series 2000-A, Class A3, 7.83%, 06/15/30 . 49 4,826
Series 2000-A, Class A4, 8.29%, 06/15/30 . 35 3,681
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2004-HE7, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%),
7.18%, 08/25/34 ................ —
(b)
256
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.60%, 03/25/37 ................ 10 9,541
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.60%, 03/25/37 ................ 14 12,703
Series 2007-HE3, Class 1A3, (1-mo. CME
Term SOFR at 0.25% Floor + 0.36%),
5.71%, 04/25/37 ................ 24 37,578
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (1-mo. CME Term SOFR
at 0.16% Floor and 12.50% Cap + 0.27%),
5.62%, 10/25/36
(a)
................. 23 22,247
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-mo. CME
Term SOFR at 0.20% Floor + 0.31%),
5.66%, 05/25/37 ................ 129 83,993
Series 2007-AHL2, Class A3C, (1-mo. CME
Term SOFR at 0.27% Floor + 0.38%),
5.73%, 05/25/37 ................ 59 38,090
Conseco Finance Securitizations Corp., Series
2000-5, Class A6, 7.96%, 05/01/31 ...... 36 8,738
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (1-mo. CME Term
SOFR at 0.22% Floor + 0.33%), 5.68%,
12/25/25
(a)
...................... —
(b)
528
Credit Suisse First Boston Mortgage Securities
Corp., Series 2001-MH29, Class B1, 8.10%,
09/25/31
(a)
...................... 10 9,811
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 7.02%,
01/25/29
(c)
.................... 1 2,928
Series 2006-S5, Class A5, 6.16%, 06/25/35 1 2,500
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (1-mo. CME Term
SOFR at 0.18% Floor and 16.00% Cap +
0.29%), 5.62%, 05/15/35 .......... 2 1,839
Series 2006-H, Class 1A, (1-mo. CME Term
SOFR at 0.15% Floor and 16.00% Cap +
0.26%), 5.59%, 11/15/36 ........... 4 4,163
First Franklin Mortgage Loan Trust, Series
2006-FFH1, Class M2, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 6.06%,
01/25/36
(a)
...................... 41 36,805
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (1-mo. CME
Term SOFR at 0.40% Floor + 0.51%),
5.86%, 01/25/47 ................ 19 9,702
Series 2007-HS1, Class M6, (1-mo. CME
Term SOFR at 3.38% Floor + 3.49%),
8.83%, 02/25/47 ................ 25 23,820
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Home Equity Asset Trust, Series 2007-1, Class
2A3, (1-mo. CME Term SOFR at 0.30%
Floor + 0.41%), 5.76%, 05/25/37
(a)
...... USD 28 $ 21,723
IXIS Real Estate Capital Trust, Series 2007-
HE1, Class A4, (1-mo. CME Term SOFR at
0.23% Floor + 0.34%), 5.69%, 05/25/37
(a)
. 600 138,856
Lehman ABS Manufactured Housing Contract
Trust
Series 2001-B, Class M1, 6.63%, 04/15/40
(a)
30 29,785
Series 2002-A, Class C, 0.00%, 06/15/33 . 3 2,893
Long Beach Mortgage Loan Trust
(a)
Series 2006-5, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 5.76%,
06/25/36 ..................... 20 9,259
Series 2006-7, Class 2A3, (1-mo. CME Term
SOFR at 0.32% Floor + 0.43%), 5.78%,
08/25/36 ..................... 13 4,919
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-2, Class A2C, (1-mo.
CME Term SOFR at 0.48% Floor + 0.59%),
5.94%, 05/25/37
(a)
................. 17 11,689
Morgan Stanley ABS Capital I, Inc. Trust, Series
2005-HE1, Class A2MZ, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 6.06%,
12/25/34
(a)
...................... 78 70,410
Oakwood Mortgage Investors, Inc., Series
2001-D, Class A4, 6.93%, 09/15/31
(a)
.... 8 3,699
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (1-mo. CME
Term SOFR at 0.21% Floor + 0.32%),
5.67%, 03/25/37
(a)
............... 40 32,230
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(c)
.................... 29 23,644
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(c)
.................... 31 26,608
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (1-mo. LIBOR
USD at 1.20% Floor and 18.00% Cap +
1.20%), 6.64%, 10/15/37
(a) (d)
.......... 5 5,110
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(c)
......... 24 21,083
SG Mortgage Securities Trust, Series 2006-
FRE2, Class A2C, (1-mo. CME Term SOFR
at 0.32% Floor + 0.43%), 5.78%, 07/25/36
(a)
15 3,240
Total Asset-Backed Securities — 0 .2%
(Cost: $ 1,038,972 ) ............................... 763,893
Shares
Shares
Common Stocks
Aerospace & Defense — 0.6%
BAE Systems plc .................... 21,553 359,000
Bharat Electronics Ltd. ................ 19,245 70,430
Curtiss-Wright Corp. .................. 3,207 869,033
Dassault Aviation SA ................. 168 30,423
Embraer SA
(e)
...................... 9,038 58,075
Kongsberg Gruppen ASA .............. 547 44,544
Northrop Grumman Corp. .............. 2,876 1,253,792
Thales SA ......................... 404 64,627
2,749,924
Air Freight & Logistics — 0.3%
CJ Logistics Corp. ................... 2,997 206,431
Expeditors International of Washington, Inc. .. 3,433 428,404

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Air Freight & Logistics (continued)
United Parcel Service, Inc. , Class B ....... 6,002 $ 821,374
1,456,209
Automobile Components — 0.2%
Apollo Tyres Ltd. .................... 2,766 17,932
BorgWarner, Inc. .................... 1,849 59,612
Hankook Tire & Technology Co. Ltd. ....... 1,543 50,424
Hanon Systems ..................... 1,839 6,287
HL Mando Co. Ltd. ................... 1,832 58,103
Hyundai Mobis Co. Ltd. ................ 215 39,060
Lear Corp. ........................ 1,535 175,312
Magna International, Inc. ............... 9,389 393,527
Valeo SE ......................... 1,631 17,441
817,698
Automobiles — 0.5%
BYD Co. Ltd. , Class A ................. 16,900 578,152
BYD Co. Ltd. , Class H ................ 2,000 59,398
Ford Motor Co. ..................... 946 11,863
General Motors Co. .................. 4,353 202,240
Honda Motor Co. Ltd. ................. 14,400 154,800
Mercedes-Benz Group AG .............. 11,865 821,195
NIO, Inc. , Class A
(e) (f)
................. 2,150 9,008
Tesla, Inc.
(e)
........................ 2,896 573,061
Volkswagen AG ..................... 210 25,163
2,434,880
Banks — 3.7%
AU Small Finance Bank Ltd.
(d) (g)
.......... 719 5,790
Banco Bilbao Vizcaya Argentaria SA ....... 1,839 18,461
Banco Bradesco SA .................. 3,121 6,253
Banco Santander Brasil SA ............. 1,542 7,605
Banco Santander SA ................. 28,911 134,516
Bancolombia SA .................... 4,068 34,537
Bank of America Corp. ................ 4,098 162,977
Bank of Nova Scotia (The)
(f)
............. 10,328 472,443
Bank Polska Kasa Opieki SA ............ 4,250 176,838
BAWAG Group AG
(d) (g)
................ 5,306 335,420
BNP Paribas SA .................... 8,686 555,488
Canara Bank ....................... 11,620 16,611
China Merchants Bank Co. Ltd. , Class H .... 37,000 168,133
Citigroup, Inc. ...................... 28,435 1,804,485
Credit Agricole SA ................... 11,292 154,188
DNB Bank ASA ..................... 37,802 741,709
Erste Group Bank AG ................. 1,885 89,227
Grupo Financiero Banorte SAB de CV , Class O 17,299 134,629
HDFC Bank Ltd. .................... 2,629 53,091
ICICI Bank Ltd. ..................... 3,196 46,001
IndusInd Bank Ltd. ................... 3,861 67,714
ING Groep NV ...................... 24,876 427,436
JPMorgan Chase & Co. ............... 2,905 587,565
KakaoBank Corp. ................... 564 8,272
KBC Group NV ..................... 4,977 350,692
Mediobanca Banca di Credito Finanziario SpA 12,568 183,971
Mitsubishi UFJ Financial Group, Inc. ....... 244,200 2,635,413
Mizuho Financial Group, Inc. ............ 117,100 2,464,650
Nordea Bank Abp ................... 44,769 533,692
Standard Chartered plc ................ 13,361 120,643
State Bank of India ................... 1,666 16,925
Sumitomo Mitsui Financial Group, Inc. ...... 34,800 2,335,948
Sumitomo Mitsui Trust Holdings, Inc. ....... 2,200 50,559
Swedbank AB , Class A ................ 41,883 862,717
UniCredit SpA ...................... 31,277 1,157,437
United Overseas Bank Ltd. ............. 4,600 106,105
17,028,141
Security
Shares
Shares Value
Beverages — 0.6%
Ambev SA ........................ 98,916 $ 202,075
Anadolu Efes Biracilik ve Malt Sanayii A/S ,
Class A ........................ 22,716 172,893
Anhui Gujing Distillery Co. Ltd. , Class A ..... 300 8,660
Coca-Cola Co. (The) ................. 10,317 656,677
Coca-Cola Femsa SAB de CV ........... 9,892 85,084
Coca-Cola Icecek A/S ................. 598 15,126
Eastroc Beverage Group Co. Ltd. , Class A ... 1,100 32,471
Kirin Holdings Co. Ltd.
(f)
............... 25,400 328,107
United Spirits Ltd. ................... 1,165 17,804
Wuliangye Yibin Co. Ltd. , Class A
(e)
........ 59,200 1,035,787
2,554,684
Biotechnology — 0.9%
AbbVie, Inc. ....................... 5,894 1,010,939
Alkermes plc
(e)
...................... 283 6,820
Amgen, Inc. ....................... 2,424 757,379
BeiGene Ltd.
(e)
..................... 1,300 14,193
Blueprint Medicines Corp.
(e)
............. 82 8,838
Celltrion, Inc. ....................... 427 53,837
CSL Ltd. .......................... 1,084 212,570
Genmab A/S
(e)
...................... 794 198,971
Gilead Sciences, Inc. ................. 6,780 465,176
Hugel, Inc.
(e)
....................... 181 30,301
Incyte Corp.
(e)
...................... 2,834 171,797
Innovent Biologics, Inc.
(d) (e) (g)
............ 22,000 103,558
Ionis Pharmaceuticals, Inc.
(e)
............ 564 26,880
Moderna, Inc.
(e)
..................... 191 22,681
Neurocrine Biosciences, Inc.
(e)
........... 1,300 178,971
Regeneron Pharmaceuticals, Inc.
(e)
........ 278 292,186
Vertex Pharmaceuticals, Inc.
(e)
........... 693 324,823
3,879,920
Broadline Retail — 2.2%
Alibaba Group Holding Ltd. ............. 92,000 829,181
Amazon.com, Inc.
(e)
.................. 46,697 9,024,195
JD.com, Inc. , Class A ................. 19,100 248,057
Poya International Co. Ltd. ............. 1,020 15,463
Shinsegae, Inc. ..................... 196 22,277
Wesfarmers Ltd. .................... 174 7,534
10,146,707
Building Products — 0.0%
Advanced Drainage Systems, Inc.
(f)
........ 426 68,326
Blue Star Ltd. ...................... 534 10,447
Trane Technologies plc ................ 80 26,315
105,088
Capital Markets — 1.4%
Amundi SA
(d) (g)
...................... 457 29,557
Brookfield Corp. , Class A ............... 6,542 272,095
Central Depository Services India Ltd.
(g)
..... 385 10,986
Daiwa Securities Group, Inc. ............ 4,100 31,477
Franklin Resources, Inc.
(f)
.............. 18,399 411,218
IGM Financial, Inc. ................... 1,138 31,419
Invesco Ltd. ....................... 14,617 218,670
Macquarie Group Ltd. ................. 8,663 1,178,786
Moody's Corp. ...................... 1,651 694,956
Morgan Stanley ..................... 5,428 527,547
MSCI, Inc. ........................ 621 299,167
S&P Global, Inc. .................... 6,015 2,682,690
6,388,568
Chemicals — 0.4%
Asahi Kasei Corp. ................... 800 5,137
Asian Paints Ltd. .................... 2,763 96,470
Ecolab, Inc. ....................... 348 82,824

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
Huntsman Corp. .................... 18,561 $ 422,634
Johnson Matthey plc ................. 353 6,992
KCC Corp. ........................ 343 76,463
LG Chem Ltd. ...................... 2,612 650,897
Novonesis (Novozymes) B , Class B ....... 4,273 261,057
Nutrien Ltd. ........................ 2,470 125,752
Orica Ltd. ......................... 3,186 37,837
Pidilite Industries Ltd. ................. 397 15,021
PPG Industries, Inc. .................. 868 109,272
RPM International, Inc. ................ 948 102,081
Supreme Industries Ltd. ............... 241 17,176
UPL Ltd. .......................... 1,756 12,011
2,021,624
Communications Equipment — 0.0%
Accton Technology Corp. .............. 2,000 34,039
Arcadyan Technology Corp. ............. 7,000 34,829
BYD Electronic International Co. Ltd. ....... 1,500 7,465
Motorola Solutions, Inc. ............... 124 47,870
124,203
Construction & Engineering — 1.1%
AECOM .......................... 22,965 2,024,135
Eiffage SA ........................ 3,843 353,196
EMCOR Group, Inc. .................. 3,169 1,156,939
HDC Hyundai Development Co-Engineering &
Construction ..................... 1,475 19,462
JGC Holdings Corp. .................. 2,800 22,011
Obayashi Corp. ..................... 6,300 75,288
Praj Industries Ltd. ................... 2,643 23,081
Samsung E&A Co. Ltd.
(e)
............... 1,768 30,814
Stantec, Inc. ....................... 11,116 930,606
Voltas Ltd. ........................ 898 15,846
Worley Ltd. ........................ 22,644 225,495
4,876,873
Construction Materials — 0.0%
James Hardie Industries plc , CDI
(e)
........ 3,808 119,181
Consumer Finance — 0.3%
American Express Co. ................ 5,079 1,176,043
Cholamandalam Investment and Finance Co.
Ltd. ........................... 724 12,337
1,188,380
Consumer Staples Distribution & Retail — 0.4%
BGF retail Co. Ltd. ................... 138 10,323
BIM Birlesik Magazalar A/S ............. 2,901 48,417
Coles Group Ltd. .................... 2,335 26,452
Costco Wholesale Corp. ............... 421 357,846
E-MART, Inc. ....................... 157 6,426
Empire Co. Ltd. , Class A ............... 413 10,557
Kroger Co. (The) .................... 452 22,568
Loblaw Cos. Ltd. .................... 195 22,621
Migros Ticaret A/S ................... 25,827 418,844
Target Corp. ....................... 1,281 189,639
Tesco plc ......................... 209,736 810,163
Walmart, Inc. ....................... 285 19,297
1,943,153
Diversified REITs — 0.0%
British Land Co. plc (The) .............. 3,656 19,003
Diversified Telecommunication Services — 0.5%
Deutsche Telekom AG (Registered) ....... 71,293 1,791,985
Telefonica Brasil SA .................. 28,157 229,735
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. ........... 11,211 $ 462,342
2,484,062
Electric Utilities — 0.9%
Acciona SA ........................ 878 103,908
CPFL Energia SA .................... 26,061 152,867
Enel SpA ......................... 301,752 2,093,795
Energisa SA ....................... 9,901 80,995
Exelon Corp. ....................... 10,716 370,881
Iberdrola SA ....................... 112,542 1,460,224
Transmissora Alianca de Energia Eletrica SA . 4,318 26,502
Verbund AG ....................... 281 22,233
4,311,405
Electrical Equipment — 1.0%
ABB Ltd. (Registered) ................. 44,838 2,486,309
Acuity Brands, Inc. ................... 4,270 1,030,949
Bizlink Holding, Inc. .................. 5,954 68,495
Goneo Group Co. Ltd. , Class A .......... 1,450 15,307
Nordex SE
(e)
....................... 14,191 173,484
Schneider Electric SE ................. 1,655 396,779
Signify NV
(d) (g)
...................... 1,988 49,373
Vestas Wind Systems A/S
(e)
............. 9,546 221,352
4,442,048
Electronic Equipment, Instruments & Components — 0.7%
Chroma ATE, Inc. .................... 27,000 263,997
Delta Electronics, Inc. ................. 29,000 345,898
FLEXium Interconnect, Inc. ............. 12,000 33,504
Primax Electronics Ltd. ................ 1,000 2,898
Sinbon Electronics Co. Ltd. ............. 1,000 8,997
Spectris plc ........................ 5,112 179,356
TD SYNNEX Corp. ................... 153 17,656
TE Connectivity Ltd. .................. 15,088 2,269,688
3,121,994
Energy Equipment & Services — 0.3%
Baker Hughes Co. , Class A ............. 853 30,000
Schlumberger NV ................... 26,478 1,249,232
1,279,232
Entertainment — 0.5%
Bilibili, Inc. , Class Z
(e)
................. 5,380 83,639
NCSoft Corp. ...................... 88 11,434
NetEase, Inc. ...................... 5,300 101,208
Netflix, Inc.
(e)
....................... 563 379,958
Nintendo Co. Ltd. .................... 10,900 582,077
Spotify Technology SA
(e)
............... 3,753 1,177,654
2,335,970
Financial Services — 1.5%
Bajaj Finserv Ltd. .................... 1,240 23,585
Berkshire Hathaway, Inc. , Class B
(e)
....... 2,733 1,111,784
FirstRand Ltd. ...................... 4,449 18,869
Groupe Bruxelles Lambert NV ........... 4,808 342,337
Investor AB , Class B .................. 39,400 1,079,681
Mastercard, Inc. , Class A ............... 7,801 3,441,489
Pagseguro Digital Ltd. , Class A
(e)
......... 3,791 44,317
Power Finance Corp. Ltd. .............. 1,295 7,519
Sofina SA ......................... 240 54,613
Visa, Inc. , Class A
(f)
.................. 2,501 656,437
6,780,631
Food Products — 0.7%
Bunge Global SA .................... 2,805 299,490
Chocoladefabriken Lindt & Spruengli AG .... 2 23,362
Conagra Brands, Inc. ................. 4,580 130,163
Danone SA ........................ 23,263 1,424,854

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
General Mills, Inc. ................... 21,493 $ 1,359,647
3,237,516
Gas Utilities — 0.1%
UGI Corp. ......................... 27,137 621,437
Ground Transportation — 0.2%
Uber Technologies, Inc.
(e)
.............. 13,026 946,730
Health Care Equipment & Supplies — 0.7%
Align Technology, Inc.
(e)
................ 612 147,755
Becton Dickinson & Co. ............... 176 41,133
Cochlear Ltd. ...................... 647 142,819
IDEXX Laboratories, Inc.
(e)
.............. 144 70,157
Medtronic plc ...................... 30,546 2,404,275
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd. , Class A ..................... 700 27,874
Stryker Corp. ...................... 1,588 540,317
3,374,330
Health Care Providers & Services — 1.3%
Cardinal Health, Inc. .................. 8,851 870,230
Centene Corp.
(e)
.................... 4,622 306,439
Cigna Group (The) ................... 3,488 1,153,028
Dr Lal PathLabs Ltd.
(d) (g)
............... 1,470 48,953
Elevance Health, Inc.
(f)
................ 3,303 1,789,764
HCA Healthcare, Inc. ................. 2,233 717,418
UnitedHealth Group, Inc. ............... 2,076 1,057,224
5,943,056
Health Care Technology — 0.0%
Veeva Systems, Inc. , Class A
(e)
.......... 271 49,596
Hotels, Restaurants & Leisure — 1.0%
Aristocrat Leisure Ltd. ................. 12,089 400,334
Booking Holdings, Inc. ................ 655 2,594,783
MakeMyTrip Ltd.
(e)
................... 3,382 284,426
Meituan , Class B
(d) (e) (g)
................. 71,920 1,022,292
MGM Resorts International
(e)
............ 219 9,732
Oriental Land Co. Ltd. ................ 1,700 47,505
Trip.com Group Ltd.
(e)
................. 4,457 210,931
Yum China Holdings, Inc. .............. 755 23,284
4,593,287
Household Durables — 0.8%
Barratt Developments plc .............. 34,962 207,644
Dixon Technologies India Ltd.
(g)
.......... 797 114,305
DR Horton, Inc. ..................... 2,072 292,007
Gree Electric Appliances, Inc. of Zhuhai , Class
A ............................ 40,900 219,629
KB Home ......................... 1,817 127,517
Lennar Corp. , Class A ................. 4,534 679,510
Midea Group Co. Ltd. , Class A ........... 9,900 87,358
Nikon Corp. ....................... 4,900 49,727
NVR, Inc.
(e)
........................ 5 37,943
Panasonic Holdings Corp. .............. 115,800 951,934
Sekisui House Ltd. ................... 3,000 66,675
Taylor Morrison Home Corp.
(e)
........... 1,198 66,417
Toll Brothers, Inc. .................... 7,033 810,061
3,710,727
Household Products — 1.1%
Colgate-Palmolive Co. ................ 25,298 2,454,918
Kimberly-Clark Corp. ................. 8,188 1,131,582
Procter & Gamble Co. (The) ............ 8,797 1,450,801
5,037,301
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers — 0.0%
Drax Group plc ..................... 17,643 $ 109,878
ReNew Energy Global plc , Class A
(e)
....... 7,423 46,320
156,198
Industrial Conglomerates — 1.0%
CJ Corp. ......................... 347 30,470
Doosan Co. Ltd. .................... 515 80,706
Honeywell International, Inc. ............ 5,622 1,200,522
Samsung C&T Corp. ................. 360 36,945
Siemens AG (Registered) .............. 14,445 2,688,582
Siemens Ltd. ....................... 208 19,194
Smiths Group plc .................... 22,640 487,136
4,543,555
Industrial REITs — 0.2%
Prologis, Inc.
(f)
...................... 5,348 600,634
Segro plc ......................... 39,141 442,847
Tritax Big Box REIT plc ................ 22,643 44,272
1,087,753
Insurance — 1.5%
AIA Group Ltd. ..................... 168,400 1,139,352
Allianz SE (Registered) ................ 427 118,591
Aviva plc ......................... 1,181 7,114
Direct Line Insurance Group plc .......... 25,231 63,976
Marsh & McLennan Cos., Inc. ........... 2,491 524,904
Max Financial Services Ltd.
(e)
............ 662 7,705
MetLife, Inc. ....................... 21,630 1,518,210
NN Group NV ...................... 21,873 1,016,623
Ping An Insurance Group Co. of China Ltd. ,
Class H ........................ 90,500 410,017
Reinsurance Group of America, Inc. ....... 295 60,555
Travelers Cos., Inc. (The) .............. 10,350 2,104,569
6,971,616
Interactive Media & Services — 3.5%
Alphabet, Inc. , Class A ................ 27,294 4,971,602
Alphabet, Inc. , Class C ................ 23,523 4,314,589
Auto Trader Group plc
(d) (g)
.............. 54,231 545,844
Baidu, Inc. , Class A
(e)
................. 19,800 214,356
Meta Platforms, Inc. , Class A ............ 6,653 3,354,576
NAVER Corp. ...................... 911 109,624
REA Group Ltd. ..................... 102 13,318
Snap, Inc. , Class A
(e)
................. 4,247 70,543
Tencent Holdings Ltd. ................. 52,000 2,466,897
16,061,349
IT Services — 0.3%
CGI, Inc. , Class A
(e)
.................. 427 42,620
GoDaddy, Inc. , Class A
(e)
............... 1,782 248,963
HCL Technologies Ltd. ................ 16,378 285,941
Infosys Ltd. ........................ 4,250 79,758
Kyndryl Holdings, Inc.
(e)
................ 327 8,603
Nomura Research Institute Ltd. .......... 1,100 31,090
Tata Consultancy Services Ltd. .......... 953 44,518
VeriSign, Inc.
(e)
..................... 4,201 746,938
Wix.com Ltd.
(e)
...................... 208 33,087
1,521,518
Leisure Products — 0.0%
Mattel, Inc.
(e)
....................... 3,458 56,227
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc. .............. 7,414 961,077
IQVIA Holdings, Inc.
(e)
................. 1,048 221,589
1,182,666

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery — 1.1%
Amada Co. Ltd. ..................... 46,300 $ 514,790
Atlas Copco AB , Class A ............... 5,543 104,077
Caterpillar, Inc. ..................... 2,183 727,157
CNH Industrial NV ................... 872 8,833
Cummins India Ltd. .................. 4,331 205,656
Graco, Inc. ........................ 5,689 451,024
Oshkosh Corp. ..................... 2,442 264,224
Otis Worldwide Corp.
(f)
................ 21,849 2,103,185
Pentair plc ........................ 157 12,037
Turk Traktor ve Ziraat Makineleri A/S ....... 603 17,229
Wartsila OYJ Abp .................... 20,386 395,209
Weir Group plc (The) ................. 300 7,503
Westinghouse Air Brake Technologies Corp. .. 173 27,342
4,838,266
Marine Transportation — 0.3%
Kuehne + Nagel International AG (Registered) 4,663 1,341,928
Media — 1.0%
Cheil Worldwide, Inc. ................. 6,621 88,226
Comcast Corp. , Class A ............... 69,063 2,704,507
Fox Corp. , Class A
(f)
.................. 21,574 741,499
Fox Corp. , Class B ................... 9,864 315,845
Informa plc ........................ 63,608 686,454
Paramount Global , Class B
(f)
............ 19,622 203,873
Publicis Groupe SA .................. 361 38,345
4,778,749
Metals & Mining — 0.9%
Anglo American plc .................. 11,056 350,169
ArcelorMittal SA ..................... 42,100 964,480
Fortescue Ltd. ...................... 8,478 120,697
Franco-Nevada Corp. ................. 330 39,126
Freeport-McMoRan, Inc. ............... 342 16,621
Norsk Hydro ASA .................... 23,675 147,601
Nucor Corp.
(f)
...................... 118 18,653
Reliance, Inc. ...................... 326 93,106
Rio Tinto Ltd. ...................... 5,513 436,695
Rio Tinto plc ....................... 3,229 211,881
Wheaton Precious Metals Corp. .......... 34,789 1,824,067
4,223,096
Multi-Utilities — 0.3%
E.ON SE ......................... 48,395 636,040
Engie SA ......................... 64,669 926,083
1,562,123
Oil, Gas & Consumable Fuels — 2.9%
Aker BP ASA ....................... 562 14,361
Ampol Ltd. ........................ 591 12,711
BP plc ........................... 39,425 237,369
Chevron Corp. ...................... 20,187 3,157,651
ConocoPhillips ..................... 22,375 2,559,252
Cosan SA ......................... 7,672 18,583
ENEOS Holdings, Inc. ................ 25,800 132,959
EOG Resources, Inc. ................. 3,139 395,106
Equinor ASA ....................... 49,299 1,412,112
Exxon Mobil Corp. ................... 3,273 376,788
Keyera Corp. ...................... 8,062 223,288
Marathon Petroleum Corp. ............. 5,160 895,157
OMV AG ......................... 1,470 63,897
Petroleo Brasileiro SA ................. 1,281 9,239
Repsol SA ........................ 54,331 861,618
Shell plc .......................... 36,952 1,325,394
Ultrapar Participacoes SA .............. 23,370 90,468
Valero Energy Corp. .................. 9,814 1,538,443
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Woodside Energy Group Ltd. ............ 643 $ 12,108
13,336,504
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp. ................ 562 46,270
Passenger Airlines — 0.2%
Alaska Air Group, Inc.
(e) (f)
............... 7,024 283,769
ANA Holdings, Inc. ................... 11,100 205,164
Deutsche Lufthansa AG (Registered) ...... 5,357 32,858
easyJet plc ........................ 3,447 19,884
Singapore Airlines Ltd. ................ 79,200 402,413
944,088
Personal Care Products — 0.0%
Amorepacific Group .................. 1,084 25,353
LG H&H Co. Ltd. .................... 74 18,483
Natura & Co. Holding SA ............... 20,468 56,936
100,772
Pharmaceuticals — 3.7%
Alkem Laboratories Ltd. ............... 473 28,299
Astellas Pharma, Inc. ................. 59,900 590,958
AstraZeneca plc .................... 2,343 364,648
Bristol-Myers Squibb Co. ............... 26,036 1,081,275
Daiichi Sankyo Co. Ltd. ................ 11,800 410,094
Eli Lilly & Co. ...................... 3,062 2,772,273
GSK plc .......................... 12,457 239,601
Johnson & Johnson .................. 23,415 3,422,336
Merck & Co., Inc. .................... 24,262 3,003,636
Novartis AG (Registered) .............. 21,741 2,314,801
Novo Nordisk A/S , Class B ............. 19,165 2,742,221
Zydus Lifesciences Ltd. ............... 9,574 123,282
17,093,424
Professional Services — 0.5%
Computer Age Management Services Ltd. ... 223 9,646
Experian plc ....................... 20,461 950,552
Genpact Ltd.
(f)
...................... 15,207 489,513
Maximus, Inc. ...................... 299 25,624
Recruit Holdings Co. Ltd. .............. 1,400 75,330
Robert Half, Inc. .................... 3,720 238,006
Thomson Reuters Corp. ............... 995 167,726
Verisk Analytics, Inc. .................. 146 39,354
Wolters Kluwer NV ................... 1,118 184,625
2,180,376
Real Estate Management & Development — 0.5%
CBRE Group, Inc. , Class A
(e)
............ 6,343 565,225
FirstService Corp. ................... 497 75,637
Mitsubishi Estate Co. Ltd. .............. 2,800 44,082
Mitsui Fudosan Co. Ltd. ............... 138,900 1,278,424
Nomura Real Estate Holdings, Inc. ........ 8,300 208,939
Wharf Real Estate Investment Co. Ltd. ..... 10,000 26,504
2,198,811
Retail REITs — 0.0%
Klepierre SA ....................... 1,224 32,678
Simon Property Group, Inc. ............. 67 10,171
42,849
Semiconductors & Semiconductor Equipment — 6.5%
Applied Materials, Inc. ................ 6,771 1,597,888
ARM Holdings plc , ADR
(e)
.............. 345 56,449
ASML Holding NV ................... 244 248,677
Broadcom, Inc. ..................... 718 1,152,770
Cirrus Logic, Inc.
(e)
................... 2,781 355,022
Elan Microelectronics Corp. ............. 17,000 80,618

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.
(f)
................. 2,649 $ 2,820,788
MediaTek, Inc. ...................... 32,000 1,378,189
NVIDIA Corp. ...................... 111,034 13,717,140
Parade Technologies Ltd. .............. 1,000 25,706
Phison Electronics Corp. ............... 14,000 265,070
QUALCOMM, Inc. ................... 14,681 2,924,162
Realtek Semiconductor Corp. ........... 13,000 218,156
Silicon Laboratories, Inc.
(e) (f)
............. 412 45,580
Taiwan Semiconductor Manufacturing Co. Ltd. 93,000 2,755,369
Tokyo Electron Ltd. .................. 10,200 2,232,784
Win Semiconductors Corp. ............. 3,000 16,074
29,890,442
Software — 5.5%
Adobe, Inc.
(e)
....................... 3,295 1,830,504
Atlassian Corp. , Class A
(e)
.............. 3,943 697,438
Autodesk, Inc.
(e)
..................... 46 11,383
Birlasoft Ltd. ....................... 28,219 233,028
Cadence Design Systems, Inc.
(e)
......... 6,941 2,136,093
Dropbox, Inc. , Class A
(e)
............... 2,034 45,704
Fortinet, Inc.
(e)
...................... 4,965 299,240
Guidewire Software, Inc.
(e)
.............. 144 19,856
Intuit, Inc. ......................... 1,057 694,671
KPIT Technologies Ltd. ................ 1,177 23,015
Manhattan Associates, Inc.
(e)
............ 8,084 1,994,161
Microsoft Corp. ..................... 31,488 14,073,562
Nice Ltd.
(e)
........................ 99 17,032
Nutanix, Inc. , Class A
(e)
................ 8,084 459,575
Salesforce, Inc. ..................... 2,972 764,101
ServiceNow, Inc.
(e)
................... 1,947 1,531,646
TOTVS SA
(e)
....................... 13,387 72,921
Workday, Inc. , Class A
(e)
............... 776 173,483
Xero Ltd.
(e)
........................ 265 23,966
25,101,379
Specialized REITs — 0.2%
Equinix, Inc. ....................... 1,139 861,767
SBA Communications Corp. ............ 125 24,538
Weyerhaeuser Co. ................... 4,712 133,774
1,020,079
Specialty Retail — 1.2%
Best Buy Co., Inc. ................... 1,563 131,745
Home Depot, Inc. (The) ............... 9,402 3,236,545
Industria de Diseno Textil SA ............ 37,275 1,849,711
Penske Automotive Group, Inc. .......... 69 10,282
Trent Ltd. ......................... 421 27,626
5,255,909
Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc. ........................ 66,126 13,927,459
Chicony Electronics Co. Ltd. ............ 2,000 10,523
HP, Inc. .......................... 50,613 1,772,467
Logitech International SA (Registered) ...... 59 5,678
NetApp, Inc. ....................... 10,474 1,349,051
17,065,178
Textiles, Apparel & Luxury Goods — 0.7%
ANTA Sports Products Ltd. ............. 13,400 128,158
Deckers Outdoor Corp.
(e)
............... 814 787,911
Hermes International SCA .............. 543 1,254,126
Makalot Industrial Co. Ltd. .............. 29,000 375,778
Mavi Giyim Sanayi ve Ticaret A/S , Class B
(d) (g)
. 7,200 28,000
NIKE, Inc. , Class B .................. 6,247 470,836
Titan Co. Ltd. ...................... 388 15,812
3,060,621
Security
Shares
Shares Value
Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc. ....... 1,511 $ 293,134
Marubeni Corp. ..................... 6,100 113,110
Sumitomo Corp. .................... 10,300 258,756
Toyota Tsusho Corp. .................. 2,100 41,040
706,040
Transportation Infrastructure — 0.0%
Grupo Aeroportuario del Pacifico SAB de CV ,
Class B ........................ 2,283 35,879
Water Utilities — 0.1%
United Utilities Group plc ............... 24,218 300,851
Wireless Telecommunication Services — 0.2%
KDDI Corp. ........................ 800 21,193
MTN Group Ltd. ..................... 22,339 103,952
SK Telecom Co. Ltd. .................. 7,156 267,185
SoftBank Corp. ..................... 10,700 130,861
SoftBank Group Corp. ................ 3,800 244,421
Tele2 AB , Class B ................... 9,119 92,051
TIM SA .......................... 14,507 41,340
901,003
Total Common Stocks — 60 .4%
(Cost: $ 231,660,261 ) .............................. 277,729,077
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.0%
(d)
AAR Escrow Issuer LLC, 6.75%, 03/15/29 ... USD 15 15,291
Rolls-Royce plc, 5.75%, 10/15/27 ........ 75 75,343
90,634
Automobile Components — 0.0%
(d)
Allison Transmission, Inc., 5.88%, 06/01/29 .. 173 170,633
Tenneco, Inc., 8.00%, 11/17/28 ......... 52 47,338
217,971
Automobiles — 0.1%
Honda Motor Co. Ltd., 2.53%, 03/10/27 .... 280 262,511
Banks — 3.0%
Banco Bilbao Vizcaya Argentaria SA, (1-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 2.70%), 6.14%,
09/14/28
(a)
..................... 600 611,623
Banco Santander SA
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 4.18% ,
03/24/28
(a)
.................... 400 385,537
5.59% , 08/08/28 .................. 400 403,701
6.61% , 11/07/28 .................. 400 420,113
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 3.23% ,
11/22/32
(a)
.................... 200 166,653
6.92% , 08/08/33 .................. 200 208,796
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.84%), 3.82% ,
01/20/28 ..................... 78 75,179
(1-day SOFR + 1.05%), 2.55% , 02/04/28 . 379 353,736
(3-mo. CME Term SOFR + 1.77%), 3.71% ,
04/24/28 ..................... 89 85,245
(1-day SOFR + 1.58%), 4.38% , 04/27/28 . 240 234,250
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28 ..................... 39 37,119
(1-day SOFR + 1.99%), 6.20% , 11/10/28 . 210 216,264

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.06%), 2.09% , 06/14/29 . USD 315 $ 279,450
Bank of Montreal, 5.20%, 02/01/28 ....... 360 360,526
BPCE SA, 2.70%, 10/01/29
(d)
........... 274 241,345
Citibank NA, 5.44%, 04/30/26 .......... 350 351,217
Citigroup, Inc.
(a)
(1-day SOFR + 1.28%), 3.07% , 02/24/28 . 460 434,119
(3-mo. CME Term SOFR + 1.65%), 3.67% ,
07/24/28 ..................... 266 253,559
(1-day SOFR + 1.15%), 2.67% , 01/29/31 . 510 444,110
(1-day SOFR + 1.17%), 2.56% , 05/01/32 . 20 16,667
(1-day SOFR + 1.94%), 3.79% , 03/17/33 . 310 276,219
(1-day SOFR + 2.06%), 5.83% , 02/13/35 . 230 227,605
Fifth Third Bancorp, (1-day SOFR + 2.34%),
6.34%, 07/27/29
(a)
................ 30 30,753
ING Groep NV, (1-day SOFR + 1.83%), 4.02%,
03/28/28
(a)
..................... 670 646,080
Intesa Sanpaolo SpA
(d)
5.71% , 01/15/26 .................. 80 79,240
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20% ,
06/01/32
(a)
.................... 200 169,210
JPMorgan Chase & Co.
(a)
(3-mo. CME Term SOFR + 1.60%), 3.78% ,
02/01/28 ..................... 127 122,346
(1-day SOFR + 1.17%), 2.95% , 02/24/28 . 266 250,541
(1-day SOFR + 1.89%), 2.18% , 06/01/28 . 6 5,506
(1-day SOFR + 1.99%), 4.85% , 07/25/28 . 590 583,955
(3-mo. CME Term SOFR + 1.59%), 4.45% ,
12/05/29 ..................... 13 12,621
(1-day SOFR + 1.26%), 2.96% , 01/25/33 . 220 187,574
(1-day SOFR + 2.58%), 5.72% , 09/14/33 . 650 658,998
(1-day SOFR + 1.85%), 5.35% , 06/01/34 . 330 328,538
Mitsubishi UFJ Financial Group, Inc., (1-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 0.83%), 2.34%,
01/19/28
(a)
..................... 380 353,088
Mizuho Financial Group, Inc., (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 0.75%), 1.55%, 07/09/27
(a)
.... 500 462,822
PNC Financial Services Group, Inc. (The), (1-
day SOFR + 1.34%), 5.30%, 01/21/28
(a)
... 170 169,766
Royal Bank of Canada, 5.20%, 08/01/28 .... 420 422,758
Santander Holdings USA, Inc.
(a)
(1-day SOFR + 2.36%), 6.50% , 03/09/29 . 780 794,478
(1-day SOFR + 2.70%), 6.57% , 06/12/29 . 250 255,820
(1-day SOFR + 3.28%), 7.66% , 11/09/31 . 320 346,821
Santander UK Group Holdings plc, (1-day
SOFR + 2.60%), 6.53%, 01/10/29
(a)
..... 680 698,539
Sumitomo Mitsui Financial Group, Inc.
5.52% , 01/13/28 .................. 200 202,161
1.90% , 09/17/28 .................. 200 175,267
Toronto-Dominion Bank (The), Series FXD,
1.95%, 01/12/27 ................. 370 343,386
Truist Financial Corp., (1-day SOFR + 2.36%),
5.87%, 06/08/34
(a)
................ 65 65,494
UniCredit SpA, (5-Year USD Swap Rate +
4.91%), 7.30%, 04/02/34
(a) (d)
.......... 310 316,317
US Bancorp, (1-day SOFR + 1.86%), 5.68%,
01/23/35
(a)
..................... 40 40,153
Washington Mutual Escrow Bonds
(e)(h)(i)
0.00% , 11/06/09 .................. 100 1,000
0.00% , 09/29/17 .................. 400 —
13,806,265
Security
Par (000)
Par (000) Value
Beverages — 0.7%
Coca-Cola Co. (The)
3.00% , 03/05/51 .................. USD 1,460 $ 987,531
2.50% , 03/15/51 .................. 220 133,329
Diageo Capital plc
2.00% , 04/29/30 .................. 780 664,852
2.13% , 04/29/32 .................. 270 218,941
5.50% , 01/24/33 .................. 1,030 1,058,820
3,063,473
Biotechnology — 0.3%
Amgen, Inc., 2.20%, 02/21/27 .......... 200 185,526
Gilead Sciences, Inc.
5.25% , 10/15/33 .................. 160 161,169
5.55% , 10/15/53 .................. 180 179,723
Regeneron Pharmaceuticals, Inc., 1.75%,
09/15/30 ...................... 1,160 955,388
1,481,806
Broadline Retail — 0.1%
(d)
LCM Investments Holdings II LLC, 8.25%,
08/01/31 ...................... 10 10,435
Macy's Retail Holdings LLC, 5.88%, 04/01/29 . 86 83,462
Rakuten Group, Inc.
11.25% , 02/15/27 ................. 120 128,161
9.75% , 04/15/29 .................. 200 206,150
428,208
Building Products — 0.4%
Builders FirstSource, Inc., 6.38%, 03/01/34
(d)
. 45 44,551
Fortune Brands Innovations, Inc., 4.00%,
03/25/32 ...................... 370 336,091
Owens Corning
3.40% , 08/15/26 .................. 110 105,604
4.30% , 07/15/47 .................. 410 329,378
Trane Technologies Financing Ltd., 3.80%,
03/21/29 ...................... 1,280 1,216,523
2,032,147
Capital Markets — 1.6%
Ares Capital Corp.
7.00% , 01/15/27 .................. 260 264,360
2.88% , 06/15/27 .................. 145 132,724
Bank of New York Mellon Corp. (The), (1-day
SOFR + 1.51%), 4.71%, 02/01/34
(a)
..... 180 172,193
Barings BDC, Inc., 7.00%, 02/15/29 ....... 30 30,103
Blackstone Private Credit Fund, 4.00%,
01/15/29 ...................... 129 117,733
Deutsche Bank AG, (1-day SOFR + 1.59%),
5.71%, 02/08/28
(a)
................ 150 149,802
FactSet Research Systems, Inc.
2.90% , 03/01/27 .................. 790 739,285
3.45% , 03/01/32 .................. 37 32,235
FS KKR Capital Corp.
2.63% , 01/15/27 .................. 125 112,837
3.13% , 10/12/28 .................. 330 286,519
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 1.11%), 2.64% , 02/24/28 . 886 826,364
(3-mo. CME Term SOFR + 1.77%), 3.69% ,
06/05/28 ..................... 206 197,064
(1-day SOFR + 1.25%), 2.38% , 07/21/32 . 440 361,342
(1-day SOFR + 1.55%), 5.85% , 04/25/35 . 263 269,398
(3-mo. CME Term SOFR + 1.63%), 4.02% ,
10/31/38 ..................... 123 104,605
Golub Capital BDC, Inc., 6.00%, 07/15/29 ... 750 735,767
Main Street Capital Corp., 6.95%, 03/01/29 .. 75 75,838
Moody's Corp., 3.25%, 01/15/28 ......... 69 65,252
Morgan Stanley
3.63% , 01/20/27 .................. 281 270,925

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 1.00%), 2.48% , 01/21/28
(a)
USD 280 $ 261,081
3.59% , 07/22/28
(a)
................. 35 33,282
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29
(a)
.................... 407 387,426
(1-day SOFR + 1.59%), 5.16% , 04/20/29
(a)
410 408,669
(3-mo. CME Term SOFR + 1.89%), 4.43% ,
01/23/30
(a)
.................... 357 345,358
(1-day SOFR + 1.14%), 2.70% , 01/22/31
(a)
295 258,591
(1-day SOFR + 1.02%), 1.93% , 04/28/32
(a)
24 19,283
(1-day SOFR + 1.20%), 2.51% , 10/20/32
(a)
56 46,284
(1-day SOFR + 2.08%), 4.89% , 07/20/33
(a)
240 231,362
(1-day SOFR + 1.87%), 5.25% , 04/21/34
(a)
470 462,647
StoneX Group, Inc., 7.88%, 03/01/31
(d)
..... 40 41,255
7,439,584
Chemicals — 0.1%
Chemours Co. (The), 5.75%, 11/15/28
(d)
.... 34 31,390
Ecolab, Inc., 2.70%, 12/15/51 .......... 210 129,042
Nufarm Australia Ltd., 5.00%, 01/27/30
(d)
.... 91 83,350
Olympus Water US Holding Corp., 9.75%,
11/15/28
(d)
..................... 75 79,348
323,130
Commercial Services & Supplies — 0.1%
APX Group, Inc., 5.75%, 07/15/29
(d)
....... 28 26,864
Neptune Bidco US, Inc., 9.29%, 04/15/29
(d)
.. 51 48,949
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(d)
..................... 161 158,653
Republic Services, Inc., 5.20%, 11/15/34 .... 140 138,981
Steelcase, Inc., 5.13%, 01/18/29 ........ 30 28,402
401,849
Communications Equipment — 0.2%
Cisco Systems, Inc., 5.30%, 02/26/54 ..... 95 93,044
Motorola Solutions, Inc.
2.30% , 11/15/30 .................. 450 378,436
2.75% , 05/24/31 .................. 440 372,938
5.60% , 06/01/32 .................. 240 242,680
1,087,098
Construction & Engineering — 0.2%
Brand Industrial Services, Inc., 10.38%,
08/01/30
(d)
..................... 20 21,614
Quanta Services, Inc., 2.90%, 10/01/30 .... 1,190 1,048,349
Tutor Perini Corp., 11.88%, 04/30/29
(d)
..... 65 69,896
1,139,859
Construction Materials — 0.0%
(d)
Eco Material Technologies, Inc., 7.88%,
01/31/27 ...................... 30 30,070
Smyrna Ready Mix Concrete LLC, 8.88%,
11/15/31 ...................... 50 53,046
83,116
Consumer Finance — 0.7%
American Express Co.
2.55% , 03/04/27 .................. 199 185,993
(SOFR Index + 1.28%), 5.28% , 07/27/29
(a)
290 290,577
(1-day SOFR + 1.84%), 5.04% , 05/01/34
(a)
130 127,132
(1-day SOFR + 1.93%), 5.63% , 07/28/34
(a)
50 50,058
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(d)
..................... 63 66,183
Capital One Financial Corp.
(a)
(1-day SOFR + 3.07%), 7.62% , 10/30/31 . 890 979,775
(1-day SOFR + 2.37%), 5.27% , 05/10/33 . 100 96,502
(1-day SOFR + 2.60%), 5.82% , 02/01/34 . 360 356,306
Credit Acceptance Corp., 9.25%, 12/15/28
(d)
. 40 42,276
goeasy Ltd.
(d)
9.25% , 12/01/28 .................. 51 54,130
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
7.63% , 07/01/29 .................. USD 35 $ 35,701
OneMain Finance Corp.
7.13% , 03/15/26 .................. 47 47,759
6.63% , 01/15/28 .................. 48 48,170
9.00% , 01/15/29 .................. 178 187,794
Synchrony Financial, 2.88%, 10/28/31 ..... 620 497,187
3,065,543
Containers & Packaging — 0.0%
Mauser Packaging Solutions Holding Co.
(d)
7.88% , 04/15/27 .................. 79 80,579
9.25% , 04/15/27 .................. 49 49,032
129,611
Diversified REITs — 0.3%
Digital Realty Trust LP
5.55% , 01/15/28 .................. 820 827,266
3.60% , 07/01/29 .................. 430 398,862
MPT Operating Partnership LP, 5.25%,
08/01/26 ...................... 85 77,243
1,303,371
Diversified Telecommunication Services — 0.3%
CCO Holdings LLC
(d)
5.13% , 05/01/27 .................. 83 79,692
5.38% , 06/01/29 .................. 86 78,240
6.38% , 09/01/29 .................. 81 76,993
7.38% , 03/01/31 .................. 166 163,677
Consolidated Communications, Inc., 6.50%,
10/01/28
(d)
..................... 8 6,837
Frontier Communications Holdings LLC
(d)
6.75% , 05/01/29 .................. 142 130,251
8.75% , 05/15/30 .................. 107 110,257
8.63% , 03/15/31 .................. 79 81,380
Koninklijke KPN NV, 8.38%, 10/01/30 ..... 260 300,355
Uniti Group LP
(d)
Series MAY , 10.50% , 02/15/28 ......... 15 14,689
10.50% , 02/15/28 ................. 156 152,768
1,195,139
Electric Utilities — 0.6%
Avangrid, Inc.
3.20% , 04/15/25 .................. 500 489,555
3.80% , 06/01/29 .................. 140 130,244
Baltimore Gas & Electric Co., 2.25%, 06/15/31 18 14,996
Commonwealth Edison Co., 4.90%, 02/01/33 . 460 449,262
Eversource Energy
Series U , 1.40% , 08/15/26 ........... 60 55,084
2.90% , 03/01/27 .................. 270 253,676
3.38% , 03/01/32 .................. 220 188,775
Exelon Corp.
2.75% , 03/15/27 .................. 19 17,807
5.45% , 03/15/34 .................. 130 129,076
5.10% , 06/15/45 .................. 10 9,085
4.10% , 03/15/52 .................. 7 5,381
NSTAR Electric Co.
3.25% , 05/15/29 .................. 280 259,987
3.95% , 04/01/30 .................. 250 235,998
Public Service Electric & Gas Co.
3.65% , 09/01/28 .................. 80 76,280
5.20% , 08/01/33 .................. 650 650,927
2.05% , 08/01/50 .................. 31 16,763
2,982,896
Electronic Equipment, Instruments & Components — 0.3%
Allegion US Holding Co., Inc., 3.55%, 10/01/27 15 14,206
CDW LLC, 3.57%, 12/01/31 ........... 66 57,645

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
Keysight Technologies, Inc.
4.60% , 04/06/27 .................. USD 620 $ 608,943
3.00% , 10/30/29 .................. 170 151,430
Vontier Corp., 2.95%, 04/01/31 ......... 440 365,930
1,198,154
Energy Equipment & Services — 0.1%
(d)
Helix Energy Solutions Group, Inc., 9.75%,
03/01/29 ...................... 31 33,045
Kodiak Gas Services LLC, 7.25%, 02/15/29 .. 20 20,502
Valaris Ltd., 8.38%, 04/30/30 ........... 10 10,352
Venture Global LNG, Inc.
8.13% , 06/01/28 .................. 15 15,453
9.50% , 02/01/29 .................. 56 61,325
8.38% , 06/01/31 .................. 15 15,559
9.88% , 02/01/32 .................. 174 189,386
345,622
Entertainment — 0.0%
Electronic Arts, Inc., 1.85%, 02/15/31 ...... 122 99,690
Financial Services — 0.5%
Burford Capital Global Finance LLC
(d)
6.88% , 04/15/30 .................. 10 9,819
9.25% , 07/01/31 .................. 5 5,263
Fidelity National Information Services, Inc.,
1.65%, 03/01/28 ................. 58 51,086
Fiserv, Inc.
5.45% , 03/02/28 .................. 130 131,165
5.60% , 03/02/33 .................. 275 277,263
Freedom Mortgage Corp.
(d)
12.00% , 10/01/28 ................. 20 21,475
12.25% , 10/01/30 ................. 30 32,272
Freedom Mortgage Holdings LLC
(d)
9.25% , 02/01/29 .................. 35 34,977
9.13% , 05/15/31 .................. 40 38,924
GGAM Finance Ltd., 8.00%, 02/15/27
(d)
.... 25 25,823
Mastercard, Inc.
3.30% , 03/26/27 .................. 100 95,934
2.00% , 11/18/31 .................. 390 320,552
MGIC Investment Corp., 5.25%, 08/15/28 ... 830 808,079
Nationstar Mortgage Holdings, Inc.
(d)
5.00% , 02/01/26 .................. 5 4,894
6.00% , 01/15/27 .................. 80 79,147
5.13% , 12/15/30 .................. 177 162,308
7.13% , 02/01/32 .................. 25 25,146
PennyMac Financial Services, Inc.
(d)
7.88% , 12/15/29 .................. 32 32,998
7.13% , 11/15/30 .................. 35 34,892
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(d)
..................... 59 56,054
Visa, Inc., 3.65%, 09/15/47 ............ 180 139,555
2,387,626
Food Products — 0.2%
Kellanova
3.40% , 11/15/27 .................. 190 179,792
4.30% , 05/15/28 .................. 460 447,852
Unilever Capital Corp., 1.75%, 08/12/31 .... 600 487,518
1,115,162
Gas Utilities — 0.1%
AmeriGas Partners LP
5.50% , 05/20/25 .................. 13 12,947
5.75% , 05/20/27 .................. 175 165,118
9.38% , 06/01/28
(d)
................. 30 30,794
ONE Gas, Inc., 4.25%, 09/01/32 ......... 45 43,153
252,012
Security
Par (000)
Par (000) Value
Ground Transportation — 0.1%
Canadian National Railway Co., 3.85%,
08/05/32 ...................... USD 160 $ 147,659
Ryder System, Inc.
5.65% , 03/01/28 .................. 25 25,367
6.30% , 12/01/28 .................. 310 322,616
495,642
Health Care Equipment & Supplies — 0.3%
Bausch + Lomb Corp., 8.38%, 10/01/28
(d)
... 154 157,658
DH Europe Finance II SARL, 2.60%, 11/15/29 1,030 918,534
Medline Borrower LP, 6.25%, 04/01/29
(d)
.... 48 48,543
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28 40 40,245
1,164,980
Health Care Providers & Services — 1.1%
Cencora, Inc.
2.70% , 03/15/31 .................. 590 503,680
4.30% , 12/15/47 .................. 340 280,782
Centene Corp., 2.45%, 07/15/28 ......... 370 328,497
Cigna Group (The)
4.38% , 10/15/28 .................. 280 271,900
5.25% , 02/15/34 .................. 170 167,652
DaVita, Inc., 4.63%, 06/01/30
(d)
......... 323 291,872
Elevance Health, Inc., 3.65%, 12/01/27 .... 260 248,519
HCA, Inc.
5.25% , 06/15/26 .................. 230 228,972
3.13% , 03/15/27 .................. 160 151,165
5.20% , 06/01/28 .................. 170 169,327
5.45% , 04/01/31 .................. 130 129,907
3.63% , 03/15/32 .................. 338 297,732
5.60% , 04/01/34 .................. 245 243,523
4.63% , 03/15/52 .................. 100 80,728
Heartland Dental LLC, 10.50%, 04/30/28
(d)
.. 30 31,844
McKesson Corp., 5.10%, 07/15/33 ....... 780 778,273
Tenet Healthcare Corp., 6.13%, 10/01/28 ... 195 194,025
UnitedHealth Group, Inc.
5.30% , 02/15/30 .................. 350 355,962
4.50% , 04/15/33 .................. 90 86,012
5.88% , 02/15/53 .................. 60 62,312
5.05% , 04/15/53 .................. 420 389,021
5,291,705
Health Care Technology — 0.3%
IQVIA, Inc.
5.70% , 05/15/28 .................. 1,000 1,009,680
6.25% , 02/01/29 .................. 395 405,977
1,415,657
Hotels, Restaurants & Leisure — 0.1%
(d)
Churchill Downs, Inc., 6.75%, 05/01/31 .... 161 161,872
Hilton Grand Vacations Borrower Escrow LLC
5.00% , 06/01/29 .................. 91 84,853
6.63% , 01/15/32 .................. 20 20,093
NCL Corp. Ltd., 5.88%, 03/15/26 ........ 83 82,056
Raising Cane's Restaurants LLC, 9.38%,
05/01/29 ...................... 25 27,001
Viking Cruises Ltd.
7.00% , 02/15/29 .................. 65 65,346
9.13% , 07/15/31 .................. 30 32,492
473,713
Household Durables — 0.3%
MDC Holdings, Inc., 3.97%, 08/06/61 ...... 100 85,188
NVR, Inc., 3.00%, 05/15/30 ............ 620 549,475
PulteGroup, Inc.
5.00% , 01/15/27 .................. 470 466,383
6.38% , 05/15/33 .................. 240 252,093
1,353,139

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial Conglomerates — 0.2%
3M Co., 2.38%, 08/26/29 ............. USD 370 $ 323,149
EMRLD Borrower LP, 6.63%, 12/15/30
(d)
.... 47 47,366
Pentair Finance SARL
4.50% , 07/01/29 .................. 450 436,178
5.90% , 07/15/32 .................. 190 193,959
1,000,652
Insurance — 0.6%
Alliant Holdings Intermediate LLC, 7.00%,
01/15/31
(d)
..................... 79 79,808
Allstate Corp. (The), 3.85%, 08/10/49 ..... 140 105,621
Ambac Assurance Corp., 5.10%
(d) (j)
....... 5 6,998
Fairfax Financial Holdings Ltd., 6.35%,
03/22/54
(d)
..................... 140 140,092
Marsh & McLennan Cos., Inc.
5.15% , 03/15/34 .................. 280 279,320
5.45% , 03/15/53 .................. 270 262,666
5.70% , 09/15/53 .................. 290 292,912
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(d)
111 112,269
Progressive Corp. (The), 4.95%, 06/15/33 ... 580 573,784
Reinsurance Group of America, Inc., 5.75%,
09/15/34 ...................... 330 328,802
Stewart Information Services Corp., 3.60%,
11/15/31 ...................... 170 140,543
Willis North America, Inc.
4.65% , 06/15/27 .................. 160 157,201
5.90% , 03/05/54 .................. 220 213,189
2,693,205
IT Services — 0.6%
Boost Newco Borrower LLC, 7.50%, 01/15/31
(d)
75 78,199
Booz Allen Hamilton, Inc., 5.95%, 08/04/33 .. 490 505,397
CGI, Inc., 2.30%, 09/14/31 ............ 520 414,008
Cogent Communications Group, Inc.
7.00% , 06/15/27
(d)
................. 285 282,277
CPI CG, Inc., 10.00%, 07/15/29
(d)
........ 60 62,250
IBM International Capital Pte. Ltd.
4.90% , 02/05/34 .................. 720 698,936
5.30% , 02/05/54 .................. 420 392,780
International Business Machines Corp., 2.20%,
02/09/27 ...................... 280 260,534
VT Topco, Inc., 8.50%, 08/15/30
(d)
........ 25 26,251
2,720,632
Life Sciences Tools & Services — 0.0%
(d)
Fortrea Holdings, Inc., 7.50%, 07/01/30 .... 6 5,961
Star Parent, Inc., 9.00%, 10/01/30 ........ 10 10,499
16,460
Machinery — 0.1%
Cummins, Inc.
4.90% , 02/20/29 .................. 160 159,783
5.45% , 02/20/54 .................. 220 215,787
Ingersoll Rand, Inc.
5.40% , 08/14/28 .................. 75 75,699
5.70% , 08/14/33 .................. 30 30,669
Otis Worldwide Corp., 2.57%, 02/15/30 .... 23 20,187
Wabash National Corp., 4.50%, 10/15/28
(d)
.. 94 84,583
586,708
Media — 0.2%
Cable One, Inc., 4.00%, 11/15/30
(d)
....... 76 56,723
DirecTV Financing LLC
(d)
5.88% , 08/15/27 .................. 259 243,612
8.88% , 02/01/30 .................. 20 19,574
EquipmentShare.com, Inc., 9.00%, 05/15/28
(d)
20 20,640
Interpublic Group of Cos., Inc. (The), 2.40%,
03/01/31 ...................... 32 26,717
Security
Par (000)
Par (000) Value
Media (continued)
Nexstar Media, Inc.
(d)
5.63% , 07/15/27 .................. USD 134 $ 127,301
4.75% , 11/01/28 .................. 140 124,474
Paramount Global, 4.20%, 05/19/32 ...... 45 36,755
Sirius XM Radio, Inc., 5.50%, 07/01/29
(d)
.... 84 78,909
Univision Communications, Inc., 8.00%,
08/15/28
(d)
..................... 50 48,761
Ziggo Bond Co. BV, 5.13%, 02/28/30
(d)
..... 75 63,725
847,191
Metals & Mining — 0.3%
FMG Resources August 2006 Pty. Ltd.
(d)
5.88% , 04/15/30 .................. 247 241,288
6.13% , 04/15/32 .................. 48 47,457
Mineral Resources Ltd.
(d)
9.25% , 10/01/28 .................. 25 26,238
8.50% , 05/01/30 .................. 250 258,817
Reliance, Inc., 2.15%, 08/15/30 ......... 370 309,523
Steel Dynamics, Inc.
2.80% , 12/15/24 .................. 35 34,520
2.40% , 06/15/25 .................. 330 319,711
Taseko Mines Ltd., 8.25%, 05/01/30
(d)
..... 20 20,460
1,258,014
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 7.25%,
04/01/29
(d)
..................... 48 48,515
Multi-Utilities — 0.0%
San Diego Gas & Electric Co., 5.55%, 04/15/54 110 107,491
Oil, Gas & Consumable Fuels — 1.0%
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 .................. 30 29,950
3.70% , 11/15/29 .................. 170 157,080
Cheniere Energy, Inc., 4.63%, 10/15/28 .... 830 805,517
Civitas Resources, Inc.
(d)
8.38% , 07/01/28 .................. 75 78,587
8.75% , 07/01/31 .................. 147 157,430
Diamondback Energy, Inc.
5.75% , 04/18/54 .................. 50 48,472
5.90% , 04/18/64 .................. 40 38,612
Enbridge, Inc., 6.20%, 11/15/30 ......... 25 26,249
Global Partners LP, 8.25%, 01/15/32
(d)
..... 78 80,171
Gulfport Energy Corp., 8.00%, 05/17/26
(d)
... 38 38,426
Hilcorp Energy I LP
(d)
6.00% , 04/15/30 .................. 84 81,140
8.38% , 11/01/33 .................. 77 82,063
Kinder Morgan Energy Partners LP
7.50% , 11/15/40 .................. 16 18,003
5.00% , 08/15/42 .................. 20 17,512
New Fortress Energy, Inc.
(d)
6.75% , 09/15/25 .................. 80 77,660
6.50% , 09/30/26 .................. 84 77,281
8.75% , 03/15/29 .................. 163 148,797
ONEOK, Inc.
5.85% , 01/15/26 .................. 330 331,677
5.65% , 11/01/28 .................. 460 466,913
6.35% , 01/15/31 .................. 380 397,946
7.15% , 01/15/51 .................. 120 131,790
Prairie Acquiror LP, 9.00%, 08/01/29
(d)
..... 35 36,072
Saturn Oil & Gas, Inc., 9.63%, 06/15/29
(d)
... 83 83,776
Talos Production, Inc.
(d)
9.00% , 02/01/29 .................. 15 15,743
9.38% , 02/01/31 .................. 20 21,116
Targa Resources Corp.
6.15% , 03/01/29 .................. 620 639,970

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.50% , 02/15/53 .................. USD 170 $ 178,596
TotalEnergies Capital SA, 5.49%, 04/05/54 .. 150 147,924
Vermilion Energy, Inc., 6.88%, 05/01/30
(d)
... 52 51,107
4,465,580
Passenger Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2017-1 , Class B , 4.95% , 02/15/25 .. 11 10,520
Series 2019-1 , Class B , 3.85% , 02/15/28 .. 46 43,355
American Airlines, Inc.
(d)
7.25% , 02/15/28 .................. 78 78,051
8.50% , 05/15/29 .................. 119 123,637
United Airlines Pass-Through Trust, Series
2019-2, Class B, 3.50%, 05/01/28 ...... 24 21,986
United Airlines, Inc., 4.38%, 04/15/26
(d)
..... 17 16,422
293,971
Pharmaceuticals — 0.6%
Bausch Health Americas, Inc., 9.25%,
04/01/26
(d)
..................... 85 76,500
Bausch Health Cos., Inc.
(d)
9.00% , 12/15/25 .................. 81 72,900
6.13% , 02/01/27 .................. 219 182,317
11.00% , 09/30/28 ................. 207 184,230
Jazz Securities DAC, 4.38%, 01/15/29
(d)
.... 200 185,672
Merck & Co., Inc.
2.15% , 12/10/31 .................. 370 307,590
2.45% , 06/24/50 .................. 30 17,818
2.75% , 12/10/51 .................. 19 11,878
5.00% , 05/17/53 .................. 85 79,928
Novartis Capital Corp., 2.20%, 08/14/30 .... 855 740,641
Zoetis, Inc.
3.00% , 09/12/27 .................. 110 103,167
2.00% , 05/15/30 .................. 800 673,806
2,636,447
Professional Services — 0.3%
Automatic Data Processing, Inc., 1.70%,
05/15/28 ...................... 1,510 1,348,773
Real Estate Management & Development — 0.2%
CBRE Services, Inc.
4.88% , 03/01/26 .................. 170 167,921
5.50% , 04/01/29 .................. 320 321,661
5.95% , 08/15/34 .................. 500 506,178
Howard Hughes Corp. (The), 5.38%, 08/01/28
(d)
90 85,533
1,081,293
Semiconductors & Semiconductor Equipment — 1.0%
Broadcom, Inc., 3.75%, 02/15/51
(d)
....... 130 96,811
Intel Corp., 4.88%, 02/10/28 ........... 440 438,368
Lam Research Corp., 1.90%, 06/15/30 ..... 1,050 886,744
NVIDIA Corp.
1.55% , 06/15/28 .................. 190 169,340
2.00% , 06/15/31 .................. 870 731,081
3.50% , 04/01/50 .................. 50 38,382
3.70% , 04/01/60 .................. 480 362,982
NXP BV
3.88% , 06/18/26 .................. 25 24,307
4.30% , 06/18/29 .................. 172 165,228
3.40% , 05/01/30 .................. 70 63,266
2.50% , 05/11/31 .................. 189 158,078
Texas Instruments, Inc.
1.90% , 09/15/31 .................. 97 80,153
3.65% , 08/16/32 .................. 1,020 934,542
4.90% , 03/14/33 .................. 220 219,506
TSMC Arizona Corp., 3.25%, 10/25/51 ..... 220 162,044
4,530,832
Security
Par (000)
Par (000) Value
Software — 1.0%
Adobe, Inc., 2.30%, 02/01/30 ........... USD 1,010 $ 884,913
Autodesk, Inc.
3.50% , 06/15/27 .................. 81 77,560
2.40% , 12/15/31 .................. 54 44,821
Cloud Software Group, Inc.
(d)
6.50% , 03/31/29 .................. 86 82,587
9.00% , 09/30/29 .................. 85 82,469
Dye & Durham Ltd., 8.63%, 04/15/29
(d)
..... 48 48,692
Intuit, Inc.
1.35% , 07/15/27 .................. 860 775,148
1.65% , 07/15/30 .................. 1,060 879,884
5.20% , 09/15/33 .................. 90 90,378
5.50% , 09/15/53 .................. 30 30,142
MicroStrategy, Inc., 6.13%, 06/15/28
(d)
..... 50 48,463
Oracle Corp., 4.10%, 03/25/61 .......... 120 85,949
Roper Technologies, Inc., 1.75%, 02/15/31 .. 26 20,930
Sabre GLBL, Inc., 11.25%, 12/15/27
(d)
..... 46 44,716
Salesforce, Inc., 3.05%, 07/15/61 ........ 10 6,178
ServiceNow, Inc., 1.40%, 09/01/30 ....... 850 690,092
UKG, Inc., 6.88%, 02/01/31
(d)
........... 47 47,589
Workday, Inc., 3.80%, 04/01/32 ......... 500 449,267
4,389,778
Specialized REITs — 0.2%
American Tower Corp.
1.45% , 09/15/26 .................. 120 110,111
5.80% , 11/15/28 .................. 10 10,194
Crown Castle, Inc., 3.65%, 09/01/27 ...... 260 247,079
Equinix, Inc.
1.00% , 09/15/25 .................. 151 142,947
1.45% , 05/15/26 .................. 160 148,542
Iron Mountain, Inc.
(d)
7.00% , 02/15/29 .................. 91 92,601
5.25% , 07/15/30 .................. 200 190,097
941,571
Specialty Retail — 0.4%
Bath & Body Works, Inc.
6.95% , 03/01/33 .................. 50 48,670
6.88% , 11/01/35 .................. 83 83,708
Carvana Co.
(d)(k)
12.00% , ( 12.00 % Cash or 12.00 % PIK),
12/01/28 ..................... 117 124,643
13.00% , ( 13.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 117 126,809
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 116 129,110
Foot Locker, Inc., 4.00%, 10/01/29
(d)
...... 45 37,493
Gap, Inc. (The), 3.63%, 10/01/29
(d)
....... 15 12,986
Home Depot, Inc. (The)
1.50% , 09/15/28 .................. 300 263,168
1.38% , 03/15/31 .................. 31 24,698
1.88% , 09/15/31 .................. 400 325,658
4.50% , 12/06/48 .................. 17 14,724
3.35% , 04/15/50 .................. 240 170,455
Lowe's Cos., Inc.
3.35% , 04/01/27 .................. 250 238,521
3.65% , 04/05/29 .................. 93 87,484
1,688,127
Technology Hardware, Storage & Peripherals — 0.1%
Seagate HDD Cayman
8.25% , 12/15/29
(d)
................. 72 77,220
9.63% , 12/01/32 .................. 212 241,816
Western Digital Corp., 4.75%, 02/15/26 .... 61 59,721
Xerox Holdings Corp.
(d)
5.50% , 08/15/28 .................. 96 82,689

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
8.88% , 11/30/29 .................. USD 25 $ 23,846
485,292
Textiles, Apparel & Luxury Goods — 0.0%
Tapestry, Inc.
7.35% , 11/27/28 .................. 5 5,189
7.70% , 11/27/30 .................. 5 5,225
7.85% , 11/27/33 .................. 10 10,533
20,947
Trading Companies & Distributors — 0.0%
Fortress Transportation & Infrastructure
Investors LLC, 7.88%, 12/01/30
(d)
...... 30 31,384
Wireless Telecommunication Services — 0.0%
Connect Finco SARL, 6.75%, 10/01/26
(d)
.... 75 72,386
Vodafone Group plc, (5-Year USD Swap Semi +
4.87%), 7.00%, 04/04/79
(a)
........... 100 103,040
175,426
Total Corporate Bonds — 19 .0%
(Cost: $ 88,857,009 ) ............................... 87,495,602
Foreign Government Obligations
Chile — 0.1%
Republic of Chile , 3.25%
,
09/21/71 ........ 320 198,240
Mexico — 0.0%
United Mexican States , 3.77%
,
05/24/61 .... 250 153,750
Total Foreign Government Obligations — 0 .1%
(Cost: $ 364,868 ) ................................. 351,990
Shares
Shares
Investment Companies
iShares Russell 1000 Value ETF
(l)
......... 55,212 9,632,838
Total Investment Companies — 2 .1%
(Cost: $ 8,730,481 ) ............................... 9,632,838
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.2%
Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo. CME
Term SOFR at 0.35% Floor and 5.42%
Cap + 0.46%), 5.42%, 06/25/35
(a)
..... 36 30,392
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ..................... 19 8,871
Series 2006-OC10, Class 2A3, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
5.92%, 11/25/36
(a)
............... 23 19,321
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.74%, 04/25/47
(a)
............... 19 16,391
Series 2007-OA3, Class 2A2, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
5.82%, 04/25/47
(a)
............... —
(b)
44
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
5.82%, 06/25/47
(a)
............... 11 8,054
Series 2007-OH2, Class A2A, (1-mo. CME
Term SOFR at 0.48% Floor and 10.00%
Cap + 0.59%), 5.94%, 08/25/47
(a)
..... 4 3,839
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
American Home Mortgage Assets Trust, Series
2006-3, Class 2A11, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT
at 0.94% Floor + 0.94%), 6.09%, 10/25/46
(a)
USD 41 $ 27,171
APS Resecuritization Trust, Series 2016-1,
Class 1MZ, 3.00%, 07/31/57
(a) (d)
........ 140 53,143
Banc of America Funding Trust, Series 2014-
R2, Class 1C, 0.00%, 11/26/36
(a) (d)
...... 50 15,655
Bear Stearns Mortgage Funding Trust, Series
2006-SL1, Class A1, (1-mo. CME Term
SOFR at 0.28% Floor and 11.00% Cap +
0.39%), 5.74%, 08/25/36
(a)
........... 10 9,320
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ........ 266 109,441
Citicorp Mortgage Securities Trust, Series 2008-
2, Class 1A1, 6.50%, 06/25/38 ......... 21 16,426
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(d)
...................... 109 42,132
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(1-mo. CME Term SOFR at 1.35% Floor and
6.25% Cap + 1.46%), 6.25%, 11/25/35
(a)
.. 18 3,899
CSMC Mortgage-Backed Trust, Series 2007-5,
Class 1A11, 7.00%, 08/25/37
(a)
......... 23 11,230
Deutsche Alt-A Securities Mortgage Loan
Trust, Series 2007-OA4, Class A2A, (1-mo.
CME Term SOFR at 0.34% Floor + 0.45%),
5.80%, 08/25/47
(a)
................. 76 67,328
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap + 2.00%),
7.15%, 03/25/36
(a)
................. 4 3,816
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 .......... 1 806
IndyMac INDX Mortgage Loan Trust, Series
2007-AR19, Class 3A1, 3.78%, 09/25/37
(a)
. 27 17,089
J.P. Morgan Alternative Loan Trust, Series
2007-A1, Class 1A4, (1-mo. CME Term
SOFR at 0.42% Floor and 11.50% Cap +
0.53%), 5.88%, 03/25/37
(a)
........... 26 25,009
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a) (d)
.. 27 26,115
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4, (1-mo.
CME Term SOFR at 0.84% Floor + 0.95%),
6.30%, 06/25/37
(a)
................. 4 3,126
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 4.13%,
04/25/36
(a)
...................... 7 3,486
Structured Asset Mortgage Investments II Trust,
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50% Cap
+ 0.49%), 5.84%, 06/25/36
(a)
.......... 10 8,593
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 31 27,371
Series 2006-4, Class 3A5, 6.85%, 05/25/36
(c)
36 29,610
587,678
Commercial Mortgage-Backed Securities — 0.0%
Bayview Commercial Asset Trust
(a)(d)
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.30% Floor + 0.56%), 5.91%,
01/25/36 ..................... 12 11,038

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2005-4A, Class M1, (1-mo. CME
Term SOFR at 0.45% Floor + 0.79%),
6.13%, 01/25/36 ................ USD 9 $ 8,244
Series 2006-1A, Class A2, (1-mo. CME Term
SOFR at 0.54% Floor + 0.65%), 6.00%,
04/25/36 ..................... 5 4,932
Series 2006-3A, Class A1, (1-mo. CME Term
SOFR at 0.25% Floor + 0.49%), 5.83%,
10/25/36 ..................... 6 5,596
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR at 0.30% Floor + 0.56%), 5.91%,
10/25/36 ..................... 6 5,606
35,416
Interest Only Commercial Mortgage-Backed Securities — 0.0%
One Market Plaza Trust, Series 2017-1MKT,
Class XCP, 0.00%, 02/10/32
(a) (d) (i)
....... 831 —
Total Non-Agency Mortgage-Backed Securities — 0 .2%
(Cost: $ 813,727 ) ................................. 623,094
Beneficial Interest
(000)
Other Interests
(m)
Capital Markets — 0.0%
(e)(h)(i)
Lehman Brothers Holdings, Inc. .......... 490 —
Lehman Brothers Holdings, Inc., Capital Trust
VII ............................ 130 —
Total Other Interests — 0.0%
(Cost: $ 6 ) ..................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.2%
Automobiles — 0.1%
Volkswagen AG (Preference) ............ 2,570 290,189
Banks — 0.0%
Banco Bradesco SA (Preference) ......... 25,821 57,276
Bancolombia SA (Preference) ........... 10,622 86,803
Itau Unibanco Holding SA (Preference) ..... 30,483 176,351
320,430
Chemicals — 0.1%
Braskem SA (Preference) , Series A , Class A
(e)
82,931 266,146
Electric Utilities — 0.0%
Energisa SA (Preference) .............. 2 3
Electrical Equipment — 0.0%
Sociedad Quimica y Minera de Chile SA
(Preference) , Class B ............... 3,160 127,693
Metals & Mining — 0.0%
Gerdau SA (Preference) ............... 11,431 37,707
Passenger Airlines — 0.0%
Azul SA (Preference)
(e)
................ 11,664 15,294
Total Preferred Securities — 0 .2%
(Cost: $ 1,476,651 ) ............................... 1,057,462
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 7.0%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/29 - 04/01/31 ........... USD 111 $ 104,809
3.00% , 09/01/27 - 12/01/46 ........... 210 190,973
3.50% , 04/01/31 - 01/01/48 ........... 342 316,587
4.00% , 08/01/40 - 12/01/45 ........... 54 50,925
4.50% , 02/01/39 - 04/01/49 ........... 409 394,520
5.00% , 10/01/41 - 11/01/48 ........... 81 79,899
5.50% , 06/01/41 .................. 36 36,676
6.00% , 01/01/34 .................. 27 27,831
Federal National Mortgage Association ,
4.00% , 01/01/41 .................. 4 3,856
Government National Mortgage Association
2.00% , 08/20/50 - 04/20/52 ........... 4,399 3,562,411
2.00% , 07/15/54
(n)
................. 1,163 941,192
2.50% , 07/20/51 - 07/20/52 ........... 4,458 3,747,688
2.50% , 07/15/54
(n)
................. 300 252,152
3.00% , 02/15/45 - 09/20/52 ........... 2,897 2,527,565
3.00% , 07/15/54
(n)
................. 250 217,793
3.50% , 01/15/42 - 02/20/52 ........... 1,022 930,546
4.00% , 04/20/39 - 12/20/47 ........... 181 170,779
4.00% , 07/15/54
(n)
................. 644 595,071
4.50% , 12/20/39 - 04/20/50 ........... 240 232,239
5.00% , 12/15/38 - 07/20/53 ........... 204 199,559
5.00% , 07/15/54
(n)
................. 125 121,707
5.50% , 12/20/52 - 07/20/53 ........... 212 210,701
5.50% , 07/15/54
(n)
................. 775 768,877
6.00% , 09/20/53 - 01/20/54 ........... 132 132,703
6.00% , 07/15/54
(n)
................. 225 225,934
6.50% , 12/20/53 .................. 20 19,852
6.50% , 07/15/54
(n)
................. 225 228,206
7.50% , 03/15/32 .................. 1 975
Uniform Mortgage-Backed Securities
2.00% , 10/01/31 - 02/01/52 ........... 3,466 2,786,622
2.00% , 07/25/39
(n)
................. 1,250 1,098,242
2.50% , 09/01/27 - 02/01/52 ........... 1,703 1,467,157
2.50% , 07/25/39 - 07/25/54
(n)
.......... 700 601,740
3.00% , 04/01/29 - 03/01/52 ........... 1,724 1,538,937
3.50% , 08/01/30 - 01/01/51 ........... 2,326 2,098,865
3.50% , 07/25/39
(n)
................. 61 57,672
4.00% , 10/01/33 - 01/01/51 ........... 1,167 1,097,588
4.00% , 07/25/39 - 07/25/54
(n)
.......... 350 326,043
4.50% , 02/01/25 - 08/01/53 ........... 1,940 1,871,469
4.50% , 07/25/54
(n)
................. 50 47,135
5.00% , 09/01/35 - 05/01/49 ........... 134 132,506
5.00% , 07/25/54
(n)
................. 675 652,324
5.50% , 02/01/35 - 04/01/41 ........... 210 210,773
5.50% , 07/25/54
(n)
................. 225 221,897
6.00% , 12/01/27 - 04/01/54 ........... 421 426,919
6.00% , 07/25/54
(n)
................. 550 551,525
6.50% , 05/01/40 - 03/01/54 ........... 132 136,007
6.50% , 07/25/54
(n)
................. 650 661,527
32,276,974
Principal Only Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust , Series 2017-3 ,
Class B , 0.00% , 07/25/56
(d) (o)
.......... 37 4,983
Total U.S. Government Sponsored Agency Securities — 7 .0%
(Cost: $ 35,307,522 ) ............................... 32,281,957

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25% , 05/15/39 .................. USD 66 $ 64,500
4.50% , 08/15/39 .................. 382 383,283
4.38% , 11/15/39 .................. 82 81,074
1.13% , 05/15/40 - 08/15/40 ........... 694 424,817
1.38% , 11/15/40 .................. 347 218,949
2.25% , 05/15/41 - 02/15/52 ........... 13,000 8,540,860
2.38% , 02/15/42 .................. 4,000 2,911,875
3.13% , 02/15/43 .................. 332 268,842
2.88% , 05/15/43 - 11/15/46 ........... 597 456,714
3.63% , 08/15/43 .................. 332 288,477
3.75% , 11/15/43 .................. 332 293,431
4.75% , 11/15/43 .................. 400 405,312
2.50% , 02/15/45 .................. 593 422,999
3.00% , 02/15/47 .................. 1,500 1,149,609
1.63% , 11/15/50 .................. 3 1,643
1.88% , 11/15/51 .................. 1,000 580,469
U.S. Treasury Notes
0.25% , 09/30/25 .................. 5,511 5,196,270
4.00% , 12/15/25 - 01/15/27 ........... 700 690,156
4.13% , 06/15/26 .................. 2,100 2,075,883
0.50% , 05/31/27 .................. 129 114,946
2.25% , 08/15/27 .................. 798 745,600
1.25% , 03/31/28 - 09/30/28 ........... 1,047 931,261
2.88% , 08/15/28 .................. 188 177,131
3.13% , 11/15/28 .................. 363 344,694
3.75% , 12/31/28 .................. 200 194,891
1.75% , 01/31/29 - 11/15/29 ........... 1,239 1,088,293
2.63% , 02/15/29 .................. 63 58,403
1.88% , 02/28/29 - 02/15/32 ........... 12,352 10,832,510
2.38% , 05/15/29 .................. 7,063 6,449,954
1.63% , 08/15/29 - 05/15/31 ........... 492 422,811
1.50% , 02/15/30 .................. 23 19,740
1.13% , 02/15/31 .................. 179 146,381
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.38% , 11/15/31 .................. USD 3 $ 2,440
Total U.S. Treasury Obligations — 10 .0%
(Cost: $ 54,704,788 ) ............................... 45,984,218
Total Long-Term Investments — 99.2%
(Cost: $ 422,954,285 ) .............................. 455,920,131
Shares
Shares
Short-Term Securities
Money Market Funds — 2.4%
(l)(p)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.48%
(q)
.................. 6,747,944 6,750,643
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19% .................... 4,438,632 4,438,632
Total Money Market Funds — 2 .4%
(Cost: $ 11,189,037 ) ............................... 11,189,275
Par (000)
Pa r (000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Bills , 5.30% , 10/22/24
(r)
...... 400 393,458
Total U.S. Treasury Obligations — 0 .1%
(Cost: $ 393,452 ) ................................. 393,458
Total Short-Term Securities — 2.5%
(Cost: $ 11,582,489 ) ............................... 11,582,733
Total Investments — 101 .7%
(Cost: $ 434,536,774 ) .............................. 467,502,864
Liabilities in Excess of Other Assets — (1.7) % ............. (7,784,039)
Net Assets — 100.0% ...............................
$ 459,718,825
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rounds to less than 1,000.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Non-income producing security.
(f)
All or a portion of this security is on loan.
(g)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)
Perpetual security with no stated maturity date.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Affiliate of the Fund.
(m)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(n)
Represents or includes a TBA transaction.
(o)
Zero-coupon bond.
(p)
Annualized 7-day yield as of period end.
(q)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(r)
Rates are discount rates or a range of discount rates as of period end.

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Balanced Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 6,749,805
(a)
$ — $ 601 $ 237 $ 6,750,643 6,747,944 $ 9,629
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 6,692,438 — (2,253,806)
(a)
— — 4,438,632 4,438,632 261,126 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 4,494,602 — (4,493,676)
(a)
(1,152) 226 — — — —
iShares Russell 1000 Value
ETF ................ 9,123,783 — — — 509,055 9,632,838 55,212 81,061 —
$ (551) $ 509,518 $ 20,822,113 $ 351,816 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 36 09/19/24 $ 3,954 $ 44,183
U.S. Treasury 10-Year Ultra Note ............................................... 16 09/19/24 1,813 12,348
U.S. Treasury Long Bond ..................................................... 47 09/19/24 5,540 43,112
EURO STOXX 50 Index ..................................................... 89 09/20/24 4,689 14,710
MSCI EAFE E-Mini Index ..................................................... 6 09/20/24 703 4,540
MSCI Emerging Markets E-Mini Index ............................................ 5 09/20/24 272 683
S&P 500 E-Mini Index ....................................................... 6 09/20/24 1,656 5,035
U.S. Treasury 2-Year Note .................................................... 118 09/30/24 24,098 61,670
186,281
Short Contracts
S&P/TSX 60 Index ......................................................... 2 09/19/24 383 (2,882)
U.S. Treasury 10-Year Note ................................................... 40 09/19/24 4,394 (33,942)
U.S. Treasury Long Bond ..................................................... 81 09/19/24 9,548 (107,436)
U.S. Treasury Ultra Bond ..................................................... 93 09/19/24 11,584 (172,041)
MSCI EAFE E-Mini Index ..................................................... 62 09/20/24 7,264 (35,941)
MSCI Emerging Markets E-Mini Index ............................................ 63 09/20/24 3,428 (15,053)
S&P 500 E-Mini Index ....................................................... 80 09/20/24 22,086 (45,791)
U.S. Treasury 5-Year Note .................................................... 129 09/30/24 13,741 (84,806)
(497,892)
$ (311,611)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 20,839,575 USD 13,816,430 Toronto Dominion Bank 09/18/24 $ 114,272
CAD 5,860,654 USD 4,274,957 Citibank NA 09/18/24 17,091
EUR 8,224,727 USD 8,838,812 Citibank NA 09/18/24 3,345
USD 125,731 GBP 99,100 Toronto Dominion Bank 09/18/24 385
USD 1,088,911 JPY 168,903,000 Toronto Dominion Bank 09/18/24 26,275
161,368
USD 121,441 EUR 113,000 Standard Chartered Bank 09/18/24 (42)
$ 161,326
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
42.V1 ........... 5 .00 % Quarterly 06/20/29 B+ USD 4,220 $ 268,732 $ 289,347 $ (20,615)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Balanced Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR plus 0.34% Quarterly
MSCI ACWI ESG
Universal Index Quarterly BNP Paribas SA 04/03/25 USD 29,090 $ 716,315 $ — $ 716,315
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .34%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 289,347 $ — $ — $ (20,615)
OTC Swaps ................................................................... — — 716,315 —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 24,968 $ — $ 161,313 $ — $ 186,281
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 161,368 — — 161,368
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 716,315 — — — 716,315
$ — $ — $ 741,283 $ 161,368 $ 161,313 $ — $ 1,063,964
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 99,667 $ — $ 398,225 $ — $ 497,892
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 42 — — 42
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 20,615 — — — — 20,615
$ — $ 20,615 $ 99,667 $ 42 $ 398,225 $ — $ 518,549
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (1,531,988) $ — $ 778,602 $ — $ (753,386)
Forward foreign currency exchange contracts .... — — — (294,629) — — (294,629)
Swaps .............................. — (287,607) 4,650,009 — — — 4,362,402
$ — $ (287,607) $ 3,118,021 $ (294,629) $ 778,602 $ — $ 3,314,387
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 459,281 $ — $ 945,073 $ — $ 1,404,354
Forward foreign currency exchange contracts .... — — — (130,713) — — (130,713)
Swaps .............................. — 5,393 (2,215,056) — — — (2,209,663)
$ — $ 5,393 $ (1,755,775) $ (130,713) $ 945,073 $ — $ (936,022)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 42,324,549
Average notional value of contracts — short ................................................................................. $ 72,909,585
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 1,374,351
Average amounts sold — in USD ........................................................................................ $ 27,093,361
Credit default swaps
Average notional value — buy protection ................................................................................... $ 13,848,300
Average notional value — sell protection ................................................................................... $ 2,567,500
Total return swaps
Average notional value ............................................................................................... $ 27,799,280
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 361,213 $ 9,767
Forward f oreign currency exchange contracts ................................................................. 161,368 42
Swaps — centrally cleared .............................................................................. — 1,025
Swaps — OTC
(a)
..................................................................................... 716,315 —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 1,238,896 $ 10,834
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(361,213) (10,792)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 877,683 $ 42
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Received
Cash
Collateral
Received
(a)
Net Amount
of Derivative
Assets
(b)(c)
BNP Paribas SA ................................. $ 716,315 $ — $ — $ (540,000) $ 176,315
Citibank NA .................................... 20,436 — — — 20,436
Toronto Dominion Bank ............................ 140,932 — — — 140,932
$ 877,683 $ — $ — $ (540,000) $ 337,683

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Balanced Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Standard Chartered Bank ........................... $ 42 $ — $ — $ — $ 42
(a)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 763,893 $ — $ 763,893
Common Stocks
Aerospace & Defense .................................... 2,180,900 569,024 — 2,749,924
Air Freight & Logistics .................................... 1,249,778 206,431 — 1,456,209
Automobile Components .................................. 628,451 189,247 — 817,698
Automobiles .......................................... 787,164 1,647,716 — 2,434,880
Banks ............................................... 3,210,494 13,817,647 — 17,028,141
Beverages ........................................... 958,962 1,595,722 — 2,554,684
Biotechnology ......................................... 3,266,490 613,430 — 3,879,920
Broadline Retail ........................................ 9,024,195 1,122,512 — 10,146,707
Building Products ....................................... 94,641 10,447 — 105,088
Capital Markets ........................................ 5,137,762 1,250,806 — 6,388,568
Chemicals ............................................ 849,555 1,172,069 — 2,021,624
Communications Equipment ................................ 47,870 76,333 — 124,203
Construction & Engineering ................................ 4,111,680 765,193 — 4,876,873
Construction Materials .................................... — 119,181 — 119,181
Consumer Finance ...................................... 1,176,043 12,337 — 1,188,380
Consumer Staples Distribution & Retail ........................ 670,945 1,272,208 — 1,943,153
Diversified REITs ....................................... — 19,003 — 19,003
Diversified Telecommunication Services ........................ 692,077 1,791,985 — 2,484,062
Electric Utilities ........................................ 631,245 3,680,160 — 4,311,405
Electrical Equipment ..................................... 1,030,949 3,411,099 — 4,442,048
Electronic Equipment, Instruments & Components ................. 2,287,344 834,650 — 3,121,994
Energy Equipment & Services .............................. 1,279,232 — — 1,279,232
Entertainment ......................................... 1,557,612 778,358 — 2,335,970
Financial Services ...................................... 5,254,027 1,526,604 — 6,780,631
Food Products ......................................... 1,789,300 1,448,216 — 3,237,516
Gas Utilities ........................................... 621,437 — — 621,437
Ground Transportation ................................... 946,730 — — 946,730
Health Care Equipment & Supplies ........................... 3,203,637 170,693 — 3,374,330
Health Care Providers & Services ............................ 5,894,103 48,953 — 5,943,056
Health Care Technology .................................. 49,596 — — 49,596
Hotels, Restaurants & Leisure .............................. 2,912,225 1,681,062 — 4,593,287
Household Durables ..................................... 2,013,455 1,697,272 — 3,710,727
Household Products ..................................... 5,037,301 — — 5,037,301
Independent Power and Renewable Electricity Producers ............ 46,320 109,878 — 156,198
Industrial Conglomerates .................................. 1,200,522 3,343,033 — 4,543,555
Industrial REITs ........................................ 600,634 487,119 — 1,087,753
Insurance ............................................ 4,208,238 2,763,378 — 6,971,616
Interactive Media & Services ............................... 12,711,310 3,350,039 — 16,061,349
IT Services ........................................... 1,080,211 441,307 — 1,521,518
Leisure Products ....................................... 56,227 — — 56,227

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Balanced Portfolio
Schedules of Investments

Level 1 Level 2 Level 3 Total
Life Sciences Tools & Services .............................. $ 1,182,666 $ — $ — $ 1,182,666
Machinery ............................................ 3,611,031 1,227,235 — 4,838,266
Marine Transportation .................................... — 1,341,928 — 1,341,928
Media ............................................... 3,965,724 813,025 — 4,778,749
Metals & Mining ........................................ 1,991,573 2,231,523 — 4,223,096
Multi-Utilities .......................................... — 1,562,123 — 1,562,123
Oil, Gas & Consumable Fuels ............................... 9,263,975 4,072,529 — 13,336,504
Paper & Forest Products .................................. 46,270 — — 46,270
Passenger Airlines ...................................... 283,769 660,319 — 944,088
Personal Care Products .................................. 56,936 43,836 — 100,772
Pharmaceuticals ....................................... 10,279,520 6,813,904 — 17,093,424
Professional Services .................................... 960,223 1,220,153 — 2,180,376
Real Estate Management & Development ....................... 640,862 1,557,949 — 2,198,811
Retail REITs .......................................... 10,171 32,678 — 42,849
Semiconductors & Semiconductor Equipment .................... 22,669,799 7,220,643 — 29,890,442
Software ............................................. 24,804,338 297,041 — 25,101,379
Specialized REITs ...................................... 1,020,079 — — 1,020,079
Specialty Retail ........................................ 3,378,572 1,877,337 — 5,255,909
Technology Hardware, Storage & Peripherals .................... 17,048,977 16,201 — 17,065,178
Textiles, Apparel & Luxury Goods ............................ 1,258,747 1,801,874 — 3,060,621
Trading Companies & Distributors ............................ 293,134 412,906 — 706,040
Transportation Infrastructure ............................... 35,879 — — 35,879
Water Utilities ......................................... — 300,851 — 300,851
Wireless Telecommunication Services ......................... 41,340 859,663 — 901,003
Corporate Bonds
Aerospace & Defense .................................... — 90,634 — 90,634
Automobile Components .................................. — 217,971 — 217,971
Automobiles .......................................... — 262,511 — 262,511
Banks ............................................... — 13,805,265 1,000 13,806,265
Beverages ........................................... — 3,063,473 — 3,063,473
Biotechnology ......................................... — 1,481,806 — 1,481,806
Broadline Retail ........................................ — 428,208 — 428,208
Building Products ....................................... — 2,032,147 — 2,032,147
Capital Markets ........................................ — 7,439,584 — 7,439,584
Chemicals ............................................ — 323,130 — 323,130
Commercial Services & Supplies ............................. — 401,849 — 401,849
Communications Equipment ................................ — 1,087,098 — 1,087,098
Construction & Engineering ................................ — 1,139,859 — 1,139,859
Construction Materials .................................... — 83,116 — 83,116
Consumer Finance ...................................... — 3,065,543 — 3,065,543
Containers & Packaging .................................. — 129,611 — 129,611
Diversified REITs ....................................... — 1,303,371 — 1,303,371
Diversified Telecommunication Services ........................ — 1,195,139 — 1,195,139
Electric Utilities ........................................ — 2,982,896 — 2,982,896
Electronic Equipment, Instruments & Components ................. — 1,198,154 — 1,198,154
Energy Equipment & Services .............................. — 345,622 — 345,622
Entertainment ......................................... — 99,690 — 99,690
Financial Services ...................................... — 2,387,626 — 2,387,626
Food Products ......................................... — 1,115,162 — 1,115,162
Gas Utilities ........................................... — 252,012 — 252,012
Ground Transportation ................................... — 495,642 — 495,642
Health Care Equipment & Supplies ........................... — 1,164,980 — 1,164,980
Health Care Providers & Services ............................ — 5,291,705 — 5,291,705
Health Care Technology .................................. — 1,415,657 — 1,415,657
Hotels, Restaurants & Leisure .............................. — 473,713 — 473,713
Household Durables ..................................... — 1,353,139 — 1,353,139
Industrial Conglomerates .................................. — 1,000,652 — 1,000,652
Insurance ............................................ — 2,693,205 — 2,693,205
IT Services ........................................... — 2,720,632 — 2,720,632
Life Sciences Tools & Services .............................. — 16,460 — 16,460
Machinery ............................................ — 586,708 — 586,708
Media ............................................... — 847,191 — 847,191
Metals & Mining ........................................ — 1,258,014 — 1,258,014
Mortgage Real Estate Investment Trusts (REITs) .................. — 48,515 — 48,515
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Balanced Portfolio

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Multi-Utilities .......................................... $ — $ 107,491 $ — $ 107,491
Oil, Gas & Consumable Fuels ............................... — 4,465,580 — 4,465,580
Passenger Airlines ...................................... — 293,971 — 293,971
Pharmaceuticals ....................................... — 2,636,447 — 2,636,447
Professional Services .................................... — 1,348,773 — 1,348,773
Real Estate Management & Development ....................... — 1,081,293 — 1,081,293
Semiconductors & Semiconductor Equipment .................... — 4,530,832 — 4,530,832
Software ............................................. — 4,389,778 — 4,389,778
Specialized REITs ...................................... — 941,571 — 941,571
Specialty Retail ........................................ — 1,688,127 — 1,688,127
Technology Hardware, Storage & Peripherals .................... — 485,292 — 485,292
Textiles, Apparel & Luxury Goods ............................ — 20,947 — 20,947
Trading Companies & Distributors ............................ — 31,384 — 31,384
Wireless Telecommunication Services ......................... — 175,426 — 175,426
Foreign Government Obligations .............................. — 351,990 — 351,990
Investment Companies .................................... 9,632,838 — — 9,632,838
Non-Agency Mortgage-Backed Securities ........................ — 623,094 — 623,094
Other Interests .......................................... — — — —
Preferred Securities
Automobiles .......................................... — 290,189 — 290,189
Banks ............................................... 320,430 — — 320,430
Chemicals ............................................ 266,146 — — 266,146
Electric Utilities ........................................ 3 — — 3
Electrical Equipment ..................................... 127,693 — — 127,693
Metals & Mining ........................................ 37,707 — — 37,707
Passenger Airlines ...................................... 15,294 — — 15,294
U.S. Government Sponsored Agency Securities .................... — 32,281,957 — 32,281,957
U.S. Treasury Obligations ................................... — 45,984,218 — 45,984,218
Short-Term Securities
Money Market Funds ...................................... 11,189,275 — — 11,189,275
U.S. Treasury Obligations ................................... — 393,458 — 393,458
$ 212,931,633 $ 254,570,231 $ 1,000 $ 467,502,864
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 10,258 $ 731,025 $ — $ 741,283
Foreign currency exchange contracts ............................ — 161,368 — 161,368
Interest rate contracts ....................................... 161,313 — — 161,313
Liabilities
Credit contracts ........................................... — (20,615) — (20,615)
Equity contracts ........................................... (99,667) — — (99,667)
Foreign currency exchange contracts ............................ — (42) — (42)
Interest rate contracts ....................................... (398,225) — — (398,225)
$ (326,321) $ 871,736 $ — $ 545,415
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statements of Assets and Liabilities
(unaudited)

June 30, 2024

Statements of Assets and Liabilities
BlackRock
Advantage
Large Cap Core
Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global
Allocation
Portfolio
(a)
BlackRock
Government
Money Market
Portfolio
ASSETS
Investments, at value — unaffiliated
(b) (c)
......................................... $ 207,678,251 $ 248,913,507 $ 139,290,870 $ 72,772,660
Investments, at value — affiliated
(d)
............................................ 7,505,991 10,168,573 13,675,876 —
Cash ............................................................... — — — 6,235,923
Cash held for investments sold short ........................................... — — 305,861 —
Cash pledged:
Collateral — exchange-traded options written .................................... — — 60,000 —
Futures contracts ...................................................... 72,000 — 1,186,000 —
Centrally cleared swaps .................................................. — — 1,464,000 —
Foreign currency, at value
(e)
................................................. — 801 455,999 —
Repurchase agreements, at value
(f)
............................................ — — — 37,500,000
Receivables: – – – –
Investment s sold ...................................................... 2,246,576 48,243 270,214 —
Options written ........................................................ — — 2,843 —
Securities lending income — affiliated ........................................ 1,134 1,840 826 —
Swaps   ............................................................ — — 117,818 —
Capital shares sold ..................................................... — — — 26,474
Dividends — unaffiliated ................................................. 106,129 10,928 97,467 —
Dividends — affiliated ................................................... 7,962 1,145 27,535 —
Interest — unaffiliated ................................................... — — 474,181 209,168
Variation margin on futures contracts ......................................... — — 149,449 —
Variation margin on centrally cleared swaps .................................... — — 3,379 —
Swap premiums paid ..................................................... — — 18,136 —
Unrealized appreciation on: – – – –
Forward foreign currency exchange contracts ................................... — — 332,655 —
OTC swaps .......................................................... — — 192,955 —
Prepaid e xpenses ....................................................... 1,052 1,156 1,028 1,043
Other assets ........................................................... — — 1,119 —
Total a ssets ...........................................................
217,619,095 259,146,193 158,128,211 116,745,268
LIABILITIES
Bank overdraft .......................................................... — — 38,825 —
Collateral on securities loaned ............................................... 6,083,899 9,709,831 5,818,879 —
Options written, at value
(g)
.................................................. — — 333,736 —
Payables: – – – –
Investments purchased .................................................. 1,914,740 — 3,070,238 1,485,000
Accounting services fees ................................................. 27,713 28,227 88,064 15,845
Capital shares redeemed ................................................. 33,483 52,495 40,142 31,492
Custodian fees ........................................................ 16,741 4,507 85,895 4,421
Deferred foreign capital gain tax ............................................ — — 6,169 —
Investment advisory fees ................................................. 63,563 75,381 12,037 33,711
Professional fees ...................................................... 23,155 22,732 38,965 35,176
Registration fees ...................................................... 17 17 17 2,933
Transfer agent fees .................................................... 77,773 91,410 73,287 34,286
Other accrued expenses ................................................. 21,096 12,550 52,060 13,174
Variation margin on futures contracts ......................................... 6,368 — 59,348 —
Swap premiums received .................................................. — — 2,608 —
Unrealized depreciation on: – – – –
Forward foreign currency exchange contracts ................................... — — 264,568 —
OTC swaps .......................................................... — — 141,804 —
Unfunded floating rate loan interests ......................................... — — 43 —
Total li abilities ..........................................................
8,268,548 9,997,150 10,126,685 1,656,038
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 209,350,547 $ 249,149,043 $ 148,001,526 $ 115,089,230
See notes to financial statements.

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2024
2024
BlackRock Semi-Annual Financial Statements

See notes to financial statements.
BlackRock
Advantage
Large Cap Core
Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global
Allocation
Portfolio
(a)
BlackRock
Government
Money Market
Portfolio
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 147,537,348 $ 123,011,891 $ 131,863,887 $ 115,086,361
Accumulated earnings .................................................... 61,813,199 126,137,152 16,137,639 2,869
NET ASSETS ..........................................................
$ 209,350,547 $ 249,149,043 $ 148,001,526 $ 115,089,230
(a)
  Consolidated Statement of Assets and Liabilities.
(b)
  Investments, at cost — unaffiliated ....................................... $ 165,765,246 $ 130,118,824 $ 126,968,693 $ 72,772,660
(c)
  Securities loaned, at value ............................................ $ 6,016,410 $ 9,382,329 $ 5,637,954 $ —
(d)
  Investments, at cost — affiliated ......................................... $ 7,505,991 $ 10,168,227 $ 14,647,596 $ —
(e)
  Foreign currency, at cost ............................................. $ — $ 812 $ 455,741 $ —
(f)
  Repurchase agreements, at cost ........................................ $ — $ — $ — $ 37,500,000
(g)
  Premiums received ................................................. $ — $ — $ 299,541 $ —

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2024

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Advantage
Large Cap Core
Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global Allocation
Portfolio
(a)
BlackRock
Government
Money Market
Portfolio
NET ASSET VALUE
Net assets .........................................................
$ 209,350,547 $ 249,149,043 $ 148,001,526 $ 115,089,230
Shares outstanding ...................................................
7,053,743 4,361,696 9,196,465 115,086,367
Net asset value .....................................................
$ 29.68 $ 57.12 $ 16.09 $ 1.00
Shares authorized ...................................................
100 million 100 million 100 million 2.0 billion
Par value ......................................................... $ 0.10 $ 0.10 $ 0.10 $ 0.10

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2024
2024
BlackRock Semi-Annual Financial Statements

See notes to financial statements.
BlackRock High
Yield Portfolio
BlackRock
Sustainable
Balanced
Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 19,701,195 $ 446,680,751
Investments, at value — affiliated
(c)
........................................................................... 527,603 20,822,113
Cash .............................................................................................. 177,918 20,271
Cash pledged:
Futures contracts ..................................................................................... — 2,600,000
Centrally cleared swaps ................................................................................. 17,000 346,000
Foreign currency, at value
(d)
................................................................................ 1,455 820,881
Receivables: – –
Investment s sold ..................................................................................... — 1,499,404
Securities lending income — affiliated ....................................................................... — 966
Dividends — unaffiliated ................................................................................ 720 516,844
Dividends — affiliated .................................................................................. 1,197 31,289
Interest — unaffiliated .................................................................................. 365,005 1,605,863
From the Manager .................................................................................... 7,895 —
Variation margin on futures contracts ........................................................................ — 361,213
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. — 161,368
OTC swaps ......................................................................................... — 716,315
Prepaid e xpenses ...................................................................................... 428 2,153
Total a ssets ..........................................................................................
20,800,416 476,185,431
LIABILITIES
Cash received:
Collateral — OTC derivatives ............................................................................. — 540,000
Collateral on securities loaned .............................................................................. — 6,757,601
Payables: – –
Investments purchased ................................................................................. 89,742 8,508,026
Accounting services fees ................................................................................ 24,249 34,036
Capital shares redeemed ................................................................................ 7,057 106,582
Custodian fees ....................................................................................... 5,106 61,054
Deferred foreign capital gain tax ........................................................................... — 38,285
Income dividend distributions ............................................................................. 101,824 —
Investment advisory fees ................................................................................ — 137,831
Directors' and Officer's fees .............................................................................. — 185
Professional fees ..................................................................................... 4,398 63,570
Registration fees ..................................................................................... 17 17
Transfer agent fees ................................................................................... 9,713 186,694
Other accrued expenses ................................................................................ 11,601 21,891
Variation margin on futures contracts ........................................................................ — 9,767
Variation margin on centrally cleared swaps ................................................................... 51 1,025
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. 1,526 42
Total li abilities .........................................................................................
255,284 16,466,606
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 20,545,132 $ 459,718,825

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2024

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock High
Yield Portfolio
BlackRock
Sustainable
Balanced
Portfolio
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 23,984,875 $ 398,178,342
Accumulated earnings (loss) ............................................................................... (3,439,743) 61,540,483
NET ASSETS .........................................................................................
$ 20,545,132 $ 459,718,825
(a)
  Investments, at cost — unaffiliated ................................................................... $ 19,820,331 $ 414,617,256
(b)
  Securities loaned, at value ........................................................................ $ — $ 5,925,865
(c)
  Investments, at cost — affiliated ..................................................................... $ 508,575 $ 19,919,518
(d)
  Foreign currency, at cost ......................................................................... $ 1,463 $ 834,521

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2024
2024
BlackRock Semi-Annual Financial Statements

See notes to financial statements.
BlackRock High
Yield Portfolio
BlackRock
Sustainable
Balanced
Portfolio
NET ASSET VALUE
Net assets .........................................................................................
$ 20,545,132 $ 459,718,825
Shares outstanding ...................................................................................
4,116,667 27,227,382
Net asset value .....................................................................................
$ 4.99 $ 16.88
Shares authorized ...................................................................................
100 million 300 million
Par value ......................................................................................... $ 0.0001 $ 0.10

Statements of Operations
(unaudited)

Six Months Ended June 30, 2024

Statements of Operations
BlackRock
Advantage
Large Cap Core
Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global
Allocation
Portfolio
(a)
BlackRock
Government
Money Market
Portfolio
INVESTMENT INCOME – – – –
Dividends — unaffiliated ................................................. $ 1,248,276 $ 515,712 $ 951,604 $ —
Dividends — affiliated ................................................... 46,493 8,197 284,512 —
Interest — unaffiliated ................................................... 2,975 126 1,371,616 3,102,511
Securities lending income — affiliated — net ................................... 14,381 16,925 5,825 —
Foreign taxes withheld .................................................. (14) (13,092) (55,400) —
Foreign withholding tax claims ............................................. — — 32,142 —
Total investment income ...................................................
1,312,111 527,868 2,590,299 3,102,511
EXPENSES
Investment advisory .................................................... 371,041 432,676 275,193 216,660
Transfer agent ........................................................ 137,257 165,446 101,713 92,767
Professional ......................................................... 32,067 32,418 62,913 36,537
Accounting services .................................................... 27,894 28,473 91,291 19,201
Custodian ........................................................... 18,407 4,358 152,394 5,675
Printing and postage ................................................... 12,258 8,754 9,032 9,103
Directors and Officer ................................................... 3,636 3,727 3,496 3,458
Miscellaneous ........................................................ 2,541 2,577 46,164 3,405
Total expenses excluding dividend expense and interest expense .......................
605,101 678,429 742,196 386,806
Dividend expense — unaffiliated ............................................ — — 1,020 —
Interest expense ...................................................... — 293 1,727 2,108
Total e xpenses .........................................................
605,101 678,722 744,943 388,914
Less: – – – –
Fees waived and/or reimbursed by the Manager ................................. (662) (115) (221,248) (7,481)
Transfer agent fees reimbursed by the Manager ................................. (109,705) (116,810) (99,227) (90,281)
Total ex penses after fees waived and/or reimbursed ................................
494,734 561,797 424,468 291,152
Net investment income (loss) ................................................
817,377 (33,929) 2,165,831 2,811,359
REALIZED AND UNREALIZED GAIN (LOSS) $ 29,623,509 $ 45,998,385 $ 7,066,173 $ 494
Net realized gain (loss) from:
Investments — unaffiliated
(b)
............................................ $ 17,004,097 $ 5,771,929 $ 4,537,286 $ 495
Investments — affiliated ............................................... (1,853) (1,568) 3,267 —
Forward foreign currency exchange contracts ................................. — — (1,162,788) —
Foreign currency transactions ........................................... 375 (322) (65,460) —
Futures contracts .................................................... 277,999 — (338,751) —
Options written ..................................................... — — 428,207 —
Short sales — unaffiliated .............................................. — — (49,949) —
Swaps   .......................................................... — — (802,113) —
17,280,618 5,770,039 2,549,699 495
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
............................................ 12,385,718 40,227,945 5,378,792 —
Investments — affiliated ............................................... (65) 660 (1,014,866) —
Forward foreign currency exchange contracts ................................. — — (90,128) —
Foreign currency translations ............................................ — (259) (4,756) —
Futures contracts .................................................... (42,763) — 230,478 —
Options written ..................................................... — — (50,126) —
Short sales — unaffiliated .............................................. — — 45,932 —
Swaps   .......................................................... — — 21,213 —
Unfunded floating rate loan interests ....................................... — — (65) —
12,342,890 40,228,346 4,516,474 —
Net realized and unrealized gain .............................................
29,623,508 45,998,385 7,066,173 495
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 30,440,885 $ 45,964,456 $ 9,232,004 $ 2,811,854
(a)
  Consolidated Statement of Operations.
(b)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ................. $ — $ — $ (976) $ —
(c)
  Net of increase in deferred foreign capital gain tax of .............................. $ — $ — $ (4,278) $ —
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended June 30, 2024
2024
BlackRock Semi-Annual Financial Statements

BlackRock High
Yield Portfolio
BlackRock
Sustainable
Balanced
Portfolio
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 1,857 $ 3,043,967
Dividends — affiliated .................................................................................. 21,044 342,187
Interest — unaffiliated .................................................................................. 734,245 3,531,103
Securities lending income — affiliated — net .................................................................. — 9,629
Foreign taxes withheld ................................................................................. — (230,103)
Foreign withholding tax claims ............................................................................ — 17,816
Total investment income ..................................................................................
757,146 6,714,599
EXPENSES
Investment advisory ................................................................................... 39,166 839,739
Professional ........................................................................................ 35,784 28,202
Printing and postage .................................................................................. 25,123 15,245
Accounting services ................................................................................... 24,742 34,599
Transfer agent ....................................................................................... 16,393 322,668
Custodian .......................................................................................... 8,284 73,260
Directors and Officer .................................................................................. 663 4,365
Miscellaneous ....................................................................................... 3,777 16,960
Total expenses excluding interest expense ......................................................................
153,932 1,335,038
Interest expense ..................................................................................... 39 15,558
Total e xpenses ........................................................................................
153,971 1,350,596
Less: – –
Fees waived and/or reimbursed by the Manager ................................................................ (88,788) (17,983)
Transfer agent fees reimbursed by the Manager ................................................................ (13,907) (231,242)
Total ex penses after fees waived and/or reimbursed ...............................................................
51,276 1,101,371
Net investment income ...................................................................................
705,870 5,613,228
REALIZED AND UNREALIZED GAIN (LOSS) $ (68,534) $ 32,733,275
Net realized gain (loss) from:
Investments — unaffiliated
(b)
........................................................................... $ (65,717) $ 17,296,548
Investments — affiliated .............................................................................. — (551)
Forward foreign currency exchange contracts ................................................................ (10,149) (294,629)
Foreign currency transactions .......................................................................... 894 (41,776)
Futures contracts ................................................................................... (12,732) (753,386)
Options written .................................................................................... 1,445 —
Swaps   ......................................................................................... 16,334 4,362,402
(69,925) 20,568,608
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
........................................................................... 11,331 12,626,478
Investments — affiliated .............................................................................. (1,425) 509,518
Forward foreign currency exchange contracts ................................................................ (7,284) (130,713)
Foreign currency translations ........................................................................... (34) (35,307)
Futures contracts ................................................................................... 9,534 1,404,354
Options written .................................................................................... (597) —
Swaps   ......................................................................................... (10,136) (2,209,663)
1,389 12,164,667
Net realized and unrealized gain (loss) ........................................................................
(68,536) 32,733,275
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 637,334 $ 38,346,503
(b)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ................................................ $ — $ (2,154)
(c)
  Net of increase in deferred foreign capital gain tax of ............................................................. $ — $ (16,677)
See notes to financial statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Advantage Large Cap Core Portfolio BlackRock Capital Appreciation Portfolio
Six Months Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Six Months Ended
06/30/24
(unaudited)
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ........................................ $ 817,377 $ 1,799,821 $ (33,929) $ 352,484
Net realized gain ................................................ 17,280,618 6,046,976 5,770,039 6,797,779
Net change in unrealized appreciation (depreciation) ........................ 12,342,890 32,152,969 40,228,346 66,939,502
Net increase in net assets resulting from operations ...........................
30,440,885 39,999,766 45,964,456 74,089,765
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
— (4,991,092) — (5,361,092)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .................
(9,584,492) (12,557,885) (9,762,847) (11,577,028)
NET ASSETS
Total increase in net assets ........................................... 20,856,393 22,450,789 36,201,609 57,151,645
Beginning of period ................................................
188,494,154 166,043,365 212,947,434 155,795,789
End of period ....................................................
$ 209,350,547 $ 188,494,154 $ 249,149,043 $ 212,947,434
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2024
BlackRock Semi-Annual Financial Statements

See notes to financial statements.
BlackRock Global Allocation Portfolio
(a)
BlackRock Government Money Market Portfolio
Six Months Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Six Months Ended
06/30/24
(unaudited)
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 2,165,831 $ 3,786,471 $ 2,811,359 $ 4,933,447
Net realized gain ................................................ 2,549,699 3,265,701 495 324
Net change in unrealized appreciation (depreciation) ........................ 4,516,474 10,877,960 — —
Net increase in net assets resulting from operations ...........................
9,232,004 17,930,132 2,811,854 4,933,771
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders .................
— (4,183,933) (2,813,468) (4,931,339)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
(8,769,523) (10,869,028) (411,379) 21,403,982
NET ASSETS
Total increase (decrease) in net assets ................................... 462,481 2,877,171 (412,993) 21,406,414
Beginning of period ................................................
147,539,045 144,661,874 115,502,223 94,095,809
End of period ....................................................
$ 148,001,526 $ 147,539,045 $ 115,089,230 $ 115,502,223
(a)
Consolidated Statements of Changes in Net Assets.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock High Yield Portfolio BlackRock Sustainable Balanced Portfolio
Six Months Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Six Months Ended
06/30/24
(unaudited)
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 705,870 $ 1,290,309 $ 5,613,228 $ 10,254,081
Net realized gain (loss) ............................................ (69,925) (988,440) 20,568,608 9,832,966
Net change in unrealized appreciation (depreciation) ........................ 1,389 2,179,686 12,164,667 46,346,146
Net increase in net assets resulting from operations ...........................
637,334 2,481,555 38,346,503 66,433,193
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(714,724) (1,311,289) — (14,721,517)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
(1,083,710) 726,041 (22,961,323) (29,900,777)
NET ASSETS
Total increase (decrease) in net assets ................................... (1,161,100) 1,896,307 15,385,180 21,810,899
Beginning of period ................................................
21,706,232 19,809,925 444,333,645 422,522,746
End of period ....................................................
$ 20,545,132 $ 21,706,232 $ 459,718,825 $ 444,333,645
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements

BlackRock Advantage Large Cap Core Portfolio
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period .................
$ 25.46  $ 20.86  $ 27.24  $ 26.14  $ 23.90  $ 19.76
Net investment income
(a)
.........................
0 .11  0 .24  0 .26  0 .25  0 .28  0 .35
Net realized and unrealized gain (loss) ................
4.11  5.05  (5.69) 6.98  4.43  5.38
Net increase (decrease) from investment operations ........ 4.22  5.29  (5.43) 7.23  4.71  5.73
Distributions
(b)
– – – – – –
From net investment income ......................
—  ( 0 .24 ) ( 0 .27 ) ( 0 .25 ) ( 0 .34 ) ( 0 .34 )
From net realized gain ...........................
—  ( 0 .45 ) ( 0 .68 ) ( 5 .88 ) ( 2 .13 ) ( 1 .25 )
Total distributions ............................... —  (0.69) (0.95) (6.13) (2.47) (1.59)
Net asset value, end of period ...................... $ 29.68  $ 25.46  $ 20.86  $ 27.24  $ 26.14  $ 23.90
Total Return
(c)
— — — — — —
Based on net asset value .......................... 16.58%
(d)
25.41% (19.89)% 28.43% 19.99% 29.09%
Ratios to Average Net Assets
(e)
Total expen ses .................................
0.61%
(f)
0.63% 0.60% 0.57% 0.59% 0.60%
Total expenses after fees waived and/or reimbursed ........
0.50%
(f)
0.50% 0.50% 0.47% 0.49% 0.50%
Net investment income ............................
0.83%
(f)
1.02% 1.14% 0.85% 1.18% 1.52%
Supplemental Data
Net assets, end of period (000) ...................... $ 209,351  $ 188,494  $ 166,043  $ 232,661  $ 196,166  $ 188,907
Portfolio turnover rate ............................. 57% 113% 117% 116% 124% 131%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Capital Appreciation Portfolio
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period .................
$ 46.82  $ 32.11  $ 57.19  $ 56.30  $ 43.39  $ 36.63
Net investment income (loss)
(a)
.....................
( 0 .01 ) 0 .08  0 .09  ( 0 .01 ) ( 0 .00 )
(b)
0 .06
Net realized and unrealized gain (loss) ................
10.31  15.83  (21.45) 11.61  17.32  11.86
Net increase (decrease) from investment operations ........ 10.30  15.91  (21.36) 11.60  17.32  11.92
Distributions
(c)
– – – – – –
From net investment income ......................
—  ( 0 .04 ) ( 0 .09 ) ( 0 .02 ) ( 0 .01 ) ( 0 .05 )
From net realized gain ...........................
—  ( 1 .16 ) ( 3 .63 ) (10.69) ( 4 .40 ) ( 5 .11 )
Total distributions ............................... —  (1.20) (3.72) (10.71) (4.41) (5.16)
Net asset value, end of period ...................... $ 57.12  $ 46.82  $ 32.11  $ 57.19  $ 56.30  $ 43.39
Total Return
(d)
— — — — — —
Based on net asset value .......................... 22.00%
(e)
49.60% (37.59)% 21.22% 40.16% 32.79%
Ratios to Average Net Assets
(f)
Total expen ses .................................
0.59%
(g)
0.60% 0.59% 0.57% 0.59% 0.58%
Total expenses after fees waived and/or reimbursed ........
0.49%
(g)
0.51% 0.50% 0.47% 0.49% 0.48%
Net investment income (loss) ........................
(0.03)%
(g)
0.19% 0.21% (0.02)% (0.01)% 0.13%
Supplemental Data
Net assets, end of period (000) ...................... $ 249,149  $ 212,947  $ 155,796  $ 276,081  $ 247,240  $ 195,938
Portfolio turnover rate ............................. 11% 22% 63% 41% 38% 42%
(a)
Based on average shares outstanding.
(b)
Amount is greater than $(0.005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements

(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in total return swaps.
BlackRock Global Allocation Portfolio
(a)
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period .................
$ 15.12  $ 13.74  $ 16.85  $ 17.96  $ 16.03  $ 14.20
Net investment income
(b)
.........................
0 .23  0 .38  0 .24  0 .25  0 .18  0 .27
Net realized and unrealized gain (loss) ................
0.74  1.44  (2.89) 0.97  3.15  2.28
Net increase (decrease) from investment operations ........ 0.97  1.82  (2.65) 1.22  3.33  2.55
Distributions
(c)
– – – – – –
From net investment income ......................
—  ( 0 .36 ) —  ( 0 .22 ) ( 0 .26 ) ( 0 .24 )
From net realized gain ...........................
—  ( 0 .08 ) ( 0 .44 ) ( 2 .11 ) ( 1 .14 ) ( 0 .48 )
Return of capital ............................... —  —  ( 0 .02 ) —  —  —
Total distributions ............................... —  (0.44) (0.46) (2.33) (1.40) (0.72)
Net asset value, end of period ...................... $ 16.09  $ 15.12  $ 13.74  $ 16.85  $ 17.96  $ 16.03
Total Return
(d)
— — — — — —
Based on net asset value .......................... 6.42%
(e)
13.25% (15.73)% 6.79% 20.95% 18.05%
Ratios to Average Net Assets
(f)
Total expen ses .................................
1.02%
(g)
1.01% 1.02% 0.87% 0.83% 0.79%
Total expenses after fees waived and/or reimbursed ........
0.58%
(g)
0.57% 0.57% 0.58% 0.58% 0.57%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense, broker fees and expenses on short sales .........................
0.57%
(g)
0.57% 0.57% 0.57% 0.57% 0.57%
Net investment income ............................
2.95%
(g)
2.63% 1.65% 1.34% 1.08% 1.72%
Supplemental Data
Net assets, end of period (000) ...................... $ 148,002  $ 147,539  $ 144,662  $ 192,500  $ 200,541  $ 185,582
Portfolio turnover rate
(h)
............................ 84% 211%
(i)
114% 134% 159% 207%
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (excluding MDRs) ...............................
71% 152% 105% 123% 158% 207%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Government Money Market Portfolio
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period .................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........................
0 .0242  0 .0459  0 .0121  0 .0000
(a)
0 .0026  0 .0177
Net realized and unrealized gain (loss) ................
0.0000
(a)
(0.0003)
(b)
0.0003  0.0001  0.0000
(a)
0.0000
(a)
Net increase from investment operations ................ 0.0242  0.0456  0.0124  0.0001  0.0026  0.0177
Distributions
(c)
– – – – – –
From net investment income ......................
( 0 .0242 ) ( 0 .0456 ) ( 0 .0124 ) ( 0 .0001 ) ( 0 .0026 ) ( 0 .0177 )
From net realized gain ...........................
—  —  ( 0 .0000 )
(d)
( 0 .0000 )
(d)
( 0 .0000 )
(d)
( 0 .0000 )
(d)
Total distributions ............................... (0.0242) (0.0456) (0.0124) (0.0001) (0.0026) (0.0177)
Net asset value, end of period ...................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — — —
Based on net asset value .......................... 2.43%
(f)
4.65% 1.26% 0.01% 0.26% 1.78%
Ratios to Average Net Assets
Total expen ses .................................
0.67%
(g)
0.68% 0.51% 0.50% 0.62% 0.62%
Total expenses after fees waived and/or reimbursed ........
0.50%
(g)
0.50% 0.40% 0.08% 0.33% 0.50%
Net investment income ............................
4.87%
(g)
4.59% 1.21% 0.00%
(h)
0.28% 1.77%
Supplemental Data
Net assets, end of period (000) ...................... $ 115,089  $ 115,502  $ 94,096  $ 103,786  $ 108,915  $ 112,454
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
(h)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements

BlackRock High Yield Portfolio
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ................
$ 5.01  $ 4.73  $ 5.59  $ 5.54  $ 5.43  $ 5.00
Net investment income
(a)
........................
0 .17  0 .30  0 .26  0 .27  0 .29  0 .31
Net realized and unrealized gain (loss) ...............
(0.02) 0.28  (0.85) 0.05  0.11  0.43
Net increase (decrease) from investment operations ....... 0.15  0.58  (0.59) 0.32  0.40  0.74
Distributions
(b)
– – – – – –
From net investment income .....................
( 0 .17 ) ( 0 .30 ) ( 0 .26 ) ( 0 .27 ) ( 0 .29 ) ( 0 .31 )
Return of capital .............................. —  —  ( 0 .01 ) ( 0 .00 )
(c)
—  —
Total distributions .............................. (0.17) (0.30) (0.27) (0.27) (0.29) (0.31)
Net asset value, end of period ..................... $ 4.99  $ 5.01  $ 4.73  $ 5.59  $ 5.54  $ 5.43
Total Return
(d)
— — — — — —
Based on net asset value ......................... 3.04%
(e)
12.80% (10.64)% 5.93% 7.80% 15.04%
Ratios to Average Net Assets
(f)
Total expen ses ................................
1.47%
(g)
1.45%
(h)
1.26% 1.46% 1.27% 1.15%
Total expenses after fees waived and/or reimbursed .......
0.49%
(g)
0.53%
(h)
0.50% 0.50% 0.50% 0.50%
Net investment income ...........................
6.76%
(g)
6.23% 5.27% 4.83% 5.48% 5.76%
Supplemental Data
Net assets, end of period (000) ..................... $ 20,545  $ 21,706  $ 19,810  $ 24,851  $ 28,919  $ 30,673
Portfolio turnover rate ............................ 31% 56% 55% 55% 89% 74%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.42% and 0.50% respectively.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Balanced Portfolio
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period .................
$ 15.51  $ 13.76  $ 16.67  $ 16.79  $ 15.86  $ 13.97
Net investment income
(a)
.........................
0 .20  0 .35  0 .26  0 .19  0 .25  0 .33
Net realized and unrealized gain (loss) ................
1.17  1.93  (2.89) 2.59  2.23  2.75
Net increase (decrease) from investment operations ........ 1.37  2.28  (2.63) 2.78  2.48  3.08
Distributions
(b)
– – – – – –
From net investment income ......................
—  ( 0 .26 ) ( 0 .13 ) ( 0 .19 ) ( 0 .29 ) ( 0 .33 )
From net realized gain ...........................
—  ( 0 .27 ) ( 0 .15 ) ( 2 .71 ) ( 1 .26 ) ( 0 .86 )
Total distributions ............................... —  (0.53) (0.28) (2.90) (1.55) (1.19)
Net asset value, end of period ...................... $ 16.88  $ 15.51  $ 13.76  $ 16.67  $ 16.79  $ 15.86
Total Return
(c)
— — — — — —
Based on net asset value .......................... 8.83%
(d)
16.56% (15.76)% 16.65% 15.75% 22.06%
Ratios to Average Net Assets
(e)
Total expen ses .................................
0.60%
(f)
0.63% 0.62% 0.59% 0.61% 0.63%
Total expenses after fees waived and/or reimbursed ........
0.49%
(f)
0.51% 0.50% 0.49% 0.50% 0.52%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .......................
0.48%
(f)
0.50% 0.48% 0.48% 0.48% 0.49%
Net investment income ............................
2.51%
(f)
2.37% 1.78% 1.08% 1.56% 2.08%
Supplemental Data
Net assets, end of period (000) ...................... $ 459,719  $ 444,334  $ 422,523  $ 552,083  $ 523,771  $ 500,622
Portfolio turnover rate
(g)
............................ 54% 121% 229% 343% 345% 320%
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (excluding MDRs) ...............................
44% 97% 187% 218% 238% 228%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2024
BlackRock Semi-Annual Financial Statements

1. ORGANIZATION
BlackRock Series Fund, Inc. (“Series Fund”) and BlackRock Series Fund II, Inc. (“Series Fund II” and together with Series Fund, the “Companies” and each, a “Company”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Company is organized as a Maryland corporation and is comprised of the separate portfolios indicated below. Series Fund is comprised of 5 separate portfolios and Series Fund II is comprised of 1 portfolio. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
The Funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts.
Advantage Large Cap Core, Capital Appreciation, Global Allocation, Government Money Market and Sustainable Balanced, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
High Yield, together with certain other registered investment companies advised by the Manager or its affiliates, is included in a complex of funds referred to as the BlackRock
Fixed-Income Complex.
Government Money Market operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to discretionary liquidity fees.
Basis of Consolidation: The accompanying consolidated financial statements of Global Allocation include the accounts of BlackRock Cayman Global Allocation Portfolio
I, Ltd. (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of Global Allocation and primarily invests in commodity-related instruments and other derivatives. The
Cayman Subsidiary enables Global Allocation to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Global Allocation may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $4,890,600, which is 3.3% of Global
Allocation's consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to Global Allocation, except that the Cayman Subsidiary may invest without limitation in commodity-related instruments.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
"trade dates") . Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-
dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the  Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends
Fund Name Company Herein Referred To As
Diversification
Classification
BlackRock Advantage Large Cap Core Portfolio ................... Series Fund Advantage Large Cap Core Diversified
BlackRock Capital Appreciation Portfolio ........................ Series Fund Capital Appreciation Diversified
BlackRock Global Allocation Portfolio .......................... Series Fund Global Allocation Diversified
BlackRock Government Money Market Portfolio ................... Series Fund Government Money Market Diversified
BlackRock High Yield Portfolio ............................... Series Fund II High Yield Diversified
BlackRock Sustainable Balanced Portfolio ....................... Series Fund Sustainable Balanced Diversified

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2024 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  For Government Money Market and High Yield, distributions from net investment income are declared daily and paid monthly. For Advantage Large Cap
Core, Capital Appreciation, Global Allocation and Sustainable Balanced, distributions from net investment income are declared and paid at least annually. For each Fund, distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with
U.S. federal income tax regulations, which may differ from U.S. GAAP.
Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman
Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of Series Fund II, the directors who are not
“interested persons” of High Yield, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of High Yield, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's (except Government Money Market’s) investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Boards of Directors of the Companies (each a "Board" and together the "Boards") have approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees. U.S. GAAP defines fair value as the price Government Money Market would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Government Money Market’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.
Government Money Market seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s (except Government Money Market’s) assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements

may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Repurchase agreements are valued at amortized cost, which approximates market value.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2024, certain investments of the Funds were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements

corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, Global Allocation had the following unfunded floating rate loan interests:
Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds' maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements
of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate a fund to make future cash payments. As of June 30, 2024, Global Allocation had outstanding commitments of $ 164,287. These commitments are not included in the net assets of Global Allocation as of June 30, 2024.
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Global Allocation Helios Service Partners LLC, Delayed Draw 2nd Lien Term Loan . $ 6,892 $ 6,892 $ 6,849 $ (43)
$ (43)

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements

reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Statements of Assets and Liabilities. Securities segregated as collateral are denoted in the Schedules of Investments.
A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the
Statements of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Statements of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending:  The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any,  are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
As of period end, the following tables are a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Advantage Large Cap Core
Citigroup Global Markets, Inc. .................... $ 834,744 $ (834,744) $ — $ —
Goldman Sachs & Co. LLC ...................... 2,856,090 (2,856,090) — —
J.P. Morgan Securities LLC ...................... 2,283,111 (2,283,111) — —
Morgan Stanley .............................. 42,465 (42,465) — —
$ 6,016,410 $ (6,016,410) $ — $ —
Capital Appreciation
BofA Securities, Inc. ........................... 8,233,159 (8,233,159) — —
J.P. Morgan Securities LLC ...................... 1,149,170 (1,149,170) — —
$ 9,382,329 $ (9,382,329) $ — $ —
Global Allocation
Barclays Capital, Inc. .......................... 2,332 (2,332) — —
BofA Securities, Inc. ........................... 98,417 (98,417) — —
Citigroup Global Markets, Inc. .................... 377,489 (377,489) — —
Goldman Sachs & Co. LLC ...................... 343,423 (343,423) — —
J.P. Morgan Securities LLC ...................... 960,302 (960,302) — —
Jefferies LLC ............................... 2,986 (2,986) — —
Morgan Stanley .............................. 951,775 (951,775) — —
State Street Bank & Trust Co. .................... 2,459,676 (2,459,676) — —
Toronto-Dominion Bank ........................ 441,554 (441,554) — —
$ 5,637,954 $ (5,637,954) $ — $ —
Sustainable Balanced
BofA Securities, Inc. ........................... 522,840 (522,840) — —
Citigroup Global Markets, Inc. .................... 64,691 (64,691) — —
Goldman Sachs & Co. LLC ...................... 3,089,447 (3,089,447) — —
J.P. Morgan Securities LLC ...................... 1,636,738 (1,636,738) — —
Jefferies LLC ............................... 148,552 (148,552) — —
Morgan Stanley .............................. 399,672 (399,672) — —
National Financial Services LLC ................... 63,925 (63,925) — —
$ 5,925,865 $ (5,925,865) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in these tables. The total cash collateral received by each Fund is disclosed in the Funds'
Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Interest rate caps and floors – Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or “cap.”
Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that a Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
Foreign currency options – The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements

terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Company, on behalf of its respective Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee based on the percentage of the six combined Funds’ average daily net assets at the following annual rates:
The portion of the assets of a Fund to which the rate at each breakpoint level applies will be determined on a “uniform percentage” basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate average daily net assets of the six combined Funds that falls within that breakpoint level by the aggregate average daily net assets of the six combined Funds. The amount of the fee for a Fund at each breakpoint level is determined by multiplying the average daily net assets of that Fund by the uniform percentage applicable to that breakpoint level and multiplying the product by the applicable advisory fee rate.
The Manager provides investment management and other services to the Cayman Subsidiary. The Manager does not receive separate compensation from the Cayman
Subsidiary for providing investment management or administrative services. However, Global Allocation pays the Manager based on the net assets, which includes the assets of the Cayman Subsidiary.
With respect to High Yield, the Manager entered into a separate sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The
Manager pays BIL for services it provides for that portion of High Yield for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by High Yield to the Manager.
With respect to Sustainable Balanced, the Manager entered into separate sub-advisory agreements with BIL and BlackRock (Singapore) Limited (“BSL”) (collectively, the
“Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of Sustainable Balanced for which BIL or BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Sustainable Balanced to the Manager.
With respect to Global Allocation, the Manager entered into separate sub-advisory agreements with BIL, effective March 11, 2024 and BSL (collectively, the “Sub-
Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of Global Allocation for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Global Allocation to the Manager.
Distribution Fees: Each Company , on behalf of its respective Funds, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager.
Transfer Agent: On behalf of each Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Funds with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will
Average Daily Net Assets of the Six Combined Funds
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.50%
$250 million - $300 million ................................................................................................. 0.45
$300 million - $400 million ................................................................................................ 0.40
$400 million - $800 million ................................................................................................. 0.35
Greater than $800 million ................................................................................................. 0.30

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations . For the six months ended June 30, 2024 , the Funds did not pay any amounts to affiliates in return for these services.
Expense Limitations, Waivers and Reimbursements: With respect to each Fund (other than Government Money Market), the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds
(the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent
Directors, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2024, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s (other than Government Money Market’s) assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a
Fund.  These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by each Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in transfer agent fees reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2024, expense reimbursements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name
Fees waived
and/or reimbursed
by the Manager
Advantage Large Cap Core .............................................................................................. $ 662
Capital Appreciation ................................................................................................... 115
Global Allocation ..................................................................................................... 3,652
High Yield .......................................................................................................... 143
Sustainable Balanced .................................................................................................. 3,817
Fund Name
Fees waived
and/or reimbursed
by the Manager
Global Allocation ......................................................................................................... $ 2,503
High Yield .............................................................................................................. 656
Sustainable Balanced ...................................................................................................... 14,166
Fund Name
Advantage Large Cap Core ........................................................................................... 0.04%
Capital Appreciation ................................................................................................ 0.04
Global Allocation .................................................................................................. 0.04
Government Money Market ........................................................................................... 0.02
High Yield ....................................................................................................... 0.05
Sustainable Balanced ............................................................................................... 0.04
Fund Name
Transfer agent
fees reimbursed
by the Manager
Advantage Large Cap Core .................................................................................................. $ 95,197
Capital Appreciation ....................................................................................................... 116,810
Global Allocation ......................................................................................................... 69,879
Government Money Market .................................................................................................. 78,729
High Yield .............................................................................................................. 8,686
Sustainable Balanced ...................................................................................................... 230,626
Fund Name
Advantage Large Cap Core ................................................................................................... 0.50%
Capital Appreciation ........................................................................................................ 0.57
Global Allocation .......................................................................................................... 0.57
Government Money Market ................................................................................................... 0.50
High Yield ............................................................................................................... 0.50
Sustainable Balanced ....................................................................................................... 0.50

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025. The contractual agreement may be terminated, with respect to each Fund, upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended June 30, 2024, the following amounts are included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed by the Manager in the Statements of Operations:
.
The Manager has also voluntarily agreed to waive a portion of its investment advisory fees and/or reimburse operating expenses to enable Government Money Market to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statements of Operations as fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed by the Manager. The Manager may discontinue the waiver and/or reimbursement at any time. For the six months ended
June 30, 2024, there were no fees waived and/or reimbursed by the Manager under this agreement for Government Money Market.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, Advantage Large Cap Core and Capital Appreciation retain 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Advantage Large Cap Core and Capital Appreciation, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Pursuant to the current securities lending agreement, Global Allocation and Sustainable Balanced retain 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex, as applicable, in a calendar year exceeds a specified threshold, Global Allocation and Sustainable Balanced, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended June 30, 2024, each Fund paid BIM the following amounts for securities lending agent services:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any
Fund Name
Fees waived
and/or reimbursed
by the Manager
Global Allocation ......................................................................................................... $ 215,093
Government Money Market .................................................................................................. 7,481
High Yield .............................................................................................................. 87,989
Fund Name
Transfer agent
fees reimbursed
by the Manager
Advantage Large Cap Core .................................................................................................. $ 14,508
Global Allocation ......................................................................................................... 29,348
Government Money Market .................................................................................................. 11,552
High Yield .............................................................................................................. 5,221
Sustainable Balanced ...................................................................................................... 616
Fund Name Amounts
Advantage Large Cap Core .................................................................................................. $ 2,752
Capital Appreciation ....................................................................................................... 3,130
Global Allocation ......................................................................................................... 1,503
Sustainable Balanced ...................................................................................................... 1,976

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Funds did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Companies are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Companies’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls and excluding short-term securities, were as follows:
For the six months ended June 30, 2024, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of December 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
Fund Name Purchases Sales
Net Realized
Gain (Loss)
Advantage Large Cap Core ............................................................... $ 8,647,386 $ 15,039,064 $ 3,894,042
Capital Appreciation .................................................................... 265,854 — —
Sustainable Balanced ................................................................... 16,616,123 31,026,761 6,625,423
U.S. Government Securities
Other Securities
Fund Name Purchases Sales Purchases Sales
Advantage Large Cap Core ............................................... $ — $ — $ 112,009,487 $ 120,248,593
Capital Appreciation .................................................... — — 25,887,840 35,781,407
Global Allocation ...................................................... 29,484,320 32,505,084 85,480,883 87,612,826
High Yield ........................................................... — — 6,421,761 7,491,750
Sustainable Balanced ................................................... 88,138,060 92,386,123 151,007,104 163,187,179
Fund Name Purchases Sales
Global Allocation ...................................................................................... $ 17,340,227 $ 17,329,907
Sustainable Balanced ................................................................................... 45,742,259 45,718,815
Fund Name
Non-Expiring
Capital Loss
Carryforwards
Qualified Late-Year
Capital Losses
High Yield ........................................................................................... $ (3,133,805) $ —
Sustainable Balanced ................................................................................... — (4,054,584)

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements

As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
Each Company, on behalf of each Fund (except for Government Money Market), along with certain other funds managed by the Manager and its affiliates (“Participating
Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions.
Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10%
per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%)
on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2024, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
On July 12, 2023, the SEC approved changes to money market fund regulations. These changes, among other things: (i) eliminate provisions that permit a money market fund to suspend redemptions except in liquidations, (ii) require institutional prime and institutional tax-exempt money market funds to impose mandatory liquidity fees under certain conditions, (iii) permit a discretionary liquidity fee for a non-government money market fund and (iv) increase minimum daily and weekly liquidity for all money market funds. These changes will be implemented over the next 12 months depending on the change and may affect the Funds' operations and return potential.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Advantage Large Cap Core .......................................... $ 173,463,412 $ 45,910,474 $ (4,188,903) $ 41,721,571
Capital Appreciation ............................................... 140,487,960 119,552,713 (958,593) 118,594,120
Global Allocation .................................................. 142,925,101 19,222,336 (8,462,867) 10,759,469
High Yield ...................................................... 20,369,738 369,733 (512,711) (142,977)
Sustainable Balanced .............................................. 435,328,009 55,520,699 (22,800,429) 32,720,270

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The
Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact certain Funds' performance.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
As of period end, Capital Appreciation’s investments had the following industry classifications:
INDUSTRY ALLOCATION
Industry
Percent of
Long-Term
Investments
Semiconductors & Semiconductor Equipment ................................................................................... 22.3%
Software ........................................................................................................... 17.9
Broadline Retail ....................................................................................................... 9.2
Interactive Media & Services .............................................................................................. 9.1
Technology Hardware, Storage & Peripherals ................................................................................... 7.3
Health Care Equipment & Supplies .......................................................................................... 5.4
Other
(a)
............................................................................................................. 28.8
(a) All other industries held were less than 5% of long-term investments.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/24
Year Ended
12/31/23
Fund Name/Share Class Shares Amount Shares Amount
Advantage Large Cap Core
Shares sold 21,268 $ 598,601 99,170 $ 2,319,502
Shares issued in reinvestment of distributions ........................ — — 198,690 4,991,092
Shares redeemed (370,910) (10,183,093) (855,191) (19,868,479)
(349,642) $ (9,584,492) (557,331) $ (12,557,885)
Capital Appreciation
Shares sold 49,535 $ 2,495,310 72,761 $ 2,871,968
Shares issued in reinvestment of distributions ........................ — — 115,902 5,361,092
Shares redeemed (235,667) (12,258,157) (493,134) (19,810,088)
(186,132) $ (9,762,847) (304,471) $ (11,577,028)
Global Allocation
Shares sold 37,475 $ 581,671 103,811 $ 1,507,077
Shares issued in reinvestment of distributions ........................ — — 276,350 4,183,933
Shares redeemed (600,606) (9,351,194) (1,148,215) (16,560,038)
(563,131) $ (8,769,523) (768,054) $ (10,869,028)
Government Money Market
Shares sold 30,072,373 $ 30,072,373 74,943,421 $ 74,943,421
Shares issued in reinvestment of distributions ........................ 2,797,885 2,797,885 4,927,928 4,927,928
Shares redeemed (33,281,637) (33,281,637) (58,467,367) (58,467,367)
(411,379) $ (411,379) 21,403,982 $ 21,403,982
High Yield
Shares sold 36,603 $ 182,221 748,894 $ 3,609,726
Shares issued in reinvestment of distributions ........................ 144,600 721,005 269,753 1,298,640
Shares redeemed (398,277) (1,986,936) (873,791) (4,182,325)
(217,074) $ (1,083,710) 144,856 $ 726,041
Sustainable Balanced
Shares sold 205,960 $ 3,242,549 235,977 $ 3,526,284
Shares issued in reinvestment of distributions ........................ — — 948,567 14,721,516
Shares redeemed (1,629,487) (26,203,872) (3,248,754) (48,148,577)
(1,423,527) $ (22,961,323) (2,064,210) $ (29,900,777)

Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Company is paid by the Company, on behalf of the Funds.
General Information
Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at
blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2024
BlackRock Semi-Annual Financial Statements

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(b)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
(c)
New York, NY 10019
Willkie Farr & Gallagher LLP
(d)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Global Allocation Portfolio, BlackRock High Yield Portfolio and BlackRock Sustainable Balanced Portfolio.
(b)
For BlackRock Global Allocation Portfolio and BlackRock Sustainable Balanced Portfolio.
(c)
For all Funds except BlackRock High Yield Portfolio.
(d)
For BlackRock High Yield Portfolio.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Series Funds, Inc. (the “Corporation”) met on April
16, 2024 (the “April Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”)
between the Corporation, on behalf of BlackRock Advantage Large Cap Core Portfolio (“Large Cap Core Portfolio”), BlackRock Sustainable Balanced Portfolio (“Sustainable
Balanced Portfolio”), BlackRock Capital Appreciation Portfolio (“Capital Appreciation Portfolio”), BlackRock Global Allocation Portfolio (“Global Allocation Portfolio”) and
BlackRock Government Money Market Portfolio (“Government Money Market Portfolio” and together with the Large Cap Core Portfolio, the Sustainable Balanced Portfolio,
the Capital Appreciation Portfolio and the Global Allocation Portfolio, the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements between the Manager and (a) BlackRock International Limited (“BIL”) with respect to Sustainable
Balanced Portfolio (the “BIL Sub-Advisory Agreement”); and (b) BlackRock (Singapore) Limited (“BSL” and together with BIL, the “Sub-Advisors”) with respect to Sustainable
Balanced Portfolio and Global Allocation Portfolio (the “BSL Sub-Advisory Agreements” and together with the BIL Sub-Advisory Agreement, the “Sub-Advisory Agreements”).
The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the
“Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Corporation, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable):
investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight;
and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers;
(e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds;
and (g) other factors deemed relevant by the Board Members.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2024
BlackRock Semi-Annual Financial Statements

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered
BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk &
Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of, with respect to Global Allocation Portfolio and Sustainable Balanced Portfolio, BSL, and, with respect to Sustainable
Balanced Portfolio, BIL, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the applicable Fund and its shareholders.
B. The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.
In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and, with respect to Large Cap Core Portfolio, Sustainable Balanced Portfolio, Capital Appreciation Portfolio and Global Allocation
Portfolio, the respective Morningstar open-end fund category (“Morningstar Open-End Category”) and, with respect to Government Money Market Portfolio, a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, Sustainable Balanced Portfolio ranked in the first quartile against its Morningstar
Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that
BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, Capital Appreciation Portfolio ranked in the first, third and second quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable period.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board noted that for the one-, three- and five-year periods reported, Large Cap Core Portfolio ranked in the second, third, and second quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, Global Allocation Portfolio ranked in the second, fourth and first quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable period.
The Board reviewed the Government Money Market Portfolio’s performance within the context of the low yield environment that existed for a portion of the relative periods. In addition to reviewing the Fund’s performance and current yield, it also reviews the liquidity, duration, credit quality and other risk factors of the Fund’s portfolio.
The Board noted that for each of the one- and three-year periods reported, the Fund underperformed its Benchmark Weighted Average. The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board and BlackRock reviewed the Fund’s underperformance relative to its Benchmark Weighted Average during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that each of Large Cap Core Portfolio’s, Capital Appreciation Portfolio’s, Global Allocation Portfolio’s and Sustainable Balanced Portfolio’s
contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the pertinent Fund’s Expense Peers.
The Board reviewed the expenses within the context of the low yield environment that existed for a portion of the relative periods, and any consequent expense waivers and reimbursements necessary to maintain minimum levels of daily net investment income, as applicable. The Board noted that Government Money Market
Portfolio’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the second and third quartiles, respectively, relative to the Fund’s Expense Peers.
The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Fund, combined with the assets of certain other funds, increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the aggregate assets of the pertinent Fund combined with the assets of such other funds decrease below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for each Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2024
BlackRock Semi-Annual Financial Statements

D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Funds in a variety of ways as the assets of the Funds increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Funds’ asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Corporation, on behalf of each Fund, (ii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to Sustainable Balanced Portfolio, and (iii) the BSL Sub-Advisory
Agreements between the Manager and BSL with respect to Sustainable Balanced Portfolio and Global Allocation Portfolio, each for a one-year term ending June 30, 2025.
Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Disclosure of Investment Sub-Advisory Agreement

Disclosure of Investment Sub-Advisory Agreement
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Series Funds, Inc. (the “Corporation”) met on March
5-7, 2024 (the “Meeting”) to consider the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Advisors, LLC (the
“Manager”), the Corporation’s investment advisor, and BlackRock International Limited (the “Sub-Advisor”) with respect to BlackRock Global Allocation Portfolio (the “Fund”),
a series of the Corporation.
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), at the Meeting, the Board reviewed materials relating to its consideration of the Sub-Advisory Agreement. The Board Members who are not “interested persons” of the Corporation, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board previously met on May 23-24, 2023 (the “May 2023 Meeting”) to consider the approval of the continuation of the
Corporation’s investment advisory agreement (the “Advisory Agreement”) between the Corporation and the Manager, on behalf of the Fund. At the May 2023 Meeting, the
Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement for a one-year term ending June 30, 2024. A discussion of the basis for the Board’s approval of the Advisory Agreement at the May 2023 Meeting is included in the semi-annual shareholder report for the Fund for the period ended
June 30, 2023. The factors considered by the Board at the Meeting in connection with the approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the May 2023 Meeting with respect to approval of the Advisory Agreement.
Following discussion, the Board, including the Independent Board Members, unanimously approved the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Sub-Advisory
Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
2024
BlackRock Semi-Annual Financial Statements

The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Series Fund II, Inc. (the “Company”) met on May
3, 2024 (the “May Meeting”) and June 6-7, 2024 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”)
between the Company, on behalf of BlackRock High Yield Portfolio (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-
Advisor”), with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are
referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members who are not “interested persons” of the Company, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable):
investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight;
and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered
BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk &
Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the
Fund and its shareholders.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the May Meeting.
In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of
December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar open-end fund category (“Morningstar Open-End Category”). The Board and its Performance Oversight Committee
regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the second, second and first quartiles, respectively, against its
Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
2024
BlackRock Semi-Annual Financial Statements

reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Fund, combined with the assets of certain other funds, increase above certain contractually specified levels.
The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the aggregate assets of the Fund combined with the assets of such other funds decrease below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Company, on behalf of the Fund, for a one-year term ending June 30, 2025, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent
Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CDI Crest Depository Interests
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CVA Certification Van Aandelon (Dutch Certificate)
DAC Designated Activity Company
EM Emerging Markets
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
LIBOR London Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TIPS Treasury Inflation Protected Securities
TONAR Tokyo Overnight Average Rate
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is authorized for distribution only to Policyowners of certain variable life insurance policies, which are funded by shares of BlackRock Series Fund, Inc. and BlackRock Series Fund II, Inc. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund or the policies. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information used throughout this report does not include insurance-related fees and expenses. An investment in BlackRock Government Money Market
Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other
Government agency. BlackRock Government Money Market Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance, call (800) 626-1960.
BlackRock Government Money Market Portfolio's current 7-day yield more closely reflects the current earnings of the
Portfolio than the total returns quoted. Although BlackRock Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so and it is possible to lose money by investing in the Portfolio. Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable.
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable.
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable.
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable.
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable.
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable.
              (a)(3) Section 302 Certifications are attached.
              <<section302>>
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable.
(a)(5) Change in Registrant’s independent public accountant – Not Applicable.
(b) Section 906 Certifications are attached.
<<section906>>

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series Fund, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Series Fund, Inc.

Date: August 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date: August 14, 2024

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Series Fund, Inc.

Date: August 14, 2024